Investment Risks	Apr. 30, 2026
Airbus SE ADRhedged(TM) | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]
Market Risk. The prices of the securities in the Series are subject to the risk associated with investing in the stock market, including sudden and unpredictable drops in value. An investment in the Series may lose money.

Airbus SE ADRhedged(TM) | Risk Of Investing In France Member
Prospectus [Line Items]
Risk [Text Block]
Risk of Investing in France. The Series’ investment in French issuers subjects the Series to legal, regulatory, political, currency, security, and economic risks specific to France. Concerns have emerged with respect to the economic outlook for certain European Union (the “EU”) countries, including France. External demand for French exports is expected to be negatively impacted by the United Kingdom’s (the “U.K.”) decision to leave the EU. As a result, the French economy may experience adverse trends due to concerns about a prolonged economic downturn, potential weakness in exports, high rates of unemployment and rising government debt levels. The French economy is dependent on agricultural exports and, as a result, is susceptible to fluctuations in demand for agricultural products. France has experienced several terrorist attacks over the past several years, creating a climate of insecurity that has been detrimental to tourism.

Airbus SE ADRhedged(TM) | Investing In The European Union (“EU”) Risk Member
Prospectus [Line Items]
Risk [Text Block]
Investing in the European Union (“EU”) Risk. Efforts of member states of the EU to further unify their economic and monetary policies may increase the potential for the downward movement of one member state’s market to cause a similar effect on other member states’ markets. Separately, the EU faces issues involving its membership, structure, procedures and policies. The exit of one or more member states from the EU would place its currency and banking system in jeopardy. The exit by any other member states will likely result in increased volatility, illiquidity and potentially lower economic growth in the affected markets, which may adversely affect the Series investments.

Airbus SE ADRhedged(TM) | Foreign Market Risk Member
Prospectus [Line Items]
Risk [Text Block]
Foreign Market Risk. Because non-U.S. exchanges such as the Euronext Paris Stock Exchange may be open on days when the Series does not price its Shares, the value of the underlying securities of the ADRs in the Series portfolio may change on days when Shareholders will not be able to purchase or sell the Series Shares, regardless of whether there is an active U.S. market for Shares.

Airbus SE ADRhedged(TM) | Currency Hedging Risk Member
Prospectus [Line Items]
Risk [Text Block]
Currency Hedging Risk. Because changes in foreign currency exchange rates affect the value of ADRs, the Series enters into the Currency Hedge Contract in order to seek to minimize the impact of fluctuations in the exchange rate between the U.S. dollar and the Local Currency. While this approach is designed to minimize the impact of currency fluctuations on Series returns, it does not necessarily eliminate the Series exposure to the Local Currency. Currency hedges are sometimes subject to imperfect matching between the Currency Hedge Contract and the currencies that the contract intends to hedge, and there can be no assurance that the Currency Hedge Contract will be effective. The return of the Currency Hedge Contract will not perfectly offset the actual fluctuations between the Local Currency and the U.S. dollar. It is possible that a degree of currency exposure may remain even at the time the Currency Hedge Contract is implemented. The Series may not be able to structure the Currency Hedge Contract as anticipated or the Currency Hedge Contract may not successfully reduce the currency risk from the Portfolio Securities.

Increased volatility of the Portfolio Securities or the U.S. dollar relative to the Local Currency will generally reduce the effectiveness of the Series currency hedging strategy. Significant differences between U.S. dollar interest rates and the Local Currency interest rates may impact the effectiveness of the Series currency hedging strategy.
While currency hedging can reduce or eliminate losses due to exchange rate changes, it can also reduce or eliminate gains, and the Series bears additional transaction costs in entering into the Currency Hedge Contract.
Airbus SE ADRhedged(TM) | Currency Swap Risk Member
Prospectus [Line Items]
Risk [Text Block]
Currency Swap Risk. In order to hedge currency risk, the Series enters into a Currency Hedge Contract. The Currency Hedge Contract is subject to market risk, risk of default by the other party to the transaction, known as “counterparty risk,” and risk of imperfect correlation between profit or loss on the Currency Hedge Contract and the underlying currency exchange rate. The Currency Hedge Contract does not involve the delivery of the underlying currencies. Accordingly, the risk of loss with respect to the Currency Hedge Contract generally is limited to the net amount of payments that the Series is contractually obligated to make, or in the case of the other party to the Currency Hedge Contract defaulting, the net amount of payments that the Series is contractually entitled to receive. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid; however there is no guarantee that the swap market will continue to provide liquidity.
Changes in the credit quality of a company that serves as the Series counterparty with respect to the Currency Hedge Contract will affect the value of that instrument. A decline in the creditworthiness of the counterparty may impair the value of that counterparty’s Currency Hedge Contract with the Series, which could result in the loss of all value of the Currency Hedge Contract. By using a swap, the Series assumes the risk that its counterparty could experience financial hardships. In the event of the insolvency of the counterparty, the Series may sustain losses or be unable to liquidate the swap position. Counterparty risk may be somewhat mitigated by the fact that mark-to-market payments are made on a daily basis. The Series intends to have only one counterparty, which will expose the Series to greater counterparty risk and the Series may be unable to enter into the Currency Hedge Contract on favorable terms, potentially preventing the Series from achieving its investment objective. The Series is subject to liquidity risk if the Series is required to reserve its assets against its exposure under the Currency Hedge Contract.

Compared to other types of investments, derivatives, such as the Currency Hedge Contract, may be harder to value and may also be less tax efficient. The Series is subject to valuation risk as it may improperly value the Currency Hedge Contract if market quotations are unavailable. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Series taxable income or gains, and may limit or prevent the Series from using the Currency Hedge Contract as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Series to change its investment strategy.

Airbus SE ADRhedged(TM) | Airbus SE Company Risk Member
Prospectus [Line Items]
Risk [Text Block]	Airbus SE Company Risk. Because the Series only invests in ADRs of the Company and the Currency Hedge Contract, the Series may be adversely affected by the performance of the Company, subject to increased price volatility and more susceptible to adverse economic, market, political or regulatory occurrences affecting the Company. Airbus SE may perform poorly, causing the value of its securities to decline. Poor performance may be caused by poor management decisions, competitive pressures, changes in technology, disruptions in supply chain, shortages of critical materials, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors. Issuers may, in times of distress or at their own discretion, decide to reduce or eliminate dividends, which may also cause their stock prices to decline.
Airbus SE ADRhedged(TM) | Airbus SE Investing Risk Member
Prospectus [Line Items]
Risk [Text Block]
Airbus SE Investing Risk. Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole. In addition to the risks associated generally with operating companies and aerospace and defense industry companies, Airbus SE faces risks unique to its operations including, among others, geopolitical instability impacting defense spending, complex and costly development projects, stringent regulatory environments, cyber security threats, technological obsolescence, reputational damage from accidents, and potential for ethical concerns surrounding military technology development.

Airbus SE ADRhedged(TM) | Aerospace And Defense Industry Risk Member
Prospectus [Line Items]
Risk [Text Block]
Aerospace and Defense Industry Risk. Government aerospace and defense regulation and spending policies can significantly affect the aerospace and defense industry because many companies involved in the aerospace and defense industry rely to a large extent government demand for their products and services. There are significant risks inherent in contracting with governments that could have a material adverse effect on the business, financial condition and results of operations of industry participants.

Airbus SE ADRhedged(TM) | Risk Of Investing In Depositary Receipts Risk Member
Prospectus [Line Items]
Risk [Text Block]
Risk of Investing in Depositary Receipts. ADRs involve risk not experienced when investing directly in the equity securities of an issuer. Changes in foreign currency exchange rates affect the value of ADRs and, therefore, may affect the value of the Series portfolio, although the Series enters into the Currency Hedge Contract to seek to minimize the impact of fluctuations in the foreign currency exchange rate. Although the ADRs in which the Series invests will be listed on U.S. over-the-counter markets, there can be no assurance that a market for these securities will be made or maintained or that any such market will be or remain liquid.

ADRs may be subject to some of the same risks as direct investment in foreign companies, which includes international trade, currency, political, regulatory and diplomatic risks. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary’s transaction fees. Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the depositary’s transaction fees are paid directly by the ADR holders. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through. There is also no guarantee that a financial institution will continue to sponsor a particular ADR. As a result, the Series may have difficulty selling securities if it needs to do so, or selling them quickly and efficiently at the prices at which they have been valued. The depositary bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest, and processing corporate actions. A Series would be expected to pay a share of the additional fees, which it would not pay if investing directly in the foreign securities. In addition, the underlying issuers of certain depositary receipts are under no obligation to distribute Shareholder communications or pass through any voting rights with respect to the deposited securities to the holders of such receipts. The Series may therefore receive less timely information or have less control than if it invested directly in the foreign issuer.
To the extent the Manager of the Series determines that material information about the Company underlying the ADRs is not available in English and generally made available to the public in a manner described above in the Principal Investment Strategies, investors in the Series may not be able to gather information on which to make investment decisions. In such circumstances, the Adviser will advise the Board of Trustees of the Series of the circumstances, and the Board may make a determination to cease operations of the Series. In such circumstances, the Series may distribute the underlying ADRs in kind to shareholders, the Fund may liquidate the positions and distribute cash to shareholders, or the Board may take such other actions as it deems most appropriate for, and in the best of, shareholders under the circumstances.
Airbus SE ADRhedged(TM) | Risks Of Investing In Unsponsored Depositary Receipts Risk Member
Prospectus [Line Items]
Risk [Text Block]
Risks of Investing in Unsponsored Depositary Receipts. Unsponsored ADRs carry specific risks compared to sponsored ADRs. Here are some key risks to consider:

•Lack of Control by the Foreign Company: Unsponsored ADRs are issued without the involvement or consent of the foreign company, which means the company may not provide timely or accurate financial information, potentially leading to a lack of transparency.
•Limited Information: Since the foreign issuer is not directly involved, the level of financial disclosure and corporate governance might be lower. Investors may not have access to crucial information that would be available with a sponsored ADR.
•Liquidity Issues: Unsponsored ADRs can have lower trading volumes compared to sponsored ADRs, which might lead to wider bid-ask spreads and difficulties in executing trades.
•Exchange Rate Risk: Like all foreign investments, unsponsored ADRs are subject to currency risk. Fluctuations in the exchange rate can significantly impact the value of the investment.
•Regulatory Risks: Different regulatory environments may affect the company's operations and financial health. Unsponsored ADRs may not comply with the same regulatory standards as sponsored ADRs. The regulatory requirements applicable to a foreign issuer may be different than those of the United States, and as a result, the frequency and level of detail of disclosure about the operations of such an issuer may be less than the requirements imposed on issuers whose securities are registered in the United States.
•Potential for Higher Volatility: Due to lower liquidity and less oversight, unsponsored ADRs may experience higher price volatility.

Airbus SE ADRhedged(TM) | Risks Of Investing In Unsponsored Depositary Receipts, Lack Of Control By The Foreign Company Risk Member
Prospectus [Line Items]
Risk [Text Block]	Lack of Control by the Foreign Company: Unsponsored ADRs are issued without the involvement or consent of the foreign company, which means the company may not provide timely or accurate financial information, potentially leading to a lack of transparency.
Airbus SE ADRhedged(TM) | Risks Of Investing In Unsponsored Depositary Receipts, Limited Information Risk Member
Prospectus [Line Items]
Risk [Text Block]	Limited Information: Since the foreign issuer is not directly involved, the level of financial disclosure and corporate governance might be lower. Investors may not have access to crucial information that would be available with a sponsored ADR.
Airbus SE ADRhedged(TM) | Risks Of Investing In Unsponsored Depositary Receipts, Liquidity Issues Risk Member
Prospectus [Line Items]
Risk [Text Block]	Liquidity Issues: Unsponsored ADRs can have lower trading volumes compared to sponsored ADRs, which might lead to wider bid-ask spreads and difficulties in executing trades.
Airbus SE ADRhedged(TM) | Risks Of Investing In Unsponsored Depositary Receipts, Exchange Rate Risk Member
Prospectus [Line Items]
Risk [Text Block]	Exchange Rate Risk: Like all foreign investments, unsponsored ADRs are subject to currency risk. Fluctuations in the exchange rate can significantly impact the value of the investment.
Airbus SE ADRhedged(TM) | Risks Of Investing In Unsponsored Depositary Receipts, Regulatory Risks Member
Prospectus [Line Items]
Risk [Text Block]	Regulatory Risks: Different regulatory environments may affect the company's operations and financial health. Unsponsored ADRs may not comply with the same regulatory standards as sponsored ADRs. The regulatory requirements applicable to a foreign issuer may be different than those of the United States, and as a result, the frequency and level of detail of disclosure about the operations of such an issuer may be less than the requirements imposed on issuers whose securities are registered in the United States.
Airbus SE ADRhedged(TM) | Risks Of Investing In Unsponsored Depositary Receipts, Potential For Higher Volatility Risk Member
Prospectus [Line Items]
Risk [Text Block]	Potential for Higher Volatility: Due to lower liquidity and less oversight, unsponsored ADRs may experience higher price volatility.
Airbus SE ADRhedged(TM) | Tax Risk Member
Prospectus [Line Items]
Risk [Text Block]
Tax Risk. The Series intends to take the position that it will be treated as a grantor trust for U.S. federal income tax purposes. Assuming such treatment is respected, the Series will not be subject to U.S. federal income tax. Rather, a pro rata portion of the Series income, gain, losses and deductions will “flow through” to each beneficial owner of Shares (“Shareholder”). The Series has not requested and will not request an advance ruling from the U.S. Internal Revenue Service (“IRS”) as to its status as a grantor trust. If the Series fails to qualify as a grantor trust for any year (subject to any available curative measures), the Series likely will be subject to regular corporate level U.S. federal income tax in that year on all of its taxable income, regardless of whether the Series makes any distributions to its Shareholders.

Airbus SE ADRhedged(TM) | Equity Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Equity Securities Risk. The trading price of equity securities, including the prices of Series Shares and ADRs, will fluctuate in response to a variety of factors. These factors include events impacting a single issuer, as well as political, market and economic developments that affect specific market segments and the market as a whole. The Series NAV and market price, like stock prices generally, will fluctuate within a wide range in response to these factors. As a result, an investor could lose money over short or even long periods.

Airbus SE ADRhedged(TM) | Management Risk Member
Prospectus [Line Items]
Risk [Text Block]
Management Risk. The Series is subject to the risk that the Manager’s investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results.

Airbus SE ADRhedged(TM) | Market Trading Risk Member
Prospectus [Line Items]
Risk [Text Block]
Market Trading Risk. The Series faces numerous market trading risks, including the potential lack of an active market for Series Shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Series. Any of these factors, among others, may lead to the Series Shares trading at a premium or discount to NAV. Thus, you may pay significantly more (or less) than NAV when you buy Shares of the Series in the secondary market, and you may receive significantly less (or more) than NAV when you sell those Shares in the secondary market. The Manager cannot predict whether Shares will trade above (premium), below (discount) or at NAV. An active market for the Series Shares may not develop and market trading may be halted if trading in one or more of the Series underlying securities is halted. The difference in bid and ask prices is often referred to as the "spread" or "bid/ask spread." The bid/ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if the Series Shares have more trading volume and market liquidity and higher if the Series
Shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads. In addition, in stressed market conditions, the market for the Series Shares may become less liquid in response to deteriorating liquidity in the markets for the Series underlying portfolio holdings in the ADRs.
Airbus SE ADRhedged(TM) | Authorized Participant Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]
Authorized Participant Concentration Risk. Only an authorized participant (“Authorized Participant”) may engage in creation or redemption transactions directly with the Series. The Series has a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Series and no other Authorized Participant is able to step forward to create or redeem Creation Units, Series Shares may trade at a discount to NAV and possibly face trading halts and/or delisting. This risk may be more pronounced in volatile markets, potentially where there are significant redemptions in exchange-traded funds generally.

Airbus SE ADRhedged(TM) | New Series Risk Member
Prospectus [Line Items]
Risk [Text Block]
New Series Risk. As of the date of this prospectus, the Series has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Series market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

Airbus SE ADRhedged(TM) | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any investment, you could lose all or part of your investment in the Series, and the Series performance could trail that of other investments.
Airbus SE ADRhedged(TM) | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Series is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Airbus SE ADRhedged(TM) | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversification Risk. The Series is non-diversified and holds Portfolio Securities of only one particular issuer. As a result, the Series may have greater volatility than other diversified funds. Because a non-diversified fund may invest a larger percentage of its assets in securities of a single company than diversified funds, the performance of that company can have a substantial impact on Share price.

Anheuser-Busch InBev SA/NV ADRhedged | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]
Market Risk. The prices of the securities in the Series are subject to the risk associated with investing in the stock market, including sudden and unpredictable drops in value. An investment in the Series may lose money.

Anheuser-Busch InBev SA/NV ADRhedged | Investing In The European Union (“EU”) Risk Member
Prospectus [Line Items]
Risk [Text Block]
Investing in the European Union (“EU”) Risk. Efforts of member states of the EU to further unify their economic and monetary policies may increase the potential for the downward movement of one member state’s market to cause a similar effect on other member states’ markets. Separately, the EU faces issues involving its membership, structure, procedures and policies. The exit of one or more member states from the EU would place its currency and banking system in jeopardy. The exit by any other member states will likely result in increased volatility, illiquidity and potentially lower economic growth in the affected markets, which may adversely affect the Series investments.

Anheuser-Busch InBev SA/NV ADRhedged | Foreign Market Risk Member
Prospectus [Line Items]
Risk [Text Block]
Foreign Market Risk. Because non-U.S. exchanges such as the Brussels Stock Exchange may be open on days when the Series does not price its Shares, the value of the underlying securities of the ADRs in the Series portfolio may change on days when Shareholders will not be able to purchase or sell the Series Shares, regardless of whether there is an active U.S. market for Shares.

Anheuser-Busch InBev SA/NV ADRhedged | Currency Hedging Risk Member
Prospectus [Line Items]
Risk [Text Block]
Currency Hedging Risk. Because changes in foreign currency exchange rates affect the value of ADRs, the Series enters into the Currency Hedge Contract in order to seek to minimize the impact of fluctuations in the exchange rate between the U.S. dollar and the Local Currency. While this approach is designed to minimize the impact of currency fluctuations on Series returns, it does not necessarily eliminate the Series exposure to the Local Currency. Currency hedges are sometimes subject to imperfect matching between the Currency Hedge Contract and the currencies that the contract intends to hedge, and there can be no assurance that the Currency Hedge Contract will be effective. The return of the Currency Hedge Contract will not perfectly offset the actual fluctuations between the Local Currency and the U.S. dollar. It is possible that a degree of currency exposure may remain even at the time the Currency Hedge Contract is implemented. The Series may not be able to structure the Currency Hedge Contract as anticipated or the Currency Hedge Contract may not successfully reduce the currency risk from the Portfolio Securities.

Increased volatility of the Portfolio Securities or the U.S. dollar relative to the Local Currency will generally reduce the effectiveness of the Series currency hedging strategy. Significant differences between U.S. dollar interest rates and the Local Currency interest rates may impact the effectiveness of the Series currency hedging strategy.
While currency hedging can reduce or eliminate losses due to exchange rate changes, it can also reduce or eliminate gains, and the Series bears additional transaction costs in entering into the Currency Hedge Contract.
Anheuser-Busch InBev SA/NV ADRhedged | Currency Swap Risk Member
Prospectus [Line Items]
Risk [Text Block]
Currency Swap Risk. In order to hedge currency risk, the Series enters into a Currency Hedge Contract. The Currency Hedge Contract is subject to market risk, risk of default by the other party to the transaction, known as “counterparty risk,” and risk of imperfect correlation between profit or loss on the Currency Hedge Contract and the underlying currency exchange rate. The Currency Hedge Contract does not involve the delivery of the underlying currencies. Accordingly, the risk of loss with respect to the Currency Hedge Contract generally is limited to the net amount of payments that the Series is contractually obligated to make, or in the case of the other party to the Currency Hedge Contract defaulting, the net amount of payments that the Series is contractually entitled to receive. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid; however there is no guarantee that the swap market will continue to provide liquidity.
Changes in the credit quality of a company that serves as the Series counterparty with respect to the Currency Hedge Contract will affect the value of that instrument. A decline in the creditworthiness of the counterparty may impair the value of that counterparty’s Currency Hedge Contract with the Series, which could result in the loss of all value of the Currency Hedge Contract. By using a swap, the Series assumes the risk that its counterparty could experience financial hardships. In the event of the insolvency of the counterparty, the Series may sustain losses or be unable to liquidate the swap position. Counterparty risk may be somewhat mitigated by the fact that mark-to-market payments are made on a daily basis. The Series intends to have only one counterparty, which will expose the Series to greater counterparty risk and the Series may be unable to enter into the Currency Hedge Contract on favorable terms, potentially preventing the Series from achieving its investment objective. The Series is subject to liquidity risk if the Series is required to reserve its assets against its exposure under the Currency Hedge Contract.
Compared to other types of investments, derivatives, such as the Currency Hedge Contract, may be harder to value and may also be less tax efficient. The Series is subject to valuation risk as it may improperly value the Currency Hedge Contract if market quotations are unavailable. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Series taxable income or gains, and may limit or prevent the Series from using the Currency Hedge Contract as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Series to change its investment strategy.

Anheuser-Busch InBev SA/NV ADRhedged | Risk Of Investing In Depositary Receipts Risk Member
Prospectus [Line Items]
Risk [Text Block]
Risk of Investing in Depositary Receipts. ADRs involve risk not experienced when investing directly in the equity securities of an issuer. Changes in foreign currency exchange rates affect the value of ADRs and, therefore, may affect the value of the Series portfolio, although the Series enters into the Currency Hedge Contract to seek to minimize the impact of fluctuations in the foreign currency exchange rate. Although the ADRs in which the Series invests will be listed on major U.S. exchanges, there can be no assurance that a market for these securities will be made or maintained or that any such market will be or remain liquid. There is also no guarantee that a financial institution will continue to sponsor a particular ADR. As a result, the Series may have difficulty selling securities if it needs to do so, or selling them quickly and efficiently at the prices at which they have been valued. The depositary bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest, and processing corporate actions. A Series would be expected to pay a share of the additional fees, which it would not pay if investing directly in the foreign securities. In addition, the underlying issuers of certain depositary receipts are under no obligation to distribute Shareholder communications or pass through any voting rights with respect to the deposited securities to the holders of such receipts. The Series may therefore receive less timely information or have less control than if it invested directly in the foreign issuer.

Anheuser-Busch InBev SA/NV ADRhedged | Tax Risk Member
Prospectus [Line Items]
Risk [Text Block]
Tax Risk. The Series intends to take the position that it will be treated as a grantor trust for U.S. federal income tax purposes. Assuming such treatment is respected, the Series will not be subject to U.S. federal income tax. Rather, a pro rata portion of the Series income, gain, losses and deductions will “flow through” to each beneficial owner of Shares (“Shareholder”). The Series has not requested and will not request an advance ruling from the U.S. Internal Revenue Service (“IRS”) as to its status as a grantor trust. If the Series fails to qualify as a grantor trust for any year (subject to any available curative measures), the Series likely will be subject to regular corporate level U.S. federal income tax in that year on all of its taxable income, regardless of whether the Series makes any distributions to its Shareholders.

Anheuser-Busch InBev SA/NV ADRhedged | Equity Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Equity Securities Risk. The trading price of equity securities, including the prices of Series Shares and ADRs, will fluctuate in response to a variety of factors. These factors include events impacting a single issuer, as well as political, market and economic developments that affect specific market segments and the market as a whole. The Series NAV and market price, like stock prices generally, will fluctuate within a wide range in response to these factors. As a result, an investor could lose money over short or even long periods.

Anheuser-Busch InBev SA/NV ADRhedged | Management Risk Member
Prospectus [Line Items]
Risk [Text Block]
Management Risk. The Series is subject to the risk that the Manager’s investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results.

Anheuser-Busch InBev SA/NV ADRhedged | Market Trading Risk Member
Prospectus [Line Items]
Risk [Text Block]	Market Trading Risk. The Series faces numerous market trading risks, including the potential lack of an active market for Series Shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Series. Any of these factors, among others, may lead to the Series Shares trading at a premium or discount to NAV. Thus, you may pay significantly more (or less) than NAV when you buy Shares of the Series in the secondary market, and you may receive significantly less (or more) than NAV when you sell those Shares in the secondary market. The Manager cannot predict whether Shares will trade above (premium), below (discount) or at NAV. An active market for the Series Shares may not develop and market trading may be halted if trading in one or more of the Series underlying securities is halted. The difference in bid and ask prices is often referred to as the "spread" or "bid/ask spread." The bid/ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if the Series Shares have more trading volume and market liquidity and higher if the Series Shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads. In addition, in stressed market conditions, the market for the Series Shares may become less liquid in response to deteriorating liquidity in the markets for the Series underlying portfolio holdings in the ADRs.
Anheuser-Busch InBev SA/NV ADRhedged | Authorized Participant Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]
Authorized Participant Concentration Risk. Only an authorized participant (“Authorized Participant”) may engage in creation or redemption transactions directly with the Series. The Series has a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Series and no other Authorized Participant is able to step forward to create or redeem Creation Units, Series Shares may trade at a discount to NAV and possibly face trading halts and/or delisting. This risk may be more pronounced in volatile markets, potentially where there are significant redemptions in exchange-traded funds generally.

Anheuser-Busch InBev SA/NV ADRhedged | New Series Risk Member
Prospectus [Line Items]
Risk [Text Block]
New Series Risk. As of the date of this prospectus, the Series has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Series market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

Anheuser-Busch InBev SA/NV ADRhedged | Risks Of Investing In Belgium Member
Prospectus [Line Items]
Risk [Text Block]
Risks of Investing in Belgium. The risks of investing in the securities of a Belgium company include risks of lack of natural resources. Any fluctuation or shortage in the commodity markets could have a negative impact on the Belgian economy.

Anheuser-Busch InBev SA/NV ADRhedged | Issuer Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]
Issuer Concentration Risk. Because the Series only invests in ADRs of the Company and the Currency Hedge Contract, the Series may be adversely affected by the performance of the Company, subject to increased price volatility and more susceptible to adverse economic, market, political or regulatory occurrences affecting the Company, the beverages industry or Belgium. Any issuer may perform poorly, causing the value of its securities to decline. Poor performance may be caused by poor management decisions, competitive pressures, changes in technology, disruptions in supply, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors. Issuers may, in times of distress or at their own discretion, decide to reduce or eliminate dividends, which may also cause their stock prices to decline.

Anheuser-Busch InBev SA/NV ADRhedged | Beverages Industry Risk Member
Prospectus [Line Items]
Risk [Text Block]
Beverages Industry Risk. The Series is subject to the risks faced by companies in the beverage industry, including: changes in demand for products, demographic and product trends and general economic conditions; effects of competitive pricing, environmental factors, marketing campaigns and consumer boycotts; and adverse effects from governmental regulation and oversight. The beverage industry may also be affected by risks that affect the broader consumer staples industry.

Anheuser-Busch InBev SA/NV ADRhedged | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any investment, you could lose all or part of your investment in the Series, and the Series performance could trail that of other investments.
Anheuser-Busch InBev SA/NV ADRhedged | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Series is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Anheuser-Busch InBev SA/NV ADRhedged | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversification Risk. The Series is non-diversified and holds Portfolio Securities of only one particular issuer. As a result, the Series may have greater volatility than other diversified funds. Because a non-diversified fund may invest a larger percentage of its assets in securities of a single company than diversified funds, the performance of that company can have a substantial impact on Share price.

Argenx SE ADRhedged(TM) | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]
Market Risk. The prices of the securities in the Series are subject to the risk associated with investing in the stock market, including sudden and unpredictable drops in value. An investment in the Series may lose money.

Argenx SE ADRhedged(TM) | Investing In The European Union (“EU”) Risk Member
Prospectus [Line Items]
Risk [Text Block]
Investing in the European Union (“EU”) Risk. Efforts of member states of the EU to further unify their economic and monetary policies may increase the potential for the downward movement of one member state’s market to cause a similar effect on other member states’ markets. Separately, the EU faces issues involving its membership, structure, procedures and policies. The exit of one or more member states from the EU would place its currency and banking system in jeopardy. The exit by any other member states will likely result in increased volatility, illiquidity and potentially lower economic growth in the affected markets, which may adversely affect the Series investments.

Argenx SE ADRhedged(TM) | Foreign Market Risk Member
Prospectus [Line Items]
Risk [Text Block]
Foreign Market Risk. Because non-U.S. exchanges such as the Euronext Amsterdam Stock Exchange may be open on days when the Series does not price its Shares, the value of the underlying securities of the ADRs in the Series portfolio may change on days when Shareholders will not be able to purchase or sell the Series Shares, regardless of whether there is an active U.S. market for Shares.

Argenx SE ADRhedged(TM) | Currency Hedging Risk Member
Prospectus [Line Items]
Risk [Text Block]
Currency Hedging Risk. Because changes in foreign currency exchange rates affect the value of ADRs, the Series enters into the Currency Hedge Contract in order to seek to minimize the impact of fluctuations in the exchange rate between the U.S. dollar and the Local Currency. While this approach is designed to minimize the impact of currency fluctuations on Series returns, it does not necessarily eliminate the Series exposure to the Local Currency. Currency hedges are sometimes subject to imperfect matching between the Currency Hedge Contract and the currencies that the contract intends to hedge, and there can be no assurance that the Currency Hedge Contract will be effective. The return of the Currency Hedge Contract will not perfectly offset the actual fluctuations between the Local Currency and the U.S. dollar. It is possible that a degree of currency exposure may remain even at the time the Currency Hedge Contract is implemented. The Series may not be able to structure the Currency Hedge Contract as anticipated or the Currency Hedge Contract may not successfully reduce the currency risk from the Portfolio Securities.

Increased volatility of the Portfolio Securities or the U.S. dollar relative to the Local Currency will generally reduce the effectiveness of the Series currency hedging strategy. Significant differences between U.S. dollar interest rates and the Local Currency interest rates may impact the effectiveness of the Series currency hedging strategy.
While currency hedging can reduce or eliminate losses due to exchange rate changes, it can also reduce or eliminate gains, and the Series bears additional transaction costs in entering into the Currency Hedge Contract.
Argenx SE ADRhedged(TM) | Currency Swap Risk Member
Prospectus [Line Items]
Risk [Text Block]
Currency Swap Risk. In order to hedge currency risk, the Series enters into a Currency Hedge Contract. The Currency Hedge Contract is subject to market risk, risk of default by the other party to the transaction, known as “counterparty risk,” and risk of imperfect correlation between profit or loss on the Currency Hedge Contract and the underlying currency exchange rate. The Currency Hedge Contract does not involve the delivery of the underlying currencies. Accordingly, the risk of loss with respect to the Currency Hedge Contract generally is limited to the net amount of payments that the Series is contractually obligated to make, or in the case of the other party to the Currency Hedge Contract defaulting, the net amount of payments that the Series is contractually entitled to receive. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid; however there is no guarantee that the swap market will continue to provide liquidity.

Changes in the credit quality of a company that serves as the Series counterparty with respect to the Currency Hedge Contract will affect the value of that instrument. A decline in the creditworthiness of the counterparty may impair the value of that counterparty’s Currency Hedge Contract with the Series, which could result in the loss of all value of the Currency Hedge Contract. By using a swap, the Series assumes the risk that its counterparty could experience financial hardships. In the event of the insolvency of the counterparty, the Series may sustain losses or be unable to liquidate the swap position. Counterparty risk may be somewhat mitigated by the fact that mark-to-market payments are made on a daily basis. The Series intends to have only one counterparty, which will expose the Series to greater counterparty risk and the Series may be unable to enter into the Currency Hedge Contract on favorable terms, potentially preventing the Series from achieving its investment objective. The Series is subject to liquidity risk if the Series is required to reserve its assets against its exposure under the Currency Hedge Contract.

Compared to other types of investments, derivatives, such as the Currency Hedge Contract, may be harder to value and may also be less tax efficient. The Series is subject to valuation risk as it may improperly value the Currency Hedge Contract if market quotations are unavailable. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Series taxable income or gains, and may limit or prevent the Series from using the Currency Hedge Contract as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Series to change its investment strategy.

Argenx SE ADRhedged(TM) | Risk Of Investing In Depositary Receipts Risk Member
Prospectus [Line Items]
Risk [Text Block]
Risk of Investing in Depositary Receipts. ADRs involve risk not experienced when investing directly in the equity securities of an issuer. Changes in foreign currency exchange rates affect the value of ADRs and, therefore, may affect the value of the Series portfolio, although the Series enters into the Currency Hedge Contract to seek to minimize the impact of fluctuations in the foreign currency exchange rate. Although the ADRs in which the Series invests will be listed on major U.S. exchanges, there can be no assurance that a market for these securities will be made or maintained or that any such market will be or remain liquid. There is also no guarantee that a financial institution will continue to sponsor a particular ADR. As a result, the Series may have difficulty selling securities if it needs to do so, or selling them quickly and efficiently at the prices at which they have been valued. The depositary bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest, and processing corporate actions. A Series would be expected to pay a share of the additional fees, which it would not pay if investing directly in the foreign securities. In addition, the underlying issuers of certain depositary receipts are under no obligation to distribute Shareholder communications or pass through any voting rights with respect to the deposited securities to the holders of such receipts. The Series may therefore receive less timely information or have less control than if it invested directly in the foreign issuer.

Argenx SE ADRhedged(TM) | Tax Risk Member
Prospectus [Line Items]
Risk [Text Block]
Tax Risk. The Series intends to take the position that it will be treated as a grantor trust for U.S. federal income tax purposes. Assuming such treatment is respected, the Series will not be subject to U.S. federal income tax. Rather, a pro rata portion of the Series income, gain, losses and deductions will “flow through” to each beneficial owner of Shares (“Shareholder”). The Series has not requested and will not request an advance ruling from the U.S. Internal Revenue Service (“IRS”) as to its status as a grantor trust. If the Series fails to qualify as a grantor trust for any year (subject to any available curative measures), the Series likely will be subject to regular corporate level U.S. federal income tax in that year on all of its taxable income, regardless of whether the Series makes any distributions to its Shareholders.

Argenx SE ADRhedged(TM) | Equity Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Equity Securities Risk. The trading price of equity securities, including the prices of Series Shares and ADRs, will fluctuate in response to a variety of factors. These factors include events impacting a single issuer, as well as political, market and economic developments that affect specific market segments and the market as a whole. The Series NAV and market price, like stock prices generally, will fluctuate within a wide range in response to these factors. As a result, an investor could lose money over short or even long periods.

Argenx SE ADRhedged(TM) | Management Risk Member
Prospectus [Line Items]
Risk [Text Block]
Management Risk. The Series is subject to the risk that the Manager’s investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results.

Argenx SE ADRhedged(TM) | Market Trading Risk Member
Prospectus [Line Items]
Risk [Text Block]	Market Trading Risk. The Series faces numerous market trading risks, including the potential lack of an active market for Series Shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Series. Any of these factors, among others, may lead to the Series Shares trading at a premium or discount to NAV. Thus, you may pay significantly more (or less) than NAV when you buy Shares of the Series in the secondary market, and you may receive significantly less (or more) than NAV when you sell those Shares in the secondary market. The Manager cannot predict whether Shares will trade above (premium), below (discount) or at NAV. An active market for the Series Shares may not develop and market trading may be halted if trading in one or more of the Series underlying securities is halted. The difference in bid and ask prices is often referred to as the "spread" or "bid/ask spread." The bid/ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if the Series Shares have more trading volume and market liquidity and higher if the Series Shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads. In addition, in stressed market conditions, the market for the Series Shares may become less liquid in response to deteriorating liquidity in the markets for the Series underlying portfolio holdings in the ADRs.
Argenx SE ADRhedged(TM) | Authorized Participant Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]
Authorized Participant Concentration Risk. Only an authorized participant (“Authorized Participant”) may engage in creation or redemption transactions directly with the Series. The Series has a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Series and no other Authorized Participant is able to step forward to create or redeem Creation Units, Series Shares may trade at a discount to NAV and possibly face trading halts and/or delisting. This risk may be more pronounced in volatile markets, potentially where there are significant redemptions in exchange-traded funds generally.

Argenx SE ADRhedged(TM) | New Series Risk Member
Prospectus [Line Items]
Risk [Text Block]
New Series Risk. As of the date of this prospectus, the Series has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Series market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

Argenx SE ADRhedged(TM) | Issuer Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]
Issuer Concentration Risk. Because the Series only invests in ADRs of the Company and the Currency Hedge Contract, the Series may be adversely affected by the performance of the Company, subject to increased price volatility and more susceptible to adverse economic, market, political or regulatory occurrences affecting the Company. Any issuer may perform poorly, causing the value of its securities to decline. Poor performance may be caused by poor management decisions, competitive pressures, changes in technology, disruptions in supply, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors. Issuers may, in times of distress or at their own discretion, decide to reduce or eliminate dividends, which may also cause their stock prices to decline.

Argenx SE ADRhedged(TM) | Risk Of Investing In The Netherlands Member
Prospectus [Line Items]
Risk [Text Block]
Risk of Investing in the Netherlands. Investments in Dutch issuers will subject the Series to legal, regulatory, political, currency, security and economic risk specific to the Netherlands and the countries that use the euro. In addition, because the economy of the Netherlands is export driven, the Netherlands relies heavily on its key trading partners.

Argenx SE ADRhedged(TM) | Biotechnology Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]
Biotechnology Companies Risk. Biotech companies invest heavily in research and development which may not necessarily lead to commercially successful products. These companies are also subject to increased governmental regulation which may delay or inhibit the release of new products. Many biotech companies are dependent upon their ability to use and enforce intellectual property rights and patents. Any impairment of such rights may have adverse financial consequences. Biotech stocks, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Biotech companies can be significantly affected by technological change and obsolescence, product liability lawsuits and consequential high insurance costs.

Argenx SE ADRhedged(TM) | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any investment, you could lose all or part of your investment in the Series, and the Series performance could trail that of other investments.
Argenx SE ADRhedged(TM) | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Series is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Argenx SE ADRhedged(TM) | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversification Risk. The Series is non-diversified and holds Portfolio Securities of only one particular issuer. As a result, the Series may have greater volatility than other diversified funds. Because a non-diversified fund may invest a larger percentage of its assets in securities of a single company than diversified funds, the performance of that company can have a substantial impact on Share price.

Arm Holdings PLC ADRhedged(TM) | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]
Market Risk. The prices of the securities in the Series are subject to the risk associated with investing in the stock market, including sudden and unpredictable drops in value. An investment in the Series may lose money.

Arm Holdings PLC ADRhedged(TM) | Foreign Market Risk Member
Prospectus [Line Items]
Risk [Text Block]
Foreign Market Risk. Because non-U.S. exchanges such as the London Stock Exchange may be open on days when the Series does not price its Shares, the value of the underlying securities of the ADRs in the Series portfolio may change on days when Shareholders will not be able to purchase or sell the Series Shares, regardless of whether there is an active U.S. market for Shares.

Arm Holdings PLC ADRhedged(TM) | Currency Hedging Risk Member
Prospectus [Line Items]
Risk [Text Block]
Currency Hedging Risk. Because changes in foreign currency exchange rates affect the value of ADRs, the Series enters into the Currency Hedge Contract in order to seek to minimize the impact of fluctuations in the exchange rate between the U.S. dollar and the Local Currency. While this approach is designed to minimize the impact of currency fluctuations on Series returns, it does not necessarily eliminate the Series exposure to the Local Currency. Currency hedges are sometimes subject to imperfect matching between the Currency Hedge Contract and the currencies that the contract intends to hedge, and there can be no assurance that the Currency Hedge Contract will be effective. The return of the Currency Hedge Contract will not perfectly offset the actual fluctuations between the Local Currency and the U.S. dollar. It is possible that a degree of currency exposure may remain even at the time the Currency Hedge Contract is implemented. The Series may not be able to structure the Currency Hedge Contract as anticipated or the Currency Hedge Contract may not successfully reduce the currency risk from the Portfolio Securities.

Increased volatility of the Portfolio Securities or the U.S. dollar relative to the Local Currency will generally reduce the effectiveness of the Series currency hedging strategy. Significant differences between U.S. dollar interest rates and the Local Currency interest rates may impact the effectiveness of the Series currency hedging strategy.
While currency hedging can reduce or eliminate losses due to exchange rate changes, it can also reduce or eliminate gains, and the Series bears additional transaction costs in entering into the Currency Hedge Contract.
Arm Holdings PLC ADRhedged(TM) | Currency Swap Risk Member
Prospectus [Line Items]
Risk [Text Block]
Currency Swap Risk. In order to hedge currency risk, the Series enters into a Currency Hedge Contract. The Currency Hedge Contract is subject to market risk, risk of default by the other party to the transaction, known as “counterparty risk,” and risk of imperfect correlation between profit or loss on the Currency Hedge Contract and the underlying currency exchange rate. The Currency Hedge Contract does not involve the delivery of the underlying currencies. Accordingly, the risk of loss with respect to the Currency Hedge Contract generally is limited to the net amount of payments that the Series is contractually obligated to make, or in the case of the other party to the Currency Hedge Contract defaulting, the net amount of payments that the Series is contractually entitled to receive. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid; however there is no guarantee that the swap market will continue to provide liquidity.

Changes in the credit quality of a company that serves as the Series counterparty with respect to the Currency Hedge Contract will affect the value of that instrument. A decline in the creditworthiness of the counterparty may impair the value of that counterparty’s Currency Hedge Contract with the Series, which could result in the loss of all value of the Currency Hedge Contract. By using a swap, the Series assumes the risk that its counterparty could experience financial hardships. In the event of the insolvency of the counterparty, the Series may sustain losses or be unable to liquidate the swap position. Counterparty risk may be somewhat mitigated by the fact that mark-to-market payments are made on a daily basis. The Series intends to have only one counterparty, which will expose the Series to greater counterparty risk and the Series may be unable to enter into the Currency Hedge Contract on favorable terms, potentially preventing the Series from achieving its investment objective. The Series is subject to liquidity risk if the Series is required to reserve its assets against its exposure under the Currency Hedge Contract.

Compared to other types of investments, derivatives, such as the Currency Hedge Contract, may be harder to value and may also be less tax efficient. The Series is subject to valuation risk as it may improperly value the Currency Hedge Contract if market quotations are unavailable. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Series taxable income or gains, and may limit or prevent the Series from using the Currency Hedge Contract as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Series to change its investment strategy.

Arm Holdings PLC ADRhedged(TM) | Risk Of Investing In Depositary Receipts Risk Member
Prospectus [Line Items]
Risk [Text Block]
Risk of Investing in Depositary Receipts. ADRs involve risk not experienced when investing directly in the equity securities of an issuer. Changes in foreign currency exchange rates affect the value of ADRs and, therefore, may affect the value of the Series portfolio, although the Series enters into the Currency Hedge Contract to seek to minimize the impact of fluctuations in the foreign currency exchange rate. Although the ADRs in which the Series invests will be listed on major U.S. exchanges, there can be no assurance that a market for these securities will be made or maintained or that any such market will be or remain liquid. There is also no guarantee that a financial institution will continue to sponsor a particular ADR. As a result, the Series may have difficulty selling securities if it needs to do so, or selling them quickly and efficiently at the prices at which they have been valued. The depositary bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest, and processing corporate actions. A Series would be expected to pay a share of the additional fees, which it would not pay if investing directly in the foreign securities. In addition, the underlying issuers of certain depositary receipts are under no obligation to distribute Shareholder communications or pass through any voting rights with respect to the deposited securities to the holders of such receipts. The Series may therefore receive less timely information or have less control than if it invested directly in the foreign issuer.

Arm Holdings PLC ADRhedged(TM) | Tax Risk Member
Prospectus [Line Items]
Risk [Text Block]
Tax Risk. The Series intends to take the position that it will be treated as a grantor trust for U.S. federal income tax purposes. Assuming such treatment is respected, the Series will not be subject to U.S. federal income tax. Rather, a pro rata portion of the Series income, gain, losses and deductions will “flow through” to each beneficial owner of Shares (“Shareholder”). The Series has not requested and will not request an advance ruling from the U.S. Internal Revenue Service (“IRS”) as to its status as a grantor trust. If the Series fails to qualify as a grantor trust for any year (subject to any available curative measures), the Series likely will be subject to regular corporate level U.S. federal income tax in that year on all of its taxable income, regardless of whether the Series makes any distributions to its Shareholders.

Arm Holdings PLC ADRhedged(TM) | Equity Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Equity Securities Risk. The trading price of equity securities, including the prices of Series Shares and ADRs, will fluctuate in response to a variety of factors. These factors include events impacting a single issuer, as well as political, market and economic developments that affect specific market segments and the market as a whole. The Series NAV and market price, like stock prices generally, will fluctuate within a wide range in response to these factors. As a result, an investor could lose money over short or even long periods.

Arm Holdings PLC ADRhedged(TM) | Management Risk Member
Prospectus [Line Items]
Risk [Text Block]
Management Risk. The Series is subject to the risk that the Manager’s investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results.

Arm Holdings PLC ADRhedged(TM) | Market Trading Risk Member
Prospectus [Line Items]
Risk [Text Block]	Market Trading Risk. The Series faces numerous market trading risks, including the potential lack of an active market for Series Shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Series. Any of these factors, among others, may lead to the Series Shares trading at a premium or discount to NAV. Thus, you may pay significantly more (or less) than NAV when you buy Shares of the Series in the secondary market, and you may receive significantly less (or more) than NAV when you sell those Shares in the secondary market. The Manager cannot predict whether Shares will trade above (premium), below (discount) or at NAV. An active market for the Series Shares may not develop and market trading may be halted if trading in one or more of the Series underlying securities is halted. The difference in bid and ask prices is often referred to as the "spread" or "bid/ask spread." The bid/ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if the Series Shares have more trading volume and market liquidity and higher if the Series Shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads. In addition, in stressed market conditions, the market for the Series Shares may become less liquid in response to deteriorating liquidity in the markets for the Series underlying portfolio holdings in the ADRs.
Arm Holdings PLC ADRhedged(TM) | Authorized Participant Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]
Authorized Participant Concentration Risk. Only an authorized participant (“Authorized Participant”) may engage in creation or redemption transactions directly with the Series. The Series has a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Series and no other Authorized Participant is able to step forward to create or redeem Creation Units, Series Shares may trade at a discount to NAV and possibly face trading halts and/or delisting. This risk may be more pronounced in volatile markets, potentially where there are significant redemptions in exchange-traded funds generally.

Arm Holdings PLC ADRhedged(TM) | New Series Risk Member
Prospectus [Line Items]
Risk [Text Block]
New Series Risk. As of the date of this prospectus, the Series has limited operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Series market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

Arm Holdings PLC ADRhedged(TM) | Issuer Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]
Issuer Concentration Risk. Because the Series only invests in ADRs of the Company and the Currency Hedge Contract, the Series may be adversely affected by the performance of the Company, subject to increased price volatility and more susceptible to adverse economic, market, political or regulatory occurrences affecting the Company. Any issuer may perform poorly, causing the value of its securities to decline. Poor performance may be caused by poor management decisions, competitive pressures, changes in technology, disruptions in supply, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors. Issuers may, in times of distress or at their own discretion, decide to reduce or eliminate dividends, which may also cause their stock prices to decline.

Arm Holdings PLC ADRhedged(TM) | Risks Of Investing In The United Kingdom (“UK”) Risk Member
Prospectus [Line Items]
Risk [Text Block]
Risks of Investing in the United Kingdom (“UK”). The UK, of which England is a part, has one of the largest economies in Europe, and the United States and other European countries are substantial trading partners of the UK. As a result, the British economy may be impacted by changes to the economic condition of the United States and other European countries. The British economy, along with certain other European Union (“EU”) economies, experienced a significant economic slowdown during the recent financial crisis, and certain British financial institutions suffered significant losses, were severely under-capitalized and required government intervention to survive. The British economy relies heavily on the export of financial services to the United States and other European countries and, therefore, a prolonged slowdown in the financial services sector may have a negative impact on the British economy. Continued governmental involvement or control in certain sectors may stifle competition in certain sectors or cause adverse effects on economic growth.

Arm Holdings PLC ADRhedged(TM) | Semiconductor Industry Risk Member
Prospectus [Line Items]
Risk [Text Block]
Semiconductor Industry Risk. Semiconductor companies may have limited product lines, markets, financial resources or personnel. Semiconductor companies typically face intense competition, potentially rapid product obsolescence and high capital costs and are dependent on third-party suppliers and the availability of materials. They are also heavily dependent on intellectual property rights and may be adversely affected by loss or impairment of those rights. Semiconductor companies are also affected by the economic performance of their customers.

Arm Holdings PLC ADRhedged(TM) | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any investment, you could lose all or part of your investment in the Series, and the Series performance could trail that of other investments.
Arm Holdings PLC ADRhedged(TM) | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Series is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Arm Holdings PLC ADRhedged(TM) | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversification Risk. The Series is non-diversified and holds Portfolio Securities of only one particular issuer. As a result, the Series may have greater volatility than other diversified funds. Because a non-diversified fund may invest a larger percentage of its assets in securities of a single company than diversified funds, the performance of that company can have a substantial impact on Share price.

ASE Technologies Holding co. Ltd. ADRhedged(TM) | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]
Market Risk. The prices of the securities in the Series are subject to the risk associated with investing in the stock market, including sudden and unpredictable drops in value. An investment in the Series may lose money.

ASE Technologies Holding co. Ltd. ADRhedged(TM) | Foreign Market Risk Member
Prospectus [Line Items]
Risk [Text Block]
Foreign Market Risk. Because non-U.S. exchanges such as the Taiwan Stock Exchange may be open on days when the Series does not price its Shares, the value of the underlying securities of the ADRs in the Series portfolio may change on days when Shareholders will not be able to purchase or sell the Series Shares, regardless of whether there is an active U.S. market for Shares.

ASE Technologies Holding co. Ltd. ADRhedged(TM) | Currency Hedging Risk Member
Prospectus [Line Items]
Risk [Text Block]
Currency Hedging Risk. Because changes in foreign currency exchange rates affect the value of ADRs, the Series enters into the Currency Hedge Contract in order to seek to minimize the impact of fluctuations in the exchange rate between the U.S. dollar and the Local Currency. While this approach is designed to minimize the impact of currency fluctuations on Series returns, it does not necessarily eliminate the Series exposure to the Local Currency. Currency hedges are sometimes subject to imperfect matching between the Currency Hedge Contract and the currencies that the contract intends to hedge, and there can be no assurance that the Currency Hedge Contract will be effective. The return of the Currency Hedge Contract will not perfectly offset the actual fluctuations between the Local Currency and the U.S. dollar. It is possible that a degree of currency exposure may remain even at the time the Currency Hedge Contract is implemented. The Series may not be able to structure the Currency Hedge Contract as anticipated or the Currency Hedge Contract may not successfully reduce the currency risk from the Portfolio Securities.

Increased volatility of the Portfolio Securities or the U.S. dollar relative to the Local Currency will generally reduce the effectiveness of the Series currency hedging strategy. Significant differences between U.S. dollar interest rates and the Local Currency interest rates may impact the effectiveness of the Series currency hedging strategy.
While currency hedging can reduce or eliminate losses due to exchange rate changes, it can also reduce or eliminate gains, and the Series bears additional transaction costs in entering into the Currency Hedge Contract.
ASE Technologies Holding co. Ltd. ADRhedged(TM) | Currency Swap Risk Member
Prospectus [Line Items]
Risk [Text Block]
Currency Swap Risk. In order to hedge currency risk, the Series enters into a Currency Hedge Contract. The Currency Hedge Contract is subject to market risk, risk of default by the other party to the transaction, known as “counterparty risk,” and risk of imperfect correlation between profit or loss on the Currency Hedge Contract and the underlying currency exchange rate. The Currency Hedge Contract does not involve the delivery of the underlying currencies. Accordingly, the risk of loss with respect to the Currency Hedge Contract generally is limited to the net amount of payments that the Series is contractually obligated to make, or in the case of the other party to the Currency Hedge Contract defaulting, the net amount of payments that the Series is contractually entitled to receive. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid; however there is no guarantee that the swap market will continue to provide liquidity.

Changes in the credit quality of a company that serves as the Series counterparty with respect to the Currency Hedge Contract will affect the value of that instrument. A decline in the creditworthiness of the counterparty may impair the value of that counterparty’s Currency Hedge Contract with the Series, which could result in the loss of all value of the Currency Hedge Contract. By using a swap, the Series assumes the risk that its counterparty could experience financial hardships. In the event of the insolvency of the counterparty, the Series may sustain losses or be unable to liquidate the swap position. Counterparty risk may be somewhat mitigated by the fact that mark-to-market payments are made on a daily basis. The Series intends to have only one counterparty, which will expose the Series to greater counterparty risk and the Series may be unable to enter into the Currency Hedge Contract on favorable terms, potentially preventing the Series from achieving its investment objective. The Series is subject to liquidity risk if the Series is required to reserve its assets against its exposure under the Currency Hedge Contract.

Compared to other types of investments, derivatives, such as the Currency Hedge Contract, may be harder to value and may also be less tax efficient. The Series is subject to valuation risk as it may improperly value the Currency Hedge Contract if market quotations are unavailable. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Series taxable income or gains, and may limit or prevent the Series from using the Currency Hedge Contract as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Series to change its investment strategy.

ASE Technologies Holding co. Ltd. ADRhedged(TM) | Risk Of Investing In Depositary Receipts Risk Member
Prospectus [Line Items]
Risk [Text Block]
Risk of Investing in Depositary Receipts. ADRs involve risk not experienced when investing directly in the equity securities of an issuer. Changes in foreign currency exchange rates affect the value of ADRs and, therefore, may affect the value of the Series portfolio, although the Series enters into the Currency Hedge Contract to seek to minimize the impact of fluctuations in the foreign currency exchange rate. Although the ADRs in which the Series invests will be listed on major U.S. exchanges, there can be no assurance that a market for these securities will be made or maintained or that any such market will be or remain liquid. There is also no guarantee that a financial institution will continue to sponsor a particular ADR. As a result, the Series may have difficulty selling securities if it needs to do so, or selling them quickly and efficiently at the prices at which they have been valued. The depositary bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest, and processing corporate actions. A Series would be expected to pay a share of the additional fees, which it would not pay if investing directly in the foreign securities. In addition, the underlying issuers of certain depositary receipts are under no obligation to distribute Shareholder communications or pass through any voting rights with respect to the deposited securities to the holders of such receipts. The Series may therefore receive less timely information or have less control than if it invested directly in the foreign issuer.

ASE Technologies Holding co. Ltd. ADRhedged(TM) | Tax Risk Member
Prospectus [Line Items]
Risk [Text Block]
Tax Risk. The Series intends to take the position that it will be treated as a grantor trust for U.S. federal income tax purposes. Assuming such treatment is respected, the Series will not be subject to U.S. federal income tax. Rather, a pro rata portion of the Series income, gain, losses and deductions will “flow through” to each beneficial owner of Shares (“Shareholder”). The Series has not requested and will not request an advance ruling from the U.S. Internal Revenue Service (“IRS”) as to its status as a grantor trust. If the Series fails to qualify as a grantor trust for any year (subject to any available curative measures), the Series likely will be subject to regular corporate level U.S. federal income tax in that year on all of its taxable income, regardless of whether the Series makes any distributions to its Shareholders.

ASE Technologies Holding co. Ltd. ADRhedged(TM) | Equity Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Equity Securities Risk. The trading price of equity securities, including the prices of Series Shares and ADRs, will fluctuate in response to a variety of factors. These factors include events impacting a single issuer, as well as political, market and economic developments that affect specific market segments and the market as a whole. The Series NAV and market price, like stock prices generally, will fluctuate within a wide range in response to these factors. As a result, an investor could lose money over short or even long periods.

ASE Technologies Holding co. Ltd. ADRhedged(TM) | Management Risk Member
Prospectus [Line Items]
Risk [Text Block]
Management Risk. The Series is subject to the risk that the Manager’s investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results.

ASE Technologies Holding co. Ltd. ADRhedged(TM) | Market Trading Risk Member
Prospectus [Line Items]
Risk [Text Block]	Market Trading Risk. The Series faces numerous market trading risks, including the potential lack of an active market for Series Shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Series. Any of these factors, among others, may lead to the Series Shares trading at a premium or discount to NAV. Thus, you may pay significantly more (or less) than NAV when you buy Shares of the Series in the secondary market, and you may receive significantly less (or more) than NAV when you sell those Shares in the secondary market. The Manager cannot predict whether Shares will trade above (premium), below (discount) or at NAV. An active market for the Series Shares may not develop and market trading may be halted if trading in one or more of the Series underlying securities is halted. The difference in bid and ask prices is often referred to as the "spread" or "bid/ask spread." The bid/ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if the Series Shares have more trading volume and market liquidity and higher if the Series Shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads. In addition, in stressed market conditions, the market for the Series Shares may become less liquid in response to deteriorating liquidity in the markets for the Series underlying portfolio holdings in the ADRs.
ASE Technologies Holding co. Ltd. ADRhedged(TM) | Authorized Participant Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]
Authorized Participant Concentration Risk. Only an authorized participant (“Authorized Participant”) may engage in creation or redemption transactions directly with the Series. The Series has a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Series and no other Authorized Participant is able to step forward to create or redeem Creation Units, Series Shares may trade at a discount to NAV and possibly face trading halts and/or delisting. This risk may be more pronounced in volatile markets, potentially where there are significant redemptions in exchange-traded funds generally.

ASE Technologies Holding co. Ltd. ADRhedged(TM) | New Series Risk Member
Prospectus [Line Items]
Risk [Text Block]
New Series Risk. As of the date of this prospectus, the Series has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Series market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

ASE Technologies Holding co. Ltd. ADRhedged(TM) | Issuer Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]
Issuer Concentration Risk. Because the Series only invests in ADRs of the Company and the Currency Hedge Contract, the Series may be adversely affected by the performance of the Company, subject to increased price volatility and more susceptible to adverse economic, market, political or regulatory occurrences affecting the Company. Any issuer may perform poorly, causing the value of its securities to decline. Poor performance may be caused by poor management decisions, competitive pressures, changes in technology, disruptions in supply, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors. Issuers may, in times of distress or at their own discretion, decide to reduce or eliminate dividends, which may also cause their stock prices to decline.

ASE Technologies Holding co. Ltd. ADRhedged(TM) | Semiconductor Industry Risk Member
Prospectus [Line Items]
Risk [Text Block]
Semiconductor Industry Risk. Semiconductor companies may have limited product lines, markets, financial resources or personnel. Semiconductor companies typically face intense competition, potentially rapid product obsolescence and high capital costs and are dependent on third-party suppliers and the availability of materials. They are also heavily dependent on intellectual property rights and may be adversely affected by loss or impairment of those rights. Semiconductor companies are also affected by the economic performance of their customers.

ASE Technologies Holding co. Ltd. ADRhedged(TM) | Taiwan Investing Risk Member
Prospectus [Line Items]
Risk [Text Block]
Taiwan Investing Risk. Securities of issuers in Taiwan are subject to risks, including, but not limited to, legal, regulatory, political, currency and economic risks that are specific to Taiwan. Specifically, Taiwan’s geographic proximity and history of political contention with China have resulted in ongoing tensions between the two countries, which may materially affect the Taiwanese companies. Securities of Taiwanese companies are subject to Taiwan’s heavy dependence on exports. Reductions in spending on Taiwanese products and services, labor shortages, institution of tariffs or other trade barriers, or a downturn in any of the economies of Taiwan’s key trading partners, including the United States, may have an adverse impact on the Taiwanese economy and the values of Taiwanese companies.

ASE Technologies Holding co. Ltd. ADRhedged(TM) | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any investment, you could lose all or part of your investment in the Series, and the Series performance could trail that of other investments.
ASE Technologies Holding co. Ltd. ADRhedged(TM) | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Series is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
ASE Technologies Holding co. Ltd. ADRhedged(TM) | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversification Risk. The Series is non-diversified and holds Portfolio Securities of only one particular issuer. As a result, the Series may have greater volatility than other diversified funds. Because a non-diversified fund may invest a larger percentage of its assets in securities of a single company than diversified funds, the performance of that company can have a substantial impact on Share price.

ASML Holding NV ADRhedged(TM) | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]
Market Risk. The prices of the securities in the Series are subject to the risk associated with investing in the stock market, including sudden and unpredictable drops in value. An investment in the Series may lose money.

ASML Holding NV ADRhedged(TM) | Investing In The European Union (“EU”) Risk Member
Prospectus [Line Items]
Risk [Text Block]
Investing in the European Union (“EU”) Risk. Efforts of member states of the EU to further unify their economic and monetary policies may increase the potential for the downward movement of one member state’s market to cause a similar effect on other member states’ markets. Separately, the EU faces issues involving its membership, structure, procedures and policies. The exit of one or more member states from the EU would place its currency and banking system in jeopardy. The exit by any other member states will likely result in increased volatility, illiquidity and potentially lower economic growth in the affected markets, which may adversely affect the Series investments.

ASML Holding NV ADRhedged(TM) | Foreign Market Risk Member
Prospectus [Line Items]
Risk [Text Block]
Foreign Market Risk. Because non-U.S. exchanges such as the Euronext Amsterdam Stock Exchange may be open on days when the Series does not price its Shares, the value of the underlying securities of the ADRs in the Series portfolio may change on days when Shareholders will not be able to purchase or sell the Series Shares, regardless of whether there is an active U.S. market for Shares.

ASML Holding NV ADRhedged(TM) | Currency Hedging Risk Member
Prospectus [Line Items]
Risk [Text Block]
Currency Hedging Risk. Because changes in foreign currency exchange rates affect the value of ADRs, the Series enters into the Currency Hedge Contract in order to seek to minimize the impact of fluctuations in the exchange rate between the U.S. dollar and the Local Currency. While this approach is designed to minimize the impact of currency fluctuations on Series returns, it does not necessarily eliminate the Series exposure to the Local Currency. Currency hedges are sometimes subject to imperfect matching between the Currency Hedge Contract and the currencies that the contract intends to hedge, and there can be no assurance that the Currency Hedge Contract will be effective. The return of the Currency Hedge Contract will not perfectly offset the actual fluctuations between the Local Currency and the U.S. dollar. It is possible that a degree of currency exposure may remain even at the time the Currency Hedge Contract is implemented. The Series may not be able to structure the Currency Hedge Contract as anticipated or the Currency Hedge Contract may not successfully reduce the currency risk from the Portfolio Securities.

Increased volatility of the Portfolio Securities or the U.S. dollar relative to the Local Currency will generally reduce the effectiveness of the Series currency hedging strategy. Significant differences between U.S. dollar interest rates and the Local Currency interest rates may impact the effectiveness of the Series currency hedging strategy.
While currency hedging can reduce or eliminate losses due to exchange rate changes, it can also reduce or eliminate gains, and the Series bears additional transaction costs in entering into the Currency Hedge Contract.
ASML Holding NV ADRhedged(TM) | Currency Swap Risk Member
Prospectus [Line Items]
Risk [Text Block]
Currency Swap Risk. In order to hedge currency risk, the Series enters into a Currency Hedge Contract. The Currency Hedge Contract is subject to market risk, risk of default by the other party to the transaction, known as “counterparty risk,” and risk of imperfect correlation between profit or loss on the Currency Hedge Contract and the underlying currency exchange rate. The Currency Hedge Contract does not involve the delivery of the underlying currencies. Accordingly, the risk of loss with respect to the Currency Hedge Contract generally is limited to the net amount of payments that the Series is contractually obligated to make, or in the case of the other party to the Currency Hedge Contract defaulting, the net amount of payments that the Series is contractually entitled to receive. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid; however there is no guarantee that the swap market will continue to provide liquidity.

Changes in the credit quality of a company that serves as the Series counterparty with respect to the Currency Hedge Contract will affect the value of that instrument. A decline in the creditworthiness of the counterparty may impair the value of that counterparty’s Currency Hedge Contract with the Series, which could result in the loss of all value of the Currency Hedge Contract. By using a swap, the Series assumes the risk that its counterparty could experience financial hardships. In the event of the insolvency of the counterparty, the Series may sustain losses or be unable to liquidate the swap position. Counterparty risk may be somewhat mitigated by the fact that mark-to-market payments are made on a daily basis. The Series intends to have only one counterparty, which will expose the Series to greater counterparty risk and the Series may be unable to enter into the Currency Hedge Contract on favorable terms, potentially preventing the Series from achieving its investment objective. The Series is subject to liquidity risk if the Series is required to reserve its assets against its exposure under the Currency Hedge Contract.

Compared to other types of investments, derivatives, such as the Currency Hedge Contract, may be harder to value and may also be less tax efficient. The Series is subject to valuation risk as it may improperly value the Currency Hedge Contract if market quotations are unavailable. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Series taxable income or gains, and may limit or prevent the Series from using the Currency Hedge Contract as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Series to change its investment strategy.

ASML Holding NV ADRhedged(TM) | Risk Of Investing In Depositary Receipts Risk Member
Prospectus [Line Items]
Risk [Text Block]
Risk of Investing in Depositary Receipts. ADRs involve risk not experienced when investing directly in the equity securities of an issuer. Changes in foreign currency exchange rates affect the value of ADRs and, therefore, may affect the value of the Series portfolio, although the Series enters into the Currency Hedge Contract to seek to minimize the impact of fluctuations in the foreign currency exchange rate. Although the ADRs in which the Series invests will be listed on major U.S. exchanges, there can be no assurance that a market for these securities will be made or maintained or that any such market will be or remain liquid. There is also no guarantee that a financial institution will continue to sponsor a particular ADR. As a result, the Series may have difficulty selling securities if it needs to do so, or selling them quickly and efficiently at the prices at which they have been valued. The depositary bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest, and processing corporate actions. A Series would be expected to pay a share of the additional fees, which it would not pay if investing directly in the foreign securities. In addition, the underlying issuers of certain depositary receipts are under no obligation to distribute Shareholder communications or pass through any voting rights with respect to the deposited securities to the holders of such receipts. The Series may therefore receive less timely information or have less control than if it invested directly in the foreign issuer.

ASML Holding NV ADRhedged(TM) | Tax Risk Member
Prospectus [Line Items]
Risk [Text Block]
Tax Risk. The Series intends to take the position that it will be treated as a grantor trust for U.S. federal income tax purposes. Assuming such treatment is respected, the Series will not be subject to U.S. federal income tax. Rather, a pro rata portion of the Series income, gain, losses and deductions will “flow through” to each beneficial owner of Shares (“Shareholder”). The Series has not requested and will not request an advance ruling from the U.S. Internal Revenue Service (“IRS”) as to its status as a grantor trust. If the Series fails to qualify as a grantor trust for any year (subject to any available curative measures), the Series likely will be subject to regular corporate level U.S. federal income tax in that year on all of its taxable income, regardless of whether the Series makes any distributions to its Shareholders.

ASML Holding NV ADRhedged(TM) | Equity Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Equity Securities Risk. The trading price of equity securities, including the prices of Series Shares and ADRs, will fluctuate in response to a variety of factors. These factors include events impacting a single issuer, as well as political, market and economic developments that affect specific market segments and the market as a whole. The Series NAV and market price, like stock prices generally, will fluctuate within a wide range in response to these factors. As a result, an investor could lose money over short or even long periods.

ASML Holding NV ADRhedged(TM) | Management Risk Member
Prospectus [Line Items]
Risk [Text Block]
Management Risk. The Series is subject to the risk that the Manager’s investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results.

ASML Holding NV ADRhedged(TM) | Market Trading Risk Member
Prospectus [Line Items]
Risk [Text Block]	Market Trading Risk. The Series faces numerous market trading risks, including the potential lack of an active market for Series Shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Series. Any of these factors, among others, may lead to the Series Shares trading at a premium or discount to NAV. Thus, you may pay significantly more (or less) than NAV when you buy Shares of the Series in the secondary market, and you may receive significantly less (or more) than NAV when you sell those Shares in the secondary market. The Manager cannot predict whether Shares will trade above (premium), below (discount) or at NAV. An active market for the Series Shares may not develop and market trading may be halted if trading in one or more of the Series underlying securities is halted. The difference in bid and ask prices is often referred to as the "spread" or "bid/ask spread." The bid/ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if the Series Shares have more trading volume and market liquidity and higher if the Series Shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads. In addition, in stressed market conditions, the market for the Series Shares may become less liquid in response to deteriorating liquidity in the markets for the Series underlying portfolio holdings in the ADRs.
ASML Holding NV ADRhedged(TM) | Authorized Participant Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]
Authorized Participant Concentration Risk. Only an authorized participant (“Authorized Participant”) may engage in creation or redemption transactions directly with the Series. The Series has a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Series and no other Authorized Participant is able to step forward to create or redeem Creation Units, Series Shares may trade at a discount to NAV and possibly face trading halts and/or delisting. This risk may be more pronounced in volatile markets, potentially where there are significant redemptions in exchange-traded funds generally.

ASML Holding NV ADRhedged(TM) | New Series Risk Member
Prospectus [Line Items]
Risk [Text Block]
New Series Risk. As of the date of this prospectus, the Series has limited operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Series market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

ASML Holding NV ADRhedged(TM) | Issuer Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]
Issuer Concentration Risk. Because the Series only invests in ADRs of the Company and the Currency Hedge Contract, the Series may be adversely affected by the performance of the Company, subject to increased price volatility and more susceptible to adverse economic, market, political or regulatory occurrences affecting the Company. Any issuer may perform poorly, causing the value of its securities to decline. Poor performance may be caused by poor management decisions, competitive pressures, changes in technology, disruptions in supply, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors. Issuers may, in times of distress or at their own discretion, decide to reduce or eliminate dividends, which may also cause their stock prices to decline.

ASML Holding NV ADRhedged(TM) | Risk Of Investing In The Netherlands Member
Prospectus [Line Items]
Risk [Text Block]
Risk of Investing in the Netherlands. Investments in Dutch issuers will subject the Series to legal, regulatory, political, currency, security and economic risk specific to the Netherlands and the countries that use the euro. In addition, because the economy of the Netherlands is export driven, the Netherlands relies heavily on its key trading partners.

ASML Holding NV ADRhedged(TM) | Semiconductor Industry Risk Member
Prospectus [Line Items]
Risk [Text Block]
Semiconductor Industry Risk. Semiconductor companies may have limited product lines, markets, financial resources or personnel. Semiconductor companies typically face intense competition, potentially rapid product obsolescence and high capital costs and are dependent on third-party suppliers and the availability of materials. They are also heavily dependent on intellectual property rights and may be adversely affected by loss or impairment of those rights. Semiconductor companies are also affected by the economic performance of their customers.

ASML Holding NV ADRhedged(TM) | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any investment, you could lose all or part of your investment in the Series, and the Series performance could trail that of other investments.
ASML Holding NV ADRhedged(TM) | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Series is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
ASML Holding NV ADRhedged(TM) | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversification Risk. The Series is non-diversified and holds Portfolio Securities of only one particular issuer. As a result, the Series may have greater volatility than other diversified funds. Because a non-diversified fund may invest a larger percentage of its assets in securities of a single company than diversified funds, the performance of that company can have a substantial impact on Share price.

Banco Santander S.A. ADRhedged | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]
Market Risk. The prices of the securities in the Series are subject to the risk associated with investing in the stock market, including sudden and unpredictable drops in value. An investment in the Series may lose money.

Banco Santander S.A. ADRhedged | Investing In The European Union (“EU”) Risk Member
Prospectus [Line Items]
Risk [Text Block]
Investing in the European Union (“EU”) Risk. Investments in certain countries in the European Union are susceptible to high economic risks associated with high levels of debt, such as investments in sovereign debt of Spain. Efforts of member states of the EU to further unify their economic and monetary policies may increase the potential for the downward movement of one member state’s market to cause a similar effect on other member states’ markets. Separately, the EU faces issues involving its membership, structure, procedures and policies. The exit of one or more member states from the EU would place its currency and banking system in jeopardy. The exit by any member states will likely result in increased volatility, illiquidity and potentially lower economic growth in the affected markets, which may adversely affect the Series investments.

Banco Santander S.A. ADRhedged | Foreign Market Risk Member
Prospectus [Line Items]
Risk [Text Block]
Foreign Market Risk. Because non-U.S. exchanges such as the Spanish stock exchange may be open on days when the Series does not price its Shares, the value of the underlying securities of the ADRs in the Series portfolio may change on days when Shareholders will not be able to purchase or sell the Series Shares, regardless of whether there is an active U.S. market for Shares.

Banco Santander S.A. ADRhedged | Currency Hedging Risk Member
Prospectus [Line Items]
Risk [Text Block]
Currency Hedging Risk. Because changes in foreign currency exchange rates affect the value of ADRs, the Series enters into the Currency Hedge Contract in order to seek to minimize the impact of fluctuations in the exchange rate between the U.S. dollar and the Local Currency. While this approach is designed to minimize the impact of currency fluctuations on Series returns, it does not necessarily eliminate the Series exposure to the Local Currency. Currency hedges are sometimes subject to imperfect matching between the Currency Hedge Contract and the currencies that the contract intends to hedge, and there can be no assurance that the Currency Hedge Contract will be effective. The return of the Currency Hedge Contract will not perfectly offset the actual fluctuations between the Local Currency and the U.S. dollar. It is possible that a degree of currency exposure may remain even at the time the Currency Hedge Contract is implemented. The Series may not be able to structure the Currency Hedge Contract as anticipated or the Currency Hedge Contract may not successfully reduce the currency risk from the Portfolio Securities.

Increased volatility of the Portfolio Securities or the U.S. dollar relative to the Local Currency will generally reduce the effectiveness of the Series currency hedging strategy. Significant differences between U.S. dollar interest rates and the Local Currency interest rates may impact the effectiveness of the Series currency hedging strategy.
While currency hedging can reduce or eliminate losses due to exchange rate changes, it can also reduce or eliminate gains, and the Series bears additional transaction costs in entering into the Currency Hedge Contract.
Banco Santander S.A. ADRhedged | Currency Swap Risk Member
Prospectus [Line Items]
Risk [Text Block]
Currency Swap Risk. In order to hedge currency risk, the Series enters into a Currency Hedge Contract. The Currency Hedge Contract is subject to market risk, risk of default by the other party to the transaction, known as “counterparty risk,” and risk of imperfect correlation between profit or loss on the Currency Hedge Contract and the underlying currency exchange rate. The Currency Hedge Contract does not involve the delivery of the underlying currencies. Accordingly, the risk of loss with respect to the Currency Hedge Contract generally is limited to the net amount of payments that the Series is contractually obligated to make, or in the case of the other party to the Currency Hedge Contract defaulting, the net amount of payments that the Series is contractually entitled to receive. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid; however there is no guarantee that the swap market will continue to provide liquidity.
Changes in the credit quality of a company that serves as the Series counterparty with respect to the Currency Hedge Contract will affect the value of that instrument. A decline in the creditworthiness of the counterparty may impair the value of that counterparty’s Currency Hedge Contract with the Series, which could result in the loss of all value of the Currency Hedge Contract. By using a swap, the Series assumes the risk that its counterparty could experience financial hardships. In the event of the insolvency of the counterparty, the Series may sustain losses or be unable to liquidate the swap position. Counterparty risk may be somewhat mitigated by the fact that mark-to-market payments are made on a daily basis. The Series intends to have only one counterparty, which will expose the Series to greater counterparty risk and the Series may be unable to enter into the Currency Hedge Contract on favorable terms, potentially preventing the Series from achieving its investment objective. The Series is subject to liquidity risk if the Series is required to reserve its assets against its exposure under the Currency Hedge Contract.
Compared to other types of investments, derivatives, such as the Currency Hedge Contract, may be harder to value and may also be less tax efficient. The Series is subject to valuation risk as it may improperly value the Currency Hedge Contract if market quotations are unavailable. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Series taxable income or gains, and may limit or prevent the Series from using the Currency Hedge Contract as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Series to change its investment strategy.

Banco Santander S.A. ADRhedged | Risk Of Investing In Depositary Receipts Risk Member
Prospectus [Line Items]
Risk [Text Block]
Risk of Investing in Depositary Receipts. ADRs involve risk not experienced when investing directly in the equity securities of an issuer. Changes in foreign currency exchange rates affect the value of ADRs and, therefore, may affect the value of a Series portfolio, although the Series enter into the Currency Hedge Contract to seek to minimize the impact of fluctuations in the foreign currency exchange rate. Although the ADRs in which the Series invest will be listed on major U.S. exchanges, there can be no assurance that a market for these securities will be made or maintained or that any such market will be or remain liquid. There is also no guarantee that a financial institution will continue to sponsor a particular ADR. As a result, the Series may have difficulty selling securities, or selling them quickly and efficiently at the prices at which they have been valued. The depositary bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest, and processing corporate actions. A Series would be expected to pay a share of the additional fees, which it would not pay if investing directly in the foreign securities. Moreover, the price at which the Series securities may be sold and the value of the Series Shares may be adversely affected if trading markets for ADRs are limited or absent or if bid/ask spreads are wide. In addition, the underlying issuers of certain depositary receipts are under no obligation to distribute Shareholder communications or pass through any voting rights with respect to the deposited securities to the holders of such receipts. A Series may therefore receive less timely information or have less control than if it invested directly in the foreign issuer.

Banco Santander S.A. ADRhedged | Tax Risk Member
Prospectus [Line Items]
Risk [Text Block]
Tax Risk. The Series intends to take the position that it will be treated as a grantor trust for U.S. federal income tax purposes. Assuming such treatment is respected, the Series will not be subject to U.S. federal income tax. Rather, a pro rata portion of the Series income, gain, losses and deductions will “flow through” to each beneficial owner of Shares (“Shareholder”). The Series has not requested and will not request an advance ruling from the U.S. Internal Revenue Service (“IRS”) as to its status as a grantor trust. If the Series fails to qualify as a grantor trust for any year (subject to any available curative measures), the Series likely will be subject to regular corporate level U.S. federal income tax in that year on all of its taxable income, regardless of whether the Series makes any distributions to its Shareholders.

Banco Santander S.A. ADRhedged | Equity Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Equity Securities Risk. The trading price of equity securities, including the prices of Series Shares and ADRs, will fluctuate in response to a variety of factors. These factors include events impacting a single issuer, as well as political, market and economic developments that affect specific market segments and the market as a whole. The Series NAV and market price, like stock prices generally, will fluctuate within a wide range in response to these factors. As a result, an investor could lose money over short or even long periods.

Banco Santander S.A. ADRhedged | Management Risk Member
Prospectus [Line Items]
Risk [Text Block]
Management Risk. The Series is subject to the risk that the Manager’s investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results.

Banco Santander S.A. ADRhedged | Market Trading Risk Member
Prospectus [Line Items]
Risk [Text Block]
Market Trading Risk. The Series faces numerous market trading risks, including the potential lack of an active market for Series Shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Series. Any of these factors, among others, may lead to the Series Shares trading at a premium or discount to NAV. Thus, you may pay significantly more (or less) than NAV when you buy Shares of the Series in the secondary market, and you may receive significantly less (or more) than NAV when you sell those Shares in the secondary market. The Manager cannot predict whether Shares will trade above (premium), below (discount) or at NAV. An active market for the Series Shares may not develop and market trading may be halted if trading in one or more of the Series underlying securities is halted. The difference in bid and ask prices is often referred to as the "spread" or "bid/ask spread." The bid/ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if the Series Shares have more trading volume and market liquidity and higher if the Series Shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads. In addition, in stressed market conditions, the market for the Series Shares may become less liquid in response to deteriorating liquidity in the markets for the Series underlying portfolio holdings in the ADRs.

Banco Santander S.A. ADRhedged | Authorized Participant Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]
Authorized Participant Concentration Risk. Only an authorized participant (“Authorized Participant”) may engage in creation or redemption transactions directly with the Series. The Series has a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Series and no other Authorized Participant is able to step forward to create or redeem Creation Units, Series Shares may trade at a discount to NAV and possibly face trading halts and/or delisting. This risk may be more pronounced in volatile markets, potentially where there are significant redemptions in exchange-traded funds generally.

Banco Santander S.A. ADRhedged | New Series Risk Member
Prospectus [Line Items]
Risk [Text Block]
New Series Risk. As of the date of this prospectus, the Series has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Series market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

Banco Santander S.A. ADRhedged | Issuer Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]
Issuer Concentration Risk. Because the Series only invests in the ADRs of the Company and the Currency Hedge Contract, the Series may be adversely affected by the performance of the Company, subject to increased price volatility and more susceptible to adverse economic, market, political or regulatory occurrences affecting the Company, the banking industry or Spain. Any issuer may perform poorly, causing the value of its securities to decline. Poor performance may be caused by poor management decisions, competitive pressures, changes in technology, disruptions in supply, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors. Issuers may, in times of distress or at their own discretion, decide to reduce or eliminate dividends, which may also cause their stock prices to decline.

Banco Santander S.A. ADRhedged | Risks Of Investing In Spain Member
Prospectus [Line Items]
Risk [Text Block]
Risks of Investing in Spain. The risks of investing in the securities of a Spanish company include legal, regulatory, political, currency, security, and economic risk specific to Spain. Among other things, Spain’s economy has been characterized by slow growth over the past few years due to factors such as low housing sales and construction declines, and the international credit crisis.

Banco Santander S.A. ADRhedged | Banking Industry Risk Member
Prospectus [Line Items]
Risk [Text Block]
Banking Industry Risk. Companies within the banking industry can be significantly affected by extensive governmental regulation, which may limit both the amounts and types of loans and other financial commitments they can make and the interest rates and fees they can charge and amount of capital they must maintain. Profitability is largely dependent on the availability and cost of capital funds and can fluctuate significantly when interest rates change. Credit losses resulting from financial difficulties of borrowers can negatively impact the sector. Banks may also be subject to severe price competition. These risks can be exacerbated if a particular region in which a bank operates experiences economic decline. The regional banking industry is highly competitive and thus, failure to maintain or increase market share may result in regional bank failures or mergers with larger, or multi-national banks.

Banco Santander S.A. ADRhedged | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any investment, you could lose all or part of your investment in the Series, and the Series performance could trail that of other investments.
Banco Santander S.A. ADRhedged | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Series is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Banco Santander S.A. ADRhedged | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversification Risk. The Series is non-diversified and holds Portfolio Securities of only one particular issuer. As a result, the Series may have greater volatility than other diversified funds. Because a non-diversified fund may invest a larger percentage of its assets in securities of a single company than diversified funds, the performance of that company can have a substantial impact on Share price.

Barclays PLC ADRhedged(TM) | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]
Market Risk. The prices of the securities in the Series are subject to the risk associated with investing in the stock market, including sudden and unpredictable drops in value. An investment in the Series may lose money.

Barclays PLC ADRhedged(TM) | Foreign Market Risk Member
Prospectus [Line Items]
Risk [Text Block]
Foreign Market Risk. Because non-U.S. exchanges such as the London Stock Exchange may be open on days when the Series does not price its Shares, the value of the underlying securities of the ADRs in the Series portfolio may change on days when Shareholders will not be able to purchase or sell the Series Shares, regardless of whether there is an active U.S. market for Shares.

Barclays PLC ADRhedged(TM) | Currency Hedging Risk Member
Prospectus [Line Items]
Risk [Text Block]
Currency Hedging Risk. Because changes in foreign currency exchange rates affect the value of ADRs, the Series enters into the Currency Hedge Contract in order to seek to minimize the impact of fluctuations in the exchange rate between the U.S. dollar and the Local Currency. While this approach is designed to minimize the impact of currency fluctuations on Series returns, it does not necessarily eliminate the Series exposure to the Local Currency. Currency hedges are sometimes subject to imperfect matching between the Currency Hedge Contract and the currencies that the contract intends to hedge, and there can be no assurance that the Currency Hedge Contract will be effective. The return of the Currency Hedge Contract will not perfectly offset the actual fluctuations between the Local Currency and the U.S. dollar. It is possible that a degree of currency exposure may remain even at the time the Currency Hedge Contract is implemented. The Series may not be able to structure the Currency Hedge Contract as anticipated or the Currency Hedge Contract may not successfully reduce the currency risk from the Portfolio Securities.

Increased volatility of the Portfolio Securities or the U.S. dollar relative to the Local Currency will generally reduce the effectiveness of the Series currency hedging strategy. Significant differences between U.S. dollar interest rates and the Local Currency interest rates may impact the effectiveness of the Series currency hedging strategy.
While currency hedging can reduce or eliminate losses due to exchange rate changes, it can also reduce or eliminate gains, and the Series bears additional transaction costs in entering into the Currency Hedge Contract.
Barclays PLC ADRhedged(TM) | Currency Swap Risk Member
Prospectus [Line Items]
Risk [Text Block]
Currency Swap Risk. In order to hedge currency risk, the Series enters into a Currency Hedge Contract. The Currency Hedge Contract is subject to market risk, risk of default by the other party to the transaction, known as “counterparty risk,” and risk of imperfect correlation between profit or loss on the Currency Hedge Contract and the underlying currency exchange rate. The Currency Hedge Contract does not involve the delivery of the underlying currencies. Accordingly, the risk of loss with respect to the Currency Hedge Contract generally is limited to the net amount of payments that the Series is contractually obligated to make, or in the case of the other party to the Currency Hedge Contract defaulting, the net amount of payments that the Series is contractually entitled to receive. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid; however there is no guarantee that the swap market will continue to provide liquidity.

Changes in the credit quality of a company that serves as the Series counterparty with respect to the Currency Hedge Contract will affect the value of that instrument. A decline in the creditworthiness of the counterparty may impair the value of that counterparty’s Currency Hedge Contract with the Series, which could result in the loss of all value of the Currency Hedge Contract. By using a swap, the Series assumes the risk that its counterparty could experience financial hardships. In the event of the insolvency of the counterparty, the Series may sustain losses or be unable to liquidate the swap position. Counterparty risk may be somewhat mitigated by the fact that mark-to-market payments are made on a daily basis. The Series intends to have only one counterparty, which will expose the Series to greater counterparty risk and the Series may be unable to enter into the Currency Hedge Contract on favorable terms, potentially preventing the Series from achieving its investment objective. The Series is subject to liquidity risk if the Series is required to reserve its assets against its exposure under the Currency Hedge Contract.

Compared to other types of investments, derivatives, such as the Currency Hedge Contract, may be harder to value and may also be less tax efficient. The Series is subject to valuation risk as it may improperly value the Currency Hedge Contract if market quotations are unavailable. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Series taxable income or gains, and may limit or prevent the Series from using the Currency Hedge Contract as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Series to change its investment strategy.

Barclays PLC ADRhedged(TM) | Risk Of Investing In Depositary Receipts Risk Member
Prospectus [Line Items]
Risk [Text Block]
Risk of Investing in Depositary Receipts. ADRs involve risk not experienced when investing directly in the equity securities of an issuer. Changes in foreign currency exchange rates affect the value of ADRs and, therefore, may affect the value of the Series portfolio, although the Series enters into the Currency Hedge Contract to seek to minimize the impact of fluctuations in the foreign currency exchange rate. Although the ADRs in which the Series invests will be listed on major U.S. exchanges, there can be no assurance that a market for these securities will be made or maintained or that any such market will be or remain liquid. There is also no guarantee that a financial institution will continue to sponsor a particular ADR. As a result, the Series may have difficulty selling securities if it needs to do so, or selling them quickly and efficiently at the prices at which they have been valued. The depositary bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest, and processing corporate actions. A Series would be expected to pay a share of the additional fees, which it would not pay if investing directly in the foreign securities. In addition, the underlying issuers of certain depositary receipts are under no obligation to distribute Shareholder communications or pass through any voting rights with respect to the deposited securities to the holders of such receipts. The Series may therefore receive less timely information or have less control than if it invested directly in the foreign issuer.

Barclays PLC ADRhedged(TM) | Tax Risk Member
Prospectus [Line Items]
Risk [Text Block]
Tax Risk. The Series intends to take the position that it will be treated as a grantor trust for U.S. federal income tax purposes. Assuming such treatment is respected, the Series will not be subject to U.S. federal income tax. Rather, a pro rata portion of the Series income, gain, losses and deductions will “flow through” to each beneficial owner of Shares (“Shareholder”). The Series has not requested and will not request an advance ruling from the U.S. Internal Revenue Service (“IRS”) as to its status as a grantor trust. If the Series fails to qualify as a grantor trust for any year (subject to any available curative measures), the Series likely will be subject to regular corporate level U.S. federal income tax in that year on all of its taxable income, regardless of whether the Series makes any distributions to its Shareholders.

Barclays PLC ADRhedged(TM) | Equity Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Equity Securities Risk. The trading price of equity securities, including the prices of Series Shares and ADRs, will fluctuate in response to a variety of factors. These factors include events impacting a single issuer, as well as political, market and economic developments that affect specific market segments and the market as a whole. The Series NAV and market price, like stock prices generally, will fluctuate within a wide range in response to these factors. As a result, an investor could lose money over short or even long periods.

Barclays PLC ADRhedged(TM) | Management Risk Member
Prospectus [Line Items]
Risk [Text Block]
Management Risk. The Series is subject to the risk that the Manager’s investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results.

Barclays PLC ADRhedged(TM) | Market Trading Risk Member
Prospectus [Line Items]
Risk [Text Block]	Market Trading Risk. The Series faces numerous market trading risks, including the potential lack of an active market for Series Shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Series. Any of these factors, among others, may lead to the Series Shares trading at a premium or discount to NAV. Thus, you may pay significantly more (or less) than NAV when you buy Shares of the Series in the secondary market, and you may receive significantly less (or more) than NAV when you sell those Shares in the secondary market. The Manager cannot predict whether Shares will trade above (premium), below (discount) or at NAV. An active market for the Series Shares may not develop and market trading may be halted if trading in one or more of the Series underlying securities is halted. The difference in bid and ask prices is often referred to as the "spread" or "bid/ask spread." The bid/ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if the Series Shares have more trading volume and market liquidity and higher if the Series Shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads. In addition, in stressed market conditions, the market for the Series Shares may become less liquid in response to deteriorating liquidity in the markets for the Series underlying portfolio holdings in the ADRs.
Barclays PLC ADRhedged(TM) | Authorized Participant Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]
Authorized Participant Concentration Risk. Only an authorized participant (“Authorized Participant”) may engage in creation or redemption transactions directly with the Series. The Series has a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the
Series and no other Authorized Participant is able to step forward to create or redeem Creation Units, Series Shares may trade at a discount to NAV and possibly face trading halts and/or delisting. This risk may be more pronounced in volatile markets, potentially where there are significant redemptions in exchange-traded funds generally.

Barclays PLC ADRhedged(TM) | New Series Risk Member
Prospectus [Line Items]
Risk [Text Block]
New Series Risk. As of the date of this prospectus, the Series has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Series market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

Barclays PLC ADRhedged(TM) | Issuer Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]
Issuer Concentration Risk. Because the Series only invests in ADRs of the Company and the Currency Hedge Contract, the Series may be adversely affected by the performance of the Company, subject to increased price volatility and more susceptible to adverse economic, market, political or regulatory occurrences affecting the Company. Any issuer may perform poorly, causing the value of its securities to decline. Poor performance may be caused by poor management decisions, competitive pressures, changes in technology, disruptions in supply, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors. Issuers may, in times of distress or at their own discretion, decide to reduce or eliminate dividends, which may also cause their stock prices to decline.

Barclays PLC ADRhedged(TM) | Risks Of Investing In The United Kingdom (“UK”) Risk Member
Prospectus [Line Items]
Risk [Text Block]
Risks of Investing in the United Kingdom (“UK”). The UK, of which England is a part, has one of the largest economies in Europe, and the United States and other European countries are substantial trading partners of the UK. As a result, the British economy may be impacted by changes to the economic condition of the United States and other European countries. The British economy, along with certain other European Union (“EU”) economies, experienced a significant economic slowdown during the recent financial crisis, and certain British financial institutions suffered significant losses, were severely under-capitalized and required government intervention to survive. The British economy relies heavily on the export of financial services to the United States and other European countries and, therefore, a prolonged slowdown in the financial services sector may have a negative impact on the British economy. Continued governmental involvement or control in certain sectors may stifle competition in certain sectors or cause adverse effects on economic growth.

Barclays PLC ADRhedged(TM) | Banking Industry Risk Member
Prospectus [Line Items]
Risk [Text Block]
Banking Industry Risk. Companies within the banking industry can be significantly affected by extensive governmental regulation, which may limit both the amounts and types of loans and other financial commitments they can make and the interest rates and fees they can charge and amount of capital they must maintain. Profitability is largely dependent on the availability and cost of capital funds and can fluctuate significantly when interest rates change. Credit losses resulting from financial difficulties of borrowers can negatively impact the sector. Banks may also be subject to severe price competition. These risks can be exacerbated if a particular region in which a bank operates experiences economic decline. The regional banking industry is highly competitive and thus, failure to maintain or increase market share may result in regional bank failures or mergers with larger, or multi-national banks.

Barclays PLC ADRhedged(TM) | Banking Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]
Banking Companies Risk. The performance of bank stocks may be affected by extensive governmental regulation, which may limit the amounts and types of loans and other financial commitments they can make, the interest rates and fees they can charge, and the amount of capital they must maintain. The impact of changes in regulations and capital requirements on a banking company cannot be predicted and may negatively impact such banking company. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change. Credit losses resulting from financial difficulties of borrowers can negatively impact banking companies. Banks may also be subject to severe price competition. Competition is high among banking companies and failure to maintain or increase market share may result in lost market value.

Barclays PLC ADRhedged(TM) | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any investment, you could lose all or part of your investment in the Series, and the Series performance could trail that of other investments.
Barclays PLC ADRhedged(TM) | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Series is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Barclays PLC ADRhedged(TM) | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversification Risk. The Series is non-diversified and holds Portfolio Securities of only one particular issuer. As a result, the Series may have greater volatility than other diversified funds. Because a non-diversified fund may invest a larger percentage of its assets in securities of a single company than diversified funds, the performance of that company can have a substantial impact on Share price.

Bayer AG ADRhedged(TM) | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]
Market Risk. The prices of the securities in the Series are subject to the risk associated with investing in the stock market, including sudden and unpredictable drops in value. An investment in the Series may lose money.

Bayer AG ADRhedged(TM) | Foreign Market Risk Member
Prospectus [Line Items]
Risk [Text Block]
Foreign Market Risk. Because non-U.S. exchanges such as the Frankfurt Stock Exchange may be open on days when the Series does not price its Shares, the value of the underlying securities of the ADRs in the Series portfolio may change on days when Shareholders will not be able to purchase or sell the Series Shares, regardless of whether there is an active U.S. market for Shares.

Bayer AG ADRhedged(TM) | Currency Hedging Risk Member
Prospectus [Line Items]
Risk [Text Block]
Currency Hedging Risk. Because changes in foreign currency exchange rates affect the value of ADRs, the Series enters into the Currency Hedge Contract in order to seek to minimize the impact of fluctuations in the exchange rate between the U.S. dollar and the Local Currency. While this approach is designed to minimize the impact of currency fluctuations on Series returns, it does not necessarily eliminate the Series exposure to the Local Currency. Currency hedges are sometimes subject to imperfect matching between the Currency Hedge Contract and the currencies that the contract intends to hedge, and there can be no assurance that the Currency Hedge Contract will be effective. The return of the Currency Hedge Contract will not perfectly offset the actual fluctuations between the Local Currency and the U.S. dollar. It is possible that a degree of currency exposure may remain even at the time the Currency Hedge Contract is implemented. The Series may not be able to structure the Currency Hedge Contract as anticipated or the Currency Hedge Contract may not successfully reduce the currency risk from the Portfolio Securities.

Increased volatility of the Portfolio Securities or the U.S. dollar relative to the Local Currency will generally reduce the effectiveness of the Series currency hedging strategy. Significant differences between U.S. dollar interest rates and the Local Currency interest rates may impact the effectiveness of the Series currency hedging strategy.
While currency hedging can reduce or eliminate losses due to exchange rate changes, it can also reduce or eliminate gains, and the Series bears additional transaction costs in entering into the Currency Hedge Contract.
Bayer AG ADRhedged(TM) | Currency Swap Risk Member
Prospectus [Line Items]
Risk [Text Block]
Currency Swap Risk. In order to hedge currency risk, the Series enters into a Currency Hedge Contract. The Currency Hedge Contract is subject to market risk, risk of default by the other party to the transaction, known as “counterparty risk,” and risk of imperfect correlation between profit or loss on the Currency Hedge Contract and the underlying currency exchange rate. The Currency Hedge Contract does not involve the delivery of the underlying currencies. Accordingly, the risk of loss with respect to the Currency Hedge Contract generally is limited to the net amount of payments that the Series is contractually obligated to make, or in the case of the other party to the Currency Hedge Contract defaulting, the net amount of payments that the Series is contractually entitled to receive. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid; however there is no guarantee that the swap market will continue to provide liquidity.

Changes in the credit quality of a company that serves as the Series counterparty with respect to the Currency Hedge Contract will affect the value of that instrument. A decline in the creditworthiness of the counterparty may impair the value of that counterparty’s Currency Hedge Contract with the Series, which could result in the loss of all value of the Currency Hedge Contract. By using a swap, the Series assumes the risk that its counterparty could experience financial hardships. In the event of the insolvency of the counterparty, the Series may sustain losses or be unable to liquidate the swap position. Counterparty risk may be somewhat mitigated by the fact that mark-to-market payments are made on a daily basis. The Series intends to have only one counterparty, which will expose the Series to greater counterparty risk and the Series may be unable to enter into the Currency Hedge Contract on favorable terms, potentially preventing the Series from achieving its investment objective. The Series is subject to liquidity risk if the Series is required to reserve its assets against its exposure under the Currency Hedge Contract.

Compared to other types of investments, derivatives, such as the Currency Hedge Contract, may be harder to value and may also be less tax efficient. The Series is subject to valuation risk as it may improperly value the Currency Hedge Contract if market quotations are unavailable. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Series taxable income or gains, and may limit or prevent the Series from using the Currency Hedge Contract as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Series to change its investment strategy.

Bayer AG ADRhedged(TM) | Risk Of Investing In Depositary Receipts Risk Member
Prospectus [Line Items]
Risk [Text Block]
Risk of Investing in Depositary Receipts. ADRs involve risk not experienced when investing directly in the equity securities of an issuer. Changes in foreign currency exchange rates affect the value of ADRs and, therefore, may affect the value of the Series portfolio, although the Series enters into the Currency Hedge Contract to seek to minimize the impact of fluctuations in the foreign currency exchange rate. Although the ADRs in which the Series invests will be listed on U.S. over-the-counter markets, there can be no assurance that a market for these securities will be made or maintained or that any such market will be or remain liquid.

ADRs may be subject to some of the same risks as direct investment in foreign companies, which includes international trade, currency, political, regulatory and diplomatic risks. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary’s transaction fees. Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the depositary’s transaction fees are paid directly by the ADR holders. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through.
There is also no guarantee that a financial institution will continue to sponsor a particular ADR. As a result, the Series may have difficulty selling securities if it needs to do so, or selling them quickly and efficiently at the prices at which they have been valued. The depositary bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest, and processing corporate actions. A Series would be expected to pay a share of the additional fees, which it would not pay if investing directly in the foreign securities. In addition, the underlying issuers of certain depositary receipts are under no obligation to distribute Shareholder communications or pass through any voting rights with respect to the deposited securities to the holders of such receipts. The Series may therefore receive less timely information or have less control than if it invested directly in the foreign issuer.
To the extent the Manager of the Series determines that material information about the Company underlying the ADRs is not available in English and generally made available to the public in a manner described above in the Principal Investment Strategies, investors in the Series may not be able to gather information on which to make investment decisions. In such circumstances, the Adviser will advise the Board of Trustees of the Series of the circumstances, and the Board may make a determination to cease operations of the Series. In such circumstances, the Series may distribute the underlying ADRs in kind to shareholders, the Fund may liquidate the positions and distribute cash to shareholders, or the Board may take such other actions as it deems most appropriate for, and in the best of, shareholders under the circumstances.
Bayer AG ADRhedged(TM) | Tax Risk Member
Prospectus [Line Items]
Risk [Text Block]
Tax Risk. The Series intends to take the position that it will be treated as a grantor trust for U.S. federal income tax purposes. Assuming such treatment is respected, the Series will not be subject to U.S. federal income tax. Rather, a pro rata portion of the Series income, gain, losses and deductions will “flow through” to each beneficial owner of Shares (“Shareholder”). The Series has not requested and will not request an advance ruling from the U.S. Internal Revenue Service (“IRS”) as to its status as a grantor trust. If the Series fails to qualify as a grantor trust for any year (subject to any available curative measures), the Series likely will be subject to regular corporate level U.S. federal income tax in that year on all of its taxable income, regardless of whether the Series makes any distributions to its Shareholders.

Bayer AG ADRhedged(TM) | Equity Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Equity Securities Risk. The trading price of equity securities, including the prices of Series Shares and ADRs, will fluctuate in response to a variety of factors. These factors include events impacting a single issuer, as well as political, market and economic developments that affect specific market segments and the market as a whole. The Series NAV and market price, like stock prices generally, will fluctuate within a wide range in response to these factors. As a result, an investor could lose money over short or even long periods.

Bayer AG ADRhedged(TM) | Management Risk Member
Prospectus [Line Items]
Risk [Text Block]
Management Risk. The Series is subject to the risk that the Manager’s investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results.

Bayer AG ADRhedged(TM) | Market Trading Risk Member
Prospectus [Line Items]
Risk [Text Block]	Market Trading Risk. The Series faces numerous market trading risks, including the potential lack of an active market for Series Shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Series. Any of these factors, among others, may lead to the Series Shares trading at a premium or discount to NAV. Thus, you may pay significantly more (or less) than NAV when you buy Shares of the Series in the secondary market, and you may receive significantly less (or more) than NAV when you sell those Shares in the secondary market. The Manager cannot predict whether Shares will trade above (premium), below (discount) or at NAV. An active market for the Series Shares may not develop and market trading may be halted if trading in one or more of the Series underlying securities is halted. The difference in bid and ask prices is often referred to as the "spread" or "bid/ask spread." The bid/ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if the Series Shares have more trading volume and market liquidity and higher if the Series Shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads. In addition, in stressed market conditions, the market for the Series Shares may become less liquid in response to deteriorating liquidity in the markets for the Series underlying portfolio holdings in the ADRs.
Bayer AG ADRhedged(TM) | Authorized Participant Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]
Authorized Participant Concentration Risk. Only an authorized participant (“Authorized Participant”) may engage in creation or redemption transactions directly with the Series. The Series has a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Series and no other Authorized Participant is able to step forward to create or redeem Creation Units, Series Shares may trade at a discount to NAV and possibly face trading halts and/or delisting. This risk may be more pronounced in volatile markets, potentially where there are significant redemptions in exchange-traded funds generally.

Bayer AG ADRhedged(TM) | New Series Risk Member
Prospectus [Line Items]
Risk [Text Block]
New Series Risk. As of the date of this prospectus, the Series has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Series market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

Bayer AG ADRhedged(TM) | Risks Of Investing In Germany Member
Prospectus [Line Items]
Risk [Text Block]
Risks of Investing in Germany. The risks of investing in the securities of a German company include risks of significant demographic challenges to sustained long-term growth; low fertility rates and declining net immigration putting pressure on the country’s social welfare system; and the costly and time-consuming modernization and integration of the eastern German economy. Additionally, the European sovereign-debt crisis has resulted in a weakened Euro and has put into question the future financial prospects of Germany and the surrounding region.

Bayer AG ADRhedged(TM) | Investing In The EU Risk Member
Prospectus [Line Items]
Risk [Text Block]
Investing in the EU Risk. Efforts of member states of the EU to further unify their economic and monetary policies may increase the potential for the downward movement of one member state’s market to cause a similar effect on other member states’ markets. Separately, the EU faces issues involving its membership, structure, procedures and policies. The exit of one or more member states from the EU would place its currency and banking system in jeopardy. The exit by any member states will likely result in increased volatility, illiquidity and potentially lower economic growth in the affected markets, which may adversely affect the Series investments.

Bayer AG ADRhedged(TM) | Bayer AG Company Risk Member
Prospectus [Line Items]
Risk [Text Block]
Bayer AG Company Risk. Because the Series only invests in ADRs of the Company and the Currency Hedge Contract, the Series may be adversely affected by the performance of the Company, subject to increased price volatility and more susceptible to adverse economic, market, political or regulatory occurrences affecting the Company. Bayer AG may perform poorly, causing the value of its securities to decline. Poor performance may be caused by poor management decisions, litigation, environment concerns, competitive pressures, changes in technology, disruptions in supply, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors. Issuers may, in times of distress or at their own discretion, decide to reduce or eliminate dividends, which may also cause their stock prices to decline.

Bayer AG ADRhedged(TM) | Bayer AG Investing Risk Member
Prospectus [Line Items]
Risk [Text Block]
Bayer AG Investing Risk. Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole. In addition to the risks associated generally with operating companies and pharmaceutical companies, Bayer AG faces risks unique to its operations including, among others, reduced demand for prescription medicine, growing competition from generic pharmaceuticals, pharmaceutical fraud, rising consumer expectations, data breaches, cybersecurity threats, and supply chain disruptions.

Bayer AG ADRhedged(TM) | Pharmaceutical Industry Risk Member
Prospectus [Line Items]
Risk [Text Block]
Pharmaceutical Industry Risk.  The profitability of companies in the pharmaceutical industry is highly dependent on the development, procurement and marketing of drugs and the development, protection and exploitation of intellectual property rights and other proprietary information. These companies may be significantly affected by such events as the expiration of patents or the loss of, or the inability to enforce, intellectual property rights. Research and other costs associated with developing or procuring new drugs and the related intellectual property rights can be significant, and the results of such research and expenditures are unpredictable. Many pharmaceutical companies face intense competition from new products and less costly generic products. In addition, the process for obtaining regulatory approval from the U.S. Food and Drug Administration or other governmental regulatory authorities is long and costly and there is no assurance that the necessary approvals will be obtained or maintained by these companies.

Additionally, companies in the pharmaceutical industry may be subject to expenses and losses from extensive litigation based on intellectual property, product liability and similar claims. These companies may be adversely affected by government regulation and changes in reimbursement rates from third-party payors, such as Medicare, Medicaid and other government-sponsored programs, private health insurance plans and health maintenance organizations.

Bayer AG ADRhedged(TM) | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any investment, you could lose all or part of your investment in the Series, and the Series performance could trail that of other investments.
Bayer AG ADRhedged(TM) | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Series is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bayer AG ADRhedged(TM) | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversification Risk. The Series is non-diversified and holds Portfolio Securities of only one particular issuer. As a result, the Series may have greater volatility than other diversified funds. Because a non-diversified fund may invest a larger percentage of its assets in securities of a single company than diversified funds, the performance of that company can have a substantial impact on Share price.

Bayerische Motoren Werke AG ADRhedged(TM) | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]
Market Risk. The prices of the securities in the Series are subject to the risk associated with investing in the stock market, including sudden and unpredictable drops in value. An investment in the Series may lose money.

Bayerische Motoren Werke AG ADRhedged(TM) | Foreign Market Risk Member
Prospectus [Line Items]
Risk [Text Block]
Foreign Market Risk. Because non-U.S. exchanges such as the Frankfurt Stock Exchange may be open on days when the Series does not price its Shares, the value of the underlying securities of the ADRs in the Series portfolio may change on days when Shareholders will not be able to purchase or sell the Series Shares, regardless of whether there is an active U.S. market for Shares.

Bayerische Motoren Werke AG ADRhedged(TM) | Currency Hedging Risk Member
Prospectus [Line Items]
Risk [Text Block]
Currency Hedging Risk. Because changes in foreign currency exchange rates affect the value of ADRs, the Series enters into the Currency Hedge Contract in order to seek to minimize the impact of fluctuations in the exchange rate between the U.S. dollar and the Local Currency. While this approach is designed to minimize the impact of currency fluctuations on Series returns, it does not necessarily eliminate the Series exposure to the Local Currency. Currency hedges are sometimes subject to imperfect matching between the Currency Hedge Contract and the currencies that the contract intends to hedge, and there can be no assurance that the Currency Hedge Contract will be effective. The return of the Currency Hedge Contract will not perfectly offset the actual fluctuations between the Local Currency and the U.S. dollar. It is possible that a degree of currency exposure may remain even at the time the Currency Hedge Contract is implemented. The Series may not be able to structure the Currency Hedge Contract as anticipated or the Currency Hedge Contract may not successfully reduce the currency risk from the Portfolio Securities.

Increased volatility of the Portfolio Securities or the U.S. dollar relative to the Local Currency will generally reduce the effectiveness of the Series currency hedging strategy. Significant differences between U.S. dollar interest rates and the Local Currency interest rates may impact the effectiveness of the Series currency hedging strategy.
While currency hedging can reduce or eliminate losses due to exchange rate changes, it can also reduce or eliminate gains, and the Series bears additional transaction costs in entering into the Currency Hedge Contract.
Bayerische Motoren Werke AG ADRhedged(TM) | Currency Swap Risk Member
Prospectus [Line Items]
Risk [Text Block]
Currency Swap Risk. In order to hedge currency risk, the Series enters into a Currency Hedge Contract. The Currency Hedge Contract is subject to market risk, risk of default by the other party to the transaction, known as “counterparty risk,” and risk of imperfect correlation between profit or loss on the Currency Hedge Contract and the underlying currency exchange rate. The Currency Hedge Contract does not involve the delivery of the underlying currencies. Accordingly, the risk of loss with respect to the Currency Hedge Contract generally is limited to the net amount of payments that the Series is contractually obligated to make, or in the case of the other party to the Currency Hedge Contract defaulting, the net amount of payments that the Series is contractually entitled to receive. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid; however there is no guarantee that the swap market will continue to provide liquidity.

Changes in the credit quality of a company that serves as the Series counterparty with respect to the Currency Hedge Contract will affect the value of that instrument. A decline in the creditworthiness of the counterparty may impair the value of that counterparty’s
Currency Hedge Contract with the Series, which could result in the loss of all value of the Currency Hedge Contract. By using a swap, the Series assumes the risk that its counterparty could experience financial hardships. In the event of the insolvency of the counterparty, the Series may sustain losses or be unable to liquidate the swap position. Counterparty risk may be somewhat mitigated by the fact that mark-to-market payments are made on a daily basis. The Series intends to have only one counterparty, which will expose the Series to greater counterparty risk and the Series may be unable to enter into the Currency Hedge Contract on favorable terms, potentially preventing the Series from achieving its investment objective. The Series is subject to liquidity risk if the Series is required to reserve its assets against its exposure under the Currency Hedge Contract.

Compared to other types of investments, derivatives, such as the Currency Hedge Contract, may be harder to value and may also be less tax efficient. The Series is subject to valuation risk as it may improperly value the Currency Hedge Contract if market quotations are unavailable. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Series taxable income or gains, and may limit or prevent the Series from using the Currency Hedge Contract as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Series to change its investment strategy.

Bayerische Motoren Werke AG ADRhedged(TM) | Risk Of Investing In Depositary Receipts Risk Member
Prospectus [Line Items]
Risk [Text Block]
Risk of Investing in Depositary Receipts. ADRs involve risk not experienced when investing directly in the equity securities of an issuer. Changes in foreign currency exchange rates affect the value of ADRs and, therefore, may affect the value of the Series portfolio, although the Series enters into the Currency Hedge Contract to seek to minimize the impact of fluctuations in the foreign currency exchange rate. Although the ADRs in which the Series invests will be listed on U.S. over-the-counter markets, there can be no assurance that a market for these securities will be made or maintained or that any such market will be or remain liquid.

ADRs may be subject to some of the same risks as direct investment in foreign companies, which includes international trade, currency, political, regulatory and diplomatic risks. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary’s transaction fees. Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the depositary’s transaction fees are paid directly by the ADR holders. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through. There is also no guarantee that a financial institution will continue to sponsor a particular ADR. As a result, the Series may have difficulty selling securities if it needs to do so, or selling them quickly and efficiently at the prices at which they have been valued. The depositary bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest, and processing corporate actions. A Series would be expected to pay a share of the additional fees, which it would not pay if investing directly in the foreign securities. In addition, the underlying issuers of certain depositary receipts are under no obligation to distribute Shareholder communications or pass through any voting rights with respect to the deposited securities to the holders of such receipts. The Series may therefore receive less timely information or have less control than if it invested directly in the foreign issuer.
To the extent the Manager of the Series determines that material information about the Company underlying the ADRs is not available in English and generally made available to the public in a manner described above in the Principal Investment Strategies, investors in the Series may not be able to gather information on which to make investment decisions. In such circumstances, the Adviser will advise the Board of Trustees of the Series of the circumstances, and the Board may make a determination to cease operations of the Series. In such circumstances, the Series may distribute the underlying ADRs in kind to shareholders, the Fund may liquidate the positions and distribute cash to shareholders, or the Board may take such other actions as it deems most appropriate for, and in the best of, shareholders under the circumstances.
Bayerische Motoren Werke AG ADRhedged(TM) | Risks Of Investing In Unsponsored Depositary Receipts Risk Member
Prospectus [Line Items]
Risk [Text Block]
Risks of Investing in Unsponsored Depositary Receipts. Unsponsored ADRs carry specific risks compared to sponsored ADRs. Here are some key risks to consider:

•Lack of Control by the Foreign Company: Unsponsored ADRs are issued without the involvement or consent of the foreign company, which means the company may not provide timely or accurate financial information, potentially leading to a lack of transparency.
•Limited Information: Since the foreign issuer is not directly involved, the level of financial disclosure and corporate governance might be lower. Investors may not have access to crucial information that would be available with a sponsored ADR.
•Liquidity Issues: Unsponsored ADRs can have lower trading volumes compared to sponsored ADRs, which might lead to wider bid-ask spreads and difficulties in executing trades.
•Exchange Rate Risk: Like all foreign investments, unsponsored ADRs are subject to currency risk. Fluctuations in the exchange rate can significantly impact the value of the investment.
•Regulatory Risks: Different regulatory environments may affect the company's operations and financial health. Unsponsored ADRs may not comply with the same regulatory standards as sponsored ADRs. The regulatory requirements applicable to a foreign issuer may be different than those of the United States, and as a result, the frequency and level of detail of disclosure about the operations of such an issuer may be less than the requirements imposed on issuers whose securities are registered in the United States.
•Potential for Higher Volatility: Due to lower liquidity and less oversight, unsponsored ADRs may experience higher price volatility.

Bayerische Motoren Werke AG ADRhedged(TM) | Risks Of Investing In Unsponsored Depositary Receipts, Lack Of Control By The Foreign Company Risk Member
Prospectus [Line Items]
Risk [Text Block]	Lack of Control by the Foreign Company: Unsponsored ADRs are issued without the involvement or consent of the foreign company, which means the company may not provide timely or accurate financial information, potentially leading to a lack of transparency.
Bayerische Motoren Werke AG ADRhedged(TM) | Risks Of Investing In Unsponsored Depositary Receipts, Limited Information Risk Member
Prospectus [Line Items]
Risk [Text Block]	Limited Information: Since the foreign issuer is not directly involved, the level of financial disclosure and corporate governance might be lower. Investors may not have access to crucial information that would be available with a sponsored ADR.
Bayerische Motoren Werke AG ADRhedged(TM) | Risks Of Investing In Unsponsored Depositary Receipts, Liquidity Issues Risk Member
Prospectus [Line Items]
Risk [Text Block]	Liquidity Issues: Unsponsored ADRs can have lower trading volumes compared to sponsored ADRs, which might lead to wider bid-ask spreads and difficulties in executing trades.
Bayerische Motoren Werke AG ADRhedged(TM) | Risks Of Investing In Unsponsored Depositary Receipts, Exchange Rate Risk Member
Prospectus [Line Items]
Risk [Text Block]	Exchange Rate Risk: Like all foreign investments, unsponsored ADRs are subject to currency risk. Fluctuations in the exchange rate can significantly impact the value of the investment.
Bayerische Motoren Werke AG ADRhedged(TM) | Risks Of Investing In Unsponsored Depositary Receipts, Regulatory Risks Member
Prospectus [Line Items]
Risk [Text Block]	Regulatory Risks: Different regulatory environments may affect the company's operations and financial health. Unsponsored ADRs may not comply with the same regulatory standards as sponsored ADRs. The regulatory requirements applicable to a foreign issuer may be different than those of the United States, and as a result, the frequency and level of detail of disclosure about the operations of such an issuer may be less than the requirements imposed on issuers whose securities are registered in the United States.
Bayerische Motoren Werke AG ADRhedged(TM) | Risks Of Investing In Unsponsored Depositary Receipts, Potential For Higher Volatility Risk Member
Prospectus [Line Items]
Risk [Text Block]	Potential for Higher Volatility: Due to lower liquidity and less oversight, unsponsored ADRs may experience higher price volatility.
Bayerische Motoren Werke AG ADRhedged(TM) | Tax Risk Member
Prospectus [Line Items]
Risk [Text Block]
Tax Risk. The Series intends to take the position that it will be treated as a grantor trust for U.S. federal income tax purposes. Assuming such treatment is respected, the Series will not be subject to U.S. federal income tax. Rather, a pro rata portion of the Series income, gain, losses and deductions will “flow through” to each beneficial owner of Shares (“Shareholder”). The Series has not requested and will not request an advance ruling from the U.S. Internal Revenue Service (“IRS”) as to its status as a grantor trust. If the Series fails to qualify as a grantor trust for any year (subject to any available curative measures), the Series likely will be subject to regular corporate level U.S. federal income tax in that year on all of its taxable income, regardless of whether the Series makes any distributions to its Shareholders.

Bayerische Motoren Werke AG ADRhedged(TM) | Equity Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Equity Securities Risk. The trading price of equity securities, including the prices of Series Shares and ADRs, will fluctuate in response to a variety of factors. These factors include events impacting a single issuer, as well as political, market and economic developments that affect specific market segments and the market as a whole. The Series NAV and market price, like stock prices generally, will fluctuate within a wide range in response to these factors. As a result, an investor could lose money over short or even long periods.

Bayerische Motoren Werke AG ADRhedged(TM) | Management Risk Member
Prospectus [Line Items]
Risk [Text Block]
Management Risk. The Series is subject to the risk that the Manager’s investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results.

Bayerische Motoren Werke AG ADRhedged(TM) | Market Trading Risk Member
Prospectus [Line Items]
Risk [Text Block]	Market Trading Risk. The Series faces numerous market trading risks, including the potential lack of an active market for Series Shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Series. Any of these factors, among others, may lead to the Series Shares trading at a premium or discount to NAV. Thus, you may pay significantly more (or less) than NAV when you buy Shares of the Series in the secondary market, and you may receive significantly less (or more) than NAV when you sell those Shares in the secondary market. The Manager cannot predict whether Shares will trade above (premium), below (discount) or at NAV. An active market for the Series Shares may not develop and market trading may be halted if trading in one or more of the Series underlying securities is halted. The difference in bid and ask prices is often referred to as the “spread” or “bid/ask spread.” The bid/ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if the Series Shares have more trading volume and market liquidity and higher if the Series Shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads. In addition, in stressed market conditions, the market for the Series Shares may become less liquid in response to deteriorating liquidity in the markets for the Series underlying portfolio holdings in the ADRs.
Bayerische Motoren Werke AG ADRhedged(TM) | Authorized Participant Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]
Authorized Participant Concentration Risk. Only an authorized participant (“Authorized Participant”) may engage in creation or redemption transactions directly with the Series. The Series has a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Series and no other Authorized Participant is able to step forward to create or redeem Creation Units, Series Shares may trade at a discount to NAV and possibly face trading halts and/or delisting. This risk may be more pronounced in volatile markets, potentially where there are significant redemptions in exchange-traded funds generally.

Bayerische Motoren Werke AG ADRhedged(TM) | New Series Risk Member
Prospectus [Line Items]
Risk [Text Block]
New Series Risk. As of the date of this prospectus, the Series has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Series market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

Bayerische Motoren Werke AG ADRhedged(TM) | Risks Of Investing In Germany Member
Prospectus [Line Items]
Risk [Text Block]
Risks of Investing in Germany. The risks of investing in the securities of a German company include risks of significant demographic challenges to sustained long-term growth; low fertility rates and declining net immigration putting pressure on the country’s social welfare system; and the costly and time-consuming modernization and integration of the eastern German economy. Additionally, the European sovereign-debt crisis has resulted in a weakened Euro and has put into question the future financial prospects of Germany and the surrounding region.

Bayerische Motoren Werke AG ADRhedged(TM) | Investing In The EU Risk Member
Prospectus [Line Items]
Risk [Text Block]
Investing in the EU Risk. Efforts of member states of the EU to further unify their economic and monetary policies may increase the potential for the downward movement of one member state’s market to cause a similar effect on other member states’ markets. Separately, the EU faces issues involving its membership, structure, procedures and policies. The exit of one or more member states from the EU would place its currency and banking system in jeopardy. The exit by any member states will likely result in increased volatility, illiquidity and potentially lower economic growth in the affected markets, which may adversely affect the Series investments.

Bayerische Motoren Werke AG ADRhedged(TM) | BMW Company Risk Member
Prospectus [Line Items]
Risk [Text Block]
BMW Company Risk. Because the Series only invests in ADRs of the Company and the Currency Hedge Contract, the Series may be adversely affected by the performance of the Company, subject to increased price volatility and more susceptible to adverse economic, market, political or regulatory occurrences affecting the Company. BMW may perform poorly, causing the value of its securities to decline. Poor performance may be caused by poor management decisions, competitive pressures, raw materials price risks, environmental risks, changes in technology, disruptions in supply, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors. Issuers may, in times of distress or at their own discretion, decide to reduce or eliminate dividends, which may also cause their stock prices to decline.

Bayerische Motoren Werke AG ADRhedged(TM) | BMW Investing Risk Member
Prospectus [Line Items]
Risk [Text Block]
BMW Investing Risk. Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole. In addition to the risks associated generally with operating companies and automotive companies, BMW faces risks unique to its operations including, among others, fluctuating market demand, rapid technological changes, competition for other luxury brands, evolving regulations, high development costs for new technologies, and potential damage to brand reputation due to quality issues or recalls.

Bayerische Motoren Werke AG ADRhedged(TM) | Automotive Industry Risk Member
Prospectus [Line Items]
Risk [Text Block]
Automotive Industry Risk. The automotive industry can be highly cyclical, and companies in the industry may suffer periodic operating losses. The industry can be significantly affected by labor relations and fluctuating component prices. While most of the major automotive manufacturers are large companies, certain others may be non-diversified in both product line and customer base and may be more vulnerable to certain events that may negatively impact the automotive industry.

Bayerische Motoren Werke AG ADRhedged(TM) | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any investment, you could lose all or part of your investment in the Series, and the Series performance could trail that of other investments.
Bayerische Motoren Werke AG ADRhedged(TM) | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Series is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bayerische Motoren Werke AG ADRhedged(TM) | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversification Risk. The Series is non-diversified and holds Portfolio Securities of only one particular issuer. As a result, the Series may have greater volatility than other diversified funds. Because a non-diversified fund may invest a larger percentage of its assets in securities of a single company than diversified funds, the performance of that company can have a substantial impact on Share price.

BP p.l.c. ADRhedged | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]
Market Risk. The prices of the securities in the Series are subject to the risk associated with investing in the stock market, including sudden and unpredictable drops in value. An investment in the Series may lose money.

BP p.l.c. ADRhedged | Foreign Market Risk Member
Prospectus [Line Items]
Risk [Text Block]
Foreign Market Risk. Because non-U.S. exchanges such as the London Stock Exchange may be open on days when the Series does not price its Shares, the value of the underlying securities of the ADRs in the Series portfolio may change on days when Shareholders will not be able to purchase or sell the Series Shares, regardless of whether there is an active U.S. market for Shares.

BP p.l.c. ADRhedged | Currency Hedging Risk Member
Prospectus [Line Items]
Risk [Text Block]
Currency Hedging Risk. Because changes in foreign currency exchange rates affect the value of ADRs, the Series enters into the Currency Hedge Contract in order to seek to minimize the impact of fluctuations in the exchange rate between the U.S. dollar and the Local Currency. While this approach is designed to minimize the impact of currency fluctuations on Series returns, it does not necessarily eliminate the Series exposure to the Local Currency. Currency hedges are sometimes subject to imperfect matching between the Currency Hedge Contract and the currencies that the contract intends to hedge, and there can be no assurance that the Currency Hedge Contract will be effective. The return of the Currency Hedge Contract will not perfectly offset the actual fluctuations between the Local Currency and the U.S. dollar. It is possible that a degree of currency exposure may remain even at the time the Currency Hedge Contract is implemented. The Series may not be able to structure the Currency Hedge Contract as anticipated or the Currency Hedge Contract may not successfully reduce the currency risk from the Portfolio Securities.

Increased volatility of the Portfolio Securities or the U.S. dollar relative to the Local Currency will generally reduce the effectiveness of the Series currency hedging strategy. Significant differences between U.S. dollar interest rates and the Local Currency interest rates may impact the effectiveness of the Series currency hedging strategy.
While currency hedging can reduce or eliminate losses due to exchange rate changes, it can also reduce or eliminate gains, and the Series bears additional transaction costs in entering into the Currency Hedge Contract.
BP p.l.c. ADRhedged | Currency Swap Risk Member
Prospectus [Line Items]
Risk [Text Block]
Currency Swap Risk. In order to hedge currency risk, the Series enters into a Currency Hedge Contract. The Currency Hedge Contract is subject to market risk, risk of default by the other party to the transaction, known as “counterparty risk,” and risk of imperfect correlation between profit or loss on the Currency Hedge Contract and the underlying currency exchange rate. The Currency Hedge Contract does not involve the delivery of the underlying currencies. Accordingly, the risk of loss with respect to the Currency Hedge Contract generally is limited to the net amount of payments that the Series is contractually obligated to make, or in the case of the other party to the Currency Hedge Contract defaulting, the net amount of payments that the Series is contractually entitled to receive. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid; however there is no guarantee that the swap market will continue to provide liquidity.
Changes in the credit quality of a company that serves as the Series counterparty with respect to the Currency Hedge Contract will affect the value of that instrument. A decline in the creditworthiness of the counterparty may impair the value of that counterparty’s Currency Hedge Contract with the Series, which could result in the loss of all value of the Currency Hedge Contract. By using a swap, the Series assumes the risk that its counterparty could experience financial hardships. In the event of the insolvency of the counterparty, the Series may sustain losses or be unable to liquidate the swap position. Counterparty risk may be somewhat mitigated by the fact that mark-to-market payments are made on a daily basis. The Series intends to have only one counterparty, which will expose the Series to greater counterparty risk and the Series may be unable to enter into the Currency Hedge Contract on favorable terms, potentially preventing the Series from achieving its investment objective. The Series is subject to liquidity risk if the Series is required to reserve its assets against its exposure under the Currency Hedge Contract.
Compared to other types of investments, derivatives, such as the Currency Hedge Contract, may be harder to value and may also be less tax efficient. The Series is subject to valuation risk as it may improperly value the Currency Hedge Contract if market quotations are unavailable. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Series taxable income or gains, and may limit or prevent the Series from using the Currency Hedge Contract as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Series to change its investment strategy.

BP p.l.c. ADRhedged | Risk Of Investing In Depositary Receipts Risk Member
Prospectus [Line Items]
Risk [Text Block]
Risk of Investing in Depositary Receipts. ADRs involve risk not experienced when investing directly in the equity securities of an issuer. Changes in foreign currency exchange rates affect the value of ADRs and, therefore, may affect the value of a Series portfolio, although the Series enter into the Currency Hedge Contract to seek to minimize the impact of fluctuations in the foreign currency exchange rate. Although the ADRs in which the Series invest will be listed on major U.S. exchanges, there can be no assurance that a market for these securities will be made or maintained or that any such market will be or remain liquid. There is also no guarantee that a financial institution will continue to sponsor a particular ADR. As a result, the Series may have difficulty selling securities, or selling them quickly and efficiently at the prices at which they have been valued. The depositary bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest, and processing corporate actions. A Series would be expected to pay a share of the additional fees, which it would not pay if investing directly in the foreign securities. Moreover, the price at which the Series securities may be sold and the value of the Series Shares may be adversely affected if trading markets for ADRs are limited or absent or if bid/ask spreads are wide. In addition, the underlying issuers of certain depositary receipts are under no obligation to distribute Shareholder communications or pass through any voting rights with respect to the deposited securities to the holders of such receipts. A Series may therefore receive less timely information or have less control than if it invested directly in the foreign issuer.

BP p.l.c. ADRhedged | Tax Risk Member
Prospectus [Line Items]
Risk [Text Block]	Tax Risk. The Series intends to take the position that it will be treated as a grantor trust for U.S. federal income tax purposes. Assuming such treatment is respected, the Series will not be subject to U.S. federal income tax. Rather, a pro rata portion of the Series income, gain, losses and deductions will “flow through” to each beneficial owner of Shares “Shareholder”). The Series has not requested and will not request an advance ruling from the U.S. Internal Revenue Service (“IRS”) as to its status as a grantor trust. If the Series fails to qualify as a grantor trust for any year (subject to any available curative measures), the Series likely will be subject to regular corporate level U.S. federal income tax in that year on all of its taxable income, regardless of whether the Series makes any distributions to its Shareholders.
BP p.l.c. ADRhedged | Equity Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Equity Securities Risk. The trading price of equity securities, including the prices of Series Shares and ADRs, will fluctuate in response to a variety of factors. These factors include events impacting a single issuer, as well as political, market and economic developments that affect specific market segments and the market as a whole. The Series NAV and market price, like stock prices generally, will fluctuate within a wide range in response to these factors. As a result, an investor could lose money over short or even long periods.

BP p.l.c. ADRhedged | Management Risk Member
Prospectus [Line Items]
Risk [Text Block]
Management Risk. The Series is subject to the risk that the Manager’s investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results.

BP p.l.c. ADRhedged | Market Trading Risk Member
Prospectus [Line Items]
Risk [Text Block]
Market Trading Risk. The Series faces numerous market trading risks, including the potential lack of an active market for Series Shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Series. Any of these factors, among others, may lead to the Series Shares trading at a premium or discount to NAV. Thus, you may pay significantly more (or less) than NAV when you buy Shares of the Series in the secondary market, and you may receive significantly less (or more) than NAV when you sell those Shares in the secondary market. The Manager cannot predict whether Shares will trade above (premium), below (discount) or at NAV. An active market for the Series Shares may not develop and market trading may be halted if trading in one or more of the Series underlying securities is halted. The difference in bid and ask prices is often referred to as the "spread" or "bid/ask spread." The bid/ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if the Series Shares have more trading volume and market liquidity and higher if the Series Shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads. In addition, in stressed market conditions, the market for the Series Shares may become less liquid in response to deteriorating liquidity in the markets for the Series underlying portfolio holdings in the ADRs.

BP p.l.c. ADRhedged | Authorized Participant Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]
Authorized Participant Concentration Risk. Only an authorized participant (“Authorized Participant”) may engage in creation or redemption transactions directly with the Series. The Series has a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Series and no other Authorized Participant is able to step forward to create or redeem Creation Units, Series Shares may trade at a discount to NAV and possibly face trading halts and/or delisting. This risk may be more pronounced in volatile markets, potentially where there are significant redemptions in exchange-traded funds generally.

BP p.l.c. ADRhedged | New Series Risk Member
Prospectus [Line Items]
Risk [Text Block]
New Series Risk. As of the date of this prospectus, the Series has limited operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Series market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

BP p.l.c. ADRhedged | Issuer Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]
Issuer Concentration Risk. Because the Series only invests in the ADRs of the Company and the Currency Hedge Contract, the Series may be adversely affected by the performance of the Company, subject to increased price volatility and more susceptible to adverse economic, market, political or regulatory occurrences affecting the Company; the oil, gas, and consumable fuels industry; or England. Any issuer may perform poorly, causing the value of its securities to decline. Poor performance may be caused by poor management decisions, competitive pressures, changes in technology, disruptions in supply, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors. Issuers may, in times of distress or at their own discretion, decide to reduce or eliminate dividends, which may also cause their stock prices to decline.

BP p.l.c. ADRhedged | Risks Of Investing In The United Kingdom (“UK”) Risk Member
Prospectus [Line Items]
Risk [Text Block]
Risks of Investing in the United Kingdom (“UK”). The UK, of which England is a part, has one of the largest economies in Europe, and the United States and other European countries are substantial trading partners of the UK. As a result, the British economy may be impacted by changes to the economic condition of the United States and other European countries. The British economy, along with certain other European Union (“EU”) economies, experienced a significant economic slowdown during the recent financial crisis, and certain British financial institutions suffered significant losses, were severely under-capitalized and required government intervention to survive. The British economy relies heavily on the export of financial services to the United States and other European countries and, therefore, a prolonged slowdown in the financial services sector may have a negative impact on the British economy. Continued governmental involvement or control in certain sectors may stifle competition in certain sectors or cause adverse effects on economic growth.

BP p.l.c. ADRhedged | Oil, Gas, And Consumable Fuels Industry Risk Member
Prospectus [Line Items]
Risk [Text Block]
Oil, Gas, and Consumable Fuels Industry Risk. The oil, gas, and consumable fuels industry is affected by worldwide energy prices and exploration and production costs. Companies in the oil, gas, and consumable fuels industry may have significant operations in areas at risk for natural disasters, social unrest and environmental damage. These companies may also be at risk for increased government regulation and intervention, litigation, and negative publicity and public perception.

BP p.l.c. ADRhedged | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any investment, you could lose all or part of your investment in the Series, and the Series performance could trail that of other investments.
BP p.l.c. ADRhedged | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Series is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
BP p.l.c. ADRhedged | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversification Risk. The Series is non-diversified and holds Portfolio Securities of only one particular issuer. As a result, the Series may have greater volatility than other diversified funds. Because a non-diversified fund may invest a larger percentage of its assets in securities of a single company than diversified funds, the performance of that company can have a substantial impact on Share price.

British American Tobacco p.l.c. ADRhedged | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]
Market Risk. The prices of the securities in the Series are subject to the risk associated with investing in the stock market, including sudden and unpredictable drops in value. An investment in the Series may lose money.

British American Tobacco p.l.c. ADRhedged | Foreign Market Risk Member
Prospectus [Line Items]
Risk [Text Block]
Foreign Market Risk. Because non-U.S. exchanges such as the London Stock Exchange may be open on days when the Series does not price its Shares, the value of the underlying securities of the ADRs in the Series portfolio may change on days when Shareholders will not be able to purchase or sell the Series Shares, regardless of whether there is an active U.S. market for Shares.

British American Tobacco p.l.c. ADRhedged | Currency Hedging Risk Member
Prospectus [Line Items]
Risk [Text Block]
Currency Hedging Risk.  Because changes in foreign currency exchange rates affect the value of ADRs, the Series enters into the Currency Hedge Contract in order to seek to minimize the impact of fluctuations in the exchange rate between the U.S. dollar and the Local Currency.  While this approach is designed to minimize the impact of currency fluctuations on Series returns, it does not necessarily eliminate the Series exposure to the Local Currency.  Currency hedges are sometimes subject to imperfect matching between the Currency Hedge Contract and the currencies that the contract intends to hedge, and there can be no assurance that the
Currency Hedge Contract will be effective.  The return of the Currency Hedge Contract will not perfectly offset the actual fluctuations between the Local Currency and the U.S. dollar.  It is possible that a degree of currency exposure may remain even at the time the Currency Hedge Contract is implemented. The Series may not be able to structure the Currency Hedge Contract as anticipated or the Currency Hedge Contract may not successfully reduce the currency risk from the Portfolio Securities.

Increased volatility of the Portfolio Securities or the U.S. dollar relative to the Local Currency will generally reduce the effectiveness of the Series currency hedging strategy.  Significant differences between U.S. dollar interest rates and the Local Currency interest rates may impact the effectiveness of the Series currency hedging strategy.
While currency hedging can reduce or eliminate losses due to exchange rate changes, it can also reduce or eliminate gains, and the Series bears additional transaction costs in entering into the Currency Hedge Contract.
British American Tobacco p.l.c. ADRhedged | Currency Swap Risk Member
Prospectus [Line Items]
Risk [Text Block]
Currency Swap Risk. In order to hedge currency risk, the Series enters into a Currency Hedge Contract. The Currency Hedge Contract is subject to market risk, risk of default by the other party to the transaction, known as “counterparty risk,” and risk of imperfect correlation between profit or loss on the Currency Hedge Contract and the underlying currency exchange rate. The Currency Hedge Contract does not involve the delivery of the underlying currencies. Accordingly, the risk of loss with respect to the Currency Hedge Contract generally is limited to the net amount of payments that the Series is contractually obligated to make, or in the case of the other party to the Currency Hedge Contract defaulting, the net amount of payments that the Series is contractually entitled to receive.
The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid; however there is no guarantee that the swap market will continue to provide liquidity.
Changes in the credit quality of a company that serves as the Series counterparty with respect to the Currency Hedge Contract will affect the value of that instrument. A decline in the creditworthiness of the counterparty may impair the value of that counterparty’s Currency Hedge Contract with the Series, which could result in the loss of all value of the Currency Hedge Contract. By using a swap, the Series assumes the risk that its counterparty could experience financial hardships. In the event of the insolvency of the counterparty, the Series may sustain losses or be unable to liquidate the swap position. Counterparty risk may be somewhat mitigated by the fact that mark-to-market payments are made on a daily basis. The Series intends to have only one counterparty, which will expose the Series to greater counterparty risk and the Series may be unable to enter into the Currency Hedge Contract on favorable terms, potentially preventing the Series from achieving its investment objective. The Series is subject to liquidity risk if the Series is required to reserve its assets against its exposure under the Currency Hedge Contract.
Compared to other types of investments, derivatives, such as the Currency Hedge Contract, may be harder to value and may also be less tax efficient. The Series is subject to valuation risk as it may improperly value the Currency Hedge Contract if market quotations are unavailable. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Series taxable income or gains, and may limit or prevent the Series from using the Currency Hedge Contract as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Series to change its investment strategy.

British American Tobacco p.l.c. ADRhedged | Risk Of Investing In Depositary Receipts Risk Member
Prospectus [Line Items]
Risk [Text Block]
Risk of Investing in Depositary Receipts. ADRs involve risk not experienced when investing directly in the equity securities of an issuer. Changes in foreign currency exchange rates affect the value of ADRs and, therefore, may affect the value of a Series portfolio, although the Series enter into the Currency Hedge Contract to seek to minimize the impact of fluctuations in the foreign currency exchange rate. Although the ADRs in which the Series invest will be listed on major U.S. exchanges, there can be no assurance that a market for these securities will be made or maintained or that any such market will be or remain liquid. There is also no guarantee that a financial institution will continue to sponsor a particular ADR. As a result, the Series may have difficulty selling securities, or selling them quickly and efficiently at the prices at which they have been valued. The depositary bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest, and processing corporate actions. A Series would be expected to pay a share of the additional fees, which it would not pay if investing directly in the foreign securities. Moreover, the price at which the Series securities may be sold and the value of the Series Shares may be adversely affected if trading markets for ADRs are limited or absent or if bid/ask spreads are wide. In addition, the underlying issuers of certain depositary receipts are under no obligation to distribute Shareholder communications or pass through any voting rights with respect to the deposited securities to the holders of such receipts. A Series may therefore receive less timely information or have less control than if it invested directly in the foreign issuer.

British American Tobacco p.l.c. ADRhedged | Tax Risk Member
Prospectus [Line Items]
Risk [Text Block]	Tax Risk. The Series intends to take the position that it will be treated as a grantor trust for U.S. federal income tax purposes. Assuming such treatment is respected, the Series will not be subject to U.S. federal income tax. Rather, a pro rata portion of the Series income, gain, losses and deductions will “flow through” to each beneficial owner of Shares (“Shareholder”). The Series has not requested and will not request an advance ruling from the U.S. Internal Revenue Service (“IRS”) as to its status as a grantor trust. If the Series fails to qualify as a grantor trust for any year (subject to any available curative measures), the Series likely will be subject to regular corporate level U.S. federal income tax in that year on all of its taxable income, regardless of whether the Series makes any distributions to its Shareholders.
British American Tobacco p.l.c. ADRhedged | Equity Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Equity Securities Risk. The trading price of equity securities, including the prices of Series Shares and ADRs, will fluctuate in response to a variety of factors. These factors include events impacting a single issuer, as well as political, market and economic developments that affect specific market segments and the market as a whole. The Series NAV and market price, like stock prices generally, will fluctuate within a wide range in response to these factors. As a result, an investor could lose money over short or even long periods.

British American Tobacco p.l.c. ADRhedged | Management Risk Member
Prospectus [Line Items]
Risk [Text Block]
Management Risk. The Series is subject to the risk that the Manager’s investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results.

British American Tobacco p.l.c. ADRhedged | Market Trading Risk Member
Prospectus [Line Items]
Risk [Text Block]
Market Trading Risk. The Series faces numerous market trading risks, including the potential lack of an active market for Series Shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Series. Any of these factors, among others, may lead to the Series Shares trading at a premium or discount to NAV. Thus, you may pay significantly more (or less) than NAV when you buy Shares of the Series in the secondary market, and you may receive significantly less (or more) than NAV when you sell those Shares in the secondary market.  The Manager cannot predict whether Shares will trade above (premium), below (discount) or at NAV.  An active market for the Series Shares may not develop and market trading may be halted if trading in one or more of the Series underlying securities is halted. The difference in bid and ask prices is often referred to as the "spread" or "bid/ask spread." The bid/ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if the Series Shares have more trading volume and market liquidity and higher if the Series Shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads. In addition, in stressed market conditions, the market for the Series Shares may become less liquid in response to deteriorating liquidity in the markets for the Series underlying portfolio holdings in the ADRs.

British American Tobacco p.l.c. ADRhedged | Authorized Participant Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]
Authorized Participant Concentration Risk. Only an authorized participant (“Authorized Participant”) may engage in creation or redemption transactions directly with the Series.  The Series has a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Series and no other Authorized Participant is able to step forward to create or redeem Creation Units, Series Shares may trade at a discount to NAV and possibly face trading halts and/or delisting. This risk may be more pronounced in volatile markets, potentially where there are significant redemptions in exchange-traded funds generally.

British American Tobacco p.l.c. ADRhedged | New Series Risk Member
Prospectus [Line Items]
Risk [Text Block]
New Series Risk. As of the date of this prospectus, the Series has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Series market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

British American Tobacco p.l.c. ADRhedged | Issuer Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]
Issuer Concentration Risk. Because the Series only invests in the ADRs of the Company and the Currency Hedge Contract, the Series may be adversely affected by the performance of the Company, subject to increased price volatility and more susceptible to adverse economic, market, political or regulatory occurrences affecting the Company, the tobacco industry or England. Any issuer may perform poorly, causing the value of its securities to decline. Poor performance may be caused by poor management decisions, competitive pressures, changes in technology, disruptions in supply, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors. Issuers may, in times of distress or at their own discretion, decide to reduce or eliminate dividends, which may also cause their stock prices to decline.

British American Tobacco p.l.c. ADRhedged | Risks Of Investing In The United Kingdom (“UK”) Risk Member
Prospectus [Line Items]
Risk [Text Block]
Risks of Investing in the United Kingdom (“UK”). The UK, of which England is a part, has one of the largest economies in Europe, and the United States and other European countries are substantial trading partners of the UK. As a result, the British economy may be impacted by changes to the economic condition of the United States and other European countries. The British economy, along with certain other European Union (“EU”) economies, experienced a significant economic slowdown during the recent financial crisis, and certain British financial institutions suffered significant losses, were severely under-capitalized and required government intervention to survive. The British economy relies heavily on the export of financial services to the United States and other European countries and, therefore, a prolonged slowdown in the financial services sector may have a negative impact on the British economy. Continued governmental involvement or control in certain sectors may stifle competition in certain sectors or cause adverse effects on economic growth.

British American Tobacco p.l.c. ADRhedged | Tobacco Industry Risk Member
Prospectus [Line Items]
Risk [Text Block]
Tobacco Industry Risk. The Series is subject to the risks faced by companies in the tobacco industry, including: changes in demand for products, demographic and product trends and general economic conditions; effects of competitive pricing, environmental factors, marketing campaigns and consumer boycotts; and adverse effects from governmental regulation and oversight. The tobacco industry may also be affected by additional risks, including: smoking and health litigation; governmental and private bans and restrictions on smoking; and actual and proposed price controls on tobacco products. The tobacco industry may also be affected by risks that affect the broader consumer staples industry.

British American Tobacco p.l.c. ADRhedged | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any investment, you could lose all or part of your investment in the Series, and the Series performance could trail that of other investments.
British American Tobacco p.l.c. ADRhedged | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Series is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
British American Tobacco p.l.c. ADRhedged | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversification Risk. The Series is non-diversified and holds Portfolio Securities of only one particular issuer.  As a result, the Series may have greater volatility than other diversified funds. Because a non-diversified fund may invest a larger percentage of its assets in securities of a single company than diversified funds, the performance of that company can have a substantial impact on Share price.

Deutsche Telekom AG ADRhedged(TM) | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]
Market Risk. The prices of the securities in the Series are subject to the risk associated with investing in the stock market, including sudden and unpredictable drops in value. An investment in the Series may lose money.

Deutsche Telekom AG ADRhedged(TM) | Investing In The European Union (“EU”) Risk Member
Prospectus [Line Items]
Risk [Text Block]
Investing in the European Union (“EU”) Risk. Efforts of member states of the EU to further unify their economic and monetary policies may increase the potential for the downward movement of one member state’s market to cause a similar effect on other member states’ markets. Separately, the EU faces issues involving its membership, structure, procedures and policies. The exit of one or more member states from the EU would place its currency and banking system in jeopardy. The exit by any other member states will likely result in increased volatility, illiquidity and potentially lower economic growth in the affected markets, which may adversely affect the Series investments.

Deutsche Telekom AG ADRhedged(TM) | Foreign Market Risk Member
Prospectus [Line Items]
Risk [Text Block]
Foreign Market Risk. Because non-U.S. exchanges such as the Frankfurt Stock Exchange may be open on days when the Series does not price its Shares, the value of the underlying securities of the ADRs in the Series portfolio may change on days when Shareholders will not be able to purchase or sell the Series Shares, regardless of whether there is an active U.S. market for Shares.

Deutsche Telekom AG ADRhedged(TM) | Currency Hedging Risk Member
Prospectus [Line Items]
Risk [Text Block]
Currency Hedging Risk. Because changes in foreign currency exchange rates affect the value of ADRs, the Series enters into the Currency Hedge Contract in order to seek to minimize the impact of fluctuations in the exchange rate between the U.S. dollar and the Local Currency. While this approach is designed to minimize the impact of currency fluctuations on Series returns, it does not necessarily eliminate the Series exposure to the Local Currency. Currency hedges are sometimes subject to imperfect matching between the Currency Hedge Contract and the currencies that the contract intends to hedge, and there can be no assurance that the Currency Hedge Contract will be effective. The return of the Currency Hedge Contract will not perfectly offset the actual fluctuations between the Local Currency and the U.S. dollar. It is possible that a degree of currency exposure may remain even at the time the Currency Hedge Contract is implemented. The Series may not be able to structure the Currency Hedge Contract as anticipated or the Currency Hedge Contract may not successfully reduce the currency risk from the Portfolio Securities.

Increased volatility of the Portfolio Securities or the U.S. dollar relative to the Local Currency will generally reduce the effectiveness of the Series currency hedging strategy. Significant differences between U.S. dollar interest rates and the Local Currency interest rates may impact the effectiveness of the Series currency hedging strategy.
While currency hedging can reduce or eliminate losses due to exchange rate changes, it can also reduce or eliminate gains, and the Series bears additional transaction costs in entering into the Currency Hedge Contract.
Deutsche Telekom AG ADRhedged(TM) | Currency Swap Risk Member
Prospectus [Line Items]
Risk [Text Block]
Currency Swap Risk. In order to hedge currency risk, the Series enters into a Currency Hedge Contract. The Currency Hedge Contract is subject to market risk, risk of default by the other party to the transaction, known as “counterparty risk,” and risk of imperfect correlation between profit or loss on the Currency Hedge Contract and the underlying currency exchange rate. The Currency Hedge Contract does not involve the delivery of the underlying currencies. Accordingly, the risk of loss with respect to the Currency Hedge Contract generally is limited to the net amount of payments that the Series is contractually obligated to make, or in the case of the other party to the Currency Hedge Contract defaulting, the net amount of payments that the Series is contractually entitled to receive. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid; however there is no guarantee that the swap market will continue to provide liquidity.
Changes in the credit quality of a company that serves as the Series counterparty with respect to the Currency Hedge Contract will affect the value of that instrument. A decline in the creditworthiness of the counterparty may impair the value of that counterparty’s Currency Hedge Contract with the Series, which could result in the loss of all value of the Currency Hedge Contract. By using a swap, the Series assumes the risk that its counterparty could experience financial hardships. In the event of the insolvency of the counterparty, the Series may sustain losses or be unable to liquidate the swap position. Counterparty risk may be somewhat mitigated by the fact that mark-to-market payments are made on a daily basis. The Series intends to have only one counterparty, which will expose the Series to greater counterparty risk and the Series may be unable to enter into the Currency Hedge Contract on favorable terms, potentially preventing the Series from achieving its investment objective. The Series is subject to liquidity risk if the Series is required to reserve its assets against its exposure under the Currency Hedge Contract.

Compared to other types of investments, derivatives, such as the Currency Hedge Contract, may be harder to value and may also be less tax efficient. The Series is subject to valuation risk as it may improperly value the Currency Hedge Contract if market quotations are unavailable. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Series taxable income or gains, and may limit or prevent the Series from using the Currency Hedge Contract as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Series to change its investment strategy.

Deutsche Telekom AG ADRhedged(TM) | Risk Of Investing In Depositary Receipts Risk Member
Prospectus [Line Items]
Risk [Text Block]
Risk of Investing in Depositary Receipts. ADRs involve risk not experienced when investing directly in the equity securities of an issuer. Changes in foreign currency exchange rates affect the value of ADRs and, therefore, may affect the value of the Series portfolio, although the Series enters into the Currency Hedge Contract to seek to minimize the impact of fluctuations in the foreign currency exchange rate. Although the ADRs in which the Series invests will be listed on U.S. over-the-counter markets, there can be no assurance that a market for these securities will be made or maintained or that any such market will be or remain liquid.

ADRs may be subject to some of the same risks as direct investment in foreign companies, which includes international trade, currency, political, regulatory and diplomatic risks. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary’s transaction fees. Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the depositary’s transaction fees are paid directly by the ADR holders. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through. There is also no guarantee that a financial institution will continue to sponsor a particular ADR. As a result, the Series may have difficulty selling securities if it needs to do so, or selling them quickly and efficiently at the prices at which they have been valued. The depositary bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest, and processing corporate actions. A Series would be expected to pay a share of the additional fees, which it would not pay if investing directly in the foreign securities. In addition, the underlying issuers of certain depositary receipts are under no obligation to distribute Shareholder communications or pass through any voting rights with respect to the deposited securities to the holders of such receipts. The Series may therefore receive less timely information or have less control than if it invested directly in the foreign issuer.
To the extent the Manager of the Series determines that material information about the Company underlying the ADRs is not available in English and generally made available to the public in a manner described above in the Principal Investment Strategies, investors in the Series may not be able to gather information on which to make investment decisions. In such circumstances, the Adviser will advise the Board of Trustees of the Series of the circumstances, and the Board may make a determination to cease operations of the Series. In such circumstances, the Series may distribute the underlying ADRs in kind to shareholders, the Fund may liquidate the positions and distribute cash to shareholders, or the Board may take such other actions as it deems most appropriate for, and in the best of, shareholders under the circumstances.
Deutsche Telekom AG ADRhedged(TM) | Tax Risk Member
Prospectus [Line Items]
Risk [Text Block]
Tax Risk. The Series intends to take the position that it will be treated as a grantor trust for U.S. federal income tax purposes. Assuming such treatment is respected, the Series will not be subject to U.S. federal income tax. Rather, a pro rata portion of the Series income, gain, losses and deductions will “flow through” to each beneficial owner of Shares (“Shareholder”). The Series has not requested and will not request an advance ruling from the U.S. Internal Revenue Service (“IRS”) as to its status as a grantor trust. If the Series fails to qualify as a grantor trust for any year (subject to any available curative measures), the Series likely will be subject to regular corporate level U.S. federal income tax in that year on all of its taxable income, regardless of whether the Series makes any distributions to its Shareholders.

Deutsche Telekom AG ADRhedged(TM) | Equity Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Equity Securities Risk. The trading price of equity securities, including the prices of Series Shares and ADRs, will fluctuate in response to a variety of factors. These factors include events impacting a single issuer, as well as political, market and economic developments that affect specific market segments and the market as a whole. The Series NAV and market price, like stock prices generally, will fluctuate within a wide range in response to these factors. As a result, an investor could lose money over short or even long periods.

Deutsche Telekom AG ADRhedged(TM) | Management Risk Member
Prospectus [Line Items]
Risk [Text Block]
Management Risk. The Series is subject to the risk that the Manager’s investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results.

Deutsche Telekom AG ADRhedged(TM) | Market Trading Risk Member
Prospectus [Line Items]
Risk [Text Block]	Market Trading Risk. The Series faces numerous market trading risks, including the potential lack of an active market for Series Shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Series. Any of these factors, among others, may lead to the Series Shares trading at a premium or discount to NAV. Thus, you may pay significantly more (or less) than NAV when you buy Shares of the Series in the secondary market, and you may receive significantly less (or more) than NAV when you sell those Shares in the secondary market. The Manager cannot predict whether Shares will trade above (premium), below (discount) or at NAV. An active market for the Series Shares may not develop and market trading may be halted if trading in one or more of the Series underlying securities is halted. The difference in bid and ask prices is often referred to as the "spread" or "bid/ask spread." The bid/ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if the Series Shares have more trading volume and market liquidity and higher if the Series Shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads. In addition, in stressed market conditions, the market for the Series Shares may become less liquid in response to deteriorating liquidity in the markets for the Series underlying portfolio holdings in the ADRs.
Deutsche Telekom AG ADRhedged(TM) | Authorized Participant Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]
Authorized Participant Concentration Risk. Only an authorized participant (“Authorized Participant”) may engage in creation or redemption transactions directly with the Series. The Series has a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Series and no other Authorized Participant is able to step forward to create or redeem Creation Units, Series Shares may trade at a discount to NAV and possibly face trading halts and/or delisting. This risk may be more pronounced in volatile markets, potentially where there are significant redemptions in exchange-traded funds generally.

Deutsche Telekom AG ADRhedged(TM) | New Series Risk Member
Prospectus [Line Items]
Risk [Text Block]
New Series Risk. As of the date of this prospectus, the Series has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Series market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

Deutsche Telekom AG ADRhedged(TM) | Investing In Germany Member
Prospectus [Line Items]
Risk [Text Block]
Investing in Germany. The risks of investing in the securities of a German company include risks of significant demographic challenges to sustained long-term growth; low fertility rates and declining net immigration putting pressure on the country’s social welfare system; and the costly and time-consuming modernization and integration of the eastern German economy. Additionally, the European sovereign-debt crisis has resulted in a weakened Euro and has put into question the future financial prospects of Germany and the surrounding region.

Deutsche Telekom AG ADRhedged(TM) | Deutsche Telekom AG Company Risk Member
Prospectus [Line Items]
Risk [Text Block]
Deutsche Telekom AG Company Risk. Because the Series only invests in ADRs of the Company and the Currency Hedge Contract, the Series may be adversely affected by the performance of the Company, subject to increased price volatility and more susceptible to adverse economic, market, political or regulatory occurrences affecting the Company. Deutsche Telekom AG may perform poorly, causing the value of its securities to decline. Poor performance may be caused by poor management decisions, competitive pressures, data security issues, economic uncertainty, changes in technology, disruptions in supply chain, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors. Issuers may, in times of distress or at their own discretion, decide to reduce or eliminate dividends, which may also cause their stock prices to decline.

Deutsche Telekom AG ADRhedged(TM) | Deutsche Telekom AG Investing Risk Member
Prospectus [Line Items]
Risk [Text Block]
Deutsche Telekom AG Investing Risk. Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole. In addition to the risks associated generally with operating companies and telecommunications companies, Deutsche Telekom AG faces risks unique to its operations including, among others, intense market competition, rapidly evolving technology causing obsolescence, regulatory pressures, cyber security threats, data privacy concerns, geopolitical instability, and potential price reductions enforced by regulators; all of which can impact profitability and customer retention.

Deutsche Telekom AG ADRhedged(TM) | Telecommunications Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]
Telecommunications Sector Risk. Companies in the telecommunications sector may be affected by industry competition, substantial capital requirements, government regulation and obsolescence of telecommunications products and services due to technological advancement.

Deutsche Telekom AG ADRhedged(TM) | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any investment, you could lose all or part of your investment in the Series, and the Series performance could trail that of other investments.
Deutsche Telekom AG ADRhedged(TM) | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Series is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Deutsche Telekom AG ADRhedged(TM) | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversification Risk. The Series is non-diversified and holds Portfolio Securities of only one particular issuer. As a result, the Series may have greater volatility than other diversified funds. Because a non-diversified fund may invest a larger percentage of its assets in securities of a single company than diversified funds, the performance of that company can have a substantial impact on Share price.

Diageo plc ADRhedged | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]
Market Risk. The prices of the securities in the Series are subject to the risk associated with investing in the stock market, including sudden and unpredictable drops in value. An investment in the Series may lose money.

Diageo plc ADRhedged | Foreign Market Risk Member
Prospectus [Line Items]
Risk [Text Block]
Foreign Market Risk. Because non-U.S. exchanges such as the London Stock Exchange may be open on days when the Series does not price its Shares, the value of the underlying securities of the ADRs in the Series portfolio may change on days when Shareholders will not be able to purchase or sell the Series Shares, regardless of whether there is an active U.S. market for Shares.

Diageo plc ADRhedged | Currency Hedging Risk Member
Prospectus [Line Items]
Risk [Text Block]
Currency Hedging Risk.  Because changes in foreign currency exchange rates affect the value of ADRs, the Series enters into the Currency Hedge Contract in order to seek to minimize the impact of fluctuations in the exchange rate between the U.S. dollar and the Local Currency.  While this approach is designed to minimize the impact of currency fluctuations on Series returns, it does not necessarily eliminate the Series exposure to the Local Currency.  Currency hedges are sometimes subject to imperfect matching between the Currency Hedge Contract and the currencies that the contract intends to hedge, and there can be no assurance that the
Currency Hedge Contract will be effective.  The return of the Currency Hedge Contract will not perfectly offset the actual fluctuations between the Local Currency and the U.S. dollar.  It is possible that a degree of currency exposure may remain even at the time the Currency Hedge Contract is implemented. The Series may not be able to structure the Currency Hedge Contract as anticipated or the Currency Hedge Contract may not successfully reduce the currency risk from the Portfolio Securities.

Increased volatility of the Portfolio Securities or the U.S. dollar relative to the Local Currency will generally reduce the effectiveness of the Series currency hedging strategy.  Significant differences between U.S. dollar interest rates and the Local Currency interest rates may impact the effectiveness of the Series currency hedging strategy.
While currency hedging can reduce or eliminate losses due to exchange rate changes, it can also reduce or eliminate gains, and the Series bears additional transaction costs in entering into the Currency Hedge Contract.
Diageo plc ADRhedged | Currency Swap Risk Member
Prospectus [Line Items]
Risk [Text Block]
Currency Swap Risk. In order to hedge currency risk, the Series enters into a Currency Hedge Contract. The Currency Hedge Contract is subject to market risk, risk of default by the other party to the transaction, known as “counterparty risk,” and risk of imperfect correlation between profit or loss on the Currency Hedge Contract and the underlying currency exchange rate. The Currency Hedge Contract does not involve the delivery of the underlying currencies. Accordingly, the risk of loss with respect to the Currency Hedge Contract generally is limited to the net amount of payments that the Series is contractually obligated to make, or in the case of the other party to the Currency Hedge Contract defaulting, the net amount of payments that the Series is contractually entitled to receive. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid; however there is no guarantee that the swap market will continue to provide liquidity.
Changes in the credit quality of a company that serves as the Series counterparty with respect to the Currency Hedge Contract will affect the value of that instrument. A decline in the creditworthiness of the counterparty may impair the value of that counterparty’s Currency Hedge Contract with the Series, which could result in the loss of all value of the Currency Hedge Contract. By using a swap, the Series assumes the risk that its counterparty could experience financial hardships. In the event of the insolvency of the counterparty, the Series may sustain losses or be unable to liquidate the swap position. Counterparty risk may be somewhat mitigated by the fact that mark-to-market payments are made on a daily basis. The Series intends to have only one counterparty, which will expose the Series to greater counterparty risk and the Series may be unable to enter into the Currency Hedge Contract on favorable terms, potentially preventing the Series from achieving its investment objective. The Series is subject to liquidity risk if the Series is required to reserve its assets against its exposure under the Currency Hedge Contract.
Compared to other types of investments, derivatives, such as the Currency Hedge Contract, may be harder to value and may also be less tax efficient. The Series is subject to valuation risk as it may improperly value the Currency Hedge Contract if market quotations are unavailable. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Series taxable income or gains, and may limit or prevent the Series from using the Currency Hedge Contract as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Series to change its investment strategy.

Diageo plc ADRhedged | Risk Of Investing In Depositary Receipts Risk Member
Prospectus [Line Items]
Risk [Text Block]
Risk of Investing in Depositary Receipts. ADRs involve risk not experienced when investing directly in the equity securities of an issuer. Changes in foreign currency exchange rates affect the value of ADRs and, therefore, may affect the value of a Series portfolio, although the Series enter into the Currency Hedge Contract to seek to minimize the impact of fluctuations in the foreign currency exchange rate. Although the ADRs in which the Series invest will be listed on major U.S. exchanges, there can be no assurance that a market for these securities will be made or maintained or that any such market will be or remain liquid. There is also no guarantee that a financial institution will continue to sponsor a particular ADR. As a result, the Series may have difficulty selling securities, or selling them quickly and efficiently at the prices at which they have been valued. The depositary bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest, and processing corporate actions. A Series would be expected to pay a share of the additional fees, which it would not pay if investing directly in the foreign securities. Moreover, the price at which the Series securities may be sold and the value of the Series Shares may be adversely affected if trading markets for ADRs are limited or absent or if bid/ask spreads are wide. In addition, the underlying issuers of certain depositary receipts are under no obligation to distribute Shareholder communications or pass through any voting rights with respect to the deposited securities to the holders of such receipts. A Series may therefore receive less timely information or have less control than if it invested directly in the foreign issuer.

Diageo plc ADRhedged | Tax Risk Member
Prospectus [Line Items]
Risk [Text Block]	Tax Risk. The Series intends to take the position that it will be treated as a grantor trust for U.S. federal income tax purposes. Assuming such treatment is respected, the Series will not be subject to U.S. federal income tax. Rather, a pro rata portion of the Series income, gain, losses and deductions will “flow through” to each beneficial owner of Shares (“Shareholder”). The Series has not requested and will not request an advance ruling from the U.S. Internal Revenue Service (“IRS”) as to its status as a grantor trust. If the Series fails to qualify as a grantor trust for any year (subject to any available curative measures), the Series likely will be subject to regular corporate level U.S. federal income tax in that year on all of its taxable income, regardless of whether the Series makes any distributions to its Shareholders.
Diageo plc ADRhedged | Equity Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Equity Securities Risk. The trading price of equity securities, including the prices of Series Shares and ADRs, will fluctuate in response to a variety of factors. These factors include events impacting a single issuer, as well as political, market and economic developments that affect specific market segments and the market as a whole. The Series NAV and market price, like stock prices generally, will fluctuate within a wide range in response to these factors. As a result, an investor could lose money over short or even long periods.

Diageo plc ADRhedged | Management Risk Member
Prospectus [Line Items]
Risk [Text Block]
Management Risk. The Series is subject to the risk that the Manager’s investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results.

Diageo plc ADRhedged | Market Trading Risk Member
Prospectus [Line Items]
Risk [Text Block]
Market Trading Risk. The Series faces numerous market trading risks, including the potential lack of an active market for Series Shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Series. Any of these factors, among others, may lead to the Series Shares trading at a premium or discount to NAV. Thus, you may pay significantly more (or less) than NAV when you buy Shares of the Series in the secondary market, and you may receive significantly less (or more) than NAV when you sell those Shares in the secondary market.  The Manager cannot predict whether Shares will trade above (premium), below (discount) or at NAV.  An active market for the Series Shares may not develop and market trading may be halted if trading in one or more of the Series underlying securities is halted. The difference in bid and ask prices is often referred to as the "spread" or "bid/ask spread." The bid/ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if the Series Shares have more trading volume and market liquidity and higher if the Series Shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads. In addition, in stressed market conditions, the market for the Series Shares may become less liquid in response to deteriorating liquidity in the markets for the Series underlying portfolio holdings in the ADRs.

Diageo plc ADRhedged | Authorized Participant Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]
Authorized Participant Concentration Risk. Only an authorized participant (“Authorized Participant”) may engage in creation or redemption transactions directly with the Series.  The Series has a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Series and no other Authorized Participant is able to step forward to create or redeem Creation Units, Series Shares may trade at a discount to NAV and possibly face trading halts and/or delisting. This risk may be more pronounced in volatile markets, potentially where there are significant redemptions in exchange-traded funds generally.

Diageo plc ADRhedged | New Series Risk Member
Prospectus [Line Items]
Risk [Text Block]
New Series Risk. As of the date of this prospectus, the Series has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Series market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

Diageo plc ADRhedged | Issuer Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]
Issuer Concentration Risk. Because the Series only invests in the ADRs of the Company and the Currency Hedge Contract, the Series may be adversely affected by the performance of the Company, subject to increased price volatility and more susceptible to adverse economic, market, political or regulatory occurrences affecting the Company, the beverages industry or England. Any issuer may perform poorly, causing the value of its securities to decline. Poor performance may be caused by poor management decisions, competitive pressures, changes in technology, disruptions in supply, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors. Issuers may, in times of distress or at their own discretion, decide to reduce or eliminate dividends, which may also cause their stock prices to decline.

Diageo plc ADRhedged | Beverages Industry Risk Member
Prospectus [Line Items]
Risk [Text Block]
Beverages Industry Risk. The Series is subject to the risks faced by companies in the beverage industry, including: changes in demand for products, demographic and product trends and general economic conditions; effects of competitive pricing, environmental factors, marketing campaigns and consumer boycotts; and adverse effects from governmental regulation and oversight. The beverage industry may also be affected by risks that affect the broader consumer staples industry.

Diageo plc ADRhedged | Risks Of Investing In The United Kingdom (“UK”) Risk Member
Prospectus [Line Items]
Risk [Text Block]
Risks of Investing in the United Kingdom (“UK”). The UK, of which England is a part, has one of the largest economies in Europe, and the United States and other European countries are substantial trading partners of the UK. As a result, the British economy may be impacted by changes to the economic condition of the United States and other European countries. The British economy, along with certain other European Union (“EU”) economies, experienced a significant economic slowdown during the recent financial crisis, and certain British financial institutions suffered significant losses, were severely under-capitalized and required government intervention to survive. The British economy relies heavily on the export of financial services to the United States and other European countries and, therefore, a prolonged slowdown in the financial services sector may have a negative impact on the British economy. Continued governmental involvement or control in certain sectors may stifle competition in certain sectors or cause adverse effects on economic growth.

Diageo plc ADRhedged | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any investment, you could lose all or part of your investment in the Series, and the Series performance could trail that of other investments.
Diageo plc ADRhedged | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Series is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Diageo plc ADRhedged | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversification Risk. The Series is non-diversified and holds Portfolio Securities of only one particular issuer.  As a result, the Series may have greater volatility than other diversified funds. Because a non-diversified fund may invest a larger percentage of its assets in securities of a single company than diversified funds, the performance of that company can have a substantial impact on Share price.

GSK plc ADRhedged | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]
Market Risk. The prices of the securities in the Series are subject to the risk associated with investing in the stock market, including sudden and unpredictable drops in value. An investment in the Series may lose money.

GSK plc ADRhedged | Foreign Market Risk Member
Prospectus [Line Items]
Risk [Text Block]
Foreign Market Risk. Because non-U.S. exchanges such as the London Stock Exchange may be open on days when the Series does not price its Shares, the value of the underlying securities of the ADRs in the Series portfolio may change on days when Shareholders will not be able to purchase or sell the Series Shares, regardless of whether there is an active U.S. market for Shares.

GSK plc ADRhedged | Currency Hedging Risk Member
Prospectus [Line Items]
Risk [Text Block]
Currency Hedging Risk.  Because changes in foreign currency exchange rates affect the value of ADRs, the Series enters into the Currency Hedge Contract in order to seek to minimize the impact of fluctuations in the exchange rate between the U.S. dollar and the Local Currency.  While this approach is designed to minimize the impact of currency fluctuations on Series returns, it does not necessarily eliminate the Series exposure to the Local Currency.  Currency hedges are sometimes subject to imperfect matching between the Currency Hedge Contract and the currencies that the contract intends to hedge, and there can be no assurance that the Currency Hedge Contract will be effective.  The return of the Currency Hedge Contract will not perfectly offset the actual fluctuations between the Local Currency and the U.S. dollar.  It is possible that a degree of currency exposure may remain even at the time the Currency Hedge Contract is implemented. The Series may not be able to structure the Currency Hedge Contract as anticipated or the Currency Hedge Contract may not successfully reduce the currency risk from the Portfolio Securities.

Increased volatility of the Portfolio Securities or the U.S. dollar relative to the Local Currency will generally reduce the effectiveness of the Series currency hedging strategy.  Significant differences between U.S. dollar interest rates and the Local Currency interest rates may impact the effectiveness of the Series currency hedging strategy.
While currency hedging can reduce or eliminate losses due to exchange rate changes, it can also reduce or eliminate gains, and the Series bears additional transaction costs in entering into the Currency Hedge Contract.
GSK plc ADRhedged | Currency Swap Risk Member
Prospectus [Line Items]
Risk [Text Block]
Currency Swap Risk. In order to hedge currency risk, the Series enters into a Currency Hedge Contract. The Currency Hedge Contract is subject to market risk, risk of default by the other party to the transaction, known as “counterparty risk,” and risk of imperfect correlation between profit or loss on the Currency Hedge Contract and the underlying currency exchange rate. The Currency Hedge Contract does not involve the delivery of the underlying currencies. Accordingly, the risk of loss with respect to the Currency Hedge Contract generally is limited to the net amount of payments that the Series is contractually obligated to make, or in the case of the other party to the Currency Hedge Contract defaulting, the net amount of payments that the Series is contractually entitled to receive. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid; however there is no guarantee that the swap market will continue to provide liquidity.

Changes in the credit quality of a company that serves as the Series counterparty with respect to the Currency Hedge Contract will affect the value of that instrument. A decline in the creditworthiness of the counterparty may impair the value of that counterparty’s Currency Hedge Contract with the Series, which could result in the loss of all value of the Currency Hedge Contract. By using a swap, the Series assumes the risk that its counterparty could experience financial hardships. In the event of the insolvency of the counterparty, the Series may sustain losses or be unable to liquidate the swap position. Counterparty risk may be somewhat mitigated by the fact that mark-to-market payments are made on a daily basis. The Series intends to have only one counterparty, which will expose the Series to greater counterparty risk and the Series may be unable to enter into the Currency Hedge Contract on favorable terms, potentially preventing the Series from achieving its investment objective. The Series is subject to liquidity risk if the Series is required to reserve its assets against its exposure under the Currency Hedge Contract.

Compared to other types of investments, derivatives, such as the Currency Hedge Contract, may be harder to value and may also be less tax efficient. The Series is subject to valuation risk as it may improperly value the Currency Hedge Contract if market quotations are unavailable. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Series taxable income or gains, and may limit or prevent the Series from using the Currency Hedge Contract as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Series to change its investment strategy.

GSK plc ADRhedged | Risk Of Investing In Depositary Receipts Risk Member
Prospectus [Line Items]
Risk [Text Block]
Risk of Investing in Depositary Receipts. ADRs involve risk not experienced when investing directly in the equity securities of an issuer. Changes in foreign currency exchange rates affect the value of ADRs and, therefore, may affect the value of a Series portfolio, although the Series enter into the Currency Hedge Contract to seek to minimize the impact of fluctuations in the foreign currency exchange rate. Although the ADRs in which the Series invest will be listed on major U.S. exchanges, there can be no assurance that a market for these securities will be made or maintained or that any such market will be or remain liquid. There is also no guarantee that a financial institution will continue to sponsor a particular ADR. As a result, the Series may have difficulty selling securities, or selling them quickly and efficiently at the prices at which they have been valued. The depositary bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest, and processing corporate actions. A Series would be expected to pay a share of the additional fees, which it would not pay if investing directly in the foreign securities. Moreover, the price at which the Series securities may be sold and the value of the Series Shares may be adversely affected if trading markets for ADRs are limited or absent or if bid/ask spreads are wide. In addition, the underlying issuers of certain depositary receipts are under no obligation to distribute Shareholder communications or pass through any voting rights with respect to the deposited securities to the holders of such receipts. A Series may therefore receive less timely information or have less control than if it invested directly in the foreign issuer.

GSK plc ADRhedged | Tax Risk Member
Prospectus [Line Items]
Risk [Text Block]	Tax Risk. The Series intends to take the position that it will be treated as a grantor trust for U.S. federal income tax purposes. Assuming such treatment is respected, the Series will not be subject to U.S. federal income tax. Rather, a pro rata portion of the Series income, gain, losses and deductions will “flow through” to each beneficial owner of Shares ("Shareholder"). The Series has not requested and will not request an advance ruling from the U.S. Internal Revenue Service (“IRS”) as to its status as a grantor trust. If the Series fails to qualify as a grantor trust for any year (subject to any available curative measures), the Series likely will be subject to regular corporate level U.S. federal income tax in that year on all of its taxable income, regardless of whether the Series makes any distributions to its Shareholders.
GSK plc ADRhedged | Equity Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Equity Securities Risk. The trading price of equity securities, including the prices of Series Shares and ADRs, will fluctuate in response to a variety of factors. These factors include events impacting a single issuer, as well as political, market and economic developments that affect specific market segments and the market as a whole. The Series NAV and market price, like stock prices generally, will fluctuate within a wide range in response to these factors. As a result, an investor could lose money over short or even long periods.

GSK plc ADRhedged | Management Risk Member
Prospectus [Line Items]
Risk [Text Block]
Management Risk. The Series is subject to the risk that the Manager’s investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results.

GSK plc ADRhedged | Market Trading Risk Member
Prospectus [Line Items]
Risk [Text Block]
Market Trading Risk. The Series faces numerous market trading risks, including the potential lack of an active market for Series Shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Series. Any of these factors, among others, may lead to the Series Shares trading at a premium or discount to NAV. Thus, you may pay significantly more (or less) than NAV when you buy Shares of the Series in the secondary market, and you may receive significantly less (or more) than NAV when you sell those Shares in the secondary market.  The Manager cannot predict whether Shares will trade above (premium), below (discount) or at NAV.  An active market for the Series Shares may not develop and market trading may be halted if trading in one or more of the Series underlying securities is halted. The difference in bid and ask prices is often referred to as the "spread" or "bid/ask spread." The bid/ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if the Series Shares have more trading volume and market liquidity and higher if the Series Shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads. In addition, in stressed market conditions, the market for the Series Shares may become less liquid in response to deteriorating liquidity in the markets for the Series underlying portfolio holdings in the ADRs.

GSK plc ADRhedged | Authorized Participant Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]
Authorized Participant Concentration Risk. Only an authorized participant (“Authorized Participant”) may engage in creation or redemption transactions directly with the Series.  The Series has a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Series and no other Authorized Participant is able to step forward to create or redeem Creation Units, Series Shares may trade at a discount to NAV and possibly face trading halts and/or delisting. This risk may be more pronounced in volatile markets, potentially where there are significant redemptions in exchange-traded funds generally.

GSK plc ADRhedged | New Series Risk Member
Prospectus [Line Items]
Risk [Text Block]
New Series Risk. As of the date of this prospectus, the Series has limited operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Series market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

GSK plc ADRhedged | Issuer Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]
Issuer Concentration Risk. Because the Series only invests in the ADRs of the Company and the Currency Hedge Contract, the Series may be adversely affected by the performance of the Company, subject to increased price volatility and more susceptible to adverse economic, market, political or regulatory occurrences affecting the Company, the pharmaceutical industry or England. Any issuer may perform poorly, causing the value of its securities to decline. Poor performance may be caused by poor management decisions, competitive pressures, changes in technology, disruptions in supply, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors. Issuers may, in times of distress or at their own discretion, decide to reduce or eliminate dividends, which may also cause their stock prices to decline.

GSK plc ADRhedged | Risks Of Investing In The United Kingdom (“UK”) Risk Member
Prospectus [Line Items]
Risk [Text Block]
Risks of Investing in the United Kingdom (“UK”). The UK, of which England is a part, has one of the largest economies in Europe, and the United States and other European countries are substantial trading partners of the UK. As a result, the British economy may be impacted by changes to the economic condition of the United States and other European countries. The British economy, along with certain other European Union (“EU”) economies, experienced a significant economic slowdown during the recent financial crisis, and certain British financial institutions suffered significant losses, were severely under-capitalized and required government intervention to survive. The British economy relies heavily on the export of financial services to the United States and other European countries and, therefore, a prolonged slowdown in the financial services sector may have a negative impact on the British economy. Continued governmental involvement or control in certain sectors may stifle competition in certain sectors or cause adverse effects on economic growth.

GSK plc ADRhedged | Pharmaceutical Industry Risk Member
Prospectus [Line Items]
Risk [Text Block]
Pharmaceutical Industry Risk.  The profitability of companies in the pharmaceutical industry is highly dependent on the development, procurement and marketing of drugs and the development, protection and exploitation of intellectual property rights and other proprietary information. These companies may be significantly affected by such events as the expiration of patents or the loss of, or the inability to enforce, intellectual property rights. Research and other costs associated with developing or procuring new drugs and the related intellectual property rights can be significant, and the results of such research and expenditures are unpredictable. Many pharmaceutical companies face intense competition from new products and less costly generic products. In addition, the process for obtaining regulatory approval from the U.S. Food and Drug Administration or other governmental regulatory authorities is long and costly and there is no assurance that the necessary approvals will be obtained or maintained by these companies.

GSK plc ADRhedged | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any investment, you could lose all or part of your investment in the Series, and the Series performance could trail that of other investments.
GSK plc ADRhedged | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Series is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
GSK plc ADRhedged | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversification Risk. The Series is non-diversified and holds Portfolio Securities of only one particular issuer.  As a result, the Series may have greater volatility than other diversified funds. Because a non-diversified fund may invest a larger percentage of its assets in securities of a single company than diversified funds, the performance of that company can have a substantial impact on Share price.

Haleon plc ADRhedged(TM) | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]
Market Risk. The prices of the securities in the Series are subject to the risk associated with investing in the stock market, including sudden and unpredictable drops in value. An investment in the Series may lose money.

Haleon plc ADRhedged(TM) | Foreign Market Risk Member
Prospectus [Line Items]
Risk [Text Block]
Foreign Market Risk. Because non-U.S. exchanges such as the London Stock Exchange may be open on days when the Series does not price its Shares, the value of the underlying securities of the ADRs in the Series portfolio may change on days when Shareholders will not be able to purchase or sell the Series Shares, regardless of whether there is an active U.S. market for Shares.

Haleon plc ADRhedged(TM) | Currency Hedging Risk Member
Prospectus [Line Items]
Risk [Text Block]
Currency Hedging Risk. Because changes in foreign currency exchange rates affect the value of ADRs, the Series enters into the Currency Hedge Contract in order to seek to minimize the impact of fluctuations in the exchange rate between the U.S. dollar and the Local Currency. While this approach is designed to minimize the impact of currency fluctuations on Series returns, it does not necessarily eliminate the Series exposure to the Local Currency. Currency hedges are sometimes subject to imperfect matching between the Currency Hedge Contract and the currencies that the contract intends to hedge, and there can be no assurance that the
Currency Hedge Contract will be effective. The return of the Currency Hedge Contract will not perfectly offset the actual fluctuations between the Local Currency and the U.S. dollar. It is possible that a degree of currency exposure may remain even at the time the Currency Hedge Contract is implemented. The Series may not be able to structure the Currency Hedge Contract as anticipated or the Currency Hedge Contract may not successfully reduce the currency risk from the Portfolio Securities.

Increased volatility of the Portfolio Securities or the U.S. dollar relative to the Local Currency will generally reduce the effectiveness of the Series currency hedging strategy. Significant differences between U.S. dollar interest rates and the Local Currency interest rates may impact the effectiveness of the Series currency hedging strategy.
While currency hedging can reduce or eliminate losses due to exchange rate changes, it can also reduce or eliminate gains, and the Series bears additional transaction costs in entering into the Currency Hedge Contract.
Haleon plc ADRhedged(TM) | Currency Swap Risk Member
Prospectus [Line Items]
Risk [Text Block]
Currency Swap Risk. In order to hedge currency risk, the Series enters into a Currency Hedge Contract. The Currency Hedge Contract is subject to market risk, risk of default by the other party to the transaction, known as “counterparty risk,” and risk of imperfect correlation between profit or loss on the Currency Hedge Contract and the underlying currency exchange rate. The Currency Hedge Contract does not involve the delivery of the underlying currencies. Accordingly, the risk of loss with respect to the Currency Hedge Contract generally is limited to the net amount of payments that the Series is contractually obligated to make, or in the case of the other party to the Currency Hedge Contract defaulting, the net amount of payments that the Series is contractually entitled to receive. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid; however there is no guarantee that the swap market will continue to provide liquidity.

Changes in the credit quality of a company that serves as the Series counterparty with respect to the Currency Hedge Contract will affect the value of that instrument. A decline in the creditworthiness of the counterparty may impair the value of that counterparty’s Currency Hedge Contract with the Series, which could result in the loss of all value of the Currency Hedge Contract. By using a swap, the Series assumes the risk that its counterparty could experience financial hardships. In the event of the insolvency of the counterparty, the Series may sustain losses or be unable to liquidate the swap position. Counterparty risk may be somewhat mitigated by the fact that mark-to-market payments are made on a daily basis. The Series intends to have only one counterparty, which will expose the Series to greater counterparty risk and the Series may be unable to enter into the Currency Hedge Contract on favorable terms, potentially preventing the Series from achieving its investment objective. The Series is subject to liquidity risk if the Series is required to reserve its assets against its exposure under the Currency Hedge Contract.

Compared to other types of investments, derivatives, such as the Currency Hedge Contract, may be harder to value and may also be less tax efficient. The Series is subject to valuation risk as it may improperly value the Currency Hedge Contract if market quotations are unavailable. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Series taxable income or gains, and may limit or prevent the Series from using the Currency Hedge Contract as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Series to change its investment strategy.

Haleon plc ADRhedged(TM) | Risk Of Investing In Depositary Receipts Risk Member
Prospectus [Line Items]
Risk [Text Block]
Risk of Investing in Depositary Receipts. ADRs involve risk not experienced when investing directly in the equity securities of an issuer. Changes in foreign currency exchange rates affect the value of ADRs and, therefore, may affect the value of the Series portfolio, although the Series enters into the Currency Hedge Contract to seek to minimize the impact of fluctuations in the foreign currency exchange rate. Although the ADRs in which the Series invests will be listed on major U.S. exchanges, there can be no assurance that a market for these securities will be made or maintained or that any such market will be or remain liquid. There is also no guarantee that a financial institution will continue to sponsor a particular ADR. As a result, the Series may have difficulty selling securities if it needs to do so, or selling them quickly and efficiently at the prices at which they have been valued. The depositary bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest, and processing corporate actions. A Series would be expected to pay a share of the additional fees, which it would not pay if investing directly in the foreign securities. In addition, the underlying issuers of certain depositary receipts are under no obligation to distribute Shareholder communications or pass through any voting rights with respect to the deposited securities to the holders of such receipts. The Series may therefore receive less timely information or have less control than if it invested directly in the foreign issuer.

Haleon plc ADRhedged(TM) | Tax Risk Member
Prospectus [Line Items]
Risk [Text Block]
Tax Risk. The Series intends to take the position that it will be treated as a grantor trust for U.S. federal income tax purposes. Assuming such treatment is respected, the Series will not be subject to U.S. federal income tax. Rather, a pro rata portion of the Series income, gain, losses and deductions will “flow through” to each beneficial owner of Shares (“Shareholder”). The Series has not requested and will not request an advance ruling from the U.S. Internal Revenue Service (“IRS”) as to its status as a grantor trust. If the Series fails to qualify as a grantor trust for any year (subject to any available curative measures), the Series likely will be subject to regular corporate level U.S. federal income tax in that year on all of its taxable income, regardless of whether the Series makes any distributions to its Shareholders.

Haleon plc ADRhedged(TM) | Equity Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Equity Securities Risk. The trading price of equity securities, including the prices of Series Shares and ADRs, will fluctuate in response to a variety of factors. These factors include events impacting a single issuer, as well as political, market and economic developments that affect specific market segments and the market as a whole. The Series NAV and market price, like stock prices generally, will fluctuate within a wide range in response to these factors. As a result, an investor could lose money over short or even long periods.

Haleon plc ADRhedged(TM) | Management Risk Member
Prospectus [Line Items]
Risk [Text Block]
Management Risk. The Series is subject to the risk that the Manager’s investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results.

Haleon plc ADRhedged(TM) | Market Trading Risk Member
Prospectus [Line Items]
Risk [Text Block]	Market Trading Risk. The Series faces numerous market trading risks, including the potential lack of an active market for Series Shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Series. Any of these factors, among others, may lead to the Series Shares trading at a premium or discount to NAV. Thus, you may pay significantly more (or less) than NAV when you buy Shares of the Series in the secondary market, and you may receive significantly less (or more) than NAV when you sell those Shares in the secondary market. The Manager cannot predict whether Shares will trade above (premium), below (discount) or at NAV. An active market for the Series Shares may not develop and market trading may be halted if trading in one or more of the Series underlying securities is halted. The difference in bid and ask prices is often referred to as the "spread" or "bid/ask spread." The bid/ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if the Series Shares have more trading volume and market liquidity and higher if the Series Shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads. In addition, in stressed market conditions, the market for the Series Shares may become less liquid in response to deteriorating liquidity in the markets for the Series underlying portfolio holdings in the ADRs.
Haleon plc ADRhedged(TM) | Authorized Participant Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]
Authorized Participant Concentration Risk. Only an authorized participant (“Authorized Participant”) may engage in creation or redemption transactions directly with the Series. The Series has a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Series and no other Authorized Participant is able to step forward to create or redeem Creation Units, Series Shares may trade at a discount to NAV and possibly face trading halts and/or delisting. This risk may be more pronounced in volatile markets, potentially where there are significant redemptions in exchange-traded funds generally.

Haleon plc ADRhedged(TM) | New Series Risk Member
Prospectus [Line Items]
Risk [Text Block]
New Series Risk. As of the date of this prospectus, the Series has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Series market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

Haleon plc ADRhedged(TM) | Issuer Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]
Issuer Concentration Risk. Because the Series only invests in ADRs of the Company and the Currency Hedge Contract, the Series may be adversely affected by the performance of the Company, subject to increased price volatility and more susceptible to adverse economic, market, political or regulatory occurrences affecting the Company. Any issuer may perform poorly, causing the value of its securities to decline. Poor performance may be caused by poor management decisions, competitive pressures, changes in technology, disruptions in supply, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors. Issuers may, in times of distress or at their own discretion, decide to reduce or eliminate dividends, which may also cause their stock prices to decline.

Haleon plc ADRhedged(TM) | Risks Of Investing In The United Kingdom (“UK”) Risk Member
Prospectus [Line Items]
Risk [Text Block]
Risks of Investing in the United Kingdom (“UK”). The UK, of which England is a part, has one of the largest economies in Europe, and the United States and other European countries are substantial trading partners of the UK. As a result, the British economy may be impacted by changes to the economic condition of the United States and other European countries. The British economy, along with certain other European Union (“EU”) economies, experienced a significant economic slowdown during the recent financial crisis, and certain British financial institutions suffered significant losses, were severely under-capitalized and required government intervention to survive. The British economy relies heavily on the export of financial services to the United States and other European countries and, therefore, a prolonged slowdown in the financial services sector may have a negative impact on the British economy. Continued governmental involvement or control in certain sectors may stifle competition in certain sectors or cause adverse effects on economic growth.

Haleon plc ADRhedged(TM) | Healthcare Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]
Healthcare Sector Risk. The profitability of companies in the healthcare sector may be affected by government regulations and government healthcare programs, increases or decreases in the cost of medical products and services, an increased emphasis on outpatient services, demand for medical products and services and product liability claims, among other factors. Many healthcare companies are heavily dependent on patent protection, and the expiration of a company’s patent may adversely affect that company’s profitability. Healthcare companies are subject to competitive forces that may result in price discounting, and may be thinly capitalized and susceptible to product obsolescence.

Haleon plc ADRhedged(TM) | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any investment, you could lose all or part of your investment in the Series, and the Series performance could trail that of other investments.
Haleon plc ADRhedged(TM) | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Series is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Haleon plc ADRhedged(TM) | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversification Risk. The Series is non-diversified and holds Portfolio Securities of only one particular issuer. As a result, the Series may have greater volatility than other diversified funds. Because a non-diversified fund may invest a larger percentage of its assets in securities of a single company than diversified funds, the performance of that company can have a substantial impact on Share price.

Heineken NV ADRhedged(TM) | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]
Market Risk. The prices of the securities in the Series are subject to the risk associated with investing in the stock market, including sudden and unpredictable drops in value. An investment in the Series may lose money.

Heineken NV ADRhedged(TM) | Investing In The European Union (“EU”) Risk Member
Prospectus [Line Items]
Risk [Text Block]
Investing in the European Union (“EU”) Risk. Efforts of member states of the EU to further unify their economic and monetary policies may increase the potential for the downward movement of one member state’s market to cause a similar effect on other member states’ markets. Separately, the EU faces issues involving its membership, structure, procedures and policies. The exit of one or more member states from the EU would place its currency and banking system in jeopardy. The exit by any other member states will likely result in increased volatility, illiquidity and potentially lower economic growth in the affected markets, which may adversely affect the Series investments.

Heineken NV ADRhedged(TM) | Foreign Market Risk Member
Prospectus [Line Items]
Risk [Text Block]
Foreign Market Risk. Because non-U.S. exchanges such as the Euronext Amsterdam Stock Exchange may be open on days when the Series does not price its Shares, the value of the underlying securities of the ADRs in the Series portfolio may change on days when Shareholders will not be able to purchase or sell the Series Shares, regardless of whether there is an active U.S. market for Shares.

Heineken NV ADRhedged(TM) | Currency Hedging Risk Member
Prospectus [Line Items]
Risk [Text Block]
Currency Hedging Risk. Because changes in foreign currency exchange rates affect the value of ADRs, the Series enters into the Currency Hedge Contract in order to seek to minimize the impact of fluctuations in the exchange rate between the U.S. dollar and the Local Currency. While this approach is designed to minimize the impact of currency fluctuations on Series returns, it does not necessarily eliminate the Series exposure to the Local Currency. Currency hedges are sometimes subject to imperfect matching between the Currency Hedge Contract and the currencies that the contract intends to hedge, and there can be no assurance that the Currency Hedge Contract will be effective. The return of the Currency Hedge Contract will not perfectly offset the actual fluctuations between the Local Currency and the U.S. dollar. It is possible that a degree of currency exposure may remain even at the time the Currency Hedge Contract is implemented. The Series may not be able to structure the Currency Hedge Contract as anticipated or the Currency Hedge Contract may not successfully reduce the currency risk from the Portfolio Securities.

Increased volatility of the Portfolio Securities or the U.S. dollar relative to the Local Currency will generally reduce the effectiveness of the Series currency hedging strategy. Significant differences between U.S. dollar interest rates and the Local Currency interest rates may impact the effectiveness of the Series currency hedging strategy.
While currency hedging can reduce or eliminate losses due to exchange rate changes, it can also reduce or eliminate gains, and the Series bears additional transaction costs in entering into the Currency Hedge Contract.
Heineken NV ADRhedged(TM) | Currency Swap Risk Member
Prospectus [Line Items]
Risk [Text Block]
Currency Swap Risk. In order to hedge currency risk, the Series enters into a Currency Hedge Contract. The Currency Hedge Contract is subject to market risk, risk of default by the other party to the transaction, known as “counterparty risk,” and risk of imperfect correlation between profit or loss on the Currency Hedge Contract and the underlying currency exchange rate. The Currency Hedge Contract does not involve the delivery of the underlying currencies. Accordingly, the risk of loss with respect to the Currency Hedge Contract generally is limited to the net amount of payments that the Series is contractually obligated to make, or in the case of the other party to the Currency Hedge Contract defaulting, the net amount of payments that the Series is contractually entitled to receive. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid; however there is no guarantee that the swap market will continue to provide liquidity.

Changes in the credit quality of a company that serves as the Series counterparty with respect to the Currency Hedge Contract will affect the value of that instrument. A decline in the creditworthiness of the counterparty may impair the value of that counterparty’s Currency Hedge Contract with the Series, which could result in the loss of all value of the Currency Hedge Contract. By using a swap, the Series assumes the risk that its counterparty could experience financial hardships. In the event of the insolvency of the counterparty, the Series may sustain losses or be unable to liquidate the swap position. Counterparty risk may be somewhat mitigated by the fact that mark-to-market payments are made on a daily basis. The Series intends to have only one counterparty, which will expose the Series to greater counterparty risk and the Series may be unable to enter into the Currency Hedge Contract on favorable terms, potentially preventing the Series from achieving its investment objective. The Series is subject to liquidity risk if the Series is required to reserve its assets against its exposure under the Currency Hedge Contract.

Compared to other types of investments, derivatives, such as the Currency Hedge Contract, may be harder to value and may also be less tax efficient. The Series is subject to valuation risk as it may improperly value the Currency Hedge Contract if market quotations are unavailable. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Series taxable income or gains, and may limit or prevent the Series from using the Currency Hedge Contract as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Series to change its investment strategy.

Heineken NV ADRhedged(TM) | Risk Of Investing In Depositary Receipts Risk Member
Prospectus [Line Items]
Risk [Text Block]
Risk of Investing in Depositary Receipts. ADRs involve risk not experienced when investing directly in the equity securities of an issuer. Changes in foreign currency exchange rates affect the value of ADRs and, therefore, may affect the value of the Series portfolio, although the Series enters into the Currency Hedge Contract to seek to minimize the impact of fluctuations in the foreign currency exchange rate. Although the ADRs in which the Series invests will be listed on U.S. over-the-counter markets, there can be no assurance that a market for these securities will be made or maintained or that any such market will be or remain liquid.

ADRs may be subject to some of the same risks as direct investment in foreign companies, which includes international trade, currency, political, regulatory and diplomatic risks. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary’s transaction fees. Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the depositary’s transaction fees are paid directly by the ADR holders. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through. There is also no guarantee that a financial institution will continue to sponsor a particular ADR. As a result, the Series may have difficulty selling securities if it needs to do so, or selling them quickly and efficiently at the prices at which they have been valued. The depositary bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest, and processing corporate actions. A Series would be expected to pay a share of the additional fees, which it would not pay if investing directly in the foreign securities. In addition, the underlying issuers of certain depositary receipts are under no obligation to distribute Shareholder communications or pass through any voting rights with respect to the deposited securities to the holders of such receipts. The Series may therefore receive less timely information or have less control than if it invested directly in the foreign issuer.

To the extent the Manager of the Series determines that material information about the Company underlying the ADRs is not available in English and generally made available to the public in a manner described above in the Principal Investment Strategies, investors in the Series may not be able to gather information on which to make investment decisions. In such circumstances, the Adviser will advise the Board of Trustees of the Series of the circumstances, and the Board may make a determination to cease operations of the Series. In such circumstances, the Series may distribute the underlying ADRs in kind to shareholders, the Fund may liquidate the positions and distribute cash to shareholders, or the Board may take such other actions as it deems most appropriate for, and in the best of, shareholders under the circumstances.
Heineken NV ADRhedged(TM) | Tax Risk Member
Prospectus [Line Items]
Risk [Text Block]
Tax Risk. The Series intends to take the position that it will be treated as a grantor trust for U.S. federal income tax purposes. Assuming such treatment is respected, the Series will not be subject to U.S. federal income tax. Rather, a pro rata portion of the Series income, gain, losses and deductions will “flow through” to each beneficial owner of Shares (“Shareholder”). The Series has not requested and will not request an advance ruling from the U.S. Internal Revenue Service (“IRS”) as to its status as a grantor trust. If the Series fails to qualify as a grantor trust for any year (subject to any available curative measures), the Series likely will be subject to regular corporate level U.S. federal income tax in that year on all of its taxable income, regardless of whether the Series makes any distributions to its Shareholders.

Heineken NV ADRhedged(TM) | Equity Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Equity Securities Risk. The trading price of equity securities, including the prices of Series Shares and ADRs, will fluctuate in response to a variety of factors. These factors include events impacting a single issuer, as well as political, market and economic developments that affect specific market segments and the market as a whole. The Series NAV and market price, like stock prices generally, will fluctuate within a wide range in response to these factors. As a result, an investor could lose money over short or even long periods.

Heineken NV ADRhedged(TM) | Management Risk Member
Prospectus [Line Items]
Risk [Text Block]
Management Risk. The Series is subject to the risk that the Manager’s investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results.

Heineken NV ADRhedged(TM) | Market Trading Risk Member
Prospectus [Line Items]
Risk [Text Block]	Market Trading Risk. The Series faces numerous market trading risks, including the potential lack of an active market for Series Shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Series. Any of these factors, among others, may lead to the Series Shares trading at a premium or discount to NAV. Thus, you may pay significantly more (or less) than NAV when you buy Shares of the Series in the secondary market, and you may receive significantly less (or more) than NAV when you sell those Shares in the secondary market. The Manager cannot predict whether Shares will trade above (premium), below (discount) or at NAV. An active market for the Series Shares may not develop and market trading may be halted if trading in one or more of the Series underlying securities is halted. The difference in bid and ask prices is often referred to as the “spread” or “bid/ask spread.” The bid/ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if the Series Shares have more trading volume and market liquidity and higher if the Series Shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads. In addition, in stressed market conditions, the market for the Series Shares may become less liquid in response to deteriorating liquidity in the markets for the Series underlying portfolio holdings in the ADRs.
Heineken NV ADRhedged(TM) | Authorized Participant Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]
Authorized Participant Concentration Risk. Only an authorized participant (“Authorized Participant”) may engage in creation or redemption transactions directly with the Series. The Series has a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Series and no other Authorized Participant is able to step forward to create or redeem Creation Units, Series Shares may trade at a discount to NAV and possibly face trading halts and/or delisting. This risk may be more pronounced in volatile markets, potentially where there are significant redemptions in exchange-traded funds generally.

Heineken NV ADRhedged(TM) | New Series Risk Member
Prospectus [Line Items]
Risk [Text Block]
New Series Risk. As of the date of this prospectus, the Series has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Series market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

Heineken NV ADRhedged(TM) | Beverages Industry Risk Member
Prospectus [Line Items]
Risk [Text Block]
Beverages Industry Risk. The Series is subject to the risks faced by companies in the beverage industry, including: changes in demand for products, demographic and product trends and general economic conditions; effects of competitive pricing, environmental factors, marketing campaigns and consumer boycotts; and adverse effects from governmental regulation and oversight. The beverage industry may also be affected by risks that affect the broader consumer staples industry.

Heineken NV ADRhedged(TM) | Risk Of Investing In The Netherlands Member
Prospectus [Line Items]
Risk [Text Block]
Risk of Investing in the Netherlands. Investments in Dutch issuers will subject the Series to legal, regulatory, political, currency, security and economic risk specific to the Netherlands and the countries that use the euro. In addition, because the economy of the Netherlands is export driven, the Netherlands relies heavily on its key trading partners.

Heineken NV ADRhedged(TM) | Heineken N.V. Company Risk Member
Prospectus [Line Items]
Risk [Text Block]
Heineken N.V. Company Risk. Because the Series only invests in ADRs of the Company and the Currency Hedge Contract, the Series may be adversely affected by the performance of the Company, subject to increased price volatility and more susceptible to adverse economic, market, political or regulatory occurrences affecting the Company, the beverages industry or Belgium. Heineken N.V. may perform poorly, causing the value of its securities to decline. Poor performance may be caused by poor management decisions, competitive pressures, consumer confidence, changes in technology, disruptions in supply, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors. Issuers may, in times of distress or at their own discretion, decide to reduce or eliminate dividends, which may also cause their stock prices to decline.

Heineken NV ADRhedged(TM) | Heineken N.V. Investing Risk Member
Prospectus [Line Items]
Risk [Text Block]	Heineken N.V. Investing Risk. Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole. In addition to the risks associated generally with operating companies and beverage industry companies, Heineken NV faces risks unique to its operations including, among others, food safety risks, economic downturns, dependence on specific markets, regulatory compliance, and regulatory changes
Heineken NV ADRhedged(TM) | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any investment, you could lose all or part of your investment in the Series, and the Series performance could trail that of other investments.
Heineken NV ADRhedged(TM) | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Series is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Heineken NV ADRhedged(TM) | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversification Risk. The Series is non-diversified and holds Portfolio Securities of only one particular issuer. As a result, the Series may have greater volatility than other diversified funds. Because a non-diversified fund may invest a larger percentage of its assets in securities of a single company than diversified funds, the performance of that company can have a substantial impact on Share price.

Hermes International SA ADRhedged(TM) | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]
Market Risk. The prices of the securities in the Series are subject to the risk associated with investing in the stock market, including sudden and unpredictable drops in value. An investment in the Series may lose money.

Hermes International SA ADRhedged(TM) | Risk Of Investing In France Member
Prospectus [Line Items]
Risk [Text Block]
Risk of Investing in France. The Series’ investment in French issuers subjects the Series to legal, regulatory, political, currency, security, and economic risks specific to France. Concerns have emerged with respect to the economic outlook for certain European Union (the “EU”) countries, including France. External demand for French exports is expected to be negatively impacted by the United Kingdom’s (the “U.K.”) decision to leave the EU. As a result, the French economy may experience adverse trends due to concerns about a prolonged economic downturn, potential weakness in exports, high rates of unemployment and rising government debt levels. The French economy is dependent on agricultural exports and, as a result, is susceptible to fluctuations in demand for agricultural products. France has experienced several terrorist attacks over the past several years, creating a climate of insecurity that has been detrimental to tourism.

Hermes International SA ADRhedged(TM) | Investing In The European Union (“EU”) Risk Member
Prospectus [Line Items]
Risk [Text Block]
Investing in the European Union (“EU”) Risk. Efforts of member states of the EU to further unify their economic and monetary policies may increase the potential for the downward movement of one member state’s market to cause a similar effect on other member states’ markets. Separately, the EU faces issues involving its membership, structure, procedures and policies. The exit of one or more member states from the EU would place its currency and banking system in jeopardy. The exit by any other member states will likely result in increased volatility, illiquidity and potentially lower economic growth in the affected markets, which may adversely affect the Series investments.

Hermes International SA ADRhedged(TM) | Foreign Market Risk Member
Prospectus [Line Items]
Risk [Text Block]
Foreign Market Risk. Because non-U.S. exchanges such as the Euronext Paris Stock Exchange may be open on days when the Series does not price its Shares, the value of the underlying securities of the ADRs in the Series portfolio may change on days when Shareholders will not be able to purchase or sell the Series Shares, regardless of whether there is an active U.S. market for Shares.

Hermes International SA ADRhedged(TM) | Currency Hedging Risk Member
Prospectus [Line Items]
Risk [Text Block]
Currency Hedging Risk. Because changes in foreign currency exchange rates affect the value of ADRs, the Series enters into the Currency Hedge Contract in order to seek to minimize the impact of fluctuations in the exchange rate between the U.S. dollar and the Local Currency. While this approach is designed to minimize the impact of currency fluctuations on Series returns, it does not necessarily eliminate the Series exposure to the Local Currency. Currency hedges are sometimes subject to imperfect matching between the Currency Hedge Contract and the currencies that the contract intends to hedge, and there can be no assurance that the Currency Hedge Contract will be effective. The return of the Currency Hedge Contract will not perfectly offset the actual fluctuations between the Local Currency and the U.S. dollar. It is possible that a degree of currency exposure may remain even at the time the Currency Hedge Contract is implemented. The Series may not be able to structure the Currency Hedge Contract as anticipated or the Currency Hedge Contract may not successfully reduce the currency risk from the Portfolio Securities.

Increased volatility of the Portfolio Securities or the U.S. dollar relative to the Local Currency will generally reduce the effectiveness of the Series currency hedging strategy. Significant differences between U.S. dollar interest rates and the Local Currency interest rates may impact the effectiveness of the Series currency hedging strategy.
While currency hedging can reduce or eliminate losses due to exchange rate changes, it can also reduce or eliminate gains, and the Series bears additional transaction costs in entering into the Currency Hedge Contract.
Hermes International SA ADRhedged(TM) | Currency Swap Risk Member
Prospectus [Line Items]
Risk [Text Block]
Currency Swap Risk. In order to hedge currency risk, the Series enters into a Currency Hedge Contract. The Currency Hedge Contract is subject to market risk, risk of default by the other party to the transaction, known as “counterparty risk,” and risk of imperfect correlation between profit or loss on the Currency Hedge Contract and the underlying currency exchange rate. The Currency Hedge Contract does not involve the delivery of the underlying currencies. Accordingly, the risk of loss with respect to the Currency Hedge Contract generally is limited to the net amount of payments that the Series is contractually obligated to make, or in the case of the other party to the Currency Hedge Contract defaulting, the net amount of payments that the Series is contractually entitled to receive. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid; however there is no guarantee that the swap market will continue to provide liquidity.
Changes in the credit quality of a company that serves as the Series counterparty with respect to the Currency Hedge Contract will affect the value of that instrument. A decline in the creditworthiness of the counterparty may impair the value of that counterparty’s Currency Hedge Contract with the Series, which could result in the loss of all value of the Currency Hedge Contract. By using a swap, the Series assumes the risk that its counterparty could experience financial hardships. In the event of the insolvency of the counterparty, the Series may sustain losses or be unable to liquidate the swap position. Counterparty risk may be somewhat mitigated by the fact that mark-to-market payments are made on a daily basis. The Series intends to have only one counterparty, which will expose the Series to greater counterparty risk and the Series may be unable to enter into the Currency Hedge Contract on favorable terms, potentially preventing the Series from achieving its investment objective. The Series is subject to liquidity risk if the Series is required to reserve its assets against its exposure under the Currency Hedge Contract.

Compared to other types of investments, derivatives, such as the Currency Hedge Contract, may be harder to value and may also be less tax efficient. The Series is subject to valuation risk as it may improperly value the Currency Hedge Contract if market quotations are unavailable. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Series taxable income or gains, and may limit or prevent the Series from using the Currency Hedge Contract as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Series to change its investment strategy.

Hermes International SA ADRhedged(TM) | Risk Of Investing In Depositary Receipts Risk Member
Prospectus [Line Items]
Risk [Text Block]
Risk of Investing in Depositary Receipts. ADRs involve risk not experienced when investing directly in the equity securities of an issuer. Changes in foreign currency exchange rates affect the value of ADRs and, therefore, may affect the value of the Series portfolio, although the Series enters into the Currency Hedge Contract to seek to minimize the impact of fluctuations in the foreign currency exchange rate. Although the ADRs in which the Series invests will be listed on U.S. over-the-counter markets, there can be no assurance that a market for these securities will be made or maintained or that any such market will be or remain liquid.

ADRs may be subject to some of the same risks as direct investment in foreign companies, which includes international trade, currency, political, regulatory and diplomatic risks. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary’s transaction fees. Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the depositary’s transaction fees are paid directly by the ADR holders. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through.
There is also no guarantee that a financial institution will continue to sponsor a particular ADR. As a result, the Series may have difficulty selling securities if it needs to do so, or selling them quickly and efficiently at the prices at which they have been valued. The depositary bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest, and processing corporate actions. A Series would be expected to pay a share of the additional fees, which it would not pay if investing directly in the foreign securities. In addition, the underlying issuers of certain depositary receipts are under no obligation to distribute Shareholder communications or pass through any voting rights with respect to the deposited securities to the holders of such receipts. The Series may therefore receive less timely information or have less control than if it invested directly in the foreign issuer.
To the extent the Manager of the Series determines that material information about the Company underlying the ADRs is not available in English and generally made available to the public in a manner described above in the Principal Investment Strategies, investors in the Series may not be able to gather information on which to make investment decisions. In such circumstances, the Adviser will advise the Board of Trustees of the Series of the circumstances, and the Board may make a determination to cease operations of the Series. In such circumstances, the Series may distribute the underlying ADRs in kind to shareholders, the Fund may liquidate the positions and distribute cash to shareholders, or the Board may take such other actions as it deems most appropriate for, and in the best of, shareholders under the circumstances.
Hermes International SA ADRhedged(TM) | Risks Of Investing In Unsponsored Depositary Receipts Risk Member
Prospectus [Line Items]
Risk [Text Block]
Risks of Investing in Unsponsored Depositary Receipts. Unsponsored ADRs carry specific risks compared to sponsored ADRs. Here are some key risks to consider:

•Lack of Control by the Foreign Company: Unsponsored ADRs are issued without the involvement or consent of the foreign company, which means the company may not provide timely or accurate financial information, potentially leading to a lack of transparency.
•Limited Information: Since the foreign issuer is not directly involved, the level of financial disclosure and corporate governance might be lower. Investors may not have access to crucial information that would be available with a sponsored ADR.
•Liquidity Issues: Unsponsored ADRs can have lower trading volumes compared to sponsored ADRs, which might lead to wider bid-ask spreads and difficulties in executing trades.
•Exchange Rate Risk: Like all foreign investments, unsponsored ADRs are subject to currency risk. Fluctuations in the exchange rate can significantly impact the value of the investment.
•Regulatory Risks: Different regulatory environments may affect the company's operations and financial health. Unsponsored ADRs may not comply with the same regulatory standards as sponsored ADRs. The regulatory requirements applicable to a foreign issuer may be different than those of the United States, and as a result, the frequency and level of detail of disclosure about the operations of such an issuer may be less than the requirements imposed on issuers whose securities are registered in the United States.
•Potential for Higher Volatility: Due to lower liquidity and less oversight, unsponsored ADRs may experience higher price volatility.

Hermes International SA ADRhedged(TM) | Risks Of Investing In Unsponsored Depositary Receipts, Lack Of Control By The Foreign Company Risk Member
Prospectus [Line Items]
Risk [Text Block]	Lack of Control by the Foreign Company: Unsponsored ADRs are issued without the involvement or consent of the foreign company, which means the company may not provide timely or accurate financial information, potentially leading to a lack of transparency.
Hermes International SA ADRhedged(TM) | Risks Of Investing In Unsponsored Depositary Receipts, Limited Information Risk Member
Prospectus [Line Items]
Risk [Text Block]	Limited Information: Since the foreign issuer is not directly involved, the level of financial disclosure and corporate governance might be lower. Investors may not have access to crucial information that would be available with a sponsored ADR.
Hermes International SA ADRhedged(TM) | Risks Of Investing In Unsponsored Depositary Receipts, Liquidity Issues Risk Member
Prospectus [Line Items]
Risk [Text Block]	Liquidity Issues: Unsponsored ADRs can have lower trading volumes compared to sponsored ADRs, which might lead to wider bid-ask spreads and difficulties in executing trades.
Hermes International SA ADRhedged(TM) | Risks Of Investing In Unsponsored Depositary Receipts, Exchange Rate Risk Member
Prospectus [Line Items]
Risk [Text Block]	Exchange Rate Risk: Like all foreign investments, unsponsored ADRs are subject to currency risk. Fluctuations in the exchange rate can significantly impact the value of the investment.
Hermes International SA ADRhedged(TM) | Risks Of Investing In Unsponsored Depositary Receipts, Regulatory Risks Member
Prospectus [Line Items]
Risk [Text Block]	Regulatory Risks: Different regulatory environments may affect the company's operations and financial health. Unsponsored ADRs may not comply with the same regulatory standards as sponsored ADRs. The regulatory requirements applicable to a foreign issuer may be different than those of the United States, and as a result, the frequency and level of detail of disclosure about the operations of such an issuer may be less than the requirements imposed on issuers whose securities are registered in the United States.
Hermes International SA ADRhedged(TM) | Risks Of Investing In Unsponsored Depositary Receipts, Potential For Higher Volatility Risk Member
Prospectus [Line Items]
Risk [Text Block]	Potential for Higher Volatility: Due to lower liquidity and less oversight, unsponsored ADRs may experience higher price volatility.
Hermes International SA ADRhedged(TM) | Tax Risk Member
Prospectus [Line Items]
Risk [Text Block]
Tax Risk. The Series intends to take the position that it will be treated as a grantor trust for U.S. federal income tax purposes. Assuming such treatment is respected, the Series will not be subject to U.S. federal income tax. Rather, a pro rata portion of the Series income, gain, losses and deductions will “flow through” to each beneficial owner of Shares (“Shareholder”). The Series has not requested and will not request an advance ruling from the U.S. Internal Revenue Service (“IRS”) as to its status as a grantor trust. If the Series fails to qualify as a grantor trust for any year (subject to any available curative measures), the Series likely will be subject to regular corporate level U.S. federal income tax in that year on all of its taxable income, regardless of whether the Series makes any distributions to its Shareholders.

Hermes International SA ADRhedged(TM) | Equity Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Equity Securities Risk. The trading price of equity securities, including the prices of Series Shares and ADRs, will fluctuate in response to a variety of factors. These factors include events impacting a single issuer, as well as political, market and economic developments that affect specific market segments and the market as a whole. The Series NAV and market price, like stock prices generally, will fluctuate within a wide range in response to these factors. As a result, an investor could lose money over short or even long periods.

Hermes International SA ADRhedged(TM) | Management Risk Member
Prospectus [Line Items]
Risk [Text Block]
Management Risk. The Series is subject to the risk that the Manager’s investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results.

Hermes International SA ADRhedged(TM) | Market Trading Risk Member
Prospectus [Line Items]
Risk [Text Block]
Market Trading Risk. The Series faces numerous market trading risks, including the potential lack of an active market for Series Shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Series. Any of these factors, among others, may lead to the Series Shares trading at a premium or discount to NAV. Thus, you may pay significantly more (or less) than NAV when you buy Shares of the Series in the secondary market, and you may receive significantly less (or more) than NAV when you sell those Shares in the secondary market. The Manager cannot predict whether
Shares will trade above (premium), below (discount) or at NAV. An active market for the Series Shares may not develop and market trading may be halted if trading in one or more of the Series underlying securities is halted. The difference in bid and ask prices is often referred to as the "spread" or "bid/ask spread." The bid/ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if the Series Shares have more trading volume and market liquidity and higher if the Series Shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads. In addition, in stressed market conditions, the market for the Series Shares may become less liquid in response to deteriorating liquidity in the markets for the Series underlying portfolio holdings in the ADRs.
Hermes International SA ADRhedged(TM) | Authorized Participant Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]
Authorized Participant Concentration Risk. Only an authorized participant (“Authorized Participant”) may engage in creation or redemption transactions directly with the Series. The Series has a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Series and no other Authorized Participant is able to step forward to create or redeem Creation Units, Series Shares may trade at a discount to NAV and possibly face trading halts and/or delisting. This risk may be more pronounced in volatile markets, potentially where there are significant redemptions in exchange-traded funds generally.

Hermes International SA ADRhedged(TM) | New Series Risk Member
Prospectus [Line Items]
Risk [Text Block]
New Series Risk. As of the date of this prospectus, the Series has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Series market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

Hermes International SA ADRhedged(TM) | Hermes International SA Company Risk Member
Prospectus [Line Items]
Risk [Text Block]
Hermes International SA Company Risk. Because the Series only invests in ADRs of the Company and the Currency Hedge Contract, the Series may be adversely affected by the performance of the Company, subject to increased price volatility and more susceptible to adverse economic, market, political or regulatory occurrences affecting the Company. Hermes International SA may perform poorly, causing the value of its securities to decline. Poor performance may be caused by poor management decisions, competitive pressures, consumer sentiment, changes in technology, disruptions in supply chain, availability of materials, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors. Issuers may, in times of distress or at their own discretion, decide to reduce or eliminate dividends, which may also cause their stock prices to decline.

Hermes International SA ADRhedged(TM) | Hermes Investing Risk Member
Prospectus [Line Items]
Risk [Text Block]	Hermes Investing Risk. Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole. In addition to the risks associated generally with operating companies and consumer discretionary industry companies, Hermes faces risks unique to its operations including, among others, overexposure and brand dilution due to excessive accessibility, damage to exclusivity through improper distribution, fluctuations in consumer demand based on economic cycles, dependence on a limited range of iconic products, counterfeiting issues, supply chain disruptions impacting access to high-quality materials, and potential negative impacts on brand image from ethical concerns regarding labor practices in the supply chain; all while maintaining the delicate balance of exclusivity and meeting consumer expectations for high quality and craftsmanship.
Hermes International SA ADRhedged(TM) | Consumer Discretionary Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]	Consumer Discretionary Sector Risk. Because companies in the consumer discretionary sector manufacture products and provide discretionary services directly to the consumer, the success of these companies is tied closely to the performance of the overall domestic and international economy, including the functioning of the global supply chain, interest rates, competition and consumer confidence. Success depends heavily on disposable household income and consumer spending, and may be strongly affected by social trends and marketing campaigns. Also, companies in the consumer discretionary sector may be subject to severe competition, which may have an adverse impact on a company’s profitability. Changes in demographics and consumer tastes also can affect the demand for, and success of, consumer discretionary products in the marketplace.
Hermes International SA ADRhedged(TM) | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any investment, you could lose all or part of your investment in the Series, and the Series performance could trail that of other investments.
Hermes International SA ADRhedged(TM) | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Series is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Hermes International SA ADRhedged(TM) | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversification Risk. The Series is non-diversified and holds Portfolio Securities of only one particular issuer. As a result, the Series may have greater volatility than other diversified funds. Because a non-diversified fund may invest a larger percentage of its assets in securities of a single company than diversified funds, the performance of that company can have a substantial impact on Share price.

Hitachi Ltd. ADRhedged(TM) | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]
Market Risk. The prices of the securities in the Series are subject to the risk associated with investing in the stock market, including sudden and unpredictable drops in value. An investment in the Series may lose money.

Hitachi Ltd. ADRhedged(TM) | Foreign Market Risk Member
Prospectus [Line Items]
Risk [Text Block]
Foreign Market Risk. Because non-U.S. exchanges such as the Tokyo Stock Exchange may be open on days when the Series does not price its Shares, the value of the underlying securities of the ADRs in the Series portfolio may change on days when Shareholders will not be able to purchase or sell the Series Shares, regardless of whether there is an active U.S. market for Shares.

Hitachi Ltd. ADRhedged(TM) | Currency Hedging Risk Member
Prospectus [Line Items]
Risk [Text Block]
Currency Hedging Risk. Because changes in foreign currency exchange rates affect the value of ADRs, the Series enters into the Currency Hedge Contract in order to seek to minimize the impact of fluctuations in the exchange rate between the U.S. dollar and the Local Currency. While this approach is designed to minimize the impact of currency fluctuations on Series returns, it does not necessarily eliminate the Series exposure to the Local Currency. Currency hedges are sometimes subject to imperfect matching between the Currency Hedge Contract and the currencies that the contract intends to hedge, and there can be no assurance that the Currency Hedge Contract will be effective. The return of the Currency Hedge Contract will not perfectly offset the actual fluctuations between the Local Currency and the U.S. dollar. It is possible that a degree of currency exposure may remain even at the time the Currency Hedge Contract is implemented. The Series may not be able to structure the Currency Hedge Contract as anticipated or the Currency Hedge Contract may not successfully reduce the currency risk from the Portfolio Securities.

Increased volatility of the Portfolio Securities or the U.S. dollar relative to the Local Currency will generally reduce the effectiveness of the Series currency hedging strategy. Significant differences between U.S. dollar interest rates and the Local Currency interest rates may impact the effectiveness of the Series currency hedging strategy.
While currency hedging can reduce or eliminate losses due to exchange rate changes, it can also reduce or eliminate gains, and the Series bears additional transaction costs in entering into the Currency Hedge Contract.
Hitachi Ltd. ADRhedged(TM) | Currency Swap Risk Member
Prospectus [Line Items]
Risk [Text Block]
Currency Swap Risk. In order to hedge currency risk, the Series enters into a Currency Hedge Contract. The Currency Hedge Contract is subject to market risk, risk of default by the other party to the transaction, known as “counterparty risk,” and risk of imperfect correlation between profit or loss on the Currency Hedge Contract and the underlying currency exchange rate. The Currency Hedge Contract does not involve the delivery of the underlying currencies. Accordingly, the risk of loss with respect to the Currency Hedge Contract generally is limited to the net amount of payments that the Series is contractually obligated to make, or in the case of the other party to the Currency Hedge Contract defaulting, the net amount of payments that the Series is contractually entitled to receive. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid; however there is no guarantee that the swap market will continue to provide liquidity.

Changes in the credit quality of a company that serves as the Series counterparty with respect to the Currency Hedge Contract will affect the value of that instrument. A decline in the creditworthiness of the counterparty may impair the value of that counterparty’s Currency Hedge Contract with the Series, which could result in the loss of all value of the Currency Hedge Contract. By using a swap, the Series assumes the risk that its counterparty could experience financial hardships. In the event of the insolvency of the counterparty, the Series may sustain losses or be unable to liquidate the swap position. Counterparty risk may be somewhat mitigated by the fact that mark-to-market payments are made on a daily basis. The Series intends to have only one counterparty, which will expose the Series to greater counterparty risk and the Series may be unable to enter into the Currency Hedge Contract on favorable terms, potentially preventing the Series from achieving its investment objective. The Series is subject to liquidity risk if the Series is required to reserve its assets against its exposure under the Currency Hedge Contract.
Compared to other types of investments, derivatives, such as the Currency Hedge Contract, may be harder to value and may also be less tax efficient. The Series is subject to valuation risk as it may improperly value the Currency Hedge Contract if market quotations are unavailable. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Series taxable income or gains, and may limit or prevent the Series from using the Currency Hedge Contract as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Series to change its investment strategy.

Hitachi Ltd. ADRhedged(TM) | Risk Of Investing In Depositary Receipts Risk Member
Prospectus [Line Items]
Risk [Text Block]
Risk of Investing in Depositary Receipts. ADRs involve risk not experienced when investing directly in the equity securities of an issuer. Changes in foreign currency exchange rates affect the value of ADRs and, therefore, may affect the value of the Series portfolio, although the Series enters into the Currency Hedge Contract to seek to minimize the impact of fluctuations in the foreign currency exchange rate. Although the ADRs in which the Series invests will be listed on U.S. over-the-counter markets, there can be no assurance that a market for these securities will be made or maintained or that any such market will be or remain liquid.

ADRs may be subject to some of the same risks as direct investment in foreign companies, which includes international trade, currency, political, regulatory and diplomatic risks. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary’s transaction fees. Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the depositary’s transaction fees are paid directly by the ADR holders. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through. There is also no guarantee that a financial institution will continue to sponsor a particular ADR. As a result, the Series may have difficulty selling securities if it needs to do so, or selling them quickly and efficiently at the prices at which they have been valued. The depositary bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest, and processing corporate actions. A Series would be expected to pay a share of the additional fees, which it would not pay if investing directly in the foreign securities. In addition, the underlying issuers of certain depositary receipts are under no obligation to distribute Shareholder communications or pass through any voting rights with respect to the deposited securities to the holders of such receipts. The Series may therefore receive less timely information or have less control than if it invested directly in the foreign issuer.

To the extent the Manager of the Series determines that material information about the Company underlying the ADRs is not available in English and generally made available to the public in a manner described above in the Principal Investment Strategies, investors in the Series may not be able to gather information on which to make investment decisions. In such circumstances, the Adviser will advise the Board of Trustees of the Series of the circumstances, and the Board may make a determination to cease operations of the
Series. In such circumstances, the Series may distribute the underlying ADRs in kind to shareholders, the Fund may liquidate the positions and distribute cash to shareholders, or the Board may take such other actions as it deems most appropriate for, and in the best of, shareholders under the circumstances.
Hitachi Ltd. ADRhedged(TM) | Tax Risk Member
Prospectus [Line Items]
Risk [Text Block]
Tax Risk. The Series intends to take the position that it will be treated as a grantor trust for U.S. federal income tax purposes. Assuming such treatment is respected, the Series will not be subject to U.S. federal income tax. Rather, a pro rata portion of the Series income, gain, losses and deductions will “flow through” to each beneficial owner of Shares (“Shareholder”). The Series has not requested and will not request an advance ruling from the U.S. Internal Revenue Service (“IRS”) as to its status as a grantor trust. If the Series fails to qualify as a grantor trust for any year (subject to any available curative measures), the Series likely will be subject to regular corporate level U.S. federal income tax in that year on all of its taxable income, regardless of whether the Series makes any distributions to its Shareholders.

Hitachi Ltd. ADRhedged(TM) | Equity Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Equity Securities Risk. The trading price of equity securities, including the prices of Series Shares and ADRs, will fluctuate in response to a variety of factors. These factors include events impacting a single issuer, as well as political, market and economic developments that affect specific market segments and the market as a whole. The Series NAV and market price, like stock prices generally, will fluctuate within a wide range in response to these factors. As a result, an investor could lose money over short or even long periods.

Hitachi Ltd. ADRhedged(TM) | Management Risk Member
Prospectus [Line Items]
Risk [Text Block]
Management Risk. The Series is subject to the risk that the Manager’s investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results.

Hitachi Ltd. ADRhedged(TM) | Market Trading Risk Member
Prospectus [Line Items]
Risk [Text Block]	Market Trading Risk. The Series faces numerous market trading risks, including the potential lack of an active market for Series Shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Series. Any of these factors, among others, may lead to the Series Shares trading at a premium or discount to NAV. Thus, you may pay significantly more (or less) than NAV when you buy Shares of the Series in the secondary market, and you may receive significantly less (or more) than NAV when you sell those Shares in the secondary market. The Manager cannot predict whether Shares will trade above (premium), below (discount) or at NAV. An active market for the Series Shares may not develop and market trading may be halted if trading in one or more of the Series underlying securities is halted. The difference in bid and ask prices is often referred to as the "spread" or "bid/ask spread." The bid/ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if the Series Shares have more trading volume and market liquidity and higher if the Series Shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads. In addition, in stressed market conditions, the market for the Series Shares may become less liquid in response to deteriorating liquidity in the markets for the Series underlying portfolio holdings in the ADRs.
Hitachi Ltd. ADRhedged(TM) | Authorized Participant Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]
Authorized Participant Concentration Risk. Only an authorized participant (“Authorized Participant”) may engage in creation or redemption transactions directly with the Series. The Series has a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Series and no other Authorized Participant is able to step forward to create or redeem Creation Units, Series Shares may trade at a discount to NAV and possibly face trading halts and/or delisting. This risk may be more pronounced in volatile markets, potentially where there are significant redemptions in exchange-traded funds generally.

Hitachi Ltd. ADRhedged(TM) | New Series Risk Member
Prospectus [Line Items]
Risk [Text Block]
New Series Risk. As of the date of this prospectus, the Series has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Series market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

Hitachi Ltd. ADRhedged(TM) | Risks Of Investing In Japan Member
Prospectus [Line Items]
Risk [Text Block]
Risks of Investing in Japan. The risks of investing in the securities of a Japanese company include risks of natural disasters, lack of natural resources, reliance on trading partners (including the United States and Asian and European economies), national security, unpredictable political climate, large government debt, currency fluctuation and an aging labor force. The realization of such risks could have a negative impact on the value of securities of Japanese companies.

Hitachi Ltd. ADRhedged(TM) | Hitachi Ltd. Company Risk Member
Prospectus [Line Items]
Risk [Text Block]
Hitachi Ltd. Company Risk. Because the Series only invests in ADRs of the Company and the Currency Hedge Contract, the Series may be adversely affected by the performance of the Company, subject to increased price volatility and more susceptible to adverse economic, market, political or regulatory occurrences affecting the Company. Hitachi Ltd may perform poorly, causing the value of its securities to decline. Poor performance may be caused by poor management decisions, competitive pressures, environmental issues, compliance risks, changes in technology, disruptions in supply, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors. Issuers may, in times of distress or at their own discretion, decide to reduce or eliminate dividends, which may also cause their stock prices to decline.

Hitachi Ltd. ADRhedged(TM) | Hitachi Ltd. Investing Risk Member
Prospectus [Line Items]
Risk [Text Block]
Hitachi Ltd. Investing Risk. Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole. In addition to the risks associated generally with operating companies and technology industry companies, Hitachi Ltd. faces risks unique to its operations including, among others, intense global competition in the technology sector, rapid technological change, supply chain disruptions due to geopolitical factors, fluctuating currency exchange rates, environmental regulations, potential reputational damage from product recalls, and maintaining a skilled workforce in a competitive market.

Hitachi Ltd. ADRhedged(TM) | Technology Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]
Technology Companies Risk. Technology companies and companies that rely heavily on technological advances may have limited product lines, markets, financial resources, supply chains and personnel. These companies typically face intense competition, potentially rapid product obsolescence and changes in product cycles and customer preferences. They may face unexpected risks and costs associated with technological developments, such as artificial intelligence and machine learning. Technology companies also depend heavily on intellectual property rights and may be adversely affected by the loss or impairment of those rights. Technology companies may face increased government scrutiny and may be subject to adverse government or legal action.

Hitachi Ltd. ADRhedged(TM) | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any investment, you could lose all or part of your investment in the Series, and the Series performance could trail that of other investments.
Hitachi Ltd. ADRhedged(TM) | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Series is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Hitachi Ltd. ADRhedged(TM) | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversification Risk. The Series is non-diversified and holds Portfolio Securities of only one particular issuer. As a result, the Series may have greater volatility than other diversified funds. Because a non-diversified fund may invest a larger percentage of its assets in securities of a single company than diversified funds, the performance of that company can have a substantial impact on Share price.

Honda Motor Co. LTd. ADRhedged(TM) | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]
Market Risk. The prices of the securities in the Series are subject to the risk associated with investing in the stock market, including sudden and unpredictable drops in value. An investment in the Series may lose money.

Honda Motor Co. LTd. ADRhedged(TM) | Foreign Market Risk Member
Prospectus [Line Items]
Risk [Text Block]
Foreign Market Risk. Because non-U.S. exchanges such as the Tokyo Stock Exchange may be open on days when the Series does not price its Shares, the value of the underlying securities of the ADRs in the Series portfolio may change on days when Shareholders will not be able to purchase or sell the Series Shares, regardless of whether there is an active U.S. market for Shares.

Honda Motor Co. LTd. ADRhedged(TM) | Currency Hedging Risk Member
Prospectus [Line Items]
Risk [Text Block]
Currency Hedging Risk. Because changes in foreign currency exchange rates affect the value of ADRs, the Series enters into the Currency Hedge Contract in order to seek to minimize the impact of fluctuations in the exchange rate between the U.S. dollar and the Local Currency. While this approach is designed to minimize the impact of currency fluctuations on Series returns, it does not necessarily eliminate the Series exposure to the Local Currency. Currency hedges are sometimes subject to imperfect matching between the Currency Hedge Contract and the currencies that the contract intends to hedge, and there can be no assurance that the Currency Hedge Contract will be effective. The return of the Currency Hedge Contract will not perfectly offset the actual fluctuations between the Local Currency and the U.S. dollar. It is possible that a degree of currency exposure may remain even at the time the Currency Hedge Contract is implemented. The Series may not be able to structure the Currency Hedge Contract as anticipated or the Currency Hedge Contract may not successfully reduce the currency risk from the Portfolio Securities.

Increased volatility of the Portfolio Securities or the U.S. dollar relative to the Local Currency will generally reduce the effectiveness of the Series currency hedging strategy. Significant differences between U.S. dollar interest rates and the Local Currency interest rates may impact the effectiveness of the Series currency hedging strategy.
While currency hedging can reduce or eliminate losses due to exchange rate changes, it can also reduce or eliminate gains, and the Series bears additional transaction costs in entering into the Currency Hedge Contract.
Honda Motor Co. LTd. ADRhedged(TM) | Currency Swap Risk Member
Prospectus [Line Items]
Risk [Text Block]
Currency Swap Risk. In order to hedge currency risk, the Series enters into a Currency Hedge Contract. The Currency Hedge Contract is subject to market risk, risk of default by the other party to the transaction, known as “counterparty risk,” and risk of imperfect correlation between profit or loss on the Currency Hedge Contract and the underlying currency exchange rate. The Currency Hedge Contract does not involve the delivery of the underlying currencies. Accordingly, the risk of loss with respect to the Currency Hedge Contract generally is limited to the net amount of payments that the Series is contractually obligated to make, or in the case of the other party to the Currency Hedge Contract defaulting, the net amount of payments that the Series is contractually entitled to receive. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid; however there is no guarantee that the swap market will continue to provide liquidity.

Changes in the credit quality of a company that serves as the Series counterparty with respect to the Currency Hedge Contract will affect the value of that instrument. A decline in the creditworthiness of the counterparty may impair the value of that counterparty’s Currency Hedge Contract with the Series, which could result in the loss of all value of the Currency Hedge Contract. By using a swap, the Series assumes the risk that its counterparty could experience financial hardships. In the event of the insolvency of the counterparty, the Series may sustain losses or be unable to liquidate the swap position. Counterparty risk may be somewhat mitigated by the fact that mark-to-market payments are made on a daily basis. The Series intends to have only one counterparty, which will expose the Series to greater counterparty risk and the Series may be unable to enter into the Currency Hedge Contract on favorable terms, potentially preventing the Series from achieving its investment objective. The Series is subject to liquidity risk if the Series is required to reserve its assets against its exposure under the Currency Hedge Contract.

Compared to other types of investments, derivatives, such as the Currency Hedge Contract, may be harder to value and may also be less tax efficient. The Series is subject to valuation risk as it may improperly value the Currency Hedge Contract if market quotations are unavailable. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Series taxable income or gains, and may limit or prevent the Series from using the Currency Hedge Contract as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Series to change its investment strategy.

Honda Motor Co. LTd. ADRhedged(TM) | Risk Of Investing In Depositary Receipts Risk Member
Prospectus [Line Items]
Risk [Text Block]
Risk of Investing in Depositary Receipts. ADRs involve risk not experienced when investing directly in the equity securities of an issuer. Changes in foreign currency exchange rates affect the value of ADRs and, therefore, may affect the value of the Series portfolio, although the Series enters into the Currency Hedge Contract to seek to minimize the impact of fluctuations in the foreign currency exchange rate. Although the ADRs in which the Series invests will be listed on major U.S. exchanges, there can be no assurance that a market for these securities will be made or maintained or that any such market will be or remain liquid. There is also no guarantee that a financial institution will continue to sponsor a particular ADR. As a result, the Series may have difficulty selling securities if it needs to do so, or selling them quickly and efficiently at the prices at which they have been valued. The depositary bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest, and processing corporate actions. A Series would be expected to pay a share of the additional fees, which it would not pay if investing directly in the foreign securities. In addition, the underlying issuers of certain depositary receipts are under no obligation to distribute Shareholder communications or pass through any voting rights with respect to the deposited securities to the holders of such receipts. The Series may therefore receive less timely information or have less control than if it invested directly in the foreign issuer.

Honda Motor Co. LTd. ADRhedged(TM) | Tax Risk Member
Prospectus [Line Items]
Risk [Text Block]
Tax Risk. The Series intends to take the position that it will be treated as a grantor trust for U.S. federal income tax purposes. Assuming such treatment is respected, the Series will not be subject to U.S. federal income tax. Rather, a pro rata portion of the Series income, gain, losses and deductions will “flow through” to each beneficial owner of Shares (“Shareholder”). The Series has not requested and will not request an advance ruling from the U.S. Internal Revenue Service (“IRS”) as to its status as a grantor trust. If the Series fails to qualify as a grantor trust for any year (subject to any available curative measures), the Series likely will be subject to regular corporate level U.S. federal income tax in that year on all of its taxable income, regardless of whether the Series makes any distributions to its Shareholders.

Honda Motor Co. LTd. ADRhedged(TM) | Equity Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Equity Securities Risk. The trading price of equity securities, including the prices of Series Shares and ADRs, will fluctuate in response to a variety of factors. These factors include events impacting a single issuer, as well as political, market and economic developments that affect specific market segments and the market as a whole. The Series NAV and market price, like stock prices generally, will fluctuate within a wide range in response to these factors. As a result, an investor could lose money over short or even long periods.

Honda Motor Co. LTd. ADRhedged(TM) | Management Risk Member
Prospectus [Line Items]
Risk [Text Block]
Management Risk. The Series is subject to the risk that the Manager’s investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results.

Honda Motor Co. LTd. ADRhedged(TM) | Market Trading Risk Member
Prospectus [Line Items]
Risk [Text Block]	Market Trading Risk. The Series faces numerous market trading risks, including the potential lack of an active market for Series Shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Series. Any of these factors, among others, may lead to the Series Shares trading at a premium or discount to NAV. Thus, you may pay significantly more (or less) than NAV when you buy Shares of the Series in the secondary market, and you may receive significantly less (or more) than NAV when you sell those Shares in the secondary market. The Manager cannot predict whether Shares will trade above (premium), below (discount) or at NAV. An active market for the Series Shares may not develop and market trading may be halted if trading in one or more of the Series underlying securities is halted. The difference in bid and ask prices is often referred to as the "spread" or "bid/ask spread." The bid/ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if the Series Shares have more trading volume and market liquidity and higher if the Series Shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads. In addition, in stressed market conditions, the market for the Series Shares may become less liquid in response to deteriorating liquidity in the markets for the Series underlying portfolio holdings in the ADRs.
Honda Motor Co. LTd. ADRhedged(TM) | Authorized Participant Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]
Authorized Participant Concentration Risk. Only an authorized participant (“Authorized Participant”) may engage in creation or redemption transactions directly with the Series. The Series has a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Series and no other Authorized Participant is able to step forward to create or redeem Creation Units, Series Shares may trade at a discount to NAV and possibly face trading halts and/or delisting. This risk may be more pronounced in volatile markets, potentially where there are significant redemptions in exchange-traded funds generally.

Honda Motor Co. LTd. ADRhedged(TM) | New Series Risk Member
Prospectus [Line Items]
Risk [Text Block]
New Series Risk. As of the date of this prospectus, the Series has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Series market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

Honda Motor Co. LTd. ADRhedged(TM) | Issuer Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]
Issuer Concentration Risk. Because the Series only invests in ADRs of the Company and the Currency Hedge Contract, the Series may be adversely affected by the performance of the Company, subject to increased price volatility and more susceptible to adverse economic, market, political or regulatory occurrences affecting the Company. Any issuer may perform poorly, causing the value of its securities to decline. Poor performance may be caused by poor management decisions, competitive pressures, changes in technology, disruptions in supply, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors. Issuers may, in times of distress or at their own discretion, decide to reduce or eliminate dividends, which may also cause their stock prices to decline.

Honda Motor Co. LTd. ADRhedged(TM) | Automotive Industry Risk Member
Prospectus [Line Items]
Risk [Text Block]	Automotive Industry Risk. The automotive industry can be highly cyclical, and companies in the industry may suffer periodic operating losses. The industry can be significantly affected by labor relations and fluctuating component prices.
Honda Motor Co. LTd. ADRhedged(TM) | Risks Of Investing In Japan Member
Prospectus [Line Items]
Risk [Text Block]
Risks of Investing in Japan. The risks of investing in the securities of a Japanese company include risks of natural disasters, lack of natural resources, reliance on trading partners (including the United States and Asian and European economies), national security, unpredictable political climate, large government debt, currency fluctuation and an aging labor force. The realization of such risks could have a negative impact on the value of securities of Japanese companies.

Honda Motor Co. LTd. ADRhedged(TM) | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any investment, you could lose all or part of your investment in the Series, and the Series performance could trail that of other investments.
Honda Motor Co. LTd. ADRhedged(TM) | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Series is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Honda Motor Co. LTd. ADRhedged(TM) | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversification Risk. The Series is non-diversified and holds Portfolio Securities of only one particular issuer. As a result, the Series may have greater volatility than other diversified funds. Because a non-diversified fund may invest a larger percentage of its assets in securities of a single company than diversified funds, the performance of that company can have a substantial impact on Share price.

HSBC Holdings plc ADRhedged | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]
Market Risk. The prices of the securities in the Series are subject to the risk associated with investing in the stock market, including sudden and unpredictable drops in value. An investment in the Series may lose money.

HSBC Holdings plc ADRhedged | Foreign Market Risk Member
Prospectus [Line Items]
Risk [Text Block]
Foreign Market Risk. Because non-U.S. exchanges such as the London Stock Exchange may be open on days when the Series does not price its Shares, the value of the underlying securities of the ADRs in the Series portfolio may change on days when Shareholders will not be able to purchase or sell the Series Shares, regardless of whether there is an active U.S. market for Shares.

HSBC Holdings plc ADRhedged | Currency Hedging Risk Member
Prospectus [Line Items]
Risk [Text Block]
Currency Hedging Risk.  Because changes in foreign currency exchange rates affect the value of ADRs, the Series enters into the Currency Hedge Contract in order to seek to minimize the impact of fluctuations in the exchange rate between the U.S. dollar and the Local Currency.  While this approach is designed to minimize the impact of currency fluctuations on Series returns, it does not necessarily eliminate the Series exposure to the Local Currency.  Currency hedges are sometimes subject to imperfect matching between the Currency Hedge Contract and the currencies that the contract intends to hedge, and there can be no assurance that the
Currency Hedge Contract will be effective.  The return of the Currency Hedge Contract will not perfectly offset the actual fluctuations between the Local Currency and the U.S. dollar.  It is possible that a degree of currency exposure may remain even at the time the Currency Hedge Contract is implemented. The Series may not be able to structure the Currency Hedge Contract as anticipated or the Currency Hedge Contract may not successfully reduce the currency risk from the Portfolio Securities.

Increased volatility of the Portfolio Securities or the U.S. dollar relative to the Local Currency will generally reduce the effectiveness of the Series currency hedging strategy.  Significant differences between U.S. dollar interest rates and the Local Currency interest rates may impact the effectiveness of the Series currency hedging strategy.
While currency hedging can reduce or eliminate losses due to exchange rate changes, it can also reduce or eliminate gains, and the Series bears additional transaction costs in entering into the Currency Hedge Contract.
HSBC Holdings plc ADRhedged | Currency Swap Risk Member
Prospectus [Line Items]
Risk [Text Block]
Currency Swap Risk. In order to hedge currency risk, the Series enters into a Currency Hedge Contract. The Currency Hedge Contract is subject to market risk, risk of default by the other party to the transaction, known as “counterparty risk,” and risk of imperfect correlation between profit or loss on the Currency Hedge Contract and the underlying currency exchange rate. The Currency Hedge Contract does not involve the delivery of the underlying currencies. Accordingly, the risk of loss with respect to the Currency Hedge Contract generally is limited to the net amount of payments that the Series is contractually obligated to make, or in the case of the other party to the Currency Hedge Contract defaulting, the net amount of payments that the Series is contractually entitled to receive. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid; however there is no guarantee that the swap market will continue to provide liquidity.

Changes in the credit quality of a company that serves as the Series counterparty with respect to the Currency Hedge Contract will affect the value of that instrument. A decline in the creditworthiness of the counterparty may impair the value of that counterparty’s Currency Hedge Contract with the Series, which could result in the loss of all value of the Currency Hedge Contract. By using a swap, the Series assumes the risk that its counterparty could experience financial hardships. In the event of the insolvency of the counterparty, the Series may sustain losses or be unable to liquidate the swap position. Counterparty risk may be somewhat mitigated by the fact that mark-to-market payments are made on a daily basis. The Series intends to have only one counterparty, which will expose the Series to greater counterparty risk and the Series may be unable to enter into the Currency Hedge Contract on favorable terms, potentially preventing the Series from achieving its investment objective. The Series is subject to liquidity risk if the Series is required to reserve its assets against its exposure under the Currency Hedge Contract.

Compared to other types of investments, derivatives, such as the Currency Hedge Contract, may be harder to value and may also be less tax efficient. The Series is subject to valuation risk as it may improperly value the Currency Hedge Contract if market quotations are unavailable. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Series taxable income or gains, and may limit or prevent the Series from using the Currency Hedge Contract as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Series to change its investment strategy.

HSBC Holdings plc ADRhedged | Risk Of Investing In Depositary Receipts Risk Member
Prospectus [Line Items]
Risk [Text Block]
Risk of Investing in Depositary Receipts. ADRs involve risk not experienced when investing directly in the equity securities of an issuer. Changes in foreign currency exchange rates affect the value of ADRs and, therefore, may affect the value of a Series portfolio, although the Series enter into the Currency Hedge Contract to seek to minimize the impact of fluctuations in the foreign currency exchange rate. Although the ADRs in which the Series invest will be listed on major U.S. exchanges, there can be no assurance that a market for these securities will be made or maintained or that any such market will be or remain liquid. There is also no guarantee that a financial institution will continue to sponsor a particular ADR. As a result, the Series may have difficulty selling securities, or selling them quickly and efficiently at the prices at which they have been valued. The depositary bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest, and processing corporate actions. A Series would be expected to pay a share of the additional fees, which it would not pay if investing directly in the foreign securities. Moreover, the price at which the Series securities may be sold and the value of the Series Shares may be adversely affected if trading markets for ADRs are limited or absent or if bid/ask spreads are wide. In addition, the underlying issuers of certain depositary receipts are under no obligation to distribute Shareholder communications or pass through any voting rights with respect to the deposited securities to the holders of such receipts. A Series may therefore receive less timely information or have less control than if it invested directly in the foreign issuer.

HSBC Holdings plc ADRhedged | Tax Risk Member
Prospectus [Line Items]
Risk [Text Block]	Tax Risk. The Series intends to take the position that it will be treated as a grantor trust for U.S. federal income tax purposes. Assuming such treatment is respected, the Series will not be subject to U.S. federal income tax. Rather, a pro rata portion of the Series income, gain, losses and deductions will “flow through” to each beneficial owner of Shares (“Shareholder”). The Series has not requested and will not request an advance ruling from the U.S. Internal Revenue Service (“IRS”) as to its status as a grantor trust. If the Series fails to qualify as a grantor trust for any year (subject to any available curative measures), the Series likely will be subject to regular corporate level U.S. federal income tax in that year on all of its taxable income, regardless of whether the Series makes any distributions to its Shareholders.
HSBC Holdings plc ADRhedged | Equity Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Equity Securities Risk. The trading price of equity securities, including the prices of Series Shares and ADRs, will fluctuate in response to a variety of factors. These factors include events impacting a single issuer, as well as political, market and economic developments that affect specific market segments and the market as a whole. The Series NAV and market price, like stock prices generally, will fluctuate within a wide range in response to these factors. As a result, an investor could lose money over short or even long periods.

HSBC Holdings plc ADRhedged | Management Risk Member
Prospectus [Line Items]
Risk [Text Block]
Management Risk. The Series is subject to the risk that the Manager’s investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results.

HSBC Holdings plc ADRhedged | Market Trading Risk Member
Prospectus [Line Items]
Risk [Text Block]
Market Trading Risk. The Series faces numerous market trading risks, including the potential lack of an active market for Series Shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Series. Any of these factors, among others, may lead to the Series Shares trading at a premium or discount to NAV. Thus, you may pay significantly more (or less) than NAV when you buy Shares of the Series in the secondary market, and you may receive significantly less (or more) than NAV when you sell those Shares in the secondary market.  The Manager cannot predict whether Shares will trade above (premium), below (discount) or at NAV.  An active market for the Series Shares may not develop and market trading may be halted if trading in one or more of the Series underlying securities is halted. The difference in bid and ask prices is often referred to as the "spread" or "bid/ask spread." The bid/ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if the Series Shares have more trading volume and market liquidity and higher if the Series Shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads. In addition, in stressed market conditions, the market for the Series Shares may become less liquid in response to deteriorating liquidity in the markets for the Series underlying portfolio holdings in the ADRs.

HSBC Holdings plc ADRhedged | Authorized Participant Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]
Authorized Participant Concentration Risk. Only an authorized participant (“Authorized Participant”) may engage in creation or redemption transactions directly with the Series.  The Series has a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Series and no other Authorized Participant is able to step forward to create or redeem Creation Units, Series Shares may trade at a discount to NAV and possibly face trading halts and/or delisting. This risk may be more pronounced in volatile markets, potentially where there are significant redemptions in exchange-traded funds generally.

HSBC Holdings plc ADRhedged | Issuer Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]
Issuer Concentration Risk. Because the Series only invests in the ADRs of the Company and the Currency Hedge Contract, the Series may be adversely affected by the performance of the Company, subject to increased price volatility and more susceptible to adverse economic, market, political or regulatory occurrences affecting the Company, the banking industry or England. Any issuer may perform poorly, causing the value of its securities to decline. Poor performance may be caused by poor management decisions, competitive pressures, changes in technology, disruptions in supply, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors. Issuers may, in times of distress or at their own discretion, decide to reduce or eliminate dividends, which may also cause their stock prices to decline.

HSBC Holdings plc ADRhedged | Banking Industry Risk Member
Prospectus [Line Items]
Risk [Text Block]
Banking Industry Risk. Companies within the banking industry can be significantly affected by extensive governmental regulation, which may limit both the amounts and types of loans and other financial commitments they can make and the interest rates and fees they can charge and amount of capital they must maintain. Profitability is largely dependent on the availability and cost of capital funds and can fluctuate significantly when interest rates change. Credit losses resulting from financial difficulties of borrowers can negatively impact the sector. Banks may also be subject to severe price competition. These risks can be exacerbated if a particular region in which a bank operates experiences economic decline. The regional banking industry is highly competitive and thus, failure to maintain or increase market share may result in regional bank failures or mergers with larger, or multi-national banks.

HSBC Holdings plc ADRhedged | Risk Of Investing In United Kindom Member
Prospectus [Line Items]
Risk [Text Block]
Risks of Investing in the United Kingdom (“UK”). The UK, of which England is a part, has one of the largest economies in Europe, and the United States and other European countries are substantial trading partners of the UK. As a result, the British economy may be impacted by changes to the economic condition of the United States and other European countries. The British economy, along with certain other European Union (“EU”) economies, experienced a significant economic slowdown during the recent financial crisis, and certain British financial institutions suffered significant losses, were severely under-capitalized and required government intervention to survive. The British economy relies heavily on the export of financial services to the United States and other European countries and, therefore, a prolonged slowdown in the financial services sector may have a negative impact on the British economy. Continued governmental involvement or control in certain sectors may stifle competition in certain sectors or cause adverse effects on economic growth.

HSBC Holdings plc ADRhedged | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any investment, you could lose all or part of your investment in the Series, and the Series performance could trail that of other investments.
HSBC Holdings plc ADRhedged | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Series is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
HSBC Holdings plc ADRhedged | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversification Risk. The Series is non-diversified and holds Portfolio Securities of only one particular issuer.  As a result, the Series may have greater volatility than other diversified funds. Because a non-diversified fund may invest a larger percentage of its assets in securities of a single company than diversified funds, the performance of that company can have a substantial impact on Share price.

ING Groep NV ADRhedged(TM) | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]
Market Risk. The prices of the securities in the Series are subject to the risk associated with investing in the stock market, including sudden and unpredictable drops in value. An investment in the Series may lose money.

ING Groep NV ADRhedged(TM) | Investing In The European Union (“EU”) Risk Member
Prospectus [Line Items]
Risk [Text Block]
Investing in the European Union (“EU”) Risk. Efforts of member states of the EU to further unify their economic and monetary policies may increase the potential for the downward movement of one member state’s market to cause a similar effect on other member states’ markets. Separately, the EU faces issues involving its membership, structure, procedures and policies. The exit of one or more member states from the EU would place its currency and banking system in jeopardy. The exit by any other member states will likely result in increased volatility, illiquidity and potentially lower economic growth in the affected markets, which may adversely affect the Series investments.

ING Groep NV ADRhedged(TM) | Foreign Market Risk Member
Prospectus [Line Items]
Risk [Text Block]
Foreign Market Risk. Because non-U.S. exchanges such as the Euronext Amsterdam Stock Exchange may be open on days when the Series does not price its Shares, the value of the underlying securities of the ADRs in the Series portfolio may change on days when Shareholders will not be able to purchase or sell the Series Shares, regardless of whether there is an active U.S. market for Shares.

ING Groep NV ADRhedged(TM) | Currency Hedging Risk Member
Prospectus [Line Items]
Risk [Text Block]
Currency Hedging Risk. Because changes in foreign currency exchange rates affect the value of ADRs, the Series enters into the Currency Hedge Contract in order to seek to minimize the impact of fluctuations in the exchange rate between the U.S. dollar and the Local Currency. While this approach is designed to minimize the impact of currency fluctuations on Series returns, it does not necessarily eliminate the Series exposure to the Local Currency. Currency hedges are sometimes subject to imperfect matching between the Currency Hedge Contract and the currencies that the contract intends to hedge, and there can be no assurance that the Currency Hedge Contract will be effective. The return of the Currency Hedge Contract will not perfectly offset the actual fluctuations between the Local Currency and the U.S. dollar. It is possible that a degree of currency exposure may remain even at the time the Currency Hedge Contract is implemented. The Series may not be able to structure the Currency Hedge Contract as anticipated or the Currency Hedge Contract may not successfully reduce the currency risk from the Portfolio Securities.

Increased volatility of the Portfolio Securities or the U.S. dollar relative to the Local Currency will generally reduce the effectiveness of the Series currency hedging strategy. Significant differences between U.S. dollar interest rates and the Local Currency interest rates may impact the effectiveness of the Series currency hedging strategy.
While currency hedging can reduce or eliminate losses due to exchange rate changes, it can also reduce or eliminate gains, and the Series bears additional transaction costs in entering into the Currency Hedge Contract.
ING Groep NV ADRhedged(TM) | Currency Swap Risk Member
Prospectus [Line Items]
Risk [Text Block]
Currency Swap Risk. In order to hedge currency risk, the Series enters into a Currency Hedge Contract. The Currency Hedge Contract is subject to market risk, risk of default by the other party to the transaction, known as “counterparty risk,” and risk of imperfect correlation between profit or loss on the Currency Hedge Contract and the underlying currency exchange rate. The Currency Hedge Contract does not involve the delivery of the underlying currencies. Accordingly, the risk of loss with respect to the Currency Hedge Contract generally is limited to the net amount of payments that the Series is contractually obligated to make, or in the case of the other party to the Currency Hedge Contract defaulting, the net amount of payments that the Series is contractually entitled to receive. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid; however there is no guarantee that the swap market will continue to provide liquidity.

Changes in the credit quality of a company that serves as the Series counterparty with respect to the Currency Hedge Contract will affect the value of that instrument. A decline in the creditworthiness of the counterparty may impair the value of that counterparty’s Currency Hedge Contract with the Series, which could result in the loss of all value of the Currency Hedge Contract. By using a swap, the Series assumes the risk that its counterparty could experience financial hardships. In the event of the insolvency of the counterparty, the Series may sustain losses or be unable to liquidate the swap position. Counterparty risk may be somewhat mitigated by the fact that mark-to-market payments are made on a daily basis. The Series intends to have only one counterparty, which will expose the Series to greater counterparty risk and the Series may be unable to enter into the Currency Hedge Contract on favorable terms, potentially preventing the Series from achieving its investment objective. The Series is subject to liquidity risk if the Series is required to reserve its assets against its exposure under the Currency Hedge Contract.

Compared to other types of investments, derivatives, such as the Currency Hedge Contract, may be harder to value and may also be less tax efficient. The Series is subject to valuation risk as it may improperly value the Currency Hedge Contract if market quotations are unavailable. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Series taxable income or gains, and may limit or prevent the Series from using the Currency Hedge Contract as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Series to change its investment strategy.

ING Groep NV ADRhedged(TM) | Risk Of Investing In Depositary Receipts Risk Member
Prospectus [Line Items]
Risk [Text Block]
Risk of Investing in Depositary Receipts. ADRs involve risk not experienced when investing directly in the equity securities of an issuer. Changes in foreign currency exchange rates affect the value of ADRs and, therefore, may affect the value of the Series portfolio, although the Series enters into the Currency Hedge Contract to seek to minimize the impact of fluctuations in the foreign currency exchange rate. Although the ADRs in which the Series invests will be listed on major U.S. exchanges, there can be no assurance that a market for these securities will be made or maintained or that any such market will be or remain liquid. There is also no guarantee that a financial institution will continue to sponsor a particular ADR. As a result, the Series may have difficulty selling securities if it needs to do so, or selling them quickly and efficiently at the prices at which they have been valued. The depositary bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest, and processing corporate actions. A Series would be expected to pay a share of the additional fees, which it would not pay if investing directly in the foreign securities. In addition, the underlying issuers of certain depositary receipts are under no obligation to distribute Shareholder communications or pass through any voting rights with respect to the deposited securities to the holders of such receipts. The Series may therefore receive less timely information or have less control than if it invested directly in the foreign issuer.

ING Groep NV ADRhedged(TM) | Tax Risk Member
Prospectus [Line Items]
Risk [Text Block]
Tax Risk. The Series intends to take the position that it will be treated as a grantor trust for U.S. federal income tax purposes. Assuming such treatment is respected, the Series will not be subject to U.S. federal income tax. Rather, a pro rata portion of the Series income, gain, losses and deductions will “flow through” to each beneficial owner of Shares (“Shareholder”). The Series has not requested and will not request an advance ruling from the U.S. Internal Revenue Service (“IRS”) as to its status as a grantor trust. If the Series fails to qualify as a grantor trust for any year (subject to any available curative measures), the Series likely will be subject to regular corporate level U.S. federal income tax in that year on all of its taxable income, regardless of whether the Series makes any distributions to its Shareholders.

ING Groep NV ADRhedged(TM) | Equity Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Equity Securities Risk. The trading price of equity securities, including the prices of Series Shares and ADRs, will fluctuate in response to a variety of factors. These factors include events impacting a single issuer, as well as political, market and economic developments that affect specific market segments and the market as a whole. The Series NAV and market price, like stock prices generally, will fluctuate within a wide range in response to these factors. As a result, an investor could lose money over short or even long periods.

ING Groep NV ADRhedged(TM) | Management Risk Member
Prospectus [Line Items]
Risk [Text Block]
Management Risk. The Series is subject to the risk that the Manager’s investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results.

ING Groep NV ADRhedged(TM) | Market Trading Risk Member
Prospectus [Line Items]
Risk [Text Block]	Market Trading Risk. The Series faces numerous market trading risks, including the potential lack of an active market for Series Shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Series. Any of these factors, among others, may lead to the Series Shares trading at a premium or discount to NAV. Thus, you may pay significantly more (or less) than NAV when you buy Shares of the Series in the secondary market, and you may receive significantly less (or more) than NAV when you sell those Shares in the secondary market. The Manager cannot predict whether Shares will trade above (premium), below (discount) or at NAV. An active market for the Series Shares may not develop and market trading may be halted if trading in one or more of the Series underlying securities is halted. The difference in bid and ask prices is often referred to as the "spread" or "bid/ask spread." The bid/ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if the Series Shares have more trading volume and market liquidity and higher if the Series Shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads. In addition, in stressed market conditions, the market for the Series Shares may become less liquid in response to deteriorating liquidity in the markets for the Series underlying portfolio holdings in the ADRs.
ING Groep NV ADRhedged(TM) | Authorized Participant Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]
Authorized Participant Concentration Risk. Only an authorized participant (“Authorized Participant”) may engage in creation or redemption transactions directly with the Series. The Series has a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Series and no other Authorized Participant is able to step forward to create or redeem Creation Units, Series Shares may trade at a discount to NAV and possibly face trading halts and/or delisting. This risk may be more pronounced in volatile markets, potentially where there are significant redemptions in exchange-traded funds generally.

ING Groep NV ADRhedged(TM) | New Series Risk Member
Prospectus [Line Items]
Risk [Text Block]
New Series Risk. As of the date of this prospectus, the Series has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Series market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

ING Groep NV ADRhedged(TM) | Issuer Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]
Issuer Concentration Risk. Because the Series only invests in ADRs of the Company and the Currency Hedge Contract, the Series may be adversely affected by the performance of the Company, subject to increased price volatility and more susceptible to adverse economic, market, political or regulatory occurrences affecting the Company. Any issuer may perform poorly, causing the value of its securities to decline. Poor performance may be caused by poor management decisions, competitive pressures, changes in technology, disruptions in supply, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors. Issuers may, in times of distress or at their own discretion, decide to reduce or eliminate dividends, which may also cause their stock prices to decline.

ING Groep NV ADRhedged(TM) | Risk Of Investing In The Netherlands Member
Prospectus [Line Items]
Risk [Text Block]
Risk of Investing in the Netherlands. Investments in Dutch issuers will subject the Series to legal, regulatory, political, currency, security and economic risk specific to the Netherlands and the countries that use the euro. In addition, because the economy of the Netherlands is export driven, the Netherlands relies heavily on its key trading partners.

Risk of Investing in the Netherlands. Investments in Dutch issuers will subject the Series to legal, regulatory, political, currency, security and economic risk specific to the Netherlands and the countries that use the euro. In addition, because the economy of the Netherlands is export driven, the Netherlands relies heavily on its key trading partners.

ING Groep NV ADRhedged(TM) | Banking Industry Risk Member
Prospectus [Line Items]
Risk [Text Block]
Banking Industry Risk. Companies within the banking industry can be significantly affected by extensive governmental regulation, which may limit both the amounts and types of loans and other financial commitments they can make and the interest rates and fees they can charge and amount of capital they must maintain. Profitability is largely dependent on the availability and cost of capital funds and can fluctuate significantly when interest rates change. Credit losses resulting from financial difficulties of borrowers can negatively impact the sector. Banks may also be subject to severe price competition. These risks can be exacerbated if a particular region in which a bank operates experiences economic decline. The regional banking industry is highly competitive and thus, failure to maintain or increase market share may result in regional bank failures or mergers with larger, or multi-national banks.

ING Groep NV ADRhedged(TM) | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any investment, you could lose all or part of your investment in the Series, and the Series performance could trail that of other investments.
ING Groep NV ADRhedged(TM) | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Series is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
ING Groep NV ADRhedged(TM) | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversification Risk. The Series is non-diversified and holds Portfolio Securities of only one particular issuer. As a result, the Series may have greater volatility than other diversified funds. Because a non-diversified fund may invest a larger percentage of its assets in securities of a single company than diversified funds, the performance of that company can have a substantial impact on Share price.

L'Oreal SA ADRhedged(TM) | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]
Market Risk. The prices of the securities in the Series are subject to the risk associated with investing in the stock market, including sudden and unpredictable drops in value. An investment in the Series may lose money.

L'Oreal SA ADRhedged(TM) | Risk Of Investing In France Member
Prospectus [Line Items]
Risk [Text Block]
Risk of Investing in France. The Series’ investment in French issuers subjects the Series to legal, regulatory, political, currency, security, and economic risks specific to France. Concerns have emerged with respect to the economic outlook for certain European Union (the “EU”) countries, including France. External demand for French exports is expected to be negatively impacted by the United Kingdom’s (the “U.K.”) decision to leave the EU. As a result, the French economy may experience adverse trends due to concerns about a prolonged economic downturn, potential weakness in exports, high rates of unemployment and rising government debt levels. The French economy is dependent on agricultural exports and, as a result, is susceptible to fluctuations in demand for agricultural products. France has experienced several terrorist attacks over the past several years, creating a climate of insecurity that has been detrimental to tourism.

L'Oreal SA ADRhedged(TM) | Investing In The European Union (“EU”) Risk Member
Prospectus [Line Items]
Risk [Text Block]
Investing in the European Union (“EU”) Risk. Efforts of member states of the EU to further unify their economic and monetary policies may increase the potential for the downward movement of one member state’s market to cause a similar effect on other member states’ markets. Separately, the EU faces issues involving its membership, structure, procedures and policies. The exit of one or more member states from the EU would place its currency and banking system in jeopardy. The exit by any other member states will likely result in increased volatility, illiquidity and potentially lower economic growth in the affected markets, which may adversely affect the Series investments.

L'Oreal SA ADRhedged(TM) | Foreign Market Risk Member
Prospectus [Line Items]
Risk [Text Block]
Foreign Market Risk. Because non-U.S. exchanges such as the Euronext Paris Stock Exchange may be open on days when the Series does not price its Shares, the value of the underlying securities of the ADRs in the Series portfolio may change on days when Shareholders will not be able to purchase or sell the Series Shares, regardless of whether there is an active U.S. market for Shares.

L'Oreal SA ADRhedged(TM) | Currency Hedging Risk Member
Prospectus [Line Items]
Risk [Text Block]
Currency Hedging Risk. Because changes in foreign currency exchange rates affect the value of ADRs, the Series enters into the Currency Hedge Contract in order to seek to minimize the impact of fluctuations in the exchange rate between the U.S. dollar and the Local Currency. While this approach is designed to minimize the impact of currency fluctuations on Series returns, it does not necessarily eliminate the Series exposure to the Local Currency. Currency hedges are sometimes subject to imperfect matching between the Currency Hedge Contract and the currencies that the contract intends to hedge, and there can be no assurance that the Currency Hedge Contract will be effective. The return of the Currency Hedge Contract will not perfectly offset the actual fluctuations between the Local Currency and the U.S. dollar. It is possible that a degree of currency exposure may remain even at the time the Currency Hedge Contract is implemented. The Series may not be able to structure the Currency Hedge Contract as anticipated or the Currency Hedge Contract may not successfully reduce the currency risk from the Portfolio Securities.

Increased volatility of the Portfolio Securities or the U.S. dollar relative to the Local Currency will generally reduce the effectiveness of the Series currency hedging strategy. Significant differences between U.S. dollar interest rates and the Local Currency interest rates may impact the effectiveness of the Series currency hedging strategy.
While currency hedging can reduce or eliminate losses due to exchange rate changes, it can also reduce or eliminate gains, and the Series bears additional transaction costs in entering into the Currency Hedge Contract.
L'Oreal SA ADRhedged(TM) | Currency Swap Risk Member
Prospectus [Line Items]
Risk [Text Block]
Currency Swap Risk. In order to hedge currency risk, the Series enters into a Currency Hedge Contract. The Currency Hedge Contract is subject to market risk, risk of default by the other party to the transaction, known as “counterparty risk,” and risk of imperfect correlation between profit or loss on the Currency Hedge Contract and the underlying currency exchange rate. The Currency Hedge Contract does not involve the delivery of the underlying currencies. Accordingly, the risk of loss with respect to the Currency Hedge Contract generally is limited to the net amount of payments that the Series is contractually obligated to make, or in the case of the other party to the Currency Hedge Contract defaulting, the net amount of payments that the Series is contractually entitled to receive. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid; however there is no guarantee that the swap market will continue to provide liquidity.
Changes in the credit quality of a company that serves as the Series counterparty with respect to the Currency Hedge Contract will affect the value of that instrument. A decline in the creditworthiness of the counterparty may impair the value of that counterparty’s Currency Hedge Contract with the Series, which could result in the loss of all value of the Currency Hedge Contract. By using a swap, the Series assumes the risk that its counterparty could experience financial hardships. In the event of the insolvency of the counterparty, the Series may sustain losses or be unable to liquidate the swap position. Counterparty risk may be somewhat mitigated by the fact that mark-to-market payments are made on a daily basis. The Series intends to have only one counterparty, which will expose the Series to greater counterparty risk and the Series may be unable to enter into the Currency Hedge Contract on favorable terms, potentially preventing the Series from achieving its investment objective. The Series is subject to liquidity risk if the Series is required to reserve its assets against its exposure under the Currency Hedge Contract.

Compared to other types of investments, derivatives, such as the Currency Hedge Contract, may be harder to value and may also be less tax efficient. The Series is subject to valuation risk as it may improperly value the Currency Hedge Contract if market quotations are unavailable. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Series taxable income or gains, and may limit or prevent the Series from using the Currency Hedge Contract as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Series to change its investment strategy.

L'Oreal SA ADRhedged(TM) | Risk Of Investing In Depositary Receipts Risk Member
Prospectus [Line Items]
Risk [Text Block]
Risk of Investing in Depositary Receipts. ADRs involve risk not experienced when investing directly in the equity securities of an issuer. Changes in foreign currency exchange rates affect the value of ADRs and, therefore, may affect the value of the Series portfolio, although the Series enters into the Currency Hedge Contract to seek to minimize the impact of fluctuations in the foreign currency exchange rate. Although the ADRs in which the Series invests will be listed on U.S. over-the-counter markets, there can be no assurance that a market for these securities will be made or maintained or that any such market will be or remain liquid.

ADRs may be subject to some of the same risks as direct investment in foreign companies, which includes international trade, currency, political, regulatory and diplomatic risks. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary’s transaction fees. Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the depositary’s transaction fees are paid directly by the ADR holders. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through. There is also no guarantee that a financial institution will continue to sponsor a particular ADR. As a result, the Series may have difficulty selling securities if it needs to do so, or selling them quickly and efficiently at the prices at which they have been valued. The depositary bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest, and processing corporate actions. A Series would be expected to pay a share of the additional fees, which it would not pay if investing directly in the foreign securities. In addition, the underlying issuers of certain depositary receipts are under no obligation to distribute Shareholder communications or pass through any voting rights with respect to the deposited securities to the holders of such receipts. The Series may therefore receive less timely information or have less control than if it invested directly in the foreign issuer.
To the extent the Manager of the Series determines that material information about the Company underlying the ADRs is not available in English and generally made available to the public in a manner described above in the Principal Investment Strategies, investors in the Series may not be able to gather information on which to make investment decisions. In such circumstances, the Adviser will advise the Board of Trustees of the Series of the circumstances, and the Board may make a determination to cease operations of the Series. In such circumstances, the Series may distribute the underlying ADRs in kind to shareholders, the Fund may liquidate the positions and distribute cash to shareholders, or the Board may take such other actions as it deems most appropriate for, and in the best of, shareholders under the circumstances.
L'Oreal SA ADRhedged(TM) | Risks Of Investing In Unsponsored Depositary Receipts Risk Member
Prospectus [Line Items]
Risk [Text Block]
Risks of Investing in Unsponsored Depositary Receipts. Unsponsored ADRs carry specific risks compared to sponsored ADRs. Here are some key risks to consider:

•Lack of Control by the Foreign Company: Unsponsored ADRs are issued without the involvement or consent of the foreign company, which means the company may not provide timely or accurate financial information, potentially leading to a lack of transparency.
•Limited Information: Since the foreign issuer is not directly involved, the level of financial disclosure and corporate governance might be lower. Investors may not have access to crucial information that would be available with a sponsored ADR.
•Liquidity Issues: Unsponsored ADRs can have lower trading volumes compared to sponsored ADRs, which might lead to wider bid-ask spreads and difficulties in executing trades.
•Exchange Rate Risk: Like all foreign investments, unsponsored ADRs are subject to currency risk. Fluctuations in the exchange rate can significantly impact the value of the investment.
•Regulatory Risks: Different regulatory environments may affect the company's operations and financial health. Unsponsored ADRs may not comply with the same regulatory standards as sponsored ADRs. The regulatory requirements applicable to a foreign issuer may be different than those of the United States, and as a result, the frequency and level of detail of disclosure about the operations of such an issuer may be less than the requirements imposed on issuers whose securities are registered in the United States.
•Potential for Higher Volatility: Due to lower liquidity and less oversight, unsponsored ADRs may experience higher price volatility.

L'Oreal SA ADRhedged(TM) | Risks Of Investing In Unsponsored Depositary Receipts, Lack Of Control By The Foreign Company Risk Member
Prospectus [Line Items]
Risk [Text Block]	Lack of Control by the Foreign Company: Unsponsored ADRs are issued without the involvement or consent of the foreign company, which means the company may not provide timely or accurate financial information, potentially leading to a lack of transparency.
L'Oreal SA ADRhedged(TM) | Risks Of Investing In Unsponsored Depositary Receipts, Limited Information Risk Member
Prospectus [Line Items]
Risk [Text Block]	Limited Information: Since the foreign issuer is not directly involved, the level of financial disclosure and corporate governance might be lower. Investors may not have access to crucial information that would be available with a sponsored ADR.
L'Oreal SA ADRhedged(TM) | Risks Of Investing In Unsponsored Depositary Receipts, Liquidity Issues Risk Member
Prospectus [Line Items]
Risk [Text Block]	Liquidity Issues: Unsponsored ADRs can have lower trading volumes compared to sponsored ADRs, which might lead to wider bid-ask spreads and difficulties in executing trades.
L'Oreal SA ADRhedged(TM) | Risks Of Investing In Unsponsored Depositary Receipts, Exchange Rate Risk Member
Prospectus [Line Items]
Risk [Text Block]	Exchange Rate Risk: Like all foreign investments, unsponsored ADRs are subject to currency risk. Fluctuations in the exchange rate can significantly impact the value of the investment.
L'Oreal SA ADRhedged(TM) | Risks Of Investing In Unsponsored Depositary Receipts, Regulatory Risks Member
Prospectus [Line Items]
Risk [Text Block]	Regulatory Risks: Different regulatory environments may affect the company's operations and financial health. Unsponsored ADRs may not comply with the same regulatory standards as sponsored ADRs. The regulatory requirements applicable to a foreign issuer may be different than those of the United States, and as a result, the frequency and level of detail of disclosure about the operations of such an issuer may be less than the requirements imposed on issuers whose securities are registered in the United States.
L'Oreal SA ADRhedged(TM) | Risks Of Investing In Unsponsored Depositary Receipts, Potential For Higher Volatility Risk Member
Prospectus [Line Items]
Risk [Text Block]	Potential for Higher Volatility: Due to lower liquidity and less oversight, unsponsored ADRs may experience higher price volatility.
L'Oreal SA ADRhedged(TM) | Tax Risk Member
Prospectus [Line Items]
Risk [Text Block]
Tax Risk. The Series intends to take the position that it will be treated as a grantor trust for U.S. federal income tax purposes. Assuming such treatment is respected, the Series will not be subject to U.S. federal income tax. Rather, a pro rata portion of the Series income, gain, losses and deductions will “flow through” to each beneficial owner of Shares (“Shareholder”). The Series has not requested and will not request an advance ruling from the U.S. Internal Revenue Service (“IRS”) as to its status as a grantor trust. If the Series fails to qualify as a grantor trust for any year (subject to any available curative measures), the Series likely will be subject to regular corporate level U.S. federal income tax in that year on all of its taxable income, regardless of whether the Series makes any distributions to its Shareholders.

L'Oreal SA ADRhedged(TM) | Equity Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Equity Securities Risk. The trading price of equity securities, including the prices of Series Shares and ADRs, will fluctuate in response to a variety of factors. These factors include events impacting a single issuer, as well as political, market and economic developments that affect specific market segments and the market as a whole. The Series NAV and market price, like stock prices generally, will fluctuate within a wide range in response to these factors. As a result, an investor could lose money over short or even long periods.

L'Oreal SA ADRhedged(TM) | Management Risk Member
Prospectus [Line Items]
Risk [Text Block]
Management Risk. The Series is subject to the risk that the Manager’s investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results.

L'Oreal SA ADRhedged(TM) | Market Trading Risk Member
Prospectus [Line Items]
Risk [Text Block]
Market Trading Risk. The Series faces numerous market trading risks, including the potential lack of an active market for Series Shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Series. Any of these factors, among others, may lead to the Series Shares trading at a premium or discount to NAV. Thus, you may pay significantly more (or less) than NAV when you buy Shares of the Series in the secondary market, and you may receive significantly less (or more) than NAV when you sell those Shares in the secondary market. The Manager cannot predict whether Shares will trade above (premium), below (discount) or at NAV. An active market for the Series Shares may not develop and market trading may be halted if trading in one or more of the Series underlying securities is halted. The difference in bid and ask prices is often referred to as the "spread" or "bid/ask spread." The bid/ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if the Series Shares have more trading volume and market liquidity and higher if the Series Shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads. In addition, in stressed market conditions, the market for the Series Shares may become less liquid in response to deteriorating liquidity in the markets for the Series underlying portfolio holdings in the ADRs.
L'Oreal SA ADRhedged(TM) | Authorized Participant Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]
Authorized Participant Concentration Risk. Only an authorized participant (“Authorized Participant”) may engage in creation or redemption transactions directly with the Series. The Series has a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Series and no other Authorized Participant is able to step forward to create or redeem Creation Units, Series Shares may trade at a discount to NAV and possibly face trading halts and/or delisting. This risk may be more pronounced in volatile markets, potentially where there are significant redemptions in exchange-traded funds generally.

L'Oreal SA ADRhedged(TM) | New Series Risk Member
Prospectus [Line Items]
Risk [Text Block]
New Series Risk. As of the date of this prospectus, the Series has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Series market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

L'Oreal SA ADRhedged(TM) | Consumer Discretionary Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]	Consumer Discretionary Sector Risk. Because companies in the consumer discretionary sector manufacture products and provide discretionary services directly to the consumer, the success of these companies is tied closely to the performance of the overall domestic and international economy, including the functioning of the global supply chain, interest rates, competition and consumer confidence. Success depends heavily on disposable household income and consumer spending, and may be strongly affected by social trends and marketing campaigns. Also, companies in the consumer discretionary sector may be subject to severe competition, which may have an adverse impact on a company’s profitability. Changes in demographics and consumer tastes also can affect the demand for, and success of, consumer discretionary products in the marketplace.
L'Oreal SA ADRhedged(TM) | L’Oréal SA Company Risk Member
Prospectus [Line Items]
Risk [Text Block]
L’Oréal SA Company Risk. Because the Series only invests in ADRs of the Company and the Currency Hedge Contract, the Series may be adversely affected by the performance of the Company, subject to increased price volatility and more susceptible to adverse economic, market, political or regulatory occurrences affecting the Company. L’Oréal may perform poorly, causing the value of its securities to decline. Poor performance may be caused by poor management decisions, competitive pressures, environmental risks, health and safety issues, changes in technology, disruptions in supply chain, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors. Issuers may, in times of distress or at their own discretion, decide to reduce or eliminate dividends, which may also cause their stock prices to decline.

L'Oreal SA ADRhedged(TM) | L’Oréal Investing Risk Member
Prospectus [Line Items]
Risk [Text Block]
L’Oréal Investing Risk. Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole. In addition to the risks associated generally with operating companies and consumer discretionary companies, L’Oréal faces risks unique to its operations including, among others, negative publicity due to product safety concerns, regulatory changes impacting ingredients, reputational damage from ethical sourcing issues, fluctuations in consumer trends, intense competition in the beauty market, and potential legal challenges related to product claims or advertising, all of which can significantly impact sales and brand image.

L'Oreal SA ADRhedged(TM) | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any investment, you could lose all or part of your investment in the Series, and the Series performance could trail that of other investments.
L'Oreal SA ADRhedged(TM) | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Series is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
L'Oreal SA ADRhedged(TM) | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversification Risk. The Series is non-diversified and holds Portfolio Securities of only one particular issuer. As a result, the Series may have greater volatility than other diversified funds. Because a non-diversified fund may invest a larger percentage of its assets in securities of a single company than diversified funds, the performance of that company can have a substantial impact on Share price.

Lloyds Banking Group plc ADRhedged(TM) | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]
Market Risk. The prices of the securities in the Series are subject to the risk associated with investing in the stock market, including sudden and unpredictable drops in value. An investment in the Series may lose money.

Lloyds Banking Group plc ADRhedged(TM) | Foreign Market Risk Member
Prospectus [Line Items]
Risk [Text Block]
Foreign Market Risk. Because non-U.S. exchanges such as the London Stock Exchange may be open on days when the Series does not price its Shares, the value of the underlying securities of the ADRs in the Series portfolio may change on days when Shareholders will not be able to purchase or sell the Series Shares, regardless of whether there is an active U.S. market for Shares.

Lloyds Banking Group plc ADRhedged(TM) | Currency Hedging Risk Member
Prospectus [Line Items]
Risk [Text Block]
Currency Hedging Risk. Because changes in foreign currency exchange rates affect the value of ADRs, the Series enters into the Currency Hedge Contract in order to seek to minimize the impact of fluctuations in the exchange rate between the U.S. dollar and the
Local Currency. While this approach is designed to minimize the impact of currency fluctuations on Series returns, it does not necessarily eliminate the Series exposure to the Local Currency. Currency hedges are sometimes subject to imperfect matching between the Currency Hedge Contract and the currencies that the contract intends to hedge, and there can be no assurance that the Currency Hedge Contract will be effective. The return of the Currency Hedge Contract will not perfectly offset the actual fluctuations between the Local Currency and the U.S. dollar. It is possible that a degree of currency exposure may remain even at the time the Currency Hedge Contract is implemented. The Series may not be able to structure the Currency Hedge Contract as anticipated or the Currency Hedge Contract may not successfully reduce the currency risk from the Portfolio Securities.

Increased volatility of the Portfolio Securities or the U.S. dollar relative to the Local Currency will generally reduce the effectiveness of the Series currency hedging strategy. Significant differences between U.S. dollar interest rates and the Local Currency interest rates may impact the effectiveness of the Series currency hedging strategy.
While currency hedging can reduce or eliminate losses due to exchange rate changes, it can also reduce or eliminate gains, and the Series bears additional transaction costs in entering into the Currency Hedge Contract.
Lloyds Banking Group plc ADRhedged(TM) | Currency Swap Risk Member
Prospectus [Line Items]
Risk [Text Block]
Currency Swap Risk. In order to hedge currency risk, the Series enters into a Currency Hedge Contract. The Currency Hedge Contract is subject to market risk, risk of default by the other party to the transaction, known as “counterparty risk,” and risk of imperfect correlation between profit or loss on the Currency Hedge Contract and the underlying currency exchange rate. The Currency Hedge Contract does not involve the delivery of the underlying currencies. Accordingly, the risk of loss with respect to the Currency Hedge Contract generally is limited to the net amount of payments that the Series is contractually obligated to make, or in the case of the other party to the Currency Hedge Contract defaulting, the net amount of payments that the Series is contractually entitled to receive. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid; however there is no guarantee that the swap market will continue to provide liquidity.

Changes in the credit quality of a company that serves as the Series counterparty with respect to the Currency Hedge Contract will affect the value of that instrument. A decline in the creditworthiness of the counterparty may impair the value of that counterparty’s Currency Hedge Contract with the Series, which could result in the loss of all value of the Currency Hedge Contract. By using a swap, the Series assumes the risk that its counterparty could experience financial hardships. In the event of the insolvency of the counterparty, the Series may sustain losses or be unable to liquidate the swap position. Counterparty risk may be somewhat mitigated by the fact that mark-to-market payments are made on a daily basis. The Series intends to have only one counterparty, which will expose the Series to greater counterparty risk and the Series may be unable to enter into the Currency Hedge Contract on favorable terms, potentially preventing the Series from achieving its investment objective. The Series is subject to liquidity risk if the Series is required to reserve its assets against its exposure under the Currency Hedge Contract.

Compared to other types of investments, derivatives, such as the Currency Hedge Contract, may be harder to value and may also be less tax efficient. The Series is subject to valuation risk as it may improperly value the Currency Hedge Contract if market quotations are unavailable. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Series taxable income or gains, and may limit or prevent the Series from using the Currency Hedge Contract as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Series to change its investment strategy.

Lloyds Banking Group plc ADRhedged(TM) | Risk Of Investing In Depositary Receipts Risk Member
Prospectus [Line Items]
Risk [Text Block]
Risk of Investing in Depositary Receipts. ADRs involve risk not experienced when investing directly in the equity securities of an issuer. Changes in foreign currency exchange rates affect the value of ADRs and, therefore, may affect the value of the Series portfolio, although the Series enters into the Currency Hedge Contract to seek to minimize the impact of fluctuations in the foreign currency exchange rate. Although the ADRs in which the Series invests will be listed on major U.S. exchanges, there can be no assurance that a market for these securities will be made or maintained or that any such market will be or remain liquid. There is also no guarantee that a financial institution will continue to sponsor a particular ADR. As a result, the Series may have difficulty selling securities if it needs to do so, or selling them quickly and efficiently at the prices at which they have been valued. The depositary bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest, and processing corporate actions. A Series would be expected to pay a share of the additional fees, which it would not pay if investing directly in the foreign securities. In addition, the underlying issuers of certain depositary receipts are under no obligation to distribute Shareholder communications or pass through any voting rights with respect to the deposited securities to the holders of such receipts. The Series may therefore receive less timely information or have less control than if it invested directly in the foreign issuer.

Lloyds Banking Group plc ADRhedged(TM) | Tax Risk Member
Prospectus [Line Items]
Risk [Text Block]
Tax Risk. The Series intends to take the position that it will be treated as a grantor trust for U.S. federal income tax purposes. Assuming such treatment is respected, the Series will not be subject to U.S. federal income tax. Rather, a pro rata portion of the Series income, gain, losses and deductions will “flow through” to each beneficial owner of Shares (“Shareholder”). The Series has not requested and will not request an advance ruling from the U.S. Internal Revenue Service (“IRS”) as to its status as a grantor trust. If the Series fails to qualify as a grantor trust for any year (subject to any available curative measures), the Series likely will be subject to regular corporate level U.S. federal income tax in that year on all of its taxable income, regardless of whether the Series makes any distributions to its Shareholders.

Lloyds Banking Group plc ADRhedged(TM) | Equity Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Equity Securities Risk. The trading price of equity securities, including the prices of Series Shares and ADRs, will fluctuate in response to a variety of factors. These factors include events impacting a single issuer, as well as political, market and economic developments that affect specific market segments and the market as a whole. The Series NAV and market price, like stock prices generally, will fluctuate within a wide range in response to these factors. As a result, an investor could lose money over short or even long periods.

Lloyds Banking Group plc ADRhedged(TM) | Management Risk Member
Prospectus [Line Items]
Risk [Text Block]
Management Risk. The Series is subject to the risk that the Manager’s investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results.

Lloyds Banking Group plc ADRhedged(TM) | Market Trading Risk Member
Prospectus [Line Items]
Risk [Text Block]	Market Trading Risk. The Series faces numerous market trading risks, including the potential lack of an active market for Series Shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Series. Any of these factors, among others, may lead to the Series Shares trading at a premium or discount to NAV. Thus, you may pay significantly more (or less) than NAV when you buy Shares of the Series in the secondary market, and you may receive significantly less (or more) than NAV when you sell those Shares in the secondary market. The Manager cannot predict whether Shares will trade above (premium), below (discount) or at NAV. An active market for the Series Shares may not develop and market trading may be halted if trading in one or more of the Series underlying securities is halted. The difference in bid and ask prices is often referred to as the "spread" or "bid/ask spread." The bid/ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if the Series Shares have more trading volume and market liquidity and higher if the Series Shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads. In addition, in stressed market conditions, the market for the Series Shares may become less liquid in response to deteriorating liquidity in the markets for the Series underlying portfolio holdings in the ADRs.
Lloyds Banking Group plc ADRhedged(TM) | Authorized Participant Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]
Authorized Participant Concentration Risk. Only an authorized participant (“Authorized Participant”) may engage in creation or redemption transactions directly with the Series. The Series has a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Series and no other Authorized Participant is able to step forward to create or redeem Creation Units, Series Shares may trade at a discount to NAV and possibly face trading halts and/or delisting. This risk may be more pronounced in volatile markets, potentially where there are significant redemptions in exchange-traded funds generally.

Lloyds Banking Group plc ADRhedged(TM) | New Series Risk Member
Prospectus [Line Items]
Risk [Text Block]
New Series Risk. As of the date of this prospectus, the Series has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Series market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

Lloyds Banking Group plc ADRhedged(TM) | Issuer Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]
Issuer Concentration Risk. Because the Series only invests in ADRs of the Company and the Currency Hedge Contract, the Series may be adversely affected by the performance of the Company, subject to increased price volatility and more susceptible to adverse economic, market, political or regulatory occurrences affecting the Company. Any issuer may perform poorly, causing the value of its securities to decline. Poor performance may be caused by poor management decisions, competitive pressures, changes in technology, disruptions in supply, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors. Issuers may, in times of distress or at their own discretion, decide to reduce or eliminate dividends, which may also cause their stock prices to decline.

Lloyds Banking Group plc ADRhedged(TM) | Risks Of Investing In The United Kingdom (“UK”) Risk Member
Prospectus [Line Items]
Risk [Text Block]
Risks of Investing in the United Kingdom (“UK”). The UK, of which England is a part, has one of the largest economies in Europe, and the United States and other European countries are substantial trading partners of the UK. As a result, the British economy may be impacted by changes to the economic condition of the United States and other European countries. The British economy, along with certain other European Union (“EU”) economies, experienced a significant economic slowdown during the recent financial crisis, and certain British financial institutions suffered significant losses, were severely under-capitalized and required government intervention to survive. The British economy relies heavily on the export of financial services to the United States and other European countries and, therefore, a prolonged slowdown in the financial services sector may have a negative impact on the British economy. Continued governmental involvement or control in certain sectors may stifle competition in certain sectors or cause adverse effects on economic growth.

Lloyds Banking Group plc ADRhedged(TM) | Banking Industry Risk Member
Prospectus [Line Items]
Risk [Text Block]
Banking Industry Risk. Companies within the banking industry can be significantly affected by extensive governmental regulation, which may limit both the amounts and types of loans and other financial commitments they can make and the interest rates and fees they can charge and amount of capital they must maintain. Profitability is largely dependent on the availability and cost of capital funds and can fluctuate significantly when interest rates change. Credit losses resulting from financial difficulties of borrowers can negatively impact the sector. Banks may also be subject to severe price competition. These risks can be exacerbated if a particular region in which a bank operates experiences economic decline. The regional banking industry is highly competitive and thus, failure to maintain or increase market share may result in regional bank failures or mergers with larger, or multi-national banks.

Lloyds Banking Group plc ADRhedged(TM) | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any investment, you could lose all or part of your investment in the Series, and the Series performance could trail that of other investments.
Lloyds Banking Group plc ADRhedged(TM) | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Series is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Lloyds Banking Group plc ADRhedged(TM) | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversification Risk. The Series is non-diversified and holds Portfolio Securities of only one particular issuer. As a result, the Series may have greater volatility than other diversified funds. Because a non-diversified fund may invest a larger percentage of its assets in securities of a single company than diversified funds, the performance of that company can have a substantial impact on Share price.

LVMH Moet Hennessy Louis Vuitton SE ADRhedged(TM) | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]
Market Risk. The prices of the securities in the Series are subject to the risk associated with investing in the stock market, including sudden and unpredictable drops in value. An investment in the Series may lose money.

LVMH Moet Hennessy Louis Vuitton SE ADRhedged(TM) | Risk Of Investing In France Member
Prospectus [Line Items]
Risk [Text Block]
Risk of Investing in France. The Series’ investment in French issuers subjects the Series to legal, regulatory, political, currency, security, and economic risks specific to France. Concerns have emerged with respect to the economic outlook for certain European Union (the “EU”) countries, including France. External demand for French exports is expected to be negatively impacted by the United Kingdom’s (the “U.K.”) decision to leave the EU. As a result, the French economy may experience adverse trends due to concerns about a prolonged economic downturn, potential weakness in exports, high rates of unemployment and rising government debt levels. The French economy is dependent on agricultural exports and, as a result, is susceptible to fluctuations in demand for agricultural products. France has experienced several terrorist attacks over the past several years, creating a climate of insecurity that has been detrimental to tourism.

LVMH Moet Hennessy Louis Vuitton SE ADRhedged(TM) | Investing In The European Union (“EU”) Risk Member
Prospectus [Line Items]
Risk [Text Block]
Investing in the European Union (“EU”) Risk. Efforts of member states of the EU to further unify their economic and monetary policies may increase the potential for the downward movement of one member state’s market to cause a similar effect on other member states’ markets. Separately, the EU faces issues involving its membership, structure, procedures and policies. The exit of one or more member states from the EU would place its currency and banking system in jeopardy. The exit by any other member states will likely result in increased volatility, illiquidity and potentially lower economic growth in the affected markets, which may adversely affect the Series investments.

LVMH Moet Hennessy Louis Vuitton SE ADRhedged(TM) | Foreign Market Risk Member
Prospectus [Line Items]
Risk [Text Block]
Foreign Market Risk. Because non-U.S. exchanges such as the Euronext Paris Stock Exchange may be open on days when the Series does not price its Shares, the value of the underlying securities of the ADRs in the Series portfolio may change on days when Shareholders will not be able to purchase or sell the Series Shares, regardless of whether there is an active U.S. market for Shares.

LVMH Moet Hennessy Louis Vuitton SE ADRhedged(TM) | Currency Hedging Risk Member
Prospectus [Line Items]
Risk [Text Block]
Currency Hedging Risk. Because changes in foreign currency exchange rates affect the value of ADRs, the Series enters into the Currency Hedge Contract in order to seek to minimize the impact of fluctuations in the exchange rate between the U.S. dollar and the Local Currency. While this approach is designed to minimize the impact of currency fluctuations on Series returns, it does not necessarily eliminate the Series exposure to the Local Currency. Currency hedges are sometimes subject to imperfect matching between the Currency Hedge Contract and the currencies that the contract intends to hedge, and there can be no assurance that the Currency Hedge Contract will be effective. The return of the Currency Hedge Contract will not perfectly offset the actual fluctuations between the Local Currency and the U.S. dollar. It is possible that a degree of currency exposure may remain even at the time the Currency Hedge Contract is implemented. The Series may not be able to structure the Currency Hedge Contract as anticipated or the Currency Hedge Contract may not successfully reduce the currency risk from the Portfolio Securities.

Increased volatility of the Portfolio Securities or the U.S. dollar relative to the Local Currency will generally reduce the effectiveness of the Series currency hedging strategy. Significant differences between U.S. dollar interest rates and the Local Currency interest rates may impact the effectiveness of the Series currency hedging strategy.
While currency hedging can reduce or eliminate losses due to exchange rate changes, it can also reduce or eliminate gains, and the Series bears additional transaction costs in entering into the Currency Hedge Contract.
LVMH Moet Hennessy Louis Vuitton SE ADRhedged(TM) | Currency Swap Risk Member
Prospectus [Line Items]
Risk [Text Block]
Currency Swap Risk. In order to hedge currency risk, the Series enters into a Currency Hedge Contract. The Currency Hedge Contract is subject to market risk, risk of default by the other party to the transaction, known as “counterparty risk,” and risk of imperfect correlation between profit or loss on the Currency Hedge Contract and the underlying currency exchange rate. The Currency Hedge Contract does not involve the delivery of the underlying currencies. Accordingly, the risk of loss with respect to the Currency Hedge Contract generally is limited to the net amount of payments that the Series is contractually obligated to make, or in the case of the other party to the Currency Hedge Contract defaulting, the net amount of payments that the Series is contractually entitled to receive. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid; however there is no guarantee that the swap market will continue to provide liquidity.

Changes in the credit quality of a company that serves as the Series counterparty with respect to the Currency Hedge Contract will affect the value of that instrument. A decline in the creditworthiness of the counterparty may impair the value of that counterparty’s Currency Hedge Contract with the Series, which could result in the loss of all value of the Currency Hedge Contract. By using a swap, the Series assumes the risk that its counterparty could experience financial hardships. In the event of the insolvency of the counterparty, the Series may sustain losses or be unable to liquidate the swap position. Counterparty risk may be somewhat mitigated by the fact that mark-to-market payments are made on a daily basis. The Series intends to have only one counterparty, which will expose the Series to greater counterparty risk and the Series may be unable to enter into the Currency Hedge Contract on favorable terms, potentially preventing the Series from achieving its investment objective. The Series is subject to liquidity risk if the Series is required to reserve its assets against its exposure under the Currency Hedge Contract.

Compared to other types of investments, derivatives, such as the Currency Hedge Contract, may be harder to value and may also be less tax efficient. The Series is subject to valuation risk as it may improperly value the Currency Hedge Contract if market quotations are unavailable. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Series taxable income or gains, and may limit or prevent the Series from using the Currency Hedge Contract as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Series to change its investment strategy.

LVMH Moet Hennessy Louis Vuitton SE ADRhedged(TM) | Risk Of Investing In Depositary Receipts Risk Member
Prospectus [Line Items]
Risk [Text Block]
Risk of Investing in Depositary Receipts. ADRs involve risk not experienced when investing directly in the equity securities of an issuer. Changes in foreign currency exchange rates affect the value of ADRs and, therefore, may affect the value of the Series portfolio, although the Series enters into the Currency Hedge Contract to seek to minimize the impact of fluctuations in the foreign currency exchange rate. Although the ADRs in which the Series invests will be listed on U.S. over-the-counter markets, there can be no assurance that a market for these securities will be made or maintained or that any such market will be or remain liquid.

ADRs may be subject to some of the same risks as direct investment in foreign companies, which includes international trade, currency, political, regulatory and diplomatic risks. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary’s transaction fees. Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the depositary’s transaction fees are paid directly by the ADR holders. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through. There is also no guarantee that a financial institution will continue to sponsor a particular ADR. As a result, the Series may have difficulty selling securities if it needs to do so, or selling them quickly and efficiently at the prices at which they have been valued. The depositary bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest, and processing corporate actions. A Series would be expected to pay a share of the additional fees, which it would not pay if investing directly in the foreign securities. In addition, the underlying issuers of certain depositary receipts are under no obligation to distribute Shareholder communications or pass through any voting rights with respect to the deposited securities to the holders of such receipts. The Series may therefore receive less timely information or have less control than if it invested directly in the foreign issuer.
To the extent the Manager of the Series determines that material information about the Company underlying the ADRs is not available in English and generally made available to the public in a manner described above in the Principal Investment Strategies, investors in the Series may not be able to gather information on which to make investment decisions. In such circumstances, the Adviser will advise the Board of Trustees of the Series of the circumstances, and the Board may make a determination to cease operations of the Series. In such circumstances, the Series may distribute the underlying ADRs in kind to shareholders, the Fund may liquidate the positions and distribute cash to shareholders, or the Board may take such other actions as it deems most appropriate for, and in the best of, shareholders under the circumstances.
LVMH Moet Hennessy Louis Vuitton SE ADRhedged(TM) | Risks Of Investing In Unsponsored Depositary Receipts Risk Member
Prospectus [Line Items]
Risk [Text Block]
Risks of Investing in Unsponsored Depositary Receipts. Unsponsored ADRs carry specific risks compared to sponsored ADRs. Here are some key risks to consider:

•Lack of Control by the Foreign Company: Unsponsored ADRs are issued without the involvement or consent of the foreign company, which means the company may not provide timely or accurate financial information, potentially leading to a lack of transparency.
•Limited Information: Since the foreign issuer is not directly involved, the level of financial disclosure and corporate governance might be lower. Investors may not have access to crucial information that would be available with a sponsored ADR.
•Liquidity Issues: Unsponsored ADRs can have lower trading volumes compared to sponsored ADRs, which might lead to wider bid-ask spreads and difficulties in executing trades.
•Exchange Rate Risk: Like all foreign investments, unsponsored ADRs are subject to currency risk. Fluctuations in the exchange rate can significantly impact the value of the investment.
•Regulatory Risks: Different regulatory environments may affect the company's operations and financial health. Unsponsored ADRs may not comply with the same regulatory standards as sponsored ADRs. The regulatory requirements applicable to a foreign issuer may be different than those of the United States, and as a result, the frequency and level of detail of disclosure about the operations of such an issuer may be less than the requirements imposed on issuers whose securities are registered in the United States.
•Potential for Higher Volatility: Due to lower liquidity and less oversight, unsponsored ADRs may experience higher price volatility.

LVMH Moet Hennessy Louis Vuitton SE ADRhedged(TM) | Risks Of Investing In Unsponsored Depositary Receipts, Lack Of Control By The Foreign Company Risk Member
Prospectus [Line Items]
Risk [Text Block]	Lack of Control by the Foreign Company: Unsponsored ADRs are issued without the involvement or consent of the foreign company, which means the company may not provide timely or accurate financial information, potentially leading to a lack of transparency.
LVMH Moet Hennessy Louis Vuitton SE ADRhedged(TM) | Risks Of Investing In Unsponsored Depositary Receipts, Limited Information Risk Member
Prospectus [Line Items]
Risk [Text Block]	Limited Information: Since the foreign issuer is not directly involved, the level of financial disclosure and corporate governance might be lower. Investors may not have access to crucial information that would be available with a sponsored ADR.
LVMH Moet Hennessy Louis Vuitton SE ADRhedged(TM) | Risks Of Investing In Unsponsored Depositary Receipts, Liquidity Issues Risk Member
Prospectus [Line Items]
Risk [Text Block]	Liquidity Issues: Unsponsored ADRs can have lower trading volumes compared to sponsored ADRs, which might lead to wider bid-ask spreads and difficulties in executing trades.
LVMH Moet Hennessy Louis Vuitton SE ADRhedged(TM) | Risks Of Investing In Unsponsored Depositary Receipts, Exchange Rate Risk Member
Prospectus [Line Items]
Risk [Text Block]	Exchange Rate Risk: Like all foreign investments, unsponsored ADRs are subject to currency risk. Fluctuations in the exchange rate can significantly impact the value of the investment.
LVMH Moet Hennessy Louis Vuitton SE ADRhedged(TM) | Risks Of Investing In Unsponsored Depositary Receipts, Regulatory Risks Member
Prospectus [Line Items]
Risk [Text Block]	Regulatory Risks: Different regulatory environments may affect the company's operations and financial health. Unsponsored ADRs may not comply with the same regulatory standards as sponsored ADRs. The regulatory requirements applicable to a foreign issuer may be different than those of the United States, and as a result, the frequency and level of detail of disclosure about the operations of such an issuer may be less than the requirements imposed on issuers whose securities are registered in the United States.
LVMH Moet Hennessy Louis Vuitton SE ADRhedged(TM) | Risks Of Investing In Unsponsored Depositary Receipts, Potential For Higher Volatility Risk Member
Prospectus [Line Items]
Risk [Text Block]	Potential for Higher Volatility: Due to lower liquidity and less oversight, unsponsored ADRs may experience higher price volatility.
LVMH Moet Hennessy Louis Vuitton SE ADRhedged(TM) | Tax Risk Member
Prospectus [Line Items]
Risk [Text Block]
Tax Risk. The Series intends to take the position that it will be treated as a grantor trust for U.S. federal income tax purposes. Assuming such treatment is respected, the Series will not be subject to U.S. federal income tax. Rather, a pro rata portion of the Series income, gain, losses and deductions will “flow through” to each beneficial owner of Shares (“Shareholder”). The Series has not requested and will not request an advance ruling from the U.S. Internal Revenue Service (“IRS”) as to its status as a grantor trust. If the Series fails to qualify as a grantor trust for any year (subject to any available curative measures), the Series likely will be subject to regular corporate level U.S. federal income tax in that year on all of its taxable income, regardless of whether the Series makes any distributions to its Shareholders.

LVMH Moet Hennessy Louis Vuitton SE ADRhedged(TM) | Equity Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Equity Securities Risk. The trading price of equity securities, including the prices of Series Shares and ADRs, will fluctuate in response to a variety of factors. These factors include events impacting a single issuer, as well as political, market and economic developments that affect specific market segments and the market as a whole. The Series NAV and market price, like stock prices generally, will fluctuate within a wide range in response to these factors. As a result, an investor could lose money over short or even long periods.

LVMH Moet Hennessy Louis Vuitton SE ADRhedged(TM) | Management Risk Member
Prospectus [Line Items]
Risk [Text Block]
Management Risk. The Series is subject to the risk that the Manager’s investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results.

LVMH Moet Hennessy Louis Vuitton SE ADRhedged(TM) | Market Trading Risk Member
Prospectus [Line Items]
Risk [Text Block]
Market Trading Risk. The Series faces numerous market trading risks, including the potential lack of an active market for Series Shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the
Series. Any of these factors, among others, may lead to the Series Shares trading at a premium or discount to NAV. Thus, you may pay significantly more (or less) than NAV when you buy Shares of the Series in the secondary market, and you may receive significantly less (or more) than NAV when you sell those Shares in the secondary market. The Manager cannot predict whether Shares will trade above (premium), below (discount) or at NAV. An active market for the Series Shares may not develop and market trading may be halted if trading in one or more of the Series underlying securities is halted. The difference in bid and ask prices is often referred to as the "spread" or "bid/ask spread." The bid/ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if the Series Shares have more trading volume and market liquidity and higher if the Series Shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads. In addition, in stressed market conditions, the market for the Series Shares may become less liquid in response to deteriorating liquidity in the markets for the Series underlying portfolio holdings in the ADRs.
LVMH Moet Hennessy Louis Vuitton SE ADRhedged(TM) | Authorized Participant Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]
Authorized Participant Concentration Risk. Only an authorized participant (“Authorized Participant”) may engage in creation or redemption transactions directly with the Series. The Series has a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Series and no other Authorized Participant is able to step forward to create or redeem Creation Units, Series Shares may trade at a discount to NAV and possibly face trading halts and/or delisting. This risk may be more pronounced in volatile markets, potentially where there are significant redemptions in exchange-traded funds generally.

LVMH Moet Hennessy Louis Vuitton SE ADRhedged(TM) | New Series Risk Member
Prospectus [Line Items]
Risk [Text Block]
New Series Risk. As of the date of this prospectus, the Series has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Series market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

LVMH Moet Hennessy Louis Vuitton SE ADRhedged(TM) | Consumer Discretionary Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]	Consumer Discretionary Sector Risk. Because companies in the consumer discretionary sector manufacture products and provide discretionary services directly to the consumer, the success of these companies is tied closely to the performance of the overall domestic and international economy, including the functioning of the global supply chain, interest rates, competition and consumer confidence. Success depends heavily on disposable household income and consumer spending, and may be strongly affected by social trends and marketing campaigns. Also, companies in the consumer discretionary sector may be subject to severe competition, which may have an adverse impact on a company’s profitability. Changes in demographics and consumer tastes also can affect the demand for, and success of, consumer discretionary products in the marketplace.
LVMH Moet Hennessy Louis Vuitton SE ADRhedged(TM) | LVMH Company Risk Member
Prospectus [Line Items]
Risk [Text Block]
LVMH Company Risk. Because the Series only invests in ADRs of the Company and the Currency Hedge Contract, the Series may be adversely affected by the performance of the Company, subject to increased price volatility and more susceptible to adverse economic, market, political or regulatory occurrences affecting the Company. LVMH Moet Hennessy Louis Vuitton SE may perform poorly, causing the value of its securities to decline. Poor performance may be caused by poor management decisions, competitive pressures, changes in technology, consumer health issues, disruptions in supply chain, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors. Issuers may, in times of distress or at their own discretion, decide to reduce or eliminate dividends, which may also cause their stock prices to decline.

LVMH Moet Hennessy Louis Vuitton SE ADRhedged(TM) | LVMH Investing Risk Member
Prospectus [Line Items]
Risk [Text Block]	LVMH Investing Risk. Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole. In addition to the risks associated generally with operating companies and consumer discretionary companies, LVMH faces risks unique to its operations including, among others, overexposure and brand dilution due to excessive accessibility, damage to exclusivity through improper distribution, fluctuations in consumer demand based on economic cycles, dependence on a limited range of iconic products, counterfeiting issues, supply chain disruptions impacting access to high-quality materials, and potential negative impacts on brand image from ethical concerns regarding labor practices in the supply chain; all while maintaining the delicate balance of exclusivity and meeting consumer expectations for high quality and craftsmanship.
LVMH Moet Hennessy Louis Vuitton SE ADRhedged(TM) | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any investment, you could lose all or part of your investment in the Series, and the Series performance could trail that of other investments.
LVMH Moet Hennessy Louis Vuitton SE ADRhedged(TM) | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Series is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
LVMH Moet Hennessy Louis Vuitton SE ADRhedged(TM) | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversification Risk. The Series is non-diversified and holds Portfolio Securities of only one particular issuer. As a result, the Series may have greater volatility than other diversified funds. Because a non-diversified fund may invest a larger percentage of its assets in securities of a single company than diversified funds, the performance of that company can have a substantial impact on Share price.

Mitsubishi UFJ Financial Group, Inc. ADRhedged | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]
Market Risk. The prices of the securities in the Series are subject to the risk associated with investing in the stock market, including sudden and unpredictable drops in value. An investment in the Series may lose money.

Mitsubishi UFJ Financial Group, Inc. ADRhedged | Foreign Market Risk Member
Prospectus [Line Items]
Risk [Text Block]
Foreign Market Risk. Because non-U.S. exchanges such as the Tokyo Stock Exchange may be open on days when the Series does not price its Shares, the value of the underlying securities of the ADRs in the Series portfolio may change on days when Shareholders will not be able to purchase or sell the Series Shares, regardless of whether there is an active U.S. market for Shares.

Mitsubishi UFJ Financial Group, Inc. ADRhedged | Currency Hedging Risk Member
Prospectus [Line Items]
Risk [Text Block]
Currency Hedging Risk.  Because changes in foreign currency exchange rates affect the value of ADRs, the Series enters into the Currency Hedge Contract in order to seek to minimize the impact of fluctuations in the exchange rate between the U.S. dollar and the Local Currency.  While this approach is designed to minimize the impact of currency fluctuations on Series returns, it does not necessarily eliminate the Series exposure to the Local Currency.  Currency hedges are sometimes subject to imperfect matching between the Currency Hedge Contract and the currencies that the contract intends to hedge, and there can be no assurance that the Currency Hedge Contract will be effective.  The return of the Currency Hedge Contract will not perfectly offset the actual fluctuations between the Local Currency and the U.S. dollar.  It is possible that a degree of currency exposure may remain even at the time the Currency Hedge Contract is implemented. The Series may not be able to structure the Currency Hedge Contract as anticipated or the Currency Hedge Contract may not successfully reduce the currency risk from the Portfolio Securities.
Increased volatility of the Portfolio Securities or the U.S. dollar relative to the Local Currency will generally reduce the effectiveness of the Series currency hedging strategy.  Significant differences between U.S. dollar interest rates and the Local Currency interest rates may impact the effectiveness of the Series currency hedging strategy.
While currency hedging can reduce or eliminate losses due to exchange rate changes, it can also reduce or eliminate gains, and the Series bears additional transaction costs in entering into the Currency Hedge Contract.
Mitsubishi UFJ Financial Group, Inc. ADRhedged | Currency Swap Risk Member
Prospectus [Line Items]
Risk [Text Block]
Currency Swap Risk. In order to hedge currency risk, the Series enters into a Currency Hedge Contract. The Currency Hedge Contract is subject to market risk, risk of default by the other party to the transaction, known as “counterparty risk,” and risk of imperfect correlation between profit or loss on the Currency Hedge Contract and the underlying currency exchange rate. The Currency Hedge Contract does not involve the delivery of the underlying currencies. Accordingly, the risk of loss with respect to the Currency Hedge Contract generally is limited to the net amount of payments that the Series is contractually obligated to make, or in the case of the other party to the Currency Hedge Contract defaulting, the net amount of payments that the Series is contractually entitled to receive. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid; however there is no guarantee that the swap market will continue to provide liquidity.

Changes in the credit quality of a company that serves as the Series counterparty with respect to the Currency Hedge Contract will affect the value of that instrument. A decline in the creditworthiness of the counterparty may impair the value of that counterparty’s Currency Hedge Contract with the Series, which could result in the loss of all value of the Currency Hedge Contract. By using a swap, the Series assumes the risk that its counterparty could experience financial hardships. In the event of the insolvency of the counterparty, the Series may sustain losses or be unable to liquidate the swap position. Counterparty risk may be somewhat mitigated by the fact that mark-to-market payments are made on a daily basis. The Series intends to have only one counterparty, which will expose the Series to greater counterparty risk and the Series may be unable to enter into the Currency Hedge Contract on favorable terms, potentially preventing the Series from achieving its investment objective. The Series is subject to liquidity risk if the Series is required to reserve its assets against its exposure under the Currency Hedge Contract.

Compared to other types of investments, derivatives, such as the Currency Hedge Contract, may be harder to value and may also be less tax efficient. The Series is subject to valuation risk as it may improperly value the Currency Hedge Contract if market quotations are unavailable. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Series taxable income or gains, and may limit or prevent the Series from using the Currency Hedge Contract as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Series to change its investment strategy.

Mitsubishi UFJ Financial Group, Inc. ADRhedged | Risk Of Investing In Depositary Receipts Risk Member
Prospectus [Line Items]
Risk [Text Block]
Risk of Investing in Depositary Receipts. ADRs involve risk not experienced when investing directly in the equity securities of an issuer. Changes in foreign currency exchange rates affect the value of ADRs and, therefore, may affect the value of a Series portfolio, although the Series enter into the Currency Hedge Contract to seek to minimize the impact of fluctuations in the foreign currency exchange rate. Although the ADRs in which the Series invest will be listed on major U.S. exchanges, there can be no assurance that a market for these securities will be made or maintained or that any such market will be or remain liquid. There is also no guarantee that a financial institution will continue to sponsor a particular ADR. As a result, the Series may have difficulty selling securities, or selling them quickly and efficiently at the prices at which they have been valued. The depositary bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest, and processing corporate actions. A Series would be expected to pay a share of the additional fees, which it would not pay if investing directly in the foreign securities. Moreover, the price at which the Series securities may be sold and the value of the Series Shares may be adversely affected if trading markets for ADRs are limited or absent or if bid/ask spreads are wide. In addition, the underlying issuers of certain depositary receipts are under no obligation to distribute Shareholder communications or pass through any voting rights with respect to the deposited securities to the holders of such receipts. A Series may therefore receive less timely information or have less control than if it invested directly in the foreign issuer.

Mitsubishi UFJ Financial Group, Inc. ADRhedged | Tax Risk Member
Prospectus [Line Items]
Risk [Text Block]	Tax Risk. The Series intends to take the position that it will be treated as a grantor trust for U.S. federal income tax purposes. Assuming such treatment is respected, the Series will not be subject to U.S. federal income tax. Rather, a pro rata portion of the Series income, gain, losses and deductions will “flow through” to each beneficial owner of Shares (“Shareholder”). The Series has not requested and will not request an advance ruling from the U.S. Internal Revenue Service (“IRS”) as to its status as a grantor trust. If the Series fails to qualify as a grantor trust for any year (subject to any available curative measures), the Series likely will be subject to regular corporate level U.S. federal income tax in that year on all of its taxable income, regardless of whether the Series makes any distributions to its Shareholders.
Mitsubishi UFJ Financial Group, Inc. ADRhedged | Equity Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Equity Securities Risk. The trading price of equity securities, including the prices of Series Shares and ADRs, will fluctuate in response to a variety of factors. These factors include events impacting a single issuer, as well as political, market and economic developments that affect specific market segments and the market as a whole. The Series NAV and market price, like stock prices generally, will fluctuate within a wide range in response to these factors. As a result, an investor could lose money over short or even long periods.

Mitsubishi UFJ Financial Group, Inc. ADRhedged | Management Risk Member
Prospectus [Line Items]
Risk [Text Block]
Management Risk. The Series is subject to the risk that the Manager’s investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results.

Mitsubishi UFJ Financial Group, Inc. ADRhedged | Market Trading Risk Member
Prospectus [Line Items]
Risk [Text Block]
Market Trading Risk. The Series faces numerous market trading risks, including the potential lack of an active market for Series Shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Series. Any of these factors, among others, may lead to the Series Shares trading at a premium or discount to NAV. Thus, you may pay significantly more (or less) than NAV when you buy Shares of the Series in the secondary market, and you may receive significantly less (or more) than NAV when you sell those Shares in the secondary market.  The Manager cannot predict whether Shares will trade above (premium), below (discount) or at NAV.  An active market for the Series Shares may not develop and market trading may be halted if trading in one or more of the Series underlying securities is halted. The difference in bid and ask prices is often referred to as the "spread" or "bid/ask spread." The bid/ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if the Series Shares have more trading volume and market liquidity and higher if the Series Shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads. In addition, in stressed market conditions, the market for the Series Shares may become less liquid in response to deteriorating liquidity in the markets for the Series underlying portfolio holdings in the ADRs.

Mitsubishi UFJ Financial Group, Inc. ADRhedged | Authorized Participant Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]
Authorized Participant Concentration Risk. Only an authorized participant (“Authorized Participant”) may engage in creation or redemption transactions directly with the Series.  The Series has a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Series and no other Authorized Participant is able to step forward to create or redeem Creation Units, Series Shares may trade at a discount to NAV and possibly face trading halts and/or delisting. This risk may be more pronounced in volatile markets, potentially where there are significant redemptions in exchange-traded funds generally.

Mitsubishi UFJ Financial Group, Inc. ADRhedged | New Series Risk Member
Prospectus [Line Items]
Risk [Text Block]
New Series Risk. As of the date of this prospectus, the Series has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Series market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

Mitsubishi UFJ Financial Group, Inc. ADRhedged | Issuer Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]
Issuer Concentration Risk. Because the Series only invests in the ADRs of the Company and the Currency Hedge Contract, the Series may be adversely affected by the performance of the Company, subject to increased price volatility and more susceptible to adverse economic, market, political or regulatory occurrences affecting the Company, the banking industry or Japan. Any issuer may perform poorly, causing the value of its securities to decline. Poor performance may be caused by poor management decisions, competitive pressures, changes in technology, disruptions in supply, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors. Issuers may, in times of distress or at their own discretion, decide to reduce or eliminate dividends, which may also cause their stock prices to decline.

Mitsubishi UFJ Financial Group, Inc. ADRhedged | Banking Industry Risk Member
Prospectus [Line Items]
Risk [Text Block]
Banking Industry Risk. Companies within the banking industry can be significantly affected by extensive governmental regulation, which may limit both the amounts and types of loans and other financial commitments they can make and the interest rates and fees they can charge and amount of capital they must maintain. Profitability is largely dependent on the availability and cost of capital funds and can fluctuate significantly when interest rates change. Credit losses resulting from financial difficulties of borrowers can negatively impact the sector. Banks may also be subject to severe price competition. These risks can be exacerbated if a particular region in which a bank operates experiences economic decline. The regional banking industry is highly competitive and thus, failure to maintain or increase market share may result in regional bank failures or mergers with larger, or multi-national banks.

Mitsubishi UFJ Financial Group, Inc. ADRhedged | Risks Of Investing In Japan Member
Prospectus [Line Items]
Risk [Text Block]
Risks of Investing in Japan. The risks of investing in the securities of a Japanese company include risks of natural disasters, lack of natural resources, reliance on trading partners (including the United States and Asian and European economies), national security, unpredictable political climate, large government debt, currency fluctuation and an aging labor force. The realization of such risks could have a negative impact on the value of securities of Japanese companies.

Mitsubishi UFJ Financial Group, Inc. ADRhedged | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any investment, you could lose all or part of your investment in the Series, and the Series performance could trail that of other investments.
Mitsubishi UFJ Financial Group, Inc. ADRhedged | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Series is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Mitsubishi UFJ Financial Group, Inc. ADRhedged | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversification Risk. The Series is non-diversified and holds Portfolio Securities of only one particular issuer.  As a result, the Series may have greater volatility than other diversified funds. Because a non-diversified fund may invest a larger percentage of its assets in securities of a single company than diversified funds, the performance of that company can have a substantial impact on Share price.

Mizuho Financial Group Inc. ADRhedged(TM) | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]
Market Risk. The prices of the securities in the Series are subject to the risk associated with investing in the stock market, including sudden and unpredictable drops in value. An investment in the Series may lose money.

Mizuho Financial Group Inc. ADRhedged(TM) | Risk Of Investing In France Member
Prospectus [Line Items]
Risk [Text Block]
Risks of Investing in Japan. The risks of investing in the securities of a Japanese company include risks of natural disasters, lack of natural resources, reliance on trading partners (including the United States and Asian and European economies), national security, unpredictable political climate, large government debt, currency fluctuation and an aging labor force. The realization of such risks could have a negative impact on the value of securities of Japanese companies.

Mizuho Financial Group Inc. ADRhedged(TM) | Foreign Market Risk Member
Prospectus [Line Items]
Risk [Text Block]
Foreign Market Risk. Because non-U.S. exchanges such as the Tokyo Stock Exchange may be open on days when the Series does not price its Shares, the value of the underlying securities of the ADRs in the Series portfolio may change on days when Shareholders will not be able to purchase or sell the Series Shares, regardless of whether there is an active U.S. market for Shares.

Mizuho Financial Group Inc. ADRhedged(TM) | Currency Hedging Risk Member
Prospectus [Line Items]
Risk [Text Block]
Currency Hedging Risk. Because changes in foreign currency exchange rates affect the value of ADRs, the Series enters into the Currency Hedge Contract in order to seek to minimize the impact of fluctuations in the exchange rate between the U.S. dollar and the Local Currency. While this approach is designed to minimize the impact of currency fluctuations on Series returns, it does not necessarily eliminate the Series exposure to the Local Currency. Currency hedges are sometimes subject to imperfect matching between the Currency Hedge Contract and the currencies that the contract intends to hedge, and there can be no assurance that the Currency Hedge Contract will be effective. The return of the Currency Hedge Contract will not perfectly offset the actual fluctuations between the Local Currency and the U.S. dollar. It is possible that a degree of currency exposure may remain even at the time the Currency Hedge Contract is implemented. The Series may not be able to structure the Currency Hedge Contract as anticipated or the Currency Hedge Contract may not successfully reduce the currency risk from the Portfolio Securities.

Increased volatility of the Portfolio Securities or the U.S. dollar relative to the Local Currency will generally reduce the effectiveness of the Series currency hedging strategy. Significant differences between U.S. dollar interest rates and the Local Currency interest rates may impact the effectiveness of the Series currency hedging strategy.
While currency hedging can reduce or eliminate losses due to exchange rate changes, it can also reduce or eliminate gains, and the Series bears additional transaction costs in entering into the Currency Hedge Contract.
Mizuho Financial Group Inc. ADRhedged(TM) | Currency Swap Risk Member
Prospectus [Line Items]
Risk [Text Block]
Currency Swap Risk. In order to hedge currency risk, the Series enters into a Currency Hedge Contract. The Currency Hedge Contract is subject to market risk, risk of default by the other party to the transaction, known as “counterparty risk,” and risk of imperfect correlation between profit or loss on the Currency Hedge Contract and the underlying currency exchange rate. The Currency Hedge Contract does not involve the delivery of the underlying currencies. Accordingly, the risk of loss with respect to the Currency Hedge Contract generally is limited to the net amount of payments that the Series is contractually obligated to make, or in the case of the other party to the Currency Hedge Contract defaulting, the net amount of payments that the Series is contractually entitled to receive. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid; however there is no guarantee that the swap market will continue to provide liquidity.

Changes in the credit quality of a company that serves as the Series counterparty with respect to the Currency Hedge Contract will affect the value of that instrument. A decline in the creditworthiness of the counterparty may impair the value of that counterparty’s Currency Hedge Contract with the Series, which could result in the loss of all value of the Currency Hedge Contract. By using a swap, the Series assumes the risk that its counterparty could experience financial hardships. In the event of the insolvency of the counterparty, the Series may sustain losses or be unable to liquidate the swap position. Counterparty risk may be somewhat mitigated by the fact that mark-to-market payments are made on a daily basis. The Series intends to have only one counterparty, which will expose the Series to greater counterparty risk and the Series may be unable to enter into the Currency Hedge Contract on favorable terms, potentially preventing the Series from achieving its investment objective. The Series is subject to liquidity risk if the Series is required to reserve its assets against its exposure under the Currency Hedge Contract.

Compared to other types of investments, derivatives, such as the Currency Hedge Contract, may be harder to value and may also be less tax efficient. The Series is subject to valuation risk as it may improperly value the Currency Hedge Contract if market quotations are unavailable. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Series taxable income or gains, and may limit or prevent the Series from using the Currency Hedge Contract as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Series to change its investment strategy.

Mizuho Financial Group Inc. ADRhedged(TM) | Risk Of Investing In Depositary Receipts Risk Member
Prospectus [Line Items]
Risk [Text Block]
Risk of Investing in Depositary Receipts. ADRs involve risk not experienced when investing directly in the equity securities of an issuer. Changes in foreign currency exchange rates affect the value of ADRs and, therefore, may affect the value of the Series portfolio, although the Series enters into the Currency Hedge Contract to seek to minimize the impact of fluctuations in the foreign currency exchange rate. Although the ADRs in which the Series invests will be listed on major U.S. exchanges, there can be no assurance that a market for these securities will be made or maintained or that any such market will be or remain liquid. There is also no guarantee that a financial institution will continue to sponsor a particular ADR. As a result, the Series may have difficulty selling securities if it needs to do so, or selling them quickly and efficiently at the prices at which they have been valued. The depositary bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest, and processing corporate actions. A Series would be expected to pay a share of the additional fees, which it would not pay if investing directly in the foreign securities. In addition, the underlying issuers of certain depositary receipts are under no obligation to distribute Shareholder communications or pass through any voting rights with respect to the deposited securities to the holders of such receipts. The Series may therefore receive less timely information or have less control than if it invested directly in the foreign issuer.

Mizuho Financial Group Inc. ADRhedged(TM) | Tax Risk Member
Prospectus [Line Items]
Risk [Text Block]
Tax Risk. The Series intends to take the position that it will be treated as a grantor trust for U.S. federal income tax purposes. Assuming such treatment is respected, the Series will not be subject to U.S. federal income tax. Rather, a pro rata portion of the Series income, gain, losses and deductions will “flow through” to each beneficial owner of Shares (“Shareholder”). The Series has not requested and will not request an advance ruling from the U.S. Internal Revenue Service (“IRS”) as to its status as a grantor trust. If the Series fails to qualify as a grantor trust for any year (subject to any available curative measures), the Series likely will be subject to regular corporate level U.S. federal income tax in that year on all of its taxable income, regardless of whether the Series makes any distributions to its Shareholders.

Mizuho Financial Group Inc. ADRhedged(TM) | Equity Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Equity Securities Risk. The trading price of equity securities, including the prices of Series Shares and ADRs, will fluctuate in response to a variety of factors. These factors include events impacting a single issuer, as well as political, market and economic developments that affect specific market segments and the market as a whole. The Series NAV and market price, like stock prices generally, will fluctuate within a wide range in response to these factors. As a result, an investor could lose money over short or even long periods.

Mizuho Financial Group Inc. ADRhedged(TM) | Management Risk Member
Prospectus [Line Items]
Risk [Text Block]
Management Risk. The Series is subject to the risk that the Manager’s investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results.

Mizuho Financial Group Inc. ADRhedged(TM) | Market Trading Risk Member
Prospectus [Line Items]
Risk [Text Block]	Market Trading Risk. The Series faces numerous market trading risks, including the potential lack of an active market for Series Shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Series. Any of these factors, among others, may lead to the Series Shares trading at a premium or discount to NAV. Thus, you may pay significantly more (or less) than NAV when you buy Shares of the Series in the secondary market, and you may receive significantly less (or more) than NAV when you sell those Shares in the secondary market. The Manager cannot predict whether Shares will trade above (premium), below (discount) or at NAV. An active market for the Series Shares may not develop and market trading may be halted if trading in one or more of the Series underlying securities is halted. The difference in bid and ask prices is often referred to as the "spread" or "bid/ask spread." The bid/ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if the Series Shares have more trading volume and market liquidity and higher if the Series Shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads. In addition, in stressed market conditions, the market for the Series Shares may become less liquid in response to deteriorating liquidity in the markets for the Series underlying portfolio holdings in the ADRs.
Mizuho Financial Group Inc. ADRhedged(TM) | Authorized Participant Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]
Authorized Participant Concentration Risk. Only an authorized participant (“Authorized Participant”) may engage in creation or redemption transactions directly with the Series. The Series has a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Series and no other Authorized Participant is able to step forward to create or redeem Creation Units, Series Shares may trade at a discount to NAV and possibly face trading halts and/or delisting. This risk may be more pronounced in volatile markets, potentially where there are significant redemptions in exchange-traded funds generally.

Mizuho Financial Group Inc. ADRhedged(TM) | New Series Risk Member
Prospectus [Line Items]
Risk [Text Block]
New Series Risk. As of the date of this prospectus, the Series has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Series market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

Mizuho Financial Group Inc. ADRhedged(TM) | Issuer Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]
Issuer Concentration Risk. Because the Series only invests in ADRs of the Company and the Currency Hedge Contract, the Series may be adversely affected by the performance of the Company, subject to increased price volatility and more susceptible to adverse economic, market, political or regulatory occurrences affecting the Company. Any issuer may perform poorly, causing the value of its securities to decline. Poor performance may be caused by poor management decisions, competitive pressures, changes in technology, disruptions in supply, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors. Issuers may, in times of distress or at their own discretion, decide to reduce or eliminate dividends, which may also cause their stock prices to decline.

Mizuho Financial Group Inc. ADRhedged(TM) | Banking Industry Risk Member
Prospectus [Line Items]
Risk [Text Block]
Banking Industry Risk. Companies within the banking industry can be significantly affected by extensive governmental regulation, which may limit both the amounts and types of loans and other financial commitments they can make and the interest rates and fees they can charge and amount of capital they must maintain. Profitability is largely dependent on the availability and cost of capital funds and can fluctuate significantly when interest rates change. Credit losses resulting from financial difficulties of borrowers can negatively impact the sector. Banks may also be subject to severe price competition. These risks can be exacerbated if a particular region in which a bank operates experiences economic decline. The regional banking industry is highly competitive and thus, failure to maintain or increase market share may result in regional bank failures or mergers with larger, or multi-national banks.

Mizuho Financial Group Inc. ADRhedged(TM) | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any investment, you could lose all or part of your investment in the Series, and the Series performance could trail that of other investments.
Mizuho Financial Group Inc. ADRhedged(TM) | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Series is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Mizuho Financial Group Inc. ADRhedged(TM) | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversification Risk. The Series is non-diversified and holds Portfolio Securities of only one particular issuer. As a result, the Series may have greater volatility than other diversified funds. Because a non-diversified fund may invest a larger percentage of its assets in securities of a single company than diversified funds, the performance of that company can have a substantial impact on Share price.

National Grid plc ADRhedged(TM) | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]
Market Risk. The prices of the securities in the Series are subject to the risk associated with investing in the stock market, including sudden and unpredictable drops in value. An investment in the Series may lose money.

National Grid plc ADRhedged(TM) | Foreign Market Risk Member
Prospectus [Line Items]
Risk [Text Block]
Foreign Market Risk. Because non-U.S. exchanges such as the London Stock Exchange may be open on days when the Series does not price its Shares, the value of the underlying securities of the ADRs in the Series portfolio may change on days when Shareholders will not be able to purchase or sell the Series Shares, regardless of whether there is an active U.S. market for Shares.

National Grid plc ADRhedged(TM) | Currency Hedging Risk Member
Prospectus [Line Items]
Risk [Text Block]
Currency Hedging Risk. Because changes in foreign currency exchange rates affect the value of ADRs, the Series enters into the Currency Hedge Contract in order to seek to minimize the impact of fluctuations in the exchange rate between the U.S. dollar and the
Local Currency. While this approach is designed to minimize the impact of currency fluctuations on Series returns, it does not necessarily eliminate the Series exposure to the Local Currency. Currency hedges are sometimes subject to imperfect matching between the Currency Hedge Contract and the currencies that the contract intends to hedge, and there can be no assurance that the Currency Hedge Contract will be effective. The return of the Currency Hedge Contract will not perfectly offset the actual fluctuations between the Local Currency and the U.S. dollar. It is possible that a degree of currency exposure may remain even at the time the Currency Hedge Contract is implemented. The Series may not be able to structure the Currency Hedge Contract as anticipated or the Currency Hedge Contract may not successfully reduce the currency risk from the Portfolio Securities.

Increased volatility of the Portfolio Securities or the U.S. dollar relative to the Local Currency will generally reduce the effectiveness of the Series currency hedging strategy. Significant differences between U.S. dollar interest rates and the Local Currency interest rates may impact the effectiveness of the Series currency hedging strategy.
While currency hedging can reduce or eliminate losses due to exchange rate changes, it can also reduce or eliminate gains, and the Series bears additional transaction costs in entering into the Currency Hedge Contract.
National Grid plc ADRhedged(TM) | Currency Swap Risk Member
Prospectus [Line Items]
Risk [Text Block]
Currency Swap Risk. In order to hedge currency risk, the Series enters into a Currency Hedge Contract. The Currency Hedge Contract is subject to market risk, risk of default by the other party to the transaction, known as “counterparty risk,” and risk of imperfect correlation between profit or loss on the Currency Hedge Contract and the underlying currency exchange rate. The Currency Hedge Contract does not involve the delivery of the underlying currencies. Accordingly, the risk of loss with respect to the Currency Hedge Contract generally is limited to the net amount of payments that the Series is contractually obligated to make, or in the case of the other party to the Currency Hedge Contract defaulting, the net amount of payments that the Series is contractually entitled to receive. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid; however there is no guarantee that the swap market will continue to provide liquidity.

Changes in the credit quality of a company that serves as the Series counterparty with respect to the Currency Hedge Contract will affect the value of that instrument. A decline in the creditworthiness of the counterparty may impair the value of that counterparty’s Currency Hedge Contract with the Series, which could result in the loss of all value of the Currency Hedge Contract. By using a swap, the Series assumes the risk that its counterparty could experience financial hardships. In the event of the insolvency of the counterparty, the Series may sustain losses or be unable to liquidate the swap position. Counterparty risk may be somewhat mitigated by the fact that mark-to-market payments are made on a daily basis. The Series intends to have only one counterparty, which will expose the Series to greater counterparty risk and the Series may be unable to enter into the Currency Hedge Contract on favorable terms, potentially preventing the Series from achieving its investment objective. The Series is subject to liquidity risk if the Series is required to reserve its assets against its exposure under the Currency Hedge Contract.

Compared to other types of investments, derivatives, such as the Currency Hedge Contract, may be harder to value and may also be less tax efficient. The Series is subject to valuation risk as it may improperly value the Currency Hedge Contract if market quotations are unavailable. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Series taxable income or gains, and may limit or prevent the Series from using the Currency Hedge Contract as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Series to change its investment strategy.

National Grid plc ADRhedged(TM) | Risk Of Investing In Depositary Receipts Risk Member
Prospectus [Line Items]
Risk [Text Block]
Risk of Investing in Depositary Receipts. ADRs involve risk not experienced when investing directly in the equity securities of an issuer. Changes in foreign currency exchange rates affect the value of ADRs and, therefore, may affect the value of the Series portfolio, although the Series enters into the Currency Hedge Contract to seek to minimize the impact of fluctuations in the foreign currency exchange rate. Although the ADRs in which the Series invests will be listed on major U.S. exchanges, there can be no assurance that a market for these securities will be made or maintained or that any such market will be or remain liquid. There is also no guarantee that a financial institution will continue to sponsor a particular ADR. As a result, the Series may have difficulty selling securities if it needs to do so, or selling them quickly and efficiently at the prices at which they have been valued. The depositary bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest, and processing corporate actions. A Series would be expected to pay a share of the additional fees, which it would not pay if investing directly in the foreign securities. In addition, the underlying issuers of certain depositary receipts are under no obligation to distribute Shareholder communications or pass through any voting rights with respect to the deposited securities to the holders of such receipts. The Series may therefore receive less timely information or have less control than if it invested directly in the foreign issuer.

National Grid plc ADRhedged(TM) | Tax Risk Member
Prospectus [Line Items]
Risk [Text Block]
Tax Risk. The Series intends to take the position that it will be treated as a grantor trust for U.S. federal income tax purposes. Assuming such treatment is respected, the Series will not be subject to U.S. federal income tax. Rather, a pro rata portion of the Series income, gain, losses and deductions will “flow through” to each beneficial owner of Shares (“Shareholder”). The Series has not requested and will not request an advance ruling from the U.S. Internal Revenue Service (“IRS”) as to its status as a grantor trust. If the Series fails to qualify as a grantor trust for any year (subject to any available curative measures), the Series likely will be subject to regular corporate level U.S. federal income tax in that year on all of its taxable income, regardless of whether the Series makes any distributions to its Shareholders.

National Grid plc ADRhedged(TM) | Equity Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Equity Securities Risk. The trading price of equity securities, including the prices of Series Shares and ADRs, will fluctuate in response to a variety of factors. These factors include events impacting a single issuer, as well as political, market and economic developments that affect specific market segments and the market as a whole. The Series NAV and market price, like stock prices generally, will fluctuate within a wide range in response to these factors. As a result, an investor could lose money over short or even long periods.

National Grid plc ADRhedged(TM) | Management Risk Member
Prospectus [Line Items]
Risk [Text Block]
Management Risk. The Series is subject to the risk that the Manager’s investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results.

National Grid plc ADRhedged(TM) | Market Trading Risk Member
Prospectus [Line Items]
Risk [Text Block]	Market Trading Risk. The Series faces numerous market trading risks, including the potential lack of an active market for Series Shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Series. Any of these factors, among others, may lead to the Series Shares trading at a premium or discount to NAV. Thus, you may pay significantly more (or less) than NAV when you buy Shares of the Series in the secondary market, and you may receive significantly less (or more) than NAV when you sell those Shares in the secondary market. The Manager cannot predict whether Shares will trade above (premium), below (discount) or at NAV. An active market for the Series Shares may not develop and market trading may be halted if trading in one or more of the Series underlying securities is halted. The difference in bid and ask prices is often referred to as the "spread" or "bid/ask spread." The bid/ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if the Series Shares have more trading volume and market liquidity and higher if the Series Shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads. In addition, in stressed market conditions, the market for the Series Shares may become less liquid in response to deteriorating liquidity in the markets for the Series underlying portfolio holdings in the ADRs.
National Grid plc ADRhedged(TM) | Authorized Participant Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]
Authorized Participant Concentration Risk. Only an authorized participant (“Authorized Participant”) may engage in creation or redemption transactions directly with the Series. The Series has a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Series and no other Authorized Participant is able to step forward to create or redeem Creation Units, Series Shares may trade at a discount to NAV and possibly face trading halts and/or delisting. This risk may be more pronounced in volatile markets, potentially where there are significant redemptions in exchange-traded funds generally.

National Grid plc ADRhedged(TM) | New Series Risk Member
Prospectus [Line Items]
Risk [Text Block]
New Series Risk. As of the date of this prospectus, the Series has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Series market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

National Grid plc ADRhedged(TM) | Issuer Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]
Issuer Concentration Risk. Because the Series only invests in ADRs of the Company and the Currency Hedge Contract, the Series may be adversely affected by the performance of the Company, subject to increased price volatility and more susceptible to adverse economic, market, political or regulatory occurrences affecting the Company. Any issuer may perform poorly, causing the value of its securities to decline. Poor performance may be caused by poor management decisions, competitive pressures, changes in technology, disruptions in supply, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors. Issuers may, in times of distress or at their own discretion, decide to reduce or eliminate dividends, which may also cause their stock prices to decline.

National Grid plc ADRhedged(TM) | Risks Of Investing In The United Kingdom (“UK”) Risk Member
Prospectus [Line Items]
Risk [Text Block]
Risks of Investing in the United Kingdom (“UK”). The UK, of which England is a part, has one of the largest economies in Europe, and the United States and other European countries are substantial trading partners of the UK. As a result, the British economy may be impacted by changes to the economic condition of the United States and other European countries. The British economy, along with certain other European Union (“EU”) economies, experienced a significant economic slowdown during the recent financial crisis, and certain British financial institutions suffered significant losses, were severely under-capitalized and required government intervention to survive. The British economy relies heavily on the export of financial services to the United States and other European countries and, therefore, a prolonged slowdown in the financial services sector may have a negative impact on the British economy. Continued governmental involvement or control in certain sectors may stifle competition in certain sectors or cause adverse effects on economic growth.

National Grid plc ADRhedged(TM) | Utility Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]
Utility Companies Risk. The utilities sector is generally subject to significant government regulation and oversight, including restrictions on rates as well as environmental and other regulations. Utility companies also may face risks related to, among other things, natural disasters, cyber or other attacks, capital project funding, energy price volatility and increased competition.

National Grid plc ADRhedged(TM) | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any investment, you could lose all or part of your investment in the Series, and the Series performance could trail that of other investments.
National Grid plc ADRhedged(TM) | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Series is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
National Grid plc ADRhedged(TM) | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversification Risk. The Series is non-diversified and holds Portfolio Securities of only one particular issuer. As a result, the Series may have greater volatility than other diversified funds. Because a non-diversified fund may invest a larger percentage of its assets in securities of a single company than diversified funds, the performance of that company can have a substantial impact on Share price.

Nestle SA ADRhedged(TM) | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]
Market Risk. The prices of the securities in the Series are subject to the risk associated with investing in the stock market, including sudden and unpredictable drops in value. An investment in the Series may lose money.

Nestle SA ADRhedged(TM) | Foreign Market Risk Member
Prospectus [Line Items]
Risk [Text Block]
Foreign Market Risk. Because non-U.S. exchanges such as the SIX Swiss Exchange may be open on days when the Series does not price its Shares, the value of the underlying securities of the ADRs in the Series portfolio may change on days when Shareholders will not be able to purchase or sell the Series Shares, regardless of whether there is an active U.S. market for Shares.

Nestle SA ADRhedged(TM) | Currency Hedging Risk Member
Prospectus [Line Items]
Risk [Text Block]
Currency Hedging Risk. Because changes in foreign currency exchange rates affect the value of ADRs, the Series enters into the Currency Hedge Contract in order to seek to minimize the impact of fluctuations in the exchange rate between the U.S. dollar and the Local Currency. While this approach is designed to minimize the impact of currency fluctuations on Series returns, it does not necessarily eliminate the Series exposure to the Local Currency. Currency hedges are sometimes subject to imperfect matching between the Currency Hedge Contract and the currencies that the contract intends to hedge, and there can be no assurance that the Currency Hedge Contract will be effective. The return of the Currency Hedge Contract will not perfectly offset the actual fluctuations between the Local Currency and the U.S. dollar. It is possible that a degree of currency exposure may remain even at the time the Currency Hedge Contract is implemented. The Series may not be able to structure the Currency Hedge Contract as anticipated or the Currency Hedge Contract may not successfully reduce the currency risk from the Portfolio Securities.

Increased volatility of the Portfolio Securities or the U.S. dollar relative to the Local Currency will generally reduce the effectiveness of the Series currency hedging strategy. Significant differences between U.S. dollar interest rates and the Local Currency interest rates may impact the effectiveness of the Series currency hedging strategy.
While currency hedging can reduce or eliminate losses due to exchange rate changes, it can also reduce or eliminate gains, and the Series bears additional transaction costs in entering into the Currency Hedge Contract.
Nestle SA ADRhedged(TM) | Currency Swap Risk Member
Prospectus [Line Items]
Risk [Text Block]
Currency Swap Risk. In order to hedge currency risk, the Series enters into a Currency Hedge Contract. The Currency Hedge Contract is subject to market risk, risk of default by the other party to the transaction, known as “counterparty risk,” and risk of imperfect correlation between profit or loss on the Currency Hedge Contract and the underlying currency exchange rate. The Currency Hedge Contract does not involve the delivery of the underlying currencies. Accordingly, the risk of loss with respect to the Currency Hedge Contract generally is limited to the net amount of payments that the Series is contractually obligated to make, or in the case of the other party to the Currency Hedge Contract defaulting, the net amount of payments that the Series is contractually entitled to receive. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid; however there is no guarantee that the swap market will continue to provide liquidity.

Changes in the credit quality of a company that serves as the Series counterparty with respect to the Currency Hedge Contract will affect the value of that instrument. A decline in the creditworthiness of the counterparty may impair the value of that counterparty’s Currency Hedge Contract with the Series, which could result in the loss of all value of the Currency Hedge Contract. By using a swap, the Series assumes the risk that its counterparty could experience financial hardships. In the event of the insolvency of the counterparty, the Series may sustain losses or be unable to liquidate the swap position. Counterparty risk may be somewhat mitigated by the fact that mark-to-market payments are made on a daily basis. The Series intends to have only one counterparty, which will expose the Series to greater counterparty risk and the Series may be unable to enter into the Currency Hedge Contract on favorable terms, potentially preventing the Series from achieving its investment objective. The Series is subject to liquidity risk if the Series is required to reserve its assets against its exposure under the Currency Hedge Contract.

Compared to other types of investments, derivatives, such as the Currency Hedge Contract, may be harder to value and may also be less tax efficient. The Series is subject to valuation risk as it may improperly value the Currency Hedge Contract if market quotations are unavailable. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Series taxable income or gains, and may limit or prevent the Series from using the Currency Hedge Contract as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Series to change its investment strategy.

Nestle SA ADRhedged(TM) | Risk Of Investing In Depositary Receipts Risk Member
Prospectus [Line Items]
Risk [Text Block]
Risk of Investing in Depositary Receipts. ADRs involve risk not experienced when investing directly in the equity securities of an issuer. Changes in foreign currency exchange rates affect the value of ADRs and, therefore, may affect the value of the Series portfolio, although the Series enters into the Currency Hedge Contract to seek to minimize the impact of fluctuations in the foreign currency exchange rate. Although the ADRs in which the Series invests will be listed on U.S. over-the-counter markets, there can be no assurance that a market for these securities will be made or maintained or that any such market will be or remain liquid.

ADRs may be subject to some of the same risks as direct investment in foreign companies, which includes international trade, currency, political, regulatory and diplomatic risks. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary’s transaction fees. Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the depositary’s transaction fees are paid directly by the ADR holders. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through. There is also no guarantee that a financial institution will continue to sponsor a particular ADR. As a result, the Series may have difficulty selling securities if it needs to do so, or selling them quickly and efficiently at the prices at which they have been valued. The depositary bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest, and processing corporate actions. A Series would be expected to pay a share of the additional fees, which it would not pay if investing directly in the foreign securities. In addition, the underlying issuers of certain depositary receipts are under no obligation to distribute Shareholder communications or pass through any voting rights with respect to the deposited securities to the holders of such receipts. The Series may therefore receive less timely information or have less control than if it invested directly in the foreign issuer.

To the extent the Manager of the Series determines that material information about the Company underlying the ADRs is not available in English and generally made available to the public in a manner described above in the Principal Investment Strategies, investors in the Series may not be able to gather information on which to make investment decisions. In such circumstances, the Adviser will advise the Board of Trustees of the Series of the circumstances, and the Board may make a determination to cease operations of the Series. In such circumstances, the Series may distribute the underlying ADRs in kind to shareholders, the Fund may liquidate the positions and distribute cash to shareholders, or the Board may take such other actions as it deems most appropriate for, and in the best of, shareholders under the circumstances.
Nestle SA ADRhedged(TM) | Tax Risk Member
Prospectus [Line Items]
Risk [Text Block]
Tax Risk. The Series intends to take the position that it will be treated as a grantor trust for U.S. federal income tax purposes. Assuming such treatment is respected, the Series will not be subject to U.S. federal income tax. Rather, a pro rata portion of the Series income, gain, losses and deductions will “flow through” to each beneficial owner of Shares (“Shareholder”). The Series has not requested and will not request an advance ruling from the U.S. Internal Revenue Service (“IRS”) as to its status as a grantor trust. If the Series fails to qualify as a grantor trust for any year (subject to any available curative measures), the Series likely will be subject to regular corporate level U.S. federal income tax in that year on all of its taxable income, regardless of whether the Series makes any distributions to its Shareholders.

Nestle SA ADRhedged(TM) | Equity Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Equity Securities Risk. The trading price of equity securities, including the prices of Series Shares and ADRs, will fluctuate in response to a variety of factors. These factors include events impacting a single issuer, as well as political, market and economic developments that affect specific market segments and the market as a whole. The Series NAV and market price, like stock prices generally, will fluctuate within a wide range in response to these factors. As a result, an investor could lose money over short or even long periods.

Nestle SA ADRhedged(TM) | Management Risk Member
Prospectus [Line Items]
Risk [Text Block]
Management Risk. The Series is subject to the risk that the Manager’s investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results.

Nestle SA ADRhedged(TM) | Market Trading Risk Member
Prospectus [Line Items]
Risk [Text Block]	Market Trading Risk. The Series faces numerous market trading risks, including the potential lack of an active market for Series Shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Series. Any of these factors, among others, may lead to the Series Shares trading at a premium or discount to NAV. Thus, you may pay significantly more (or less) than NAV when you buy Shares of the Series in the secondary market, and you may receive significantly less (or more) than NAV when you sell those Shares in the secondary market. The Manager cannot predict whether Shares will trade above (premium), below (discount) or at NAV. An active market for the Series Shares may not develop and market trading may be halted if trading in one or more of the Series underlying securities is halted. The difference in bid and ask prices is often referred to as the "spread" or "bid/ask spread." The bid/ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if the Series Shares have more trading volume and market liquidity and higher if the Series Shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads. In addition, in stressed market conditions, the market for the Series Shares may become less liquid in response to deteriorating liquidity in the markets for the Series underlying portfolio holdings in the ADRs.
Nestle SA ADRhedged(TM) | Authorized Participant Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]
Authorized Participant Concentration Risk. Only an authorized participant (“Authorized Participant”) may engage in creation or redemption transactions directly with the Series. The Series has a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Series and no other Authorized Participant is able to step forward to create or redeem Creation Units, Series Shares may trade at a discount to NAV and possibly face trading halts and/or delisting. This risk may be more pronounced in volatile markets, potentially where there are significant redemptions in exchange-traded funds generally.

Nestle SA ADRhedged(TM) | New Series Risk Member
Prospectus [Line Items]
Risk [Text Block]
New Series Risk. As of the date of this prospectus, the Series has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Series market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

Nestle SA ADRhedged(TM) | Risk Of Investing In Switzerland Risk Member
Prospectus [Line Items]
Risk [Text Block]	Risk of Investing in Switzerland. Investments in Swiss issuers will subject the Fund to legal, regulatory, political, currency, security, and economic risks specific to Switzerland. International trade is a large component of the Swiss economy and Switzerland depends upon exports to generate economic growth. The Swiss economy relies on certain key trading partners in order to sustain continued economic growth. Switzerland’s economic growth generally mirrors slowdowns and growth spurts experienced in other countries, including the U.S. and certain Western European countries.
Nestle SA ADRhedged(TM) | Nestle Company Risk Member
Prospectus [Line Items]
Risk [Text Block]
Nestle Company Risk. Because the Series only invests in ADRs of the Company and the Currency Hedge Contract, the Series may be adversely affected by the performance of the Company, subject to increased price volatility and more susceptible to adverse economic, market, political or regulatory occurrences affecting the Company. Any issuer may perform poorly, causing the value of its securities to decline. Poor performance may be caused by poor management decisions, competitive pressures, changes in technology, environmental concerns, disruptions in supply chain, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors. Issuers may, in times of distress or at their own discretion, decide to reduce or eliminate dividends, which may also cause their stock prices to decline.

Nestle SA ADRhedged(TM) | Nestle Investing Risk Member
Prospectus [Line Items]
Risk [Text Block]
Nestle Investing Risk. Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole. In addition to the risks associated generally with operating companies and food and beverage industry companies, Nestle faces risks unique to its operations including, among others, negative public perception due to ethical concerns regarding their sourcing practices, particularly child labor and environmental impact, fluctuating raw material costs due to climate change, intense competition in the food and beverage market, changing consumer preferences towards healthier options, and potential regulatory issues related to product labeling and marketing; all of which can significantly impact their sales and brand reputation.

Nestle SA ADRhedged(TM) | Food And Beverage Industry Risk Member
Prospectus [Line Items]
Risk [Text Block]	Food and Beverage Industry Risk. The food and beverage industry is highly competitive and can be significantly affected by demographic and product trends, competitive pricing, food fads, marketing campaigns, environmental factors, government regulation, adverse changes in general economic conditions, evolving consumer preferences, nutritional and health-related concerns, federal, state and local food inspection and processing controls, consumer product liability claims, consumer boycotts, risks of product tampering and the availability and expense of liability insurance.
Nestle SA ADRhedged(TM) | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any investment, you could lose all or part of your investment in the Series, and the Series performance could trail that of other investments.
Nestle SA ADRhedged(TM) | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Series is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Nestle SA ADRhedged(TM) | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	Non-Diversification Risk. The Series is non-diversified and holds Portfolio Securities of only one particular issuer. As a result, the Series may have greater volatility than other diversified funds. Because a non-diversified fund may invest a larger percentage of its assets in securities of a single company than diversified funds, the performance of that company can have a substantial impact on Share price
NOVARTIS AG ADRhedged | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]
Market Risk. The prices of the securities in the Series are subject to the risk associated with investing in the stock market, including sudden and unpredictable drops in value. An investment in the Series may lose money.

NOVARTIS AG ADRhedged | Foreign Market Risk Member
Prospectus [Line Items]
Risk [Text Block]
Foreign Market Risk. Because non-U.S. exchanges such as the SIX Swiss Exchange may be open on days when the Series does not price its Shares, the value of the underlying securities of the ADRs in the Series portfolio may change on days when Shareholders will not be able to purchase or sell the Series Shares, regardless of whether there is an active U.S. market for Shares.

NOVARTIS AG ADRhedged | Currency Hedging Risk Member
Prospectus [Line Items]
Risk [Text Block]
Currency Hedging Risk.  Because changes in foreign currency exchange rates affect the value of ADRs, the Series enters into the Currency Hedge Contract in order to seek to minimize the impact of fluctuations in the exchange rate between the U.S. dollar and the Local Currency.  While this approach is designed to minimize the impact of currency fluctuations on Series returns, it does not necessarily eliminate the Series exposure to the Local Currency.  Currency hedges are sometimes subject to imperfect matching between the Currency Hedge Contract and the currencies that the contract intends to hedge, and there can be no assurance that the Currency Hedge Contract will be effective.  The return of the Currency Hedge Contract will not perfectly offset the actual fluctuations between the Local Currency and the U.S. dollar.  It is possible that a degree of currency exposure may remain even at the time the Currency Hedge Contract is implemented. The Series may not be able to structure the Currency Hedge Contract as anticipated or the Currency Hedge Contract may not successfully reduce the currency risk from the Portfolio Securities.
Increased volatility of the Portfolio Securities or the U.S. dollar relative to the Local Currency will generally reduce the effectiveness of the Series currency hedging strategy.  Significant differences between U.S. dollar interest rates and the Local Currency interest rates may impact the effectiveness of the Series currency hedging strategy.
While currency hedging can reduce or eliminate losses due to exchange rate changes, it can also reduce or eliminate gains, and the Series bears additional transaction costs in entering into the Currency Hedge Contract.
NOVARTIS AG ADRhedged | Currency Swap Risk Member
Prospectus [Line Items]
Risk [Text Block]
Currency Swap Risk. In order to hedge currency risk, the Series enters into a Currency Hedge Contract. The Currency Hedge Contract is subject to market risk, risk of default by the other party to the transaction, known as “counterparty risk,” and risk of imperfect correlation between profit or loss on the Currency Hedge Contract and the underlying currency exchange rate. The Currency Hedge Contract does not involve the delivery of the underlying currencies. Accordingly, the risk of loss with respect to the Currency Hedge Contract generally is limited to the net amount of payments that the Series is contractually obligated to make, or in the case of the other party to the Currency Hedge Contract defaulting, the net amount of payments that the Series is contractually entitled to receive. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid; however there is no guarantee that the swap market will continue to provide liquidity.
Changes in the credit quality of a company that serves as the Series counterparty with respect to the Currency Hedge Contract will affect the value of that instrument. A decline in the creditworthiness of the counterparty may impair the value of that counterparty’s Currency Hedge Contract with the Series, which could result in the loss of all value of the Currency Hedge Contract. By using a swap, the Series assumes the risk that its counterparty could experience financial hardships. In the event of the insolvency of the counterparty, the Series may sustain losses or be unable to liquidate the swap position. Counterparty risk may be somewhat mitigated by the fact that mark-to-market payments are made on a daily basis. The Series intends to have only one counterparty, which will expose the Series to greater counterparty risk and the Series may be unable to enter into the Currency Hedge Contract on favorable terms, potentially preventing the Series from achieving its investment objective. The Series is subject to liquidity risk if the Series is required to reserve its assets against its exposure under the Currency Hedge Contract.
Compared to other types of investments, derivatives, such as the Currency Hedge Contract, may be harder to value and may also be less tax efficient. The Series is subject to valuation risk as it may improperly value the Currency Hedge Contract if market quotations are unavailable. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Series taxable income or gains, and may limit or prevent the Series from using the Currency Hedge Contract as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Series to change its investment strategy.

NOVARTIS AG ADRhedged | Risk Of Investing In Depositary Receipts Risk Member
Prospectus [Line Items]
Risk [Text Block]
Risk of Investing in Depositary Receipts. ADRs involve risk not experienced when investing directly in the equity securities of an issuer. Changes in foreign currency exchange rates affect the value of ADRs and, therefore, may affect the value of a Series portfolio, although the Series enter into the Currency Hedge Contract to seek to minimize the impact of fluctuations in the foreign currency exchange rate. Although the ADRs in which the Series invest will be listed on major U.S. exchanges, there can be no assurance that a market for these securities will be made or maintained or that any such market will be or remain liquid. There is also no guarantee that a financial institution will continue to sponsor a particular ADR. As a result, the Series may have difficulty selling securities, or selling them quickly and efficiently at the prices at which they have been valued. The depositary bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest, and processing corporate actions. A Series would be expected to pay a share of the additional fees, which it would not pay if investing directly in the foreign securities. Moreover, the price at which the Series securities may be sold and the value of the Series Shares may be adversely affected if trading markets for ADRs are limited or absent or if bid/ask spreads are wide. In addition, the underlying issuers of certain depositary receipts are under no obligation to distribute Shareholder communications or pass through any voting rights with respect to the deposited securities to the holders of such receipts. A Series may therefore receive less timely information or have less control than if it invested directly in the foreign issuer.

NOVARTIS AG ADRhedged | Tax Risk Member
Prospectus [Line Items]
Risk [Text Block]	Tax Risk. The Series intends to take the position that it will be treated as a grantor trust for U.S. federal income tax purposes. Assuming such treatment is respected, the Series will not be subject to U.S. federal income tax. Rather, a pro rata portion of the Series income, gain, losses and deductions will “flow through” to each beneficial owner of Shares (“Shareholder”). The Series has not requested and will not request an advance ruling from the U.S. Internal Revenue Service (“IRS”) as to its status as a grantor trust. If the Series fails to qualify as a grantor trust for any year (subject to any available curative measures), the Series likely will be subject to regular corporate level U.S. federal income tax in that year on all of its taxable income, regardless of whether the Series makes any distributions to its Shareholders.
NOVARTIS AG ADRhedged | Equity Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Equity Securities Risk. The trading price of equity securities, including the prices of Series Shares and ADRs, will fluctuate in response to a variety of factors. These factors include events impacting a single issuer, as well as political, market and economic developments that affect specific market segments and the market as a whole. The Series NAV and market price, like stock prices generally, will fluctuate within a wide range in response to these factors. As a result, an investor could lose money over short or even long periods.

NOVARTIS AG ADRhedged | Management Risk Member
Prospectus [Line Items]
Risk [Text Block]
Management Risk. The Series is subject to the risk that the Manager’s investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results.

NOVARTIS AG ADRhedged | Market Trading Risk Member
Prospectus [Line Items]
Risk [Text Block]
Market Trading Risk. The Series faces numerous market trading risks, including the potential lack of an active market for Series Shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Series. Any of these factors, among others, may lead to the Series Shares trading at a premium or discount to NAV. Thus, you may pay significantly more (or less) than NAV when you buy Shares of the Series in the secondary market, and you may receive significantly less (or more) than NAV when you sell those Shares in the secondary market.  The Manager cannot predict whether Shares will trade above (premium), below (discount) or at NAV.  An active market for the Series Shares may not develop and market trading may be halted if trading in one or more of the Series underlying securities is halted. The difference in bid and ask prices is often referred to as the "spread" or "bid/ask spread." The bid/ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if the Series Shares have more trading volume and market liquidity and higher if the Series Shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads. In addition, in stressed market conditions, the market for the Series Shares may become less liquid in response to deteriorating liquidity in the markets for the Series underlying portfolio holdings in the ADRs.

NOVARTIS AG ADRhedged | Authorized Participant Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]
Authorized Participant Concentration Risk. Only an authorized participant (“Authorized Participant”) may engage in creation or redemption transactions directly with the Series.  The Series has a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Series and no other Authorized Participant is able to step forward to create or redeem Creation Units, Series Shares may trade at a discount to NAV and possibly face trading halts and/or delisting. This risk may be more pronounced in volatile markets, potentially where there are significant redemptions in exchange-traded funds generally.

NOVARTIS AG ADRhedged | New Series Risk Member
Prospectus [Line Items]
Risk [Text Block]
New Series Risk. As of the date of this prospectus, the Series has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Series market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

NOVARTIS AG ADRhedged | Issuer Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]
Issuer Concentration Risk. Because the Series only invests in the ADRs of the Company and the Currency Hedge Contract, the Series may be adversely affected by the performance of the Company, subject to increased price volatility and more susceptible to adverse economic, market, political or regulatory occurrences affecting the Company, the pharmaceutical industry or Switzerland. Any issuer may perform poorly, causing the value of its securities to decline. Poor performance may be caused by poor management decisions, competitive pressures, changes in technology, disruptions in supply, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors. Issuers may, in times of distress or at their own discretion, decide to reduce or eliminate dividends, which may also cause their stock prices to decline.

NOVARTIS AG ADRhedged | Pharmaceutical Industry Risk Member
Prospectus [Line Items]
Risk [Text Block]
Pharmaceutical Industry Risk.  The profitability of companies in the pharmaceutical industry is highly dependent on the development, procurement and marketing of drugs and the development, protection and exploitation of intellectual property rights and other proprietary information. These companies may be significantly affected by such events as the expiration of patents or the loss of, or the inability to enforce, intellectual property rights. Research and other costs associated with developing or procuring new drugs and the related intellectual property rights can be significant, and the results of such research and expenditures are unpredictable. Many pharmaceutical companies face intense competition from new products and less costly generic products. In addition, the process for obtaining regulatory approval from the U.S. Food and Drug Administration or other governmental regulatory authorities is long and costly and there is no assurance that the necessary approvals will be obtained or maintained by these companies.

Additionally, companies in the pharmaceutical industry may be subject to expenses and losses from extensive litigation based on intellectual property, product liability and similar claims. These companies may be adversely affected by government regulation and changes in reimbursement rates from third-party payors, such as Medicare, Medicaid and other government-sponsored programs, private health insurance plans and health maintenance organizations.

NOVARTIS AG ADRhedged | Risks Of Investing In Switzerland Member
Prospectus [Line Items]
Risk [Text Block]
Risks of Investing in Switzerland. The Series is subject to certain risks associated with Switzerland and Europe as a whole. Although Switzerland is not a member of the European Union (“EU”), the Swiss economy is dependent on the economies of other European nations as key trading partners. Any reduction in spending by other European countries could have a negative effect on the Swiss economy. Additionally, the European sovereign-debt crisis has resulted in a weakened Euro and has put into question the future financial prospects of the surrounding region. The ongoing implementation of the EU provisions and Euro conversion process may materially impact revenues, expenses or income and increase competition for other European companies, which could have an effect on the Swiss economy, and in turn, the securities in which the Series invests.

NOVARTIS AG ADRhedged | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any investment, you could lose all or part of your investment in the Series, and the Series performance could trail that of other investments.
NOVARTIS AG ADRhedged | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Series is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
NOVARTIS AG ADRhedged | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversification Risk. The Series is non-diversified and holds Portfolio Securities of only one particular issuer.  As a result, the Series may have greater volatility than other diversified funds. Because a non-diversified fund may invest a larger percentage of its assets in securities of a single company than diversified funds, the performance of that company can have a substantial impact on Share price.

Novo Nordisk A/S (B Shares) ADRhedged | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]
Market Risk. The prices of the securities in the Series are subject to the risk associated with investing in the stock market, including sudden and unpredictable drops in value. An investment in the Series may lose money.

Novo Nordisk A/S (B Shares) ADRhedged | Foreign Market Risk Member
Prospectus [Line Items]
Risk [Text Block]
Foreign Market Risk. Because non-U.S. exchanges such as Nasdaq Copenhagen may be open on days when the Series does not price its Shares, the value of the underlying securities of the ADRs in the Series portfolio may change on days when Shareholders will not be able to purchase or sell the Series Shares, regardless of whether there is an active U.S. market for Shares.

Novo Nordisk A/S (B Shares) ADRhedged | Currency Hedging Risk Member
Prospectus [Line Items]
Risk [Text Block]
Currency Hedging Risk.  Because changes in foreign currency exchange rates affect the value of ADRs, the Series enters into the Currency Hedge Contract in order to seek to minimize the impact of fluctuations in the exchange rate between the U.S. dollar and the Local Currency.  While this approach is designed to minimize the impact of currency fluctuations on Series returns, it does not necessarily eliminate the Series exposure to the Local Currency.  Currency hedges are sometimes subject to imperfect matching between the Currency Hedge Contract and the currencies that the contract intends to hedge, and there can be no assurance that the Currency Hedge Contract will be effective.  The return of the Currency Hedge Contract will not perfectly offset the actual fluctuations between the Local Currency and the U.S. dollar.  It is possible that a degree of currency exposure may remain even at the time the Currency Hedge Contract is implemented. The Series may not be able to structure the Currency Hedge Contract as anticipated or the Currency Hedge Contract may not successfully reduce the currency risk from the Portfolio Securities.

Increased volatility of the Portfolio Securities or the U.S. dollar relative to the Local Currency will generally reduce the effectiveness of the Series currency hedging strategy.  Significant differences between U.S. dollar interest rates and the Local Currency interest rates may impact the effectiveness of the Series currency hedging strategy.
While currency hedging can reduce or eliminate losses due to exchange rate changes, it can also reduce or eliminate gains, and the Series bears additional transaction costs in entering into the Currency Hedge Contract.
Novo Nordisk A/S (B Shares) ADRhedged | Currency Swap Risk Member
Prospectus [Line Items]
Risk [Text Block]
Currency Swap Risk. In order to hedge currency risk, the Series enters into a Currency Hedge Contract. The Currency Hedge Contract is subject to market risk, risk of default by the other party to the transaction, known as “counterparty risk,” and risk of imperfect correlation between profit or loss on the Currency Hedge Contract and the underlying currency exchange rate. The Currency Hedge Contract does not involve the delivery of the underlying currencies. Accordingly, the risk of loss with respect to the Currency Hedge Contract generally is limited to the net amount of payments that the Series is contractually obligated to make, or in the case of the other party to the Currency Hedge Contract defaulting, the net amount of payments that the Series is contractually entitled to receive. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid; however there is no guarantee that the swap market will continue to provide liquidity.

Changes in the credit quality of a company that serves as the Series counterparty with respect to the Currency Hedge Contract will affect the value of that instrument. A decline in the creditworthiness of the counterparty may impair the value of that counterparty’s Currency Hedge Contract with the Series, which could result in the loss of all value of the Currency Hedge Contract. By using a swap, the Series assumes the risk that its counterparty could experience financial hardships. In the event of the insolvency of the counterparty, the Series may sustain losses or be unable to liquidate the swap position. Counterparty risk may be somewhat mitigated by the fact that mark-to-market payments are made on a daily basis. The Series intends to have only one counterparty, which will expose the Series to greater counterparty risk and the Series may be unable to enter into the Currency Hedge Contract on favorable terms, potentially preventing the Series from achieving its investment objective. The Series is subject to liquidity risk if the Series is required to reserve its assets against its exposure under the Currency Hedge Contract.

Compared to other types of investments, derivatives, such as the Currency Hedge Contract, may be harder to value and may also be less tax efficient. The Series is subject to valuation risk as it may improperly value the Currency Hedge Contract if market quotations are unavailable. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Series taxable income or gains, and may limit or prevent the Series from using the Currency Hedge Contract as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Series to change its investment strategy.

Novo Nordisk A/S (B Shares) ADRhedged | Risk Of Investing In Depositary Receipts Risk Member
Prospectus [Line Items]
Risk [Text Block]
Risk of Investing in Depositary Receipts. ADRs involve risk not experienced when investing directly in the equity securities of an issuer. Changes in foreign currency exchange rates affect the value of ADRs and, therefore, may affect the value of a Series portfolio, although the Series enter into the Currency Hedge Contract to seek to minimize the impact of fluctuations in the foreign currency exchange rate. Although the ADRs in which the Series invest will be listed on major U.S. exchanges, there can be no assurance that a market for these securities will be made or maintained or that any such market will be or remain liquid. There is also no guarantee that a financial institution will continue to sponsor a particular ADR. As a result, the Series may have difficulty selling securities, or selling them quickly and efficiently at the prices at which they have been valued. The depositary bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest, and processing corporate actions. A Series would be expected to pay a share of the additional fees, which it would not pay if investing directly in the foreign securities. Moreover, the price at which the Series securities may be sold and the value of the Series Shares may be adversely affected if trading markets for ADRs are limited or absent or if bid/ask spreads are wide. In addition, the underlying issuers of certain depositary receipts are under no obligation to distribute Shareholder communications or pass through any voting rights with respect to the deposited securities to the holders of such receipts. A Series may therefore receive less timely information or have less control than if it invested directly in the foreign issuer.

Novo Nordisk A/S (B Shares) ADRhedged | Tax Risk Member
Prospectus [Line Items]
Risk [Text Block]	Tax Risk. The Series intends to take the position that it will be treated as a grantor trust for U.S. federal income tax purposes. Assuming such treatment is respected, the Series will not be subject to U.S. federal income tax. Rather, a pro rata portion of the Series income, gain, losses and deductions will “flow through” to each beneficial owner of Shares ("Shareholder"). The Series has not requested and will not request an advance ruling from the U.S. Internal Revenue Service (“IRS”) as to its status as a grantor trust. If the Series fails to qualify as a grantor trust for any year (subject to any available curative measures), the Series likely will be subject to regular corporate level U.S. federal income tax in that year on all of its taxable income, regardless of whether the Series makes any distributions to its Shareholders.
Novo Nordisk A/S (B Shares) ADRhedged | Equity Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Equity Securities Risk. The trading price of equity securities, including the prices of Series Shares and ADRs, will fluctuate in response to a variety of factors. These factors include events impacting a single issuer, as well as political, market and economic developments that affect specific market segments and the market as a whole. The Series NAV and market price, like stock prices generally, will fluctuate within a wide range in response to these factors. As a result, an investor could lose money over short or even long periods.

Novo Nordisk A/S (B Shares) ADRhedged | Management Risk Member
Prospectus [Line Items]
Risk [Text Block]
Management Risk. The Series is subject to the risk that the Manager’s investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results.

Novo Nordisk A/S (B Shares) ADRhedged | Market Trading Risk Member
Prospectus [Line Items]
Risk [Text Block]
Market Trading Risk. The Series faces numerous market trading risks, including the potential lack of an active market for Series Shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Series. Any of these factors, among others, may lead to the Series Shares trading at a premium or discount to NAV. Thus, you may pay significantly more (or less) than NAV when you buy Shares of the Series in the secondary market, and you may receive significantly less (or more) than NAV when you sell those Shares in the secondary market.  The Manager cannot predict whether Shares will trade above (premium), below (discount) or at NAV.  An active market for the Series Shares may not develop and market trading may be halted if trading in one or more of the Series underlying securities is halted. The difference in bid and ask prices is often referred to as the "spread" or "bid/ask spread." The bid/ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if the Series Shares have more trading volume and market liquidity and higher if the Series Shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads. In addition, in stressed market conditions, the market for the Series Shares may become less liquid in response to deteriorating liquidity in the markets for the Series underlying portfolio holdings in the ADRs.

Novo Nordisk A/S (B Shares) ADRhedged | Authorized Participant Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]
Authorized Participant Concentration Risk. Only an authorized participant (“Authorized Participant”) may engage in creation or redemption transactions directly with the Series.  The Series has a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Series and no other Authorized Participant is able to step forward to create or redeem Creation Units, Series Shares may trade at a discount to NAV and possibly face trading halts and/or delisting. This risk may be more pronounced in volatile markets, potentially where there are significant redemptions in exchange-traded funds generally.

Novo Nordisk A/S (B Shares) ADRhedged | New Series Risk Member
Prospectus [Line Items]
Risk [Text Block]
New Series Risk. As of the date of this prospectus, the Series has limited operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Series market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

Novo Nordisk A/S (B Shares) ADRhedged | Issuer Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]
Issuer Concentration Risk. Because the Series only invests in the ADRs of the Company and the Currency Hedge Contract, the Series may be adversely affected by the performance of the Company, subject to increased price volatility and more susceptible to adverse economic, market, political or regulatory occurrences affecting the Company, the pharmaceutical industry or England. Any issuer may perform poorly, causing the value of its securities to decline. Poor performance may be caused by poor management decisions, competitive pressures, changes in technology, disruptions in supply, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors. Issuers may, in times of distress or at their own discretion, decide to reduce or eliminate dividends, which may also cause their stock prices to decline.

Novo Nordisk A/S (B Shares) ADRhedged | Investing In The EU Risk Member
Prospectus [Line Items]
Risk [Text Block]
Investing in the EU Risk.  Efforts of member states of the EU to further unify their economic and monetary policies may increase the potential for the downward movement of one member state’s market to cause a similar effect on other member states’ markets.   Separately, the EU faces issues involving its membership, structure, procedures and policies.  The exit of one or more member states from the EU would place its currency and banking system in jeopardy.  The exit by any member states will likely result in increased volatility, illiquidity and potentially lower economic growth in the affected markets, which may adversely affect the Series investments.

Novo Nordisk A/S (B Shares) ADRhedged | Pharmaceutical Industry Risk Member
Prospectus [Line Items]
Risk [Text Block]
Pharmaceutical Industry Risk.  The profitability of companies in the pharmaceutical industry is highly dependent on the development, procurement and marketing of drugs and the development, protection and exploitation of intellectual property rights and other proprietary information. These companies may be significantly affected by such events as the expiration of patents or the loss of, or the inability to enforce, intellectual property rights. Research and other costs associated with developing or procuring new drugs and the related intellectual property rights can be significant, and the results of such research and expenditures are unpredictable. Many pharmaceutical companies face intense competition from new products and less costly generic products. In addition, the process for obtaining regulatory approval from the U.S. Food and Drug Administration or other governmental regulatory authorities is long and costly and there is no assurance that the necessary approvals will be obtained or maintained by these companies.

Novo Nordisk A/S (B Shares) ADRhedged | Risks Of Investing In Denmark Member
Prospectus [Line Items]
Risk [Text Block]
Risks of Investing in Denmark. The risks of investing in the securities of a Danish company include legal, regulatory, political, currency, security, and economic risks specific to Denmark. The Danish economy, along with certain other European Union ( “EU”) economies, experienced a significant economic slowdown during the recent financial crisis. Denmark’s economy has also been characterized by slow growth and is facing demographic challenges that could lead to labor supply shortages in the near future.

Novo Nordisk A/S (B Shares) ADRhedged | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any investment, you could lose all or part of your investment in the Series, and the Series performance could trail that of other investments.
Novo Nordisk A/S (B Shares) ADRhedged | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Series is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Novo Nordisk A/S (B Shares) ADRhedged | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversification Risk. The Series is non-diversified and holds Portfolio Securities of only one particular issuer.  As a result, the Series may have greater volatility than other diversified funds. Because a non-diversified fund may invest a larger percentage of its assets in securities of a single company than diversified funds, the performance of that company can have a substantial impact on Share price.

Rio Tinto plc ADRhedged(TM) | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]
Market Risk. The prices of the securities in the Series are subject to the risk associated with investing in the stock market, including sudden and unpredictable drops in value. An investment in the Series may lose money.

Rio Tinto plc ADRhedged(TM) | Foreign Market Risk Member
Prospectus [Line Items]
Risk [Text Block]
Foreign Market Risk. Because non-U.S. exchanges such as the London Stock Exchange and Australian Securities Exchange may be open on days when the Series does not price its Shares, the value of the underlying securities of the ADRs in the Series portfolio may change on days when Shareholders will not be able to purchase or sell the Series Shares, regardless of whether there is an active U.S. market for Shares.

Rio Tinto plc ADRhedged(TM) | Currency Hedging Risk Member
Prospectus [Line Items]
Risk [Text Block]
Currency Hedging Risk. Because changes in foreign currency exchange rates affect the value of ADRs, the Series enters into the Currency Hedge Contract in order to seek to minimize the impact of fluctuations in the exchange rate between the U.S. dollar and the Local Currency. While this approach is designed to minimize the impact of currency fluctuations on Series returns, it does not necessarily eliminate the Series exposure to the Local Currency. Currency hedges are sometimes subject to imperfect matching between the Currency Hedge Contract and the currencies that the contract intends to hedge, and there can be no assurance that the Currency Hedge Contract will be effective. The return of the Currency Hedge Contract will not perfectly offset the actual fluctuations between the Local Currency and the U.S. dollar. It is possible that a degree of currency exposure may remain even at the time the Currency Hedge Contract is implemented. The Series may not be able to structure the Currency Hedge Contract as anticipated or the Currency Hedge Contract may not successfully reduce the currency risk from the Portfolio Securities.

Increased volatility of the Portfolio Securities or the U.S. dollar relative to the Local Currency will generally reduce the effectiveness of the Series currency hedging strategy. Significant differences between U.S. dollar interest rates and the Local Currency interest rates may impact the effectiveness of the Series currency hedging strategy.
While currency hedging can reduce or eliminate losses due to exchange rate changes, it can also reduce or eliminate gains, and the Series bears additional transaction costs in entering into the Currency Hedge Contract.
Rio Tinto plc ADRhedged(TM) | Currency Swap Risk Member
Prospectus [Line Items]
Risk [Text Block]
Currency Swap Risk. In order to hedge currency risk, the Series enters into a Currency Hedge Contract. The Currency Hedge Contract is subject to market risk, risk of default by the other party to the transaction, known as “counterparty risk,” and risk of imperfect correlation between profit or loss on the Currency Hedge Contract and the underlying currency exchange rate. The Currency Hedge Contract does not involve the delivery of the underlying currencies. Accordingly, the risk of loss with respect to the Currency Hedge Contract generally is limited to the net amount of payments that the Series is contractually obligated to make, or in the case of the other party to the Currency Hedge Contract defaulting, the net amount of payments that the Series is contractually entitled to receive. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid; however there is no guarantee that the swap market will continue to provide liquidity.

Changes in the credit quality of a company that serves as the Series counterparty with respect to the Currency Hedge Contract will affect the value of that instrument. A decline in the creditworthiness of the counterparty may impair the value of that counterparty’s Currency Hedge Contract with the Series, which could result in the loss of all value of the Currency Hedge Contract. By using a swap, the Series assumes the risk that its counterparty could experience financial hardships. In the event of the insolvency of the counterparty, the Series may sustain losses or be unable to liquidate the swap position. Counterparty risk may be somewhat mitigated by the fact that mark-to-market payments are made on a daily basis. The Series intends to have only one counterparty, which will expose the Series to greater counterparty risk and the Series may be unable to enter into the Currency Hedge Contract on favorable terms, potentially preventing the Series from achieving its investment objective. The Series is subject to liquidity risk if the Series is required to reserve its assets against its exposure under the Currency Hedge Contract.

Compared to other types of investments, derivatives, such as the Currency Hedge Contract, may be harder to value and may also be less tax efficient. The Series is subject to valuation risk as it may improperly value the Currency Hedge Contract if market quotations are unavailable. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Series taxable income or gains, and may limit or prevent the Series from using the Currency Hedge Contract as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Series to change its investment strategy.

Rio Tinto plc ADRhedged(TM) | Risk Of Investing In Depositary Receipts Risk Member
Prospectus [Line Items]
Risk [Text Block]
Risk of Investing in Depositary Receipts. ADRs involve risk not experienced when investing directly in the equity securities of an issuer. Changes in foreign currency exchange rates affect the value of ADRs and, therefore, may affect the value of the Series portfolio, although the Series enters into the Currency Hedge Contract to seek to minimize the impact of fluctuations in the foreign currency exchange rate. Although the ADRs in which the Series invests will be listed on major U.S. exchanges, there can be no assurance that a market for these securities will be made or maintained or that any such market will be or remain liquid. There is also no guarantee that a financial institution will continue to sponsor a particular ADR. As a result, the Series may have difficulty selling securities if it needs to do so, or selling them quickly and efficiently at the prices at which they have been valued. The depositary bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest, and processing corporate actions. A Series would be expected to pay a share of the additional fees, which it would not pay if investing directly in the foreign securities. In addition, the underlying issuers of certain depositary receipts are under no obligation to distribute Shareholder communications or pass through any voting rights with respect to the deposited securities to the holders of such receipts. The Series may therefore receive less timely information or have less control than if it invested directly in the foreign issuer.

Rio Tinto plc ADRhedged(TM) | Tax Risk Member
Prospectus [Line Items]
Risk [Text Block]
Tax Risk. The Series intends to take the position that it will be treated as a grantor trust for U.S. federal income tax purposes. Assuming such treatment is respected, the Series will not be subject to U.S. federal income tax. Rather, a pro rata portion of the Series income, gain, losses and deductions will “flow through” to each beneficial owner of Shares (“Shareholder”). The Series has not requested and will not request an advance ruling from the U.S. Internal Revenue Service (“IRS”) as to its status as a grantor trust. If the Series fails to qualify as a grantor trust for any year (subject to any available curative measures), the Series likely will be subject to regular corporate level U.S. federal income tax in that year on all of its taxable income, regardless of whether the Series makes any distributions to its Shareholders.

Rio Tinto plc ADRhedged(TM) | Equity Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Equity Securities Risk. The trading price of equity securities, including the prices of Series Shares and ADRs, will fluctuate in response to a variety of factors. These factors include events impacting a single issuer, as well as political, market and economic developments that affect specific market segments and the market as a whole. The Series NAV and market price, like stock prices generally, will fluctuate within a wide range in response to these factors. As a result, an investor could lose money over short or even long periods.

Rio Tinto plc ADRhedged(TM) | Management Risk Member
Prospectus [Line Items]
Risk [Text Block]
Management Risk. The Series is subject to the risk that the Manager’s investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results.

Rio Tinto plc ADRhedged(TM) | Market Trading Risk Member
Prospectus [Line Items]
Risk [Text Block]	Market Trading Risk. The Series faces numerous market trading risks, including the potential lack of an active market for Series Shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Series. Any of these factors, among others, may lead to the Series Shares trading at a premium or discount to NAV. Thus, you may pay significantly more (or less) than NAV when you buy Shares of the Series in the secondary market, and you may receive significantly less (or more) than NAV when you sell those Shares in the secondary market. The Manager cannot predict whether Shares will trade above (premium), below (discount) or at NAV. An active market for the Series Shares may not develop and market trading may be halted if trading in one or more of the Series underlying securities is halted. The difference in bid and ask prices is often referred to as the "spread" or "bid/ask spread." The bid/ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if the Series Shares have more trading volume and market liquidity and higher if the Series Shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads. In addition, in stressed market conditions, the market for the Series Shares may become less liquid in response to deteriorating liquidity in the markets for the Series underlying portfolio holdings in the ADRs.
Rio Tinto plc ADRhedged(TM) | Authorized Participant Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]
Authorized Participant Concentration Risk. Only an authorized participant (“Authorized Participant”) may engage in creation or redemption transactions directly with the Series. The Series has a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Series and no other Authorized Participant is able to step forward to create or redeem Creation Units, Series Shares may trade at a discount to NAV and possibly face trading halts and/or delisting. This risk may be more pronounced in volatile markets, potentially where there are significant redemptions in exchange-traded funds generally.

Rio Tinto plc ADRhedged(TM) | New Series Risk Member
Prospectus [Line Items]
Risk [Text Block]
New Series Risk. As of the date of this prospectus, the Series has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Series market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

Rio Tinto plc ADRhedged(TM) | Issuer Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]
Issuer Concentration Risk. Because the Series only invests in ADRs of the Company and the Currency Hedge Contract, the Series may be adversely affected by the performance of the Company, subject to increased price volatility and more susceptible to adverse economic, market, political or regulatory occurrences affecting the Company. Any issuer may perform poorly, causing the value of its securities to decline. Poor performance may be caused by poor management decisions, competitive pressures, changes in technology, disruptions in supply, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors. Issuers may, in times of distress or at their own discretion, decide to reduce or eliminate dividends, which may also cause their stock prices to decline.

Rio Tinto plc ADRhedged(TM) | Risks Of Investing In The United Kingdom (“UK”) Risk Member
Prospectus [Line Items]
Risk [Text Block]
Risks of Investing in the United Kingdom (“UK”). The UK, of which England is a part, has one of the largest economies in Europe, and the United States and other European countries are substantial trading partners of the UK. As a result, the British economy may be impacted by changes to the economic condition of the United States and other European countries. The British economy, along with certain other European Union (“EU”) economies, experienced a significant economic slowdown during the recent financial crisis, and certain British financial institutions suffered significant losses, were severely under-capitalized and required government intervention to survive. The British economy relies heavily on the export of financial services to the United States and other European countries and, therefore, a prolonged slowdown in the financial services sector may have a negative impact on the British economy. Continued governmental involvement or control in certain sectors may stifle competition in certain sectors or cause adverse effects on economic growth.

Rio Tinto plc ADRhedged(TM) | Copper And Metal Ore Mining Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]
Copper and Metal Ore Mining Companies Risk. Companies in the copper and metal ore mining industry may be adversely impacted by the volatility of commodity prices, changes in exchange rates, social and political unrest, war, events related to energy conservation, the success of exploration projects, depletion of resources, decreases in demand, over-production, litigation and changes in government regulations or policies, among other factors. Investments in copper and metal ore mining companies may be speculative and may be subject to greater price volatility than investments in other types of companies.

Rio Tinto plc ADRhedged(TM) | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any investment, you could lose all or part of your investment in the Series, and the Series performance could trail that of other investments.
Rio Tinto plc ADRhedged(TM) | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Series is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Rio Tinto plc ADRhedged(TM) | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversification Risk. The Series is non-diversified and holds Portfolio Securities of only one particular issuer. As a result, the Series may have greater volatility than other diversified funds. Because a non-diversified fund may invest a larger percentage of its assets in securities of a single company than diversified funds, the performance of that company can have a substantial impact on Share price.

Roche Holding AG ADRhedged(TM) | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]
Market Risk. The prices of the securities in the Series are subject to the risk associated with investing in the stock market, including sudden and unpredictable drops in value. An investment in the Series may lose money.

Roche Holding AG ADRhedged(TM) | Foreign Market Risk Member
Prospectus [Line Items]
Risk [Text Block]
Foreign Market Risk. Because non-U.S. exchanges such as the SIX Swiss Exchange may be open on days when the Series does not price its Shares, the value of the underlying securities of the ADRs in the Series portfolio may change on days when Shareholders will not be able to purchase or sell the Series Shares, regardless of whether there is an active U.S. market for Shares.

Roche Holding AG ADRhedged(TM) | Currency Hedging Risk Member
Prospectus [Line Items]
Risk [Text Block]
Currency Hedging Risk. Because changes in foreign currency exchange rates affect the value of ADRs, the Series enters into the Currency Hedge Contract in order to seek to minimize the impact of fluctuations in the exchange rate between the U.S. dollar and the Local Currency. While this approach is designed to minimize the impact of currency fluctuations on Series returns, it does not necessarily eliminate the Series exposure to the Local Currency. Currency hedges are sometimes subject to imperfect matching between the Currency Hedge Contract and the currencies that the contract intends to hedge, and there can be no assurance that the Currency Hedge Contract will be effective. The return of the Currency Hedge Contract will not perfectly offset the actual fluctuations between the Local Currency and the U.S. dollar. It is possible that a degree of currency exposure may remain even at the time the Currency Hedge Contract is implemented. The Series may not be able to structure the Currency Hedge Contract as anticipated or the Currency Hedge Contract may not successfully reduce the currency risk from the Portfolio Securities.

Increased volatility of the Portfolio Securities or the U.S. dollar relative to the Local Currency will generally reduce the effectiveness of the Series currency hedging strategy. Significant differences between U.S. dollar interest rates and the Local Currency interest rates may impact the effectiveness of the Series currency hedging strategy.
While currency hedging can reduce or eliminate losses due to exchange rate changes, it can also reduce or eliminate gains, and the Series bears additional transaction costs in entering into the Currency Hedge Contract.
Roche Holding AG ADRhedged(TM) | Currency Swap Risk Member
Prospectus [Line Items]
Risk [Text Block]
Currency Swap Risk. In order to hedge currency risk, the Series enters into a Currency Hedge Contract. The Currency Hedge Contract is subject to market risk, risk of default by the other party to the transaction, known as “counterparty risk,” and risk of imperfect correlation between profit or loss on the Currency Hedge Contract and the underlying currency exchange rate. The Currency Hedge Contract does not involve the delivery of the underlying currencies. Accordingly, the risk of loss with respect to the Currency Hedge Contract generally is limited to the net amount of payments that the Series is contractually obligated to make, or in the case of the other party to the Currency Hedge Contract defaulting, the net amount of payments that the Series is contractually entitled to receive. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid; however there is no guarantee that the swap market will continue to provide liquidity.

Changes in the credit quality of a company that serves as the Series counterparty with respect to the Currency Hedge Contract will affect the value of that instrument. A decline in the creditworthiness of the counterparty may impair the value of that counterparty’s Currency Hedge Contract with the Series, which could result in the loss of all value of the Currency Hedge Contract. By using a swap, the Series assumes the risk that its counterparty could experience financial hardships. In the event of the insolvency of the counterparty, the Series may sustain losses or be unable to liquidate the swap position. Counterparty risk may be somewhat mitigated by the fact that mark-to-market payments are made on a daily basis. The Series intends to have only one counterparty, which will expose the Series to greater counterparty risk and the Series may be unable to enter into the Currency Hedge Contract on favorable terms, potentially preventing the Series from achieving its investment objective. The Series is subject to liquidity risk if the Series is required to reserve its assets against its exposure under the Currency Hedge Contract.
Compared to other types of investments, derivatives, such as the Currency Hedge Contract, may be harder to value and may also be less tax efficient. The Series is subject to valuation risk as it may improperly value the Currency Hedge Contract if market quotations are unavailable. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Series taxable income or gains, and may limit or prevent the Series from using the Currency Hedge Contract as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Series to change its investment strategy.

Roche Holding AG ADRhedged(TM) | Risk Of Investing In Depositary Receipts Risk Member
Prospectus [Line Items]
Risk [Text Block]
Risk of Investing in Depositary Receipts. ADRs involve risk not experienced when investing directly in the equity securities of an issuer. Changes in foreign currency exchange rates affect the value of ADRs and, therefore, may affect the value of the Series portfolio, although the Series enters into the Currency Hedge Contract to seek to minimize the impact of fluctuations in the foreign currency exchange rate. Although the ADRs in which the Series invests will be listed on U.S. over-the-counter markets, there can be no assurance that a market for these securities will be made or maintained or that any such market will be or remain liquid.

ADRs may be subject to some of the same risks as direct investment in foreign companies, which includes international trade, currency, political, regulatory and diplomatic risks. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary’s transaction fees. Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the depositary’s transaction fees are paid directly by the ADR holders. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through. There is also no guarantee that a financial institution will continue to sponsor a particular ADR. As a result, the Series may have difficulty selling securities if it needs to do so, or selling them quickly and efficiently at the prices at which they have been valued. The depositary bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest, and processing corporate actions. A Series would be expected to pay a share of the additional fees, which it would not pay if investing directly in the foreign securities. In addition, the underlying issuers of certain depositary receipts are under no obligation to distribute Shareholder communications or pass through any voting rights with respect to the deposited securities to the holders of such receipts. The Series may therefore receive less timely information or have less control than if it invested directly in the foreign issuer.
To the extent the Manager of the Series determines that material information about the Company underlying the ADRs is not available in English and generally made available to the public in a manner described above in the Principal Investment Strategies, investors in the Series may not be able to gather information on which to make investment decisions. In such circumstances, the Adviser will advise the Board of Trustees of the Series of the circumstances, and the Board may make a determination to cease operations of the Series. In such circumstances, the Series may distribute the underlying ADRs in kind to shareholders, the Fund may liquidate the positions and distribute cash to shareholders, or the Board may take such other actions as it deems most appropriate for, and in the best of, shareholders under the circumstances.
Roche Holding AG ADRhedged(TM) | Tax Risk Member
Prospectus [Line Items]
Risk [Text Block]
Tax Risk. The Series intends to take the position that it will be treated as a grantor trust for U.S. federal income tax purposes. Assuming such treatment is respected, the Series will not be subject to U.S. federal income tax. Rather, a pro rata portion of the Series income, gain, losses and deductions will “flow through” to each beneficial owner of Shares (“Shareholder”). The Series has not requested and will not request an advance ruling from the U.S. Internal Revenue Service (“IRS”) as to its status as a grantor trust. If the Series fails to qualify as a grantor trust for any year (subject to any available curative measures), the Series likely will be subject to regular corporate level U.S. federal income tax in that year on all of its taxable income, regardless of whether the Series makes any distributions to its Shareholders.

Roche Holding AG ADRhedged(TM) | Equity Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Equity Securities Risk. The trading price of equity securities, including the prices of Series Shares and ADRs, will fluctuate in response to a variety of factors. These factors include events impacting a single issuer, as well as political, market and economic developments that affect specific market segments and the market as a whole. The Series NAV and market price, like stock prices generally, will fluctuate within a wide range in response to these factors. As a result, an investor could lose money over short or even long periods.

Roche Holding AG ADRhedged(TM) | Management Risk Member
Prospectus [Line Items]
Risk [Text Block]
Management Risk. The Series is subject to the risk that the Manager’s investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results.

Roche Holding AG ADRhedged(TM) | Market Trading Risk Member
Prospectus [Line Items]
Risk [Text Block]	Market Trading Risk. The Series faces numerous market trading risks, including the potential lack of an active market for Series Shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Series. Any of these factors, among others, may lead to the Series Shares trading at a premium or discount to NAV. Thus, you may pay significantly more (or less) than NAV when you buy Shares of the Series in the secondary market, and you may receive significantly less (or more) than NAV when you sell those Shares in the secondary market. The Manager cannot predict whether Shares will trade above (premium), below (discount) or at NAV. An active market for the Series Shares may not develop and market trading may be halted if trading in one or more of the Series underlying securities is halted. The difference in bid and ask prices is often referred to as the "spread" or "bid/ask spread." The bid/ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if the Series Shares have more trading volume and market liquidity and higher if the Series Shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads. In addition, in stressed market conditions, the market for the Series Shares may become less liquid in response to deteriorating liquidity in the markets for the Series underlying portfolio holdings in the ADRs.
Roche Holding AG ADRhedged(TM) | Authorized Participant Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]
Authorized Participant Concentration Risk. Only an authorized participant (“Authorized Participant”) may engage in creation or redemption transactions directly with the Series. The Series has a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Series and no other Authorized Participant is able to step forward to create or redeem Creation Units, Series Shares may trade at a discount to NAV and possibly face trading halts and/or delisting. This risk may be more pronounced in volatile markets, potentially where there are significant redemptions in exchange-traded funds generally.

Roche Holding AG ADRhedged(TM) | New Series Risk Member
Prospectus [Line Items]
Risk [Text Block]
New Series Risk. As of the date of this prospectus, the Series has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Series market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

Roche Holding AG ADRhedged(TM) | Pharmaceutical Industry Risk Member
Prospectus [Line Items]
Risk [Text Block]
Pharmaceutical Industry Risk.  The profitability of companies in the pharmaceutical industry is highly dependent on the development, procurement and marketing of drugs and the development, protection and exploitation of intellectual property rights and other proprietary information. These companies may be significantly affected by such events as the expiration of patents or the loss of, or the inability to enforce, intellectual property rights. Research and other costs associated with developing or procuring new drugs and the related intellectual property rights can be significant, and the results of such research and expenditures are unpredictable. Many pharmaceutical companies face intense competition from new products and less costly generic products. In addition, the process for obtaining regulatory approval from the U.S. Food and Drug Administration or other governmental regulatory authorities is long and costly and there is no assurance that the necessary approvals will be obtained or maintained by these companies.

Additionally, companies in the pharmaceutical industry may be subject to expenses and losses from extensive litigation based on intellectual property, product liability and similar claims. These companies may be adversely affected by government regulation and changes in reimbursement rates from third-party payors, such as Medicare, Medicaid and other government-sponsored programs, private health insurance plans and health maintenance organizations.

Roche Holding AG ADRhedged(TM) | Risk Of Investing In Switzerland Risk Member
Prospectus [Line Items]
Risk [Text Block]	Risk of Investing in Switzerland. Investments in Swiss issuers will subject the Fund to legal, regulatory, political, currency, security, and economic risks specific to Switzerland. International trade is a large component of the Swiss economy and Switzerland depends upon exports to generate economic growth. The Swiss economy relies on certain key trading partners in order to sustain continued economic growth. Switzerland’s economic growth generally mirrors slowdowns and growth spurts experienced in other countries, including the U.S. and certain Western European countries.
Roche Holding AG ADRhedged(TM) | Roche Company Risk Member
Prospectus [Line Items]
Risk [Text Block]
Roche Company Risk. Because the Series only invests in ADRs of the Company and the Currency Hedge Contract, the Series may be adversely affected by the performance of the Company, subject to increased price volatility and more susceptible to adverse economic, market, political or regulatory occurrences affecting the Company. Roche may perform poorly, causing the value of its securities to decline. Poor performance may be caused by poor management decisions, competitive pressures, changes in technology, environmental concerns, disruptions in supply chain, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors. Issuers may, in times of distress or at their own discretion, decide to reduce or eliminate dividends, which may also cause their stock prices to decline.

Roche Holding AG ADRhedged(TM) | Roche Investing Risk Member
Prospectus [Line Items]
Risk [Text Block]
Roche Investing Risk. Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole. In addition to the risks associated generally with operating companies and pharmaceutical companies, Roche faces risks unique to its operations including, among others, intense competition in the pharmaceutical market, dependence on successful drug development, regulatory hurdles, potential side effects from new medications, clinical trial failures, intellectual property challenges, market fluctuations, reputational damage from adverse events, and changing healthcare policies across different regions.

Roche Holding AG ADRhedged(TM) | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any investment, you could lose all or part of your investment in the Series, and the Series performance could trail that of other investments.
Roche Holding AG ADRhedged(TM) | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Series is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Roche Holding AG ADRhedged(TM) | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversification Risk. The Series is non-diversified and holds Portfolio Securities of only one particular issuer. As a result, the Series may have greater volatility than other diversified funds. Because a non-diversified fund may invest a larger percentage of its assets in securities of a single company than diversified funds, the performance of that company can have a substantial impact on Share price.

SANOFI ADRhedged | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]
Market Risk. The prices of the securities in the Series are subject to the risk associated with investing in the stock market, including sudden and unpredictable drops in value. An investment in the Series may lose money.

SANOFI ADRhedged | Investing In The European Union (“EU”) Risk Member
Prospectus [Line Items]
Risk [Text Block]
Investing in the European Union (“EU”) Risk.  Efforts of member states of the EU to further unify their economic and monetary policies may increase the potential for the downward movement of one member state’s market to cause a similar effect on other member states’ markets.   Separately, the EU faces issues involving its membership, structure, procedures and policies.  The exit of one or more member states from the EU would place its currency and banking system in jeopardy.  The exit by any member states will likely result in increased volatility, illiquidity and potentially lower economic growth in the affected markets, which may adversely affect the Series investments.

SANOFI ADRhedged | Foreign Market Risk Member
Prospectus [Line Items]
Risk [Text Block]
Foreign Market Risk. Because non-U.S. exchanges such as Euronext Paris may be open on days when the Series does not price its Shares, the value of the underlying securities of the ADRs in the Series portfolio may change on days when Shareholders will not be able to purchase or sell the Series Shares, regardless of whether there is an active U.S. market for Shares.

SANOFI ADRhedged | Currency Hedging Risk Member
Prospectus [Line Items]
Risk [Text Block]
Currency Hedging Risk.  Because changes in foreign currency exchange rates affect the value of ADRs, the Series enters into the Currency Hedge Contract in order to seek to minimize the impact of fluctuations in the exchange rate between the U.S. dollar and the Local Currency.  While this approach is designed to minimize the impact of currency fluctuations on Series returns, it does not necessarily eliminate the Series exposure to the Local Currency.  Currency hedges are sometimes subject to imperfect matching between the Currency Hedge Contract and the currencies that the contract intends to hedge, and there can be no assurance that the Currency Hedge Contract will be effective.  The return of the Currency Hedge Contract will not perfectly offset the actual fluctuations between the Local Currency and the U.S. dollar.  It is possible that a degree of currency exposure may remain even at the time the Currency Hedge Contract is implemented. The Series may not be able to structure the Currency Hedge Contract as anticipated or the Currency Hedge Contract may not successfully reduce the currency risk from the Portfolio Securities.

Increased volatility of the Portfolio Securities or the U.S. dollar relative to the Local Currency will generally reduce the effectiveness of the Series currency hedging strategy.  Significant differences between U.S. dollar interest rates and the Local Currency interest rates may impact the effectiveness of the Series currency hedging strategy.
While currency hedging can reduce or eliminate losses due to exchange rate changes, it can also reduce or eliminate gains, and the Series bears additional transaction costs in entering into the Currency Hedge Contract.
SANOFI ADRhedged | Currency Swap Risk Member
Prospectus [Line Items]
Risk [Text Block]
Currency Swap Risk. In order to hedge currency risk, the Series enters into a Currency Hedge Contract. The Currency Hedge Contract is subject to market risk, risk of default by the other party to the transaction, known as “counterparty risk,” and risk of imperfect correlation between profit or loss on the Currency Hedge Contract and the underlying currency exchange rate. The Currency Hedge Contract does not involve the delivery of the underlying currencies. Accordingly, the risk of loss with respect to the Currency Hedge Contract generally is limited to the net amount of payments that the Series is contractually obligated to make, or in the case of the other party to the Currency Hedge Contract defaulting, the net amount of payments that the Series is contractually entitled to receive. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid; however there is no guarantee that the swap market will continue to provide liquidity.

Changes in the credit quality of a company that serves as the Series counterparty with respect to the Currency Hedge Contract will affect the value of that instrument. A decline in the creditworthiness of the counterparty may impair the value of that counterparty’s Currency Hedge Contract with the Series, which could result in the loss of all value of the Currency Hedge Contract. By using a swap, the Series assumes the risk that its counterparty could experience financial hardships. In the event of the insolvency of the counterparty, the Series may sustain losses or be unable to liquidate the swap position. Counterparty risk may be somewhat mitigated by the fact that mark-to-market payments are made on a daily basis. The Series intends to have only one counterparty, which will expose the Series to greater counterparty risk and the Series may be unable to enter into the Currency Hedge Contract on favorable terms, potentially preventing the Series from achieving its investment objective. The Series is subject to liquidity risk if the Series is required to reserve its assets against its exposure under the Currency Hedge Contract.

Compared to other types of investments, derivatives, such as the Currency Hedge Contract, may be harder to value and may also be less tax efficient. The Series is subject to valuation risk as it may improperly value the Currency Hedge Contract if market quotations are unavailable. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Series taxable income or gains, and may limit or prevent the Series from using the Currency Hedge Contract as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Series to change its investment strategy.

SANOFI ADRhedged | Risk Of Investing In Depositary Receipts Risk Member
Prospectus [Line Items]
Risk [Text Block]
Risk of Investing in Depositary Receipts. ADRs involve risk not experienced when investing directly in the equity securities of an issuer. Changes in foreign currency exchange rates affect the value of ADRs and, therefore, may affect the value of a Series portfolio, although the Series enter into the Currency Hedge Contract to seek to minimize the impact of fluctuations in the foreign currency exchange rate. Although the ADRs in which the Series invest will be listed on major U.S. exchanges, there can be no assurance that a market for these securities will be made or maintained or that any such market will be or remain liquid. There is also no guarantee that a financial institution will continue to sponsor a particular ADR. As a result, the Series may have difficulty selling securities, or selling them quickly and efficiently at the prices at which they have been valued. The depositary bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest, and processing corporate actions. A Series would be expected to pay a share of the additional fees, which it would not pay if investing directly in the foreign securities. Moreover, the price at which the Series securities may be sold and the value of the Series Shares may be adversely affected if trading markets for ADRs are limited or absent or if bid/ask spreads are wide. In addition, the underlying issuers of certain depositary receipts are under no obligation to distribute Shareholder communications or pass through any voting rights with respect to the deposited securities to the holders of such receipts. A Series may therefore receive less timely information or have less control than if it invested directly in the foreign issuer.

SANOFI ADRhedged | Tax Risk Member
Prospectus [Line Items]
Risk [Text Block]	Tax Risk. The Series intends to take the position that it will be treated as a grantor trust for U.S. federal income tax purposes. Assuming such treatment is respected, the Series will not be subject to U.S. federal income tax. Rather, a pro rata portion of the Series income, gain, losses and deductions will “flow through” to each beneficial owner of Shares (“Shareholder”). The Series has not requested and will not request an advance ruling from the U.S. Internal Revenue Service (“IRS”) as to its status as a grantor trust. If the Series fails to qualify as a grantor trust for any year (subject to any available curative measures), the Series likely will be subject to regular corporate level U.S. federal income tax in that year on all of its taxable income, regardless of whether the Series makes any distributions to its Shareholders.
SANOFI ADRhedged | Equity Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Equity Securities Risk. The trading price of equity securities, including the prices of Series Shares and ADRs, will fluctuate in response to a variety of factors. These factors include events impacting a single issuer, as well as political, market and economic developments that affect specific market segments and the market as a whole. The Series NAV and market price, like stock prices generally, will fluctuate within a wide range in response to these factors. As a result, an investor could lose money over short or even long periods.

SANOFI ADRhedged | Management Risk Member
Prospectus [Line Items]
Risk [Text Block]
Management Risk. The Series is subject to the risk that the Manager’s investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results.

SANOFI ADRhedged | Market Trading Risk Member
Prospectus [Line Items]
Risk [Text Block]
Market Trading Risk. The Series faces numerous market trading risks, including the potential lack of an active market for Series Shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Series. Any of these factors, among others, may lead to the Series Shares trading at a premium or discount to NAV. Thus, you may pay significantly more (or less) than NAV when you buy Shares of the Series in the secondary market, and you may receive significantly less (or more) than NAV when you sell those Shares in the secondary market.  The Manager cannot predict whether Shares will trade above (premium), below (discount) or at NAV.  An active market for the Series Shares may not develop and market trading may be halted if trading in one or more of the Series underlying securities is halted. The difference in bid and ask prices is often referred to as the "spread" or "bid/ask spread." The bid/ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if the Series Shares have more trading volume and market liquidity and higher if the Series Shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads. In addition, in stressed market conditions, the market for the Series Shares may become less liquid in response to deteriorating liquidity in the markets for the Series underlying portfolio holdings in the ADRs.

SANOFI ADRhedged | Authorized Participant Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]
Authorized Participant Concentration Risk. Only an authorized participant (“Authorized Participant”) may engage in creation or redemption transactions directly with the Series.  The Series has a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Series and no other Authorized Participant is able to step forward to create or redeem Creation Units, Series Shares may trade at a discount to NAV and possibly face trading halts and/or delisting. This risk may be more pronounced in volatile markets, potentially where there are significant redemptions in exchange-traded funds generally.

SANOFI ADRhedged | New Series Risk Member
Prospectus [Line Items]
Risk [Text Block]
New Series Risk. As of the date of this prospectus, the Series has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Series market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

SANOFI ADRhedged | Issuer Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]
Issuer Concentration Risk. Because the Series only invests in the ADRs of the Company and the Currency Hedge Contract, the Series may be adversely affected by the performance of Company, subject to increased price volatility and more susceptible to adverse economic, market, political or regulatory occurrences affecting the Company, the pharmaceutical industry or France. Any issuer may perform poorly, causing the value of its securities to decline. Poor performance may be caused by poor management decisions, competitive pressures, changes in technology, disruptions in supply, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors. Issuers may, in times of distress or at their own discretion, decide to reduce or eliminate dividends, which may also cause their stock prices to decline.

SANOFI ADRhedged | Pharmaceutical Industry Risk Member
Prospectus [Line Items]
Risk [Text Block]
Pharmaceutical Industry Risk.  The profitability of companies in the pharmaceutical industry is highly dependent on the development, procurement and marketing of drugs and the development, protection and exploitation of intellectual property rights and other proprietary information. These companies may be significantly affected by such events as the expiration of patents or the loss of, or the inability to enforce, intellectual property rights. Research and other costs associated with developing or procuring new drugs and the related intellectual property rights can be significant, and the results of such research and expenditures are unpredictable. Many pharmaceutical companies face intense competition from new products and less costly generic products. In addition, the process for obtaining regulatory approval from the U.S. Food and Drug Administration or other governmental regulatory authorities is long and costly and there is no assurance that the necessary approvals will be obtained or maintained by these companies.

Additionally, companies in the pharmaceutical industry may be subject to expenses and losses from extensive litigation based on intellectual property, product liability and similar claims. These companies may be adversely affected by government regulation and changes in reimbursement rates from third-party payors, such as Medicare, Medicaid and other government-sponsored programs, private health insurance plans and health maintenance organizations.

SANOFI ADRhedged | Risks Of Investing In France Member
Prospectus [Line Items]
Risk [Text Block]
Risks of Investing in France. The risks of investing in the securities of a French company include legal, regulatory, political, currency, security, and economic risk specific to France. The French economy is dependent to a significant extent on the economies of certain key trading partners, including Germany and other Western European countries. Reduction in spending on French products and services, or changes in any of the economies may cause an adverse impact on the French economy. In addition, France may be subject to acts of terrorism. The French economy is dependent on exports from the agricultural sector. Leading agricultural exports include dairy products, meat, wine, fruit and vegetables, and fish. As a result, the French economy is susceptible to fluctuations in demand for agricultural products. Additionally, the French economy is susceptible to other risks relating to its membership in the European Union, such as the recent sovereign debt crisis.

SANOFI ADRhedged | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any investment, you could lose all or part of your investment in the Series, and the Series performance could trail that of other investments.
SANOFI ADRhedged | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Series is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
SANOFI ADRhedged | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversification Risk. The Series is non-diversified and holds Portfolio Securities of only one particular issuer.  As a result, the Series may have greater volatility than other diversified funds. Because a non-diversified fund may invest a larger percentage of its assets in securities of a single company than diversified funds, the performance of that company can have a substantial impact on Share price.

SAP SE ADRhedged | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]
Market Risk. The prices of the securities in the Series are subject to the risk associated with investing in the stock market, including sudden and unpredictable drops in value. An investment in the Series may lose money.

SAP SE ADRhedged | Investing In The European Union (“EU”) Risk Member
Prospectus [Line Items]
Risk [Text Block]
Investing in the European Union (“EU”) Risk.  Efforts of member states of the EU to further unify their economic and monetary policies may increase the potential for the downward movement of one member state’s market to cause a similar effect on other member states’ markets.   Separately, the EU faces issues involving its membership, structure, procedures and policies.  The exit of one or more member states from the EU would place its currency and banking system in jeopardy.  The exit by any member states will likely result in increased volatility, illiquidity and potentially lower economic growth in the affected markets, which may adversely affect the Series investments.

SAP SE ADRhedged | Foreign Market Risk Member
Prospectus [Line Items]
Risk [Text Block]
Foreign Market Risk. Because non-U.S. exchanges such as the Frankfurt Stock Exchange may be open on days when the Series does not price its Shares, the value of the underlying securities of the ADRs in the Series portfolio may change on days when Shareholders will not be able to purchase or sell the Series Shares, regardless of whether there is an active U.S. market for Shares.

SAP SE ADRhedged | Currency Hedging Risk Member
Prospectus [Line Items]
Risk [Text Block]
Currency Hedging Risk.  Because changes in foreign currency exchange rates affect the value of ADRs, the Series enters into the Currency Hedge Contract in order to seek to minimize the impact of fluctuations in the exchange rate between the U.S. dollar and the
Local Currency.  While this approach is designed to minimize the impact of currency fluctuations on Series returns, it does not necessarily eliminate the Series exposure to the Local Currency.  Currency hedges are sometimes subject to imperfect matching between the Currency Hedge Contract and the currencies that the contract intends to hedge, and there can be no assurance that the Currency Hedge Contract will be effective.  The return of the Currency Hedge Contract will not perfectly offset the actual fluctuations between the Local Currency and the U.S. dollar.  It is possible that a degree of currency exposure may remain even at the time the Currency Hedge Contract is implemented. The Series may not be able to structure the Currency Hedge Contract as anticipated or the Currency Hedge Contract may not successfully reduce the currency risk from the Portfolio Securities.

Increased volatility of the Portfolio Securities or the U.S. dollar relative to the Local Currency will generally reduce the effectiveness of the Series currency hedging strategy.  Significant differences between U.S. dollar interest rates and the Local Currency interest rates may impact the effectiveness of the Series currency hedging strategy.
While currency hedging can reduce or eliminate losses due to exchange rate changes, it can also reduce or eliminate gains, and the Series bears additional transaction costs in entering into the Currency Hedge Contract.
SAP SE ADRhedged | Currency Swap Risk Member
Prospectus [Line Items]
Risk [Text Block]
Currency Swap Risk. In order to hedge currency risk, the Series enters into a Currency Hedge Contract. The Currency Hedge Contract is subject to market risk, risk of default by the other party to the transaction, known as “counterparty risk,” and risk of imperfect correlation between profit or loss on the Currency Hedge Contract and the underlying currency exchange rate. The Currency Hedge Contract does not involve the delivery of the underlying currencies. Accordingly, the risk of loss with respect to the Currency Hedge Contract generally is limited to the net amount of payments that the Series is contractually obligated to make, or in the case of the other party to the Currency Hedge Contract defaulting, the net amount of payments that the Series is contractually entitled to receive. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid; however there is no guarantee that the swap market will continue to provide liquidity.

Changes in the credit quality of a company that serves as the Series counterparty with respect to the Currency Hedge Contract will affect the value of that instrument. A decline in the creditworthiness of the counterparty may impair the value of that counterparty’s Currency Hedge Contract with the Series, which could result in the loss of all value of the Currency Hedge Contract. By using a swap, the Series assumes the risk that its counterparty could experience financial hardships. In the event of the insolvency of the counterparty, the Series may sustain losses or be unable to liquidate the swap position. Counterparty risk may be somewhat mitigated by the fact that mark-to-market payments are made on a daily basis. The Series intends to have only one counterparty, which will expose the Series to greater counterparty risk and the Series may be unable to enter into the Currency Hedge Contract on favorable terms, potentially preventing the Series from achieving its investment objective. The Series is subject to liquidity risk if the Series is required to reserve its assets against its exposure under the Currency Hedge Contract.

Compared to other types of investments, derivatives, such as the Currency Hedge Contract, may be harder to value and may also be less tax efficient. The Series is subject to valuation risk as it may improperly value the Currency Hedge Contract if market quotations are unavailable. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Series taxable income or gains, and may limit or prevent the Series from using the Currency Hedge Contract as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Series to change its investment strategy.

SAP SE ADRhedged | Risk Of Investing In Depositary Receipts Risk Member
Prospectus [Line Items]
Risk [Text Block]
Risk of Investing in Depositary Receipts. ADRs involve risk not experienced when investing directly in the equity securities of an issuer. Changes in foreign currency exchange rates affect the value of ADRs and, therefore, may affect the value of a Series portfolio, although the Series enter into the Currency Hedge Contract to seek to minimize the impact of fluctuations in the foreign currency exchange rate. Although the ADRs in which the Series invest will be listed on major U.S. exchanges, there can be no assurance that a market for these securities will be made or maintained or that any such market will be or remain liquid. There is also no guarantee that a financial institution will continue to sponsor a particular ADR. As a result, the Series may have difficulty selling securities, or selling them quickly and efficiently at the prices at which they have been valued. The depositary bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest, and processing corporate actions. A Series would be expected to pay a share of the additional fees, which it would not pay if investing directly in the foreign securities. Moreover, the price at which the Series securities may be sold and the value of the Series Shares may be adversely affected if trading markets for ADRs are limited or absent or if bid/ask spreads are wide. In addition, the underlying issuers of certain depositary receipts are under no obligation to distribute Shareholder communications or pass through any voting rights with respect to the deposited securities to the holders of such receipts. A Series may therefore receive less timely information or have less control than if it invested directly in the foreign issuer.

SAP SE ADRhedged | Tax Risk Member
Prospectus [Line Items]
Risk [Text Block]	Tax Risk. The Series intends to take the position that it will be treated as a grantor trust for U.S. federal income tax purposes. Assuming such treatment is respected, the Series will not be subject to U.S. federal income tax. Rather, a pro rata portion of the Series income, gain, losses and deductions will “flow through” to each beneficial owner of Shares ("Shareholder"). The Series has not requested and will not request an advance ruling from the U.S. Internal Revenue Service (“IRS”) as to its status as a grantor trust. If the Series fails to qualify as a grantor trust for any year (subject to any available curative measures), the Series likely will be subject to regular corporate level U.S. federal income tax in that year on all of its taxable income, regardless of whether the Series makes any distributions to its Shareholders.
SAP SE ADRhedged | Equity Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Equity Securities Risk. The trading price of equity securities, including the prices of Series Shares and ADRs, will fluctuate in response to a variety of factors. These factors include events impacting a single issuer, as well as political, market and economic developments that affect specific market segments and the market as a whole. The Series NAV and market price, like stock prices generally, will fluctuate within a wide range in response to these factors. As a result, an investor could lose money over short or even long periods.

SAP SE ADRhedged | Management Risk Member
Prospectus [Line Items]
Risk [Text Block]
Management Risk. The Series is subject to the risk that the Manager’s investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results.

SAP SE ADRhedged | Market Trading Risk Member
Prospectus [Line Items]
Risk [Text Block]
Market Trading Risk. The Series faces numerous market trading risks, including the potential lack of an active market for Series Shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Series. Any of these factors, among others, may lead to the Series Shares trading at a premium or discount to NAV. Thus, you may pay significantly more (or less) than NAV when you buy Shares of the Series in the secondary market, and you may receive significantly less (or more) than NAV when you sell those Shares in the secondary market.  The Manager cannot predict whether Shares will trade above (premium), below (discount) or at NAV.  An active market for the Series Shares may not develop and market trading may be halted if trading in one or more of the Series underlying securities is halted. The difference in bid and ask prices is often referred to as the "spread" or "bid/ask spread." The bid/ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if the Series Shares have more trading volume and market liquidity and higher if the Series Shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads. In addition, in stressed market conditions, the market for the Series Shares may become less liquid in response to deteriorating liquidity in the markets for the Series underlying portfolio holdings in the ADRs.

SAP SE ADRhedged | Authorized Participant Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]
Authorized Participant Concentration Risk. Only an authorized participant (“Authorized Participant”) may engage in creation or redemption transactions directly with the Series.  The Series has a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Series and no other Authorized Participant is able to step forward to create or redeem Creation Units, Series Shares may trade at a discount to NAV and possibly face trading halts and/or delisting. This risk may be more pronounced in volatile markets, potentially where there are significant redemptions in exchange-traded funds generally.

SAP SE ADRhedged | New Series Risk Member
Prospectus [Line Items]
Risk [Text Block]
New Series Risk. As of the date of this prospectus, the Series has limited operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Series market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

SAP SE ADRhedged | Issuer Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]
Issuer Concentration Risk. Because the Series only invests in ADRs of the Company and the Currency Hedge Contract, the Series may be adversely affected by the performance of the Company, subject to increased price volatility and more susceptible to adverse economic, market, political or regulatory occurrences affecting the Company, the software industry or Germany. Any issuer may perform poorly, causing the value of its securities to decline. Poor performance may be caused by poor management decisions, competitive pressures, changes in technology, disruptions in supply, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors. Issuers may, in times of distress or at their own discretion, decide to reduce or eliminate dividends, which may also cause their stock prices to decline.

SAP SE ADRhedged | Risks Of Investing In Germany Member
Prospectus [Line Items]
Risk [Text Block]
Risks of Investing in Germany. The risks of investing in the securities of a German company include risks of significant demographic challenges to sustained long-term growth; low fertility rates and declining net immigration putting pressure on the country’s social welfare system; and the costly and time-consuming modernization and integration of the eastern German economy. Additionally, the European sovereign-debt crisis has resulted in a weakened Euro and has put into question the future financial prospects of Germany and the surrounding region.

SAP SE ADRhedged | Software Industry Risk Member
Prospectus [Line Items]
Risk [Text Block]
Software Industry Risk. The software industry faces risks related to competitive pressures, such as aggressive pricing (including fixed-rate pricing), technological developments (including product-specific technological change), changing domestic demand, and the ability to attract and retain skilled employees; availability and price of components; dependence on intellectual property rights, and potential loss or impairment of those rights; research and development costs; rapid product obsolescence; cyclical market patterns; evolving industry standards; and frequent new product introductions requiring timely and successful introduction of new products and the ability to service such products. The software industry may also be affected by risks that affect the broader information technology industry.

SAP SE ADRhedged | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any investment, you could lose all or part of your investment in the Series, and the Series performance could trail that of other investments.
SAP SE ADRhedged | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Series is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
SAP SE ADRhedged | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversification Risk. The Series is non-diversified and holds Portfolio Securities of only one particular issuer.  As a result, the Series may have greater volatility than other diversified funds. Because a non-diversified fund may invest a larger percentage of its assets in securities of a single company than diversified funds, the performance of that company can have a substantial impact on Share price.

Shell plc ADRhedged | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]
Market Risk. The prices of the securities in the Series are subject to the risk associated with investing in the stock market, including sudden and unpredictable drops in value. An investment in the Series may lose money.

Shell plc ADRhedged | Foreign Market Risk Member
Prospectus [Line Items]
Risk [Text Block]
Foreign Market Risk. Because non-U.S. exchanges such as Euronext Amsterdam may be open on days when the Series does not price its Shares, the value of the underlying securities of the ADRs in the Series portfolio may change on days when Shareholders will not be able to purchase or sell the Series Shares, regardless of whether there is an active U.S. market for Shares.

Shell plc ADRhedged | Currency Hedging Risk Member
Prospectus [Line Items]
Risk [Text Block]
Currency Hedging Risk.  Because changes in foreign currency exchange rates affect the value of ADRs, the Series enters into the Currency Hedge Contract in order to seek to minimize the impact of fluctuations in the exchange rate between the U.S. dollar and the Local Currency.  While this approach is designed to minimize the impact of currency fluctuations on Series returns, it does not necessarily eliminate the Series exposure to the Local Currency.  Currency hedges are sometimes subject to imperfect matching between the Currency Hedge Contract and the currencies that the contract intends to hedge, and there can be no assurance that the Currency Hedge Contract will be effective.  The return of the Currency Hedge Contract will not perfectly offset the actual fluctuations between the Local Currency and the U.S. dollar.  It is possible that a degree of currency exposure may remain even at the time the
Currency Hedge Contract is implemented. The Series may not be able to structure the Currency Hedge Contract as anticipated or the Currency Hedge Contract may not successfully reduce the currency risk from the Portfolio Securities.

Increased volatility of the Portfolio Securities or the U.S. dollar relative to the Local Currency will generally reduce the effectiveness of the Series currency hedging strategy.  Significant differences between U.S. dollar interest rates and the Local Currency interest rates may impact the effectiveness of the Series currency hedging strategy.
While currency hedging can reduce or eliminate losses due to exchange rate changes, it can also reduce or eliminate gains, and the Series bears additional transaction costs in entering into the Currency Hedge Contract.
Shell plc ADRhedged | Currency Swap Risk Member
Prospectus [Line Items]
Risk [Text Block]
Currency Swap Risk. In order to hedge currency risk, the Series enters into a Currency Hedge Contract. The Currency Hedge Contract is subject to market risk, risk of default by the other party to the transaction, known as “counterparty risk,” and risk of imperfect correlation between profit or loss on the Currency Hedge Contract and the underlying currency exchange rate. The Currency Hedge Contract does not involve the delivery of the underlying currencies. Accordingly, the risk of loss with respect to the Currency Hedge Contract generally is limited to the net amount of payments that the Series is contractually obligated to make, or in the case of the other party to the Currency Hedge Contract defaulting, the net amount of payments that the Series is contractually entitled to receive. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid; however there is no guarantee that the swap market will continue to provide liquidity.

Changes in the credit quality of a company that serves as the Series counterparty with respect to the Currency Hedge Contract will affect the value of that instrument. A decline in the creditworthiness of the counterparty may impair the value of that counterparty’s Currency Hedge Contract with the Series, which could result in the loss of all value of the Currency Hedge Contract. By using a swap, the Series assumes the risk that its counterparty could experience financial hardships. In the event of the insolvency of the counterparty, the Series may sustain losses or be unable to liquidate the swap position. Counterparty risk may be somewhat mitigated by the fact that mark-to-market payments are made on a daily basis. The Series intends to have only one counterparty, which will expose the Series to greater counterparty risk and the Series may be unable to enter into the Currency Hedge Contract on favorable terms, potentially preventing the Series from achieving its investment objective. The Series is subject to liquidity risk if the Series is required to reserve its assets against its exposure under the Currency Hedge Contract.

Compared to other types of investments, derivatives, such as the Currency Hedge Contract, may be harder to value and may also be less tax efficient. The Series is subject to valuation risk as it may improperly value the Currency Hedge Contract if market quotations are unavailable. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Series taxable income or gains, and may limit or prevent the Series from using the Currency Hedge Contract as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Series to change its investment strategy.

Shell plc ADRhedged | Risk Of Investing In Depositary Receipts Risk Member
Prospectus [Line Items]
Risk [Text Block]
Risk of Investing in Depositary Receipts. ADRs involve risk not experienced when investing directly in the equity securities of an issuer. Changes in foreign currency exchange rates affect the value of ADRs and, therefore, may affect the value of a Series portfolio, although the Series enter into the Currency Hedge Contract to seek to minimize the impact of fluctuations in the foreign currency exchange rate. Although the ADRs in which the Series invest will be listed on major U.S. exchanges, there can be no assurance that a market for these securities will be made or maintained or that any such market will be or remain liquid. There is also no guarantee that a financial institution will continue to sponsor a particular ADR. As a result, the Series may have difficulty selling securities, or selling them quickly and efficiently at the prices at which they have been valued. The depositary bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest, and processing corporate actions. A Series would be expected to pay a share of the additional fees, which it would not pay if investing directly in the foreign securities. Moreover, the price at which the Series securities may be sold and the value of the Series Shares may be adversely affected if trading markets for ADRs are limited or absent or if bid/ask spreads are wide. In addition, the underlying issuers of certain depositary receipts are under no obligation to distribute Shareholder communications or pass through any voting rights with respect to the deposited securities to the holders of such receipts. A Series may therefore receive less timely information or have less control than if it invested directly in the foreign issuer.

Shell plc ADRhedged | Tax Risk Member
Prospectus [Line Items]
Risk [Text Block]	Tax Risk. The Series intends to take the position that it will be treated as a grantor trust for U.S. federal income tax purposes. Assuming such treatment is respected, the Series will not be subject to U.S. federal income tax. Rather, a pro rata portion of the Series income, gain, losses and deductions will “flow through” to each beneficial owner of Shares (“Shareholder”). The Series has not requested and will not request an advance ruling from the U.S. Internal Revenue Service (“IRS”) as to its status as a grantor trust. If the Series fails to qualify as a grantor trust for any year (subject to any available curative measures), the Series likely will be subject to regular corporate level U.S. federal income tax in that year on all of its taxable income, regardless of whether the Series makes any distributions to its Shareholders.
Shell plc ADRhedged | Equity Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Equity Securities Risk. The trading price of equity securities, including the prices of Series Shares and ADRs, will fluctuate in response to a variety of factors. These factors include events impacting a single issuer, as well as political, market and economic developments that affect specific market segments and the market as a whole. The Series NAV and market price, like stock prices generally, will fluctuate within a wide range in response to these factors. As a result, an investor could lose money over short or even long periods.

Shell plc ADRhedged | Management Risk Member
Prospectus [Line Items]
Risk [Text Block]
Management Risk. The Series is subject to the risk that the Manager’s investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results.

Shell plc ADRhedged | Market Trading Risk Member
Prospectus [Line Items]
Risk [Text Block]
Market Trading Risk. The Series faces numerous market trading risks, including the potential lack of an active market for Series Shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Series. Any of these factors, among others, may lead to the Series Shares trading at a premium or discount to NAV. Thus, you may pay significantly more (or less) than NAV when you buy Shares of the Series in the secondary market, and you may receive significantly less (or more) than NAV when you sell those Shares in the secondary market.  The Manager cannot predict whether Shares will trade above (premium), below (discount) or at NAV.  An active market for the Series Shares may not develop and market trading may be halted if trading in one or more of the Series underlying securities is halted. The difference in bid and ask prices is often referred to as the "spread" or "bid/ask spread." The bid/ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if the Series Shares have more trading volume and market liquidity and higher if the Series Shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads. In addition, in stressed market conditions, the market for the Series Shares may become less liquid in response to deteriorating liquidity in the markets for the Series underlying portfolio holdings in the ADRs.

Shell plc ADRhedged | Authorized Participant Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]
Authorized Participant Concentration Risk. Only an authorized participant (“Authorized Participant”) may engage in creation or redemption transactions directly with the Series.  The Series has a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Series and no other Authorized Participant is able to step forward to create or redeem Creation Units, Series Shares may trade at a discount to NAV and possibly face trading halts and/or delisting. This risk may be more pronounced in volatile markets, potentially where there are significant redemptions in exchange-traded funds generally.

Shell plc ADRhedged | Issuer Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]
Issuer Concentration Risk. Because the Series only invests in the ADRs of the Company and the Currency Hedge Contract, the Series may be adversely affected by the performance of the Company, subject to increased price volatility and more susceptible to adverse economic, market, political or regulatory occurrences affecting the Company; the oil, gas, and consumable fuels industry; or England. Any issuer may perform poorly, causing the value of its securities to decline. Poor performance may be caused by poor management decisions, competitive pressures, changes in technology, disruptions in supply, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors. Issuers may, in times of distress or at their own discretion, decide to reduce or eliminate dividends, which may also cause their stock prices to decline.

Shell plc ADRhedged | Risks Of Investing In The United Kingdom (“UK”) Risk Member
Prospectus [Line Items]
Risk [Text Block]
Risks of Investing in the United Kingdom (“UK”). The UK, of which England is a part, has one of the largest economies in Europe, and the United States and other European countries are substantial trading partners of the UK. As a result, the British economy may be impacted by changes to the economic condition of the United States and other European countries. The British economy, along with certain other European Union (“EU”) economies, experienced a significant economic slowdown during the recent financial crisis, and certain British financial institutions suffered significant losses, were severely under-capitalized and required government intervention to survive. The British economy relies heavily on the export of financial services to the United States and other European countries and, therefore, a prolonged slowdown in the financial services sector may have a negative impact on the British economy. Continued governmental involvement or control in certain sectors may stifle competition in certain sectors or cause adverse effects on economic growth.

Shell plc ADRhedged | Oil, Gas, And Consumable Fuels Industry Risk Member
Prospectus [Line Items]
Risk [Text Block]
Oil, Gas, and Consumable Fuels Industry Risk. The oil, gas, and consumable fuels industry is affected by worldwide energy prices and exploration and production costs. Companies in the oil, gas, and consumable fuels industry may have significant operations in areas at risk for natural disasters, social unrest and environmental damage. These companies may also be at risk for increased government regulation and intervention, litigation, and negative publicity and public perception.

Shell plc ADRhedged | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any investment, you could lose all or part of your investment in the Series, and the Series performance could trail that of other investments.
Shell plc ADRhedged | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Series is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Shell plc ADRhedged | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversification Risk. The Series is non-diversified and holds Portfolio Securities of only one particular issuer.  As a result, the Series may have greater volatility than other diversified funds. Because a non-diversified fund may invest a larger percentage of its assets in securities of a single company than diversified funds, the performance of that company can have a substantial impact on Share price.

Siemens AG ADRhedged(TM) | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]
Market Risk. The prices of the securities in the Series are subject to the risk associated with investing in the stock market, including sudden and unpredictable drops in value. An investment in the Series may lose money.

Siemens AG ADRhedged(TM) | Investing In The European Union (“EU”) Risk Member
Prospectus [Line Items]
Risk [Text Block]
Investing in the European Union (“EU”) Risk. Efforts of member states of the EU to further unify their economic and monetary policies may increase the potential for the downward movement of one member state’s market to cause a similar effect on other member states’ markets. Separately, the EU faces issues involving its membership, structure, procedures and policies. The exit of one or more member states from the EU would place its currency and banking system in jeopardy. The exit by any other member states will likely result in increased volatility, illiquidity and potentially lower economic growth in the affected markets, which may adversely affect the Series investments.

Siemens AG ADRhedged(TM) | Foreign Market Risk Member
Prospectus [Line Items]
Risk [Text Block]
Foreign Market Risk. Because non-U.S. exchanges such as the Frankfurt Exchange may be open on days when the Series does not price its Shares, the value of the underlying securities of the ADRs in the Series portfolio may change on days when Shareholders will not be able to purchase or sell the Series Shares, regardless of whether there is an active U.S. market for Shares.

Siemens AG ADRhedged(TM) | Currency Hedging Risk Member
Prospectus [Line Items]
Risk [Text Block]
Currency Hedging Risk. Because changes in foreign currency exchange rates affect the value of ADRs, the Series enters into the Currency Hedge Contract in order to seek to minimize the impact of fluctuations in the exchange rate between the U.S. dollar and the Local Currency. While this approach is designed to minimize the impact of currency fluctuations on Series returns, it does not necessarily eliminate the Series exposure to the Local Currency. Currency hedges are sometimes subject to imperfect matching between the Currency Hedge Contract and the currencies that the contract intends to hedge, and there can be no assurance that the Currency Hedge Contract will be effective. The return of the Currency Hedge Contract will not perfectly offset the actual fluctuations between the Local Currency and the U.S. dollar. It is possible that a degree of currency exposure may remain even at the time the Currency Hedge Contract is implemented. The Series may not be able to structure the Currency Hedge Contract as anticipated or the Currency Hedge Contract may not successfully reduce the currency risk from the Portfolio Securities.

Increased volatility of the Portfolio Securities or the U.S. dollar relative to the Local Currency will generally reduce the effectiveness of the Series currency hedging strategy. Significant differences between U.S. dollar interest rates and the Local Currency interest rates may impact the effectiveness of the Series currency hedging strategy.
While currency hedging can reduce or eliminate losses due to exchange rate changes, it can also reduce or eliminate gains, and the Series bears additional transaction costs in entering into the Currency Hedge Contract.
Siemens AG ADRhedged(TM) | Currency Swap Risk Member
Prospectus [Line Items]
Risk [Text Block]
Currency Swap Risk. In order to hedge currency risk, the Series enters into a Currency Hedge Contract. The Currency Hedge Contract is subject to market risk, risk of default by the other party to the transaction, known as “counterparty risk,” and risk of imperfect correlation between profit or loss on the Currency Hedge Contract and the underlying currency exchange rate. The Currency Hedge Contract does not involve the delivery of the underlying currencies. Accordingly, the risk of loss with respect to the Currency Hedge Contract generally is limited to the net amount of payments that the Series is contractually obligated to make, or in the case of the other party to the Currency Hedge Contract defaulting, the net amount of payments that the Series is contractually entitled to receive. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid; however there is no guarantee that the swap market will continue to provide liquidity.

Changes in the credit quality of a company that serves as the Series counterparty with respect to the Currency Hedge Contract will affect the value of that instrument. A decline in the creditworthiness of the counterparty may impair the value of that counterparty’s Currency Hedge Contract with the Series, which could result in the loss of all value of the Currency Hedge Contract. By using a swap, the Series assumes the risk that its counterparty could experience financial hardships. In the event of the insolvency of the counterparty, the Series may sustain losses or be unable to liquidate the swap position. Counterparty risk may be somewhat mitigated by the fact that mark-to-market payments are made on a daily basis. The Series intends to have only one counterparty, which will expose the Series to greater counterparty risk and the Series may be unable to enter into the Currency Hedge Contract on favorable terms, potentially preventing the Series from achieving its investment objective. The Series is subject to liquidity risk if the Series is required to reserve its assets against its exposure under the Currency Hedge Contract.

Compared to other types of investments, derivatives, such as the Currency Hedge Contract, may be harder to value and may also be less tax efficient. The Series is subject to valuation risk as it may improperly value the Currency Hedge Contract if market quotations are unavailable. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Series taxable income or gains, and may limit or prevent the Series from using the Currency Hedge Contract as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Series to change its investment strategy.

Siemens AG ADRhedged(TM) | Risk Of Investing In Depositary Receipts Risk Member
Prospectus [Line Items]
Risk [Text Block]
Risk of Investing in Depositary Receipts. ADRs involve risk not experienced when investing directly in the equity securities of an issuer. Changes in foreign currency exchange rates affect the value of ADRs and, therefore, may affect the value of the Series portfolio, although the Series enters into the Currency Hedge Contract to seek to minimize the impact of fluctuations in the foreign currency exchange rate. Although the ADRs in which the Series invests will be listed on U.S. over-the-counter markets, there can be no assurance that a market for these securities will be made or maintained or that any such market will be or remain liquid.
ADRs may be subject to some of the same risks as direct investment in foreign companies, which includes international trade, currency, political, regulatory and diplomatic risks. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary’s transaction fees. Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the depositary’s transaction fees are paid directly by the ADR holders. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through. There is also no guarantee that a financial institution will continue to sponsor a particular ADR. As a result, the Series may have difficulty selling securities if it needs to do so, or selling them quickly and efficiently at the prices at which they have been valued. The depositary bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest, and processing corporate actions. A Series would be expected to pay a share of the additional fees, which it would not pay if investing directly in the foreign securities. In addition, the underlying issuers of certain depositary receipts are under no obligation to distribute Shareholder communications or pass through any voting rights with respect to the deposited securities to the holders of such receipts. The Series may therefore receive less timely information or have less control than if it invested directly in the foreign issuer.
To the extent the Manager of the Series determines that material information about the Company underlying the ADRs is not available in English and generally made available to the public in a manner described above in the Principal Investment Strategies, investors in the Series may not be able to gather information on which to make investment decisions. In such circumstances, the Adviser will advise the Board of Trustees of the Series of the circumstances, and the Board may make a determination to cease operations of the Series. In such circumstances, the Series may distribute the underlying ADRs in kind to shareholders, the Fund may liquidate the positions and distribute cash to shareholders, or the Board may take such other actions as it deems most appropriate for, and in the best of, shareholders under the circumstances.
Siemens AG ADRhedged(TM) | Tax Risk Member
Prospectus [Line Items]
Risk [Text Block]
Tax Risk. The Series intends to take the position that it will be treated as a grantor trust for U.S. federal income tax purposes. Assuming such treatment is respected, the Series will not be subject to U.S. federal income tax. Rather, a pro rata portion of the Series income, gain, losses and deductions will “flow through” to each beneficial owner of Shares (“Shareholder”). The Series has not requested and will not request an advance ruling from the U.S. Internal Revenue Service (“IRS”) as to its status as a grantor trust. If the Series fails to qualify as a grantor trust for any year (subject to any available curative measures), the Series likely will be subject to regular corporate level U.S. federal income tax in that year on all of its taxable income, regardless of whether the Series makes any distributions to its Shareholders.

Siemens AG ADRhedged(TM) | Equity Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Equity Securities Risk. The trading price of equity securities, including the prices of Series Shares and ADRs, will fluctuate in response to a variety of factors. These factors include events impacting a single issuer, as well as political, market and economic developments that affect specific market segments and the market as a whole. The Series NAV and market price, like stock prices generally, will fluctuate within a wide range in response to these factors. As a result, an investor could lose money over short or even long periods.

Siemens AG ADRhedged(TM) | Management Risk Member
Prospectus [Line Items]
Risk [Text Block]
Management Risk. The Series is subject to the risk that the Manager’s investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results.

Siemens AG ADRhedged(TM) | Market Trading Risk Member
Prospectus [Line Items]
Risk [Text Block]	Market Trading Risk. The Series faces numerous market trading risks, including the potential lack of an active market for Series Shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Series. Any of these factors, among others, may lead to the Series Shares trading at a premium or discount to NAV. Thus, you may pay significantly more (or less) than NAV when you buy Shares of the Series in the secondary market, and you may receive significantly less (or more) than NAV when you sell those Shares in the secondary market. The Manager cannot predict whether Shares will trade above (premium), below (discount) or at NAV. An active market for the Series Shares may not develop and market trading may be halted if trading in one or more of the Series underlying securities is halted. The difference in bid and ask prices is often referred to as the "spread" or "bid/ask spread." The bid/ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if the Series Shares have more trading volume and market liquidity and higher if the Series Shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads. In addition, in stressed market conditions, the market for the Series Shares may become less liquid in response to deteriorating liquidity in the markets for the Series underlying portfolio holdings in the ADRs.
Siemens AG ADRhedged(TM) | Authorized Participant Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]
Authorized Participant Concentration Risk. Only an authorized participant (“Authorized Participant”) may engage in creation or redemption transactions directly with the Series. The Series has a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Series and no other Authorized Participant is able to step forward to create or redeem Creation Units, Series Shares may trade at a discount to NAV and possibly face trading halts and/or delisting. This risk may be more pronounced in volatile markets, potentially where there are significant redemptions in exchange-traded funds generally.

Siemens AG ADRhedged(TM) | New Series Risk Member
Prospectus [Line Items]
Risk [Text Block]
New Series Risk. As of the date of this prospectus, the Series has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Series market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

Siemens AG ADRhedged(TM) | Investing In Germany Member
Prospectus [Line Items]
Risk [Text Block]
Investing in Germany. The risks of investing in the securities of a German company include risks of significant demographic challenges to sustained long-term growth; low fertility rates and declining net immigration putting pressure on the country’s social welfare system; and the costly and time-consuming modernization and integration of the eastern German economy. Additionally, the European sovereign-debt crisis has resulted in a weakened Euro and has put into question the future financial prospects of Germany and the surrounding region.

Siemens AG ADRhedged(TM) | Technology Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]
Technology Companies Risk. Technology companies and companies that rely heavily on technological advances may have limited product lines, markets, financial resources, supply chains and personnel. These companies typically face intense competition, potentially rapid product obsolescence and changes in product cycles and customer preferences. They may face unexpected risks and costs associated with technological developments, such as artificial intelligence and machine learning. Technology companies also depend heavily on intellectual property rights and may be adversely affected by the loss or impairment of those rights. Technology companies may face increased government scrutiny and may be subject to adverse government or legal action.

Siemens AG ADRhedged(TM) | Siemens AG Company Risk Member
Prospectus [Line Items]
Risk [Text Block]
Siemens AG Company Risk. Because the Series only invests in ADRs of the Company and the Currency Hedge Contract, the Series may be adversely affected by the performance of the Company, subject to increased price volatility and more susceptible to adverse economic, market, political or regulatory occurrences affecting the Company. Any issuer may perform poorly, causing the value of its securities to decline. Poor performance may be caused by poor management decisions, competitive pressures, changes in technology, disruptions in supply chain, labor problems or shortages, human rights issues, corporate restructurings, fraudulent disclosures or other factors. Issuers may, in times of distress or at their own discretion, decide to reduce or eliminate dividends, which may also cause their stock prices to decline.

Siemens AG ADRhedged(TM) | Siemens AG Investing Risk Member
Prospectus [Line Items]
Risk [Text Block]	Siemens AG Investing Risk. Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole. In addition to the risks associated generally with operating companies and technology companies, Siemens AG faces risks unique to its operations including, among others, geopolitical instability, trade wars, fluctuating economic conditions, intense competition in the industrial automation market, rapid technological changes, cybersecurity threats, supply chain disruptions, and regulatory compliance challenges across different regions where they operate, particularly in the areas of energy, infrastructure, and industrial automation.
Siemens AG ADRhedged(TM) | Rail Transport Risk Member
Prospectus [Line Items]
Risk [Text Block]	Rail Transport Risk. Companies that provide rail transport technology and services are subject to the risks of the rail transport industry as a whole. Such risks include, but are not limited to, the risk that a company cannot secure or maintain regulatory qualifications for products and services, non-diverse customer base due to the industry being dominated by a few large participants, changes in regulatory standards for services and equipment, natural disasters that can interrupt railway operations, and obsolete technology.
Siemens AG ADRhedged(TM) | Health Technology Risk Member
Prospectus [Line Items]
Risk [Text Block]	Health Technology Risk. Health technology companies are subject to unique risks related to intellectual property protection and significant expenditures on research and development that many not produce profitable results. Companies in the health technology industry rely heavily on a combination of patents, copyrights, trademarks and trade secret laws to establish and protect rights in their proprietary products and technologies. There can be no assurance that steps taken to protect proprietary rights will adequately prevent the misappropriation of technology. Competitors may also develop technologies that are substantially equivalent or superior to such companies’ technology. Health technology companies typically engage in significant amounts of spending on research and development, and there is no guarantee that the products or services produced by these companies will be profitable.
Siemens AG ADRhedged(TM) | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any investment, you could lose all or part of your investment in the Series, and the Series performance could trail that of other investments.
Siemens AG ADRhedged(TM) | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Series is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Siemens AG ADRhedged(TM) | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversification Risk. The Series is non-diversified and holds Portfolio Securities of only one particular issuer. As a result, the Series may have greater volatility than other diversified funds. Because a non-diversified fund may invest a larger percentage of its assets in securities of a single company than diversified funds, the performance of that company can have a substantial impact on Share price.

Silicon Motion Technology Corp. ADRhedged(TM) | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]
Market Risk. The prices of the securities in the Series are subject to the risk associated with investing in the stock market, including sudden and unpredictable drops in value. An investment in the Series may lose money.

Silicon Motion Technology Corp. ADRhedged(TM) | Foreign Market Risk Member
Prospectus [Line Items]
Risk [Text Block]
Foreign Market Risk. Because non-U.S. exchanges such as the Taiwan Stock Exchange may be open on days when the Series does not price its Shares, the value of the underlying securities of the ADRs in the Series portfolio may change on days when Shareholders will not be able to purchase or sell the Series Shares, regardless of whether there is an active U.S. market for Shares.

Silicon Motion Technology Corp. ADRhedged(TM) | Currency Hedging Risk Member
Prospectus [Line Items]
Risk [Text Block]
Currency Hedging Risk. Because changes in foreign currency exchange rates affect the value of ADRs, the Series enters into the Currency Hedge Contract in order to seek to minimize the impact of fluctuations in the exchange rate between the U.S. dollar and the Local Currency. While this approach is designed to minimize the impact of currency fluctuations on Series returns, it does not necessarily eliminate the Series exposure to the Local Currency. Currency hedges are sometimes subject to imperfect matching between the Currency Hedge Contract and the currencies that the contract intends to hedge, and there can be no assurance that the Currency Hedge Contract will be effective. The return of the Currency Hedge Contract will not perfectly offset the actual fluctuations between the Local Currency and the U.S. dollar. It is possible that a degree of currency exposure may remain even at the time the Currency Hedge Contract is implemented. The Series may not be able to structure the Currency Hedge Contract as anticipated or the Currency Hedge Contract may not successfully reduce the currency risk from the Portfolio Securities.

Increased volatility of the Portfolio Securities or the U.S. dollar relative to the Local Currency will generally reduce the effectiveness of the Series currency hedging strategy. Significant differences between U.S. dollar interest rates and the Local Currency interest rates may impact the effectiveness of the Series currency hedging strategy.
While currency hedging can reduce or eliminate losses due to exchange rate changes, it can also reduce or eliminate gains, and the Series bears additional transaction costs in entering into the Currency Hedge Contract.
Silicon Motion Technology Corp. ADRhedged(TM) | Currency Swap Risk Member
Prospectus [Line Items]
Risk [Text Block]
Currency Swap Risk. In order to hedge currency risk, the Series enters into a Currency Hedge Contract. The Currency Hedge Contract is subject to market risk, risk of default by the other party to the transaction, known as “counterparty risk,” and risk of imperfect correlation between profit or loss on the Currency Hedge Contract and the underlying currency exchange rate. The Currency Hedge Contract does not involve the delivery of the underlying currencies. Accordingly, the risk of loss with respect to the Currency Hedge Contract generally is limited to the net amount of payments that the Series is contractually obligated to make, or in the case of the other party to the Currency Hedge Contract defaulting, the net amount of payments that the Series is contractually entitled to receive. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid; however there is no guarantee that the swap market will continue to provide liquidity.

Changes in the credit quality of a company that serves as the Series counterparty with respect to the Currency Hedge Contract will affect the value of that instrument. A decline in the creditworthiness of the counterparty may impair the value of that counterparty’s Currency Hedge Contract with the Series, which could result in the loss of all value of the Currency Hedge Contract. By using a swap, the Series assumes the risk that its counterparty could experience financial hardships. In the event of the insolvency of the counterparty, the Series may sustain losses or be unable to liquidate the swap position. Counterparty risk may be somewhat mitigated by the fact that mark-to-market payments are made on a daily basis. The Series intends to have only one counterparty, which will expose the Series to greater counterparty risk and the Series may be unable to enter into the Currency Hedge Contract on favorable terms, potentially preventing the Series from achieving its investment objective. The Series is subject to liquidity risk if the Series is required to reserve its assets against its exposure under the Currency Hedge Contract.

Compared to other types of investments, derivatives, such as the Currency Hedge Contract, may be harder to value and may also be less tax efficient. The Series is subject to valuation risk as it may improperly value the Currency Hedge Contract if market quotations are unavailable. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Series taxable income or gains, and may limit or prevent the Series from using the Currency Hedge Contract as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Series to change its investment strategy.

Silicon Motion Technology Corp. ADRhedged(TM) | Risk Of Investing In Depositary Receipts Risk Member
Prospectus [Line Items]
Risk [Text Block]
Risk of Investing in Depositary Receipts. ADRs involve risk not experienced when investing directly in the equity securities of an issuer. Changes in foreign currency exchange rates affect the value of ADRs and, therefore, may affect the value of the Series portfolio, although the Series enters into the Currency Hedge Contract to seek to minimize the impact of fluctuations in the foreign currency exchange rate. Although the ADRs in which the Series invests will be listed on major U.S. exchanges, there can be no assurance that a market for these securities will be made or maintained or that any such market will be or remain liquid. There is also no guarantee that a financial institution will continue to sponsor a particular ADR. As a result, the Series may have difficulty selling securities if it needs to do so, or selling them quickly and efficiently at the prices at which they have been valued. The depositary bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest, and processing corporate actions. A Series would be expected to pay a share of the additional fees, which it would not pay if investing directly in the foreign securities. In addition, the underlying issuers of certain depositary receipts are under no obligation to distribute Shareholder communications or pass through any voting rights with respect to the deposited securities to the holders of such receipts. The Series may therefore receive less timely information or have less control than if it invested directly in the foreign issuer.

Silicon Motion Technology Corp. ADRhedged(TM) | Tax Risk Member
Prospectus [Line Items]
Risk [Text Block]
Tax Risk. The Series intends to take the position that it will be treated as a grantor trust for U.S. federal income tax purposes. Assuming such treatment is respected, the Series will not be subject to U.S. federal income tax. Rather, a pro rata portion of the Series income, gain, losses and deductions will “flow through” to each beneficial owner of Shares (“Shareholder”). The Series has not requested and will not request an advance ruling from the U.S. Internal Revenue Service (“IRS”) as to its status as a grantor trust. If the Series fails to qualify as a grantor trust for any year (subject to any available curative measures), the Series likely will be subject to regular corporate level U.S. federal income tax in that year on all of its taxable income, regardless of whether the Series makes any distributions to its Shareholders.

Silicon Motion Technology Corp. ADRhedged(TM) | Equity Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Equity Securities Risk. The trading price of equity securities, including the prices of Series Shares and ADRs, will fluctuate in response to a variety of factors. These factors include events impacting a single issuer, as well as political, market and economic developments that affect specific market segments and the market as a whole. The Series NAV and market price, like stock prices generally, will fluctuate within a wide range in response to these factors. As a result, an investor could lose money over short or even long periods.

Silicon Motion Technology Corp. ADRhedged(TM) | Management Risk Member
Prospectus [Line Items]
Risk [Text Block]
Management Risk. The Series is subject to the risk that the Manager’s investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results.

Silicon Motion Technology Corp. ADRhedged(TM) | Market Trading Risk Member
Prospectus [Line Items]
Risk [Text Block]	Market Trading Risk. The Series faces numerous market trading risks, including the potential lack of an active market for Series Shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Series. Any of these factors, among others, may lead to the Series Shares trading at a premium or discount to NAV. Thus, you may pay significantly more (or less) than NAV when you buy Shares of the Series in the secondary market, and you may receive significantly less (or more) than NAV when you sell those Shares in the secondary market. The Manager cannot predict whether Shares will trade above (premium), below (discount) or at NAV. An active market for the Series Shares may not develop and market trading may be halted if trading in one or more of the Series underlying securities is halted. The difference in bid and ask prices is often referred to as the "spread" or "bid/ask spread." The bid/ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if the Series Shares have more trading volume and market liquidity and higher if the Series Shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads. In addition, in stressed market conditions, the market for the Series Shares may become less liquid in response to deteriorating liquidity in the markets for the Series underlying portfolio holdings in the ADRs.
Silicon Motion Technology Corp. ADRhedged(TM) | Authorized Participant Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]
Authorized Participant Concentration Risk. Only an authorized participant (“Authorized Participant”) may engage in creation or redemption transactions directly with the Series. The Series has a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Series and no other Authorized Participant is able to step forward to create or redeem Creation Units, Series Shares may trade at a discount to NAV and possibly face trading halts and/or delisting. This risk may be more pronounced in volatile markets, potentially where there are significant redemptions in exchange-traded funds generally.

Silicon Motion Technology Corp. ADRhedged(TM) | New Series Risk Member
Prospectus [Line Items]
Risk [Text Block]
New Series Risk. As of the date of this prospectus, the Series has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Series market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

Silicon Motion Technology Corp. ADRhedged(TM) | Issuer Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]
Issuer Concentration Risk. Because the Series only invests in ADRs of the Company and the Currency Hedge Contract, the Series may be adversely affected by the performance of the Company, subject to increased price volatility and more susceptible to adverse economic, market, political or regulatory occurrences affecting the Company. Any issuer may perform poorly, causing the value of its securities to decline. Poor performance may be caused by poor management decisions, competitive pressures, changes in technology, disruptions in supply, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors. Issuers may, in times of distress or at their own discretion, decide to reduce or eliminate dividends, which may also cause their stock prices to decline.

Silicon Motion Technology Corp. ADRhedged(TM) | Semiconductor Industry Risk Member
Prospectus [Line Items]
Risk [Text Block]
Semiconductor Industry Risk. Semiconductor companies may have limited product lines, markets, financial resources or personnel. Semiconductor companies typically face intense competition, potentially rapid product obsolescence and high capital costs and are dependent on third-party suppliers and the availability of materials. They are also heavily dependent on intellectual property rights and may be adversely affected by loss or impairment of those rights. Semiconductor companies are also affected by the economic performance of their customers.

Silicon Motion Technology Corp. ADRhedged(TM) | Taiwan Investing Risk Member
Prospectus [Line Items]
Risk [Text Block]
Taiwan Investing Risk. Securities of issuers in Taiwan are subject to risks, including, but not limited to, legal, regulatory, political, currency and economic risks that are specific to Taiwan. Specifically, Taiwan’s geographic proximity and history of political contention with China have resulted in ongoing tensions between the two countries, which may materially affect the Taiwanese companies. Securities of Taiwanese companies are subject to Taiwan’s heavy dependence on exports. Reductions in spending on Taiwanese products and services, labor shortages, institution of tariffs or other trade barriers, or a downturn in any of the economies of Taiwan’s key trading partners, including the United States, may have an adverse impact on the Taiwanese economy and the values of Taiwanese companies.

Silicon Motion Technology Corp. ADRhedged(TM) | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any investment, you could lose all or part of your investment in the Series, and the Series performance could trail that of other investments.
Silicon Motion Technology Corp. ADRhedged(TM) | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Series is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Silicon Motion Technology Corp. ADRhedged(TM) | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversification Risk. The Series is non-diversified and holds Portfolio Securities of only one particular issuer. As a result, the Series may have greater volatility than other diversified funds. Because a non-diversified fund may invest a larger percentage of its assets in securities of a single company than diversified funds, the performance of that company can have a substantial impact on Share price.

Softbank Group Corp. ADRhedged(TM) | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]
Market Risk. The prices of the securities in the Series are subject to the risk associated with investing in the stock market, including sudden and unpredictable drops in value. An investment in the Series may lose money.

Softbank Group Corp. ADRhedged(TM) | Foreign Market Risk Member
Prospectus [Line Items]
Risk [Text Block]
Foreign Market Risk. Because non-U.S. exchanges such as the Tokyo Exchange may be open on days when the Series does not price its Shares, the value of the underlying securities of the ADRs in the Series portfolio may change on days when Shareholders will not be able to purchase or sell the Series Shares, regardless of whether there is an active U.S. market for Shares.

Softbank Group Corp. ADRhedged(TM) | Currency Hedging Risk Member
Prospectus [Line Items]
Risk [Text Block]
Currency Hedging Risk. Because changes in foreign currency exchange rates affect the value of ADRs, the Series enters into the Currency Hedge Contract in order to seek to minimize the impact of fluctuations in the exchange rate between the U.S. dollar and the Local Currency. While this approach is designed to minimize the impact of currency fluctuations on Series returns, it does not necessarily eliminate the Series exposure to the Local Currency. Currency hedges are sometimes subject to imperfect matching between the Currency Hedge Contract and the currencies that the contract intends to hedge, and there can be no assurance that the Currency Hedge Contract will be effective. The return of the Currency Hedge Contract will not perfectly offset the actual fluctuations between the Local Currency and the U.S. dollar. It is possible that a degree of currency exposure may remain even at the time the Currency Hedge Contract is implemented. The Series may not be able to structure the Currency Hedge Contract as anticipated or the Currency Hedge Contract may not successfully reduce the currency risk from the Portfolio Securities.

Increased volatility of the Portfolio Securities or the U.S. dollar relative to the Local Currency will generally reduce the effectiveness of the Series currency hedging strategy. Significant differences between U.S. dollar interest rates and the Local Currency interest rates may impact the effectiveness of the Series currency hedging strategy.
While currency hedging can reduce or eliminate losses due to exchange rate changes, it can also reduce or eliminate gains, and the Series bears additional transaction costs in entering into the Currency Hedge Contract.
Softbank Group Corp. ADRhedged(TM) | Currency Swap Risk Member
Prospectus [Line Items]
Risk [Text Block]
Currency Swap Risk. In order to hedge currency risk, the Series enters into a Currency Hedge Contract. The Currency Hedge Contract is subject to market risk, risk of default by the other party to the transaction, known as “counterparty risk,” and risk of imperfect correlation between profit or loss on the Currency Hedge Contract and the underlying currency exchange rate. The Currency Hedge Contract does not involve the delivery of the underlying currencies. Accordingly, the risk of loss with respect to the Currency Hedge Contract generally is limited to the net amount of payments that the Series is contractually obligated to make, or in the case of the other party to the Currency Hedge Contract defaulting, the net amount of payments that the Series is contractually entitled to receive. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid; however there is no guarantee that the swap market will continue to provide liquidity.

Changes in the credit quality of a company that serves as the Series counterparty with respect to the Currency Hedge Contract will affect the value of that instrument. A decline in the creditworthiness of the counterparty may impair the value of that counterparty’s Currency Hedge Contract with the Series, which could result in the loss of all value of the Currency Hedge Contract. By using a swap, the Series assumes the risk that its counterparty could experience financial hardships. In the event of the insolvency of the counterparty, the Series may sustain losses or be unable to liquidate the swap position. Counterparty risk may be somewhat mitigated by the fact that mark-to-market payments are made on a daily basis. The Series intends to have only one counterparty, which will expose the Series to greater counterparty risk and the Series may be unable to enter into the Currency Hedge Contract on favorable terms, potentially preventing the Series from achieving its investment objective. The Series is subject to liquidity risk if the Series is required to reserve its assets against its exposure under the Currency Hedge Contract.
Compared to other types of investments, derivatives, such as the Currency Hedge Contract, may be harder to value and may also be less tax efficient. The Series is subject to valuation risk as it may improperly value the Currency Hedge Contract if market quotations are unavailable. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Series taxable income or gains, and may limit or prevent the Series from using the Currency Hedge Contract as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Series to change its investment strategy.

Softbank Group Corp. ADRhedged(TM) | Risk Of Investing In Depositary Receipts Risk Member
Prospectus [Line Items]
Risk [Text Block]
Risk of Investing in Depositary Receipts. ADRs involve risk not experienced when investing directly in the equity securities of an issuer. Changes in foreign currency exchange rates affect the value of ADRs and, therefore, may affect the value of the Series portfolio, although the Series enters into the Currency Hedge Contract to seek to minimize the impact of fluctuations in the foreign currency exchange rate. Although the ADRs in which the Series invests will be listed on U.S. over-the-counter markets, there can be no assurance that a market for these securities will be made or maintained or that any such market will be or remain liquid.

ADRs may be subject to some of the same risks as direct investment in foreign companies, which includes international trade, currency, political, regulatory and diplomatic risks. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary’s transaction fees. Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the depositary’s transaction fees are paid directly by the ADR holders. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through. There is also no guarantee that a financial institution will continue to sponsor a particular ADR. As a result, the Series may have difficulty selling securities if it needs to do so, or selling them quickly and efficiently at the prices at which they have been valued. The depositary bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest, and processing corporate actions. A Series would be expected to pay a share of the additional fees, which it would not pay if investing directly in the foreign securities. In addition, the underlying issuers of certain depositary receipts are under no obligation to distribute Shareholder communications or pass through any voting rights with respect to the deposited securities to the holders of such receipts. The Series may therefore receive less timely information or have less control than if it invested directly in the foreign issuer.

To the extent the Manager of the Series determines that material information about the Company underlying the ADRs is not available in English and generally made available to the public in a manner described above in the Principal Investment Strategies, investors in the Series may not be able to gather information on which to make investment decisions. In such circumstances, the Adviser will advise the Board of Trustees of the Series of the circumstances, and the Board may make a determination to cease operations of the Series. In such circumstances, the Series may distribute the underlying ADRs in kind to shareholders, the Fund may liquidate the positions and distribute cash to shareholders, or the Board may take such other actions as it deems most appropriate for, and in the best of, shareholders under the circumstances.
Softbank Group Corp. ADRhedged(TM) | Risks Of Investing In Unsponsored Depositary Receipts Risk Member
Prospectus [Line Items]
Risk [Text Block]
Risks of Investing in Unsponsored Depositary Receipts. Unsponsored ADRs carry specific risks compared to sponsored ADRs. Here are some key risks to consider:

•Lack of Control by the Foreign Company: Unsponsored ADRs are issued without the involvement or consent of the foreign company, which means the company may not provide timely or accurate financial information, potentially leading to a lack of transparency.
•Limited Information: Since the foreign issuer is not directly involved, the level of financial disclosure and corporate governance might be lower. Investors may not have access to crucial information that would be available with a sponsored ADR.
•Liquidity Issues: Unsponsored ADRs can have lower trading volumes compared to sponsored ADRs, which might lead to wider bid-ask spreads and difficulties in executing trades.
•Exchange Rate Risk: Like all foreign investments, unsponsored ADRs are subject to currency risk. Fluctuations in the exchange rate can significantly impact the value of the investment.
•Regulatory Risks: Different regulatory environments may affect the company's operations and financial health. Unsponsored ADRs may not comply with the same regulatory standards as sponsored ADRs. The regulatory requirements applicable to a foreign issuer may be different than those of the United States, and as a result, the frequency and level of detail of disclosure about the operations of such an issuer may be less than the requirements imposed on issuers whose securities are registered in the United States.
•Potential for Higher Volatility: Due to lower liquidity and less oversight, unsponsored ADRs may experience higher price volatility.

Softbank Group Corp. ADRhedged(TM) | Risks Of Investing In Unsponsored Depositary Receipts, Lack Of Control By The Foreign Company Risk Member
Prospectus [Line Items]
Risk [Text Block]	Lack of Control by the Foreign Company: Unsponsored ADRs are issued without the involvement or consent of the foreign company, which means the company may not provide timely or accurate financial information, potentially leading to a lack of transparency.
Softbank Group Corp. ADRhedged(TM) | Risks Of Investing In Unsponsored Depositary Receipts, Limited Information Risk Member
Prospectus [Line Items]
Risk [Text Block]	Limited Information: Since the foreign issuer is not directly involved, the level of financial disclosure and corporate governance might be lower. Investors may not have access to crucial information that would be available with a sponsored ADR.
Softbank Group Corp. ADRhedged(TM) | Risks Of Investing In Unsponsored Depositary Receipts, Liquidity Issues Risk Member
Prospectus [Line Items]
Risk [Text Block]	Liquidity Issues: Unsponsored ADRs can have lower trading volumes compared to sponsored ADRs, which might lead to wider bid-ask spreads and difficulties in executing trades.
Softbank Group Corp. ADRhedged(TM) | Risks Of Investing In Unsponsored Depositary Receipts, Exchange Rate Risk Member
Prospectus [Line Items]
Risk [Text Block]	Exchange Rate Risk: Like all foreign investments, unsponsored ADRs are subject to currency risk. Fluctuations in the exchange rate can significantly impact the value of the investment.
Softbank Group Corp. ADRhedged(TM) | Risks Of Investing In Unsponsored Depositary Receipts, Regulatory Risks Member
Prospectus [Line Items]
Risk [Text Block]	Regulatory Risks: Different regulatory environments may affect the company's operations and financial health. Unsponsored ADRs may not comply with the same regulatory standards as sponsored ADRs. The regulatory requirements applicable to a foreign issuer may be different than those of the United States, and as a result, the frequency and level of detail of disclosure about the operations of such an issuer may be less than the requirements imposed on issuers whose securities are registered in the United States.
Softbank Group Corp. ADRhedged(TM) | Risks Of Investing In Unsponsored Depositary Receipts, Potential For Higher Volatility Risk Member
Prospectus [Line Items]
Risk [Text Block]	Potential for Higher Volatility: Due to lower liquidity and less oversight, unsponsored ADRs may experience higher price volatility.
Softbank Group Corp. ADRhedged(TM) | Tax Risk Member
Prospectus [Line Items]
Risk [Text Block]
Tax Risk. The Series intends to take the position that it will be treated as a grantor trust for U.S. federal income tax purposes. Assuming such treatment is respected, the Series will not be subject to U.S. federal income tax. Rather, a pro rata portion of the Series income, gain, losses and deductions will “flow through” to each beneficial owner of Shares (“Shareholder”). The Series has not requested and will not request an advance ruling from the U.S. Internal Revenue Service (“IRS”) as to its status as a grantor trust. If the Series fails to qualify as a grantor trust for any year (subject to any available curative measures), the Series likely will be subject to regular corporate level U.S. federal income tax in that year on all of its taxable income, regardless of whether the Series makes any distributions to its Shareholders.

Softbank Group Corp. ADRhedged(TM) | Equity Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Equity Securities Risk. The trading price of equity securities, including the prices of Series Shares and ADRs, will fluctuate in response to a variety of factors. These factors include events impacting a single issuer, as well as political, market and economic developments that affect specific market segments and the market as a whole. The Series NAV and market price, like stock prices generally, will fluctuate within a wide range in response to these factors. As a result, an investor could lose money over short or even long periods.

Softbank Group Corp. ADRhedged(TM) | Management Risk Member
Prospectus [Line Items]
Risk [Text Block]
Management Risk. The Series is subject to the risk that the Manager’s investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results.

Softbank Group Corp. ADRhedged(TM) | Market Trading Risk Member
Prospectus [Line Items]
Risk [Text Block]	Market Trading Risk. The Series faces numerous market trading risks, including the potential lack of an active market for Series Shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Series. Any of these factors, among others, may lead to the Series Shares trading at a premium or discount to NAV. Thus, you may pay significantly more (or less) than NAV when you buy Shares of the Series in the secondary market, and you may receive significantly less (or more) than NAV when you sell those Shares in the secondary market. The Manager cannot predict whether Shares will trade above (premium), below (discount) or at NAV. An active market for the Series Shares may not develop and market trading may be halted if trading in one or more of the Series underlying securities is halted. The difference in bid and ask prices is often referred to as the "spread" or "bid/ask spread." The bid/ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if the Series Shares have more trading volume and market liquidity and higher if the Series Shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads. In addition, in stressed market conditions, the market for the Series Shares may become less liquid in response to deteriorating liquidity in the markets for the Series underlying portfolio holdings in the ADRs.
Softbank Group Corp. ADRhedged(TM) | Authorized Participant Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]
Authorized Participant Concentration Risk. Only an authorized participant (“Authorized Participant”) may engage in creation or redemption transactions directly with the Series. The Series has a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Series and no other Authorized Participant is able to step forward to create or redeem Creation Units, Series Shares may trade at a discount to NAV and possibly face trading halts and/or delisting. This risk may be more pronounced in volatile markets, potentially where there are significant redemptions in exchange-traded funds generally.

Softbank Group Corp. ADRhedged(TM) | New Series Risk Member
Prospectus [Line Items]
Risk [Text Block]
New Series Risk. As of the date of this prospectus, the Series has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Series market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

Softbank Group Corp. ADRhedged(TM) | Risks Of Investing In Japan Member
Prospectus [Line Items]
Risk [Text Block]
Risks of Investing in Japan. The risks of investing in the securities of a Japanese company include risks of natural disasters, lack of natural resources, reliance on trading partners (including the United States and Asian and European economies), national security, unpredictable political climate, large government debt, currency fluctuation and an aging labor force. The realization of such risks could have a negative impact on the value of securities of Japanese companies.

Softbank Group Corp. ADRhedged(TM) | SoftBank Company Risk Member
Prospectus [Line Items]
Risk [Text Block]
SoftBank Company Risk. Because the Series only invests in ADRs of the Company and the Currency Hedge Contract, the Series may be adversely affected by the performance of the Company, subject to increased price volatility and more susceptible to adverse economic, market, political or regulatory occurrences affecting the Company. SoftBank may perform poorly, causing the value of its securities to decline. Poor performance may be caused by poor management decisions, competitive pressures, changes in technology, disruptions in supply, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors. Issuers may, in times of distress or at their own discretion, decide to reduce or eliminate dividends, which may also cause their stock prices to decline.

Softbank Group Corp. ADRhedged(TM) | Softbank Investing Risk Member
Prospectus [Line Items]
Risk [Text Block]
Softbank Investing Risk. Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole. In addition to the risks associated generally with operating companies and telecommunication services companies, Softbank faces risks unique to its operations including, among others, market volatility, dependence on the tech sector, high debt levels, regulatory changes, geopolitical risks, valuation risks associated with their large investment portfolio, potential for poor investment decisions, competition from other investors, and the need to adapt to rapidly changing technological landscapes.

Softbank Group Corp. ADRhedged(TM) | Telecommunication Services Industry Risk Member
Prospectus [Line Items]
Risk [Text Block]
Telecommunication Services Industry Risk. Risks faced by companies in the telecommunications industry include a telecommunications market characterized by increasing competition and regulation by the Federal Communications Commission and various state regulatory authorities; the need to commit substantial capital to meet increasing competition, particularly in formulating new products and services using new technology; and technological innovations that may make various products and services obsolete.

Softbank Group Corp. ADRhedged(TM) | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any investment, you could lose all or part of your investment in the Series, and the Series performance could trail that of other investments.
Softbank Group Corp. ADRhedged(TM) | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Series is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Softbank Group Corp. ADRhedged(TM) | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversification Risk. The Series is non-diversified and holds Portfolio Securities of only one particular issuer. As a result, the Series may have greater volatility than other diversified funds. Because a non-diversified fund may invest a larger percentage of its assets in securities of a single company than diversified funds, the performance of that company can have a substantial impact on Share price.

Sony Group Corp. ADRhedged(TM) | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]
Market Risk. The prices of the securities in the Series are subject to the risk associated with investing in the stock market, including sudden and unpredictable drops in value. An investment in the Series may lose money.

Sony Group Corp. ADRhedged(TM) | Foreign Market Risk Member
Prospectus [Line Items]
Risk [Text Block]
Foreign Market Risk. Because non-U.S. exchanges such as the Tokyo Stock Exchange may be open on days when the Series does not price its Shares, the value of the underlying securities of the ADRs in the Series portfolio may change on days when Shareholders will not be able to purchase or sell the Series Shares, regardless of whether there is an active U.S. market for Shares.

Sony Group Corp. ADRhedged(TM) | Currency Hedging Risk Member
Prospectus [Line Items]
Risk [Text Block]
Currency Hedging Risk. Because changes in foreign currency exchange rates affect the value of ADRs, the Series enters into the Currency Hedge Contract in order to seek to minimize the impact of fluctuations in the exchange rate between the U.S. dollar and the Local Currency. While this approach is designed to minimize the impact of currency fluctuations on Series returns, it does not necessarily eliminate the Series exposure to the Local Currency. Currency hedges are sometimes subject to imperfect matching between the Currency Hedge Contract and the currencies that the contract intends to hedge, and there can be no assurance that the Currency Hedge Contract will be effective. The return of the Currency Hedge Contract will not perfectly offset the actual fluctuations between the Local Currency and the U.S. dollar. It is possible that a degree of currency exposure may remain even at the time the Currency Hedge Contract is implemented. The Series may not be able to structure the Currency Hedge Contract as anticipated or the Currency Hedge Contract may not successfully reduce the currency risk from the Portfolio Securities.

Increased volatility of the Portfolio Securities or the U.S. dollar relative to the Local Currency will generally reduce the effectiveness of the Series currency hedging strategy. Significant differences between U.S. dollar interest rates and the Local Currency interest rates may impact the effectiveness of the Series currency hedging strategy.
While currency hedging can reduce or eliminate losses due to exchange rate changes, it can also reduce or eliminate gains, and the Series bears additional transaction costs in entering into the Currency Hedge Contract.
Sony Group Corp. ADRhedged(TM) | Currency Swap Risk Member
Prospectus [Line Items]
Risk [Text Block]
Currency Swap Risk. In order to hedge currency risk, the Series enters into a Currency Hedge Contract. The Currency Hedge Contract is subject to market risk, risk of default by the other party to the transaction, known as “counterparty risk,” and risk of imperfect correlation between profit or loss on the Currency Hedge Contract and the underlying currency exchange rate. The Currency Hedge Contract does not involve the delivery of the underlying currencies. Accordingly, the risk of loss with respect to the Currency Hedge Contract generally is limited to the net amount of payments that the Series is contractually obligated to make, or in the case of the other party to the Currency Hedge Contract defaulting, the net amount of payments that the Series is contractually entitled to receive. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid; however there is no guarantee that the swap market will continue to provide liquidity.

Changes in the credit quality of a company that serves as the Series counterparty with respect to the Currency Hedge Contract will affect the value of that instrument. A decline in the creditworthiness of the counterparty may impair the value of that counterparty’s Currency Hedge Contract with the Series, which could result in the loss of all value of the Currency Hedge Contract. By using a swap, the Series assumes the risk that its counterparty could experience financial hardships. In the event of the insolvency of the counterparty, the Series may sustain losses or be unable to liquidate the swap position. Counterparty risk may be somewhat mitigated by the fact that mark-to-market payments are made on a daily basis. The Series intends to have only one counterparty, which will expose the Series to greater counterparty risk and the Series may be unable to enter into the Currency Hedge Contract on favorable terms, potentially preventing the Series from achieving its investment objective. The Series is subject to liquidity risk if the Series is required to reserve its assets against its exposure under the Currency Hedge Contract.

Compared to other types of investments, derivatives, such as the Currency Hedge Contract, may be harder to value and may also be less tax efficient. The Series is subject to valuation risk as it may improperly value the Currency Hedge Contract if market quotations are unavailable. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Series taxable income or gains, and may limit or prevent the Series from using the Currency Hedge Contract as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Series to change its investment strategy.

Sony Group Corp. ADRhedged(TM) | Risk Of Investing In Depositary Receipts Risk Member
Prospectus [Line Items]
Risk [Text Block]
Risk of Investing in Depositary Receipts. ADRs involve risk not experienced when investing directly in the equity securities of an issuer. Changes in foreign currency exchange rates affect the value of ADRs and, therefore, may affect the value of the Series portfolio, although the Series enters into the Currency Hedge Contract to seek to minimize the impact of fluctuations in the foreign currency exchange rate. Although the ADRs in which the Series invests will be listed on major U.S. exchanges, there can be no assurance that a market for these securities will be made or maintained or that any such market will be or remain liquid. There is also no guarantee that a financial institution will continue to sponsor a particular ADR. As a result, the Series may have difficulty selling securities if it needs to do so, or selling them quickly and efficiently at the prices at which they have been valued. The depositary bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest, and processing corporate actions. A Series would be expected to pay a share of the additional fees, which it would not pay if investing directly in the foreign securities. In addition, the underlying issuers of certain depositary receipts are under no obligation to distribute Shareholder communications or pass through any voting rights with respect to the deposited securities to the holders of such receipts. The Series may therefore receive less timely information or have less control than if it invested directly in the foreign issuer.

Sony Group Corp. ADRhedged(TM) | Tax Risk Member
Prospectus [Line Items]
Risk [Text Block]
Tax Risk. The Series intends to take the position that it will be treated as a grantor trust for U.S. federal income tax purposes. Assuming such treatment is respected, the Series will not be subject to U.S. federal income tax. Rather, a pro rata portion of the Series income, gain, losses and deductions will “flow through” to each beneficial owner of Shares (“Shareholder”). The Series has not requested and will not request an advance ruling from the U.S. Internal Revenue Service (“IRS”) as to its status as a grantor trust. If the Series fails to qualify as a grantor trust for any year (subject to any available curative measures), the Series likely will be subject to regular corporate level U.S. federal income tax in that year on all of its taxable income, regardless of whether the Series makes any distributions to its Shareholders.

Sony Group Corp. ADRhedged(TM) | Equity Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Equity Securities Risk. The trading price of equity securities, including the prices of Series Shares and ADRs, will fluctuate in response to a variety of factors. These factors include events impacting a single issuer, as well as political, market and economic developments that affect specific market segments and the market as a whole. The Series NAV and market price, like stock prices generally, will fluctuate within a wide range in response to these factors. As a result, an investor could lose money over short or even long periods.

Sony Group Corp. ADRhedged(TM) | Management Risk Member
Prospectus [Line Items]
Risk [Text Block]
Management Risk. The Series is subject to the risk that the Manager’s investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results.

Sony Group Corp. ADRhedged(TM) | Market Trading Risk Member
Prospectus [Line Items]
Risk [Text Block]	Market Trading Risk. The Series faces numerous market trading risks, including the potential lack of an active market for Series Shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Series. Any of these factors, among others, may lead to the Series Shares trading at a premium or discount to NAV. Thus, you may pay significantly more (or less) than NAV when you buy Shares of the Series in the secondary market, and you may receive significantly less (or more) than NAV when you sell those Shares in the secondary market. The Manager cannot predict whether Shares will trade above (premium), below (discount) or at NAV. An active market for the Series Shares may not develop and market trading may be halted if trading in one or more of the Series underlying securities is halted. The difference in bid and ask prices is often referred to as the "spread" or "bid/ask spread." The bid/ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if the Series Shares have more trading volume and market liquidity and higher if the Series Shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads. In addition, in stressed market conditions, the market for the Series Shares may become less liquid in response to deteriorating liquidity in the markets for the Series underlying portfolio holdings in the ADRs.
Sony Group Corp. ADRhedged(TM) | Authorized Participant Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]
Authorized Participant Concentration Risk. Only an authorized participant (“Authorized Participant”) may engage in creation or redemption transactions directly with the Series. The Series has a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Series and no other Authorized Participant is able to step forward to create or redeem Creation Units, Series Shares may trade at a discount to NAV and possibly face trading halts and/or delisting. This risk may be more pronounced in volatile markets, potentially where there are significant redemptions in exchange-traded funds generally.

Sony Group Corp. ADRhedged(TM) | New Series Risk Member
Prospectus [Line Items]
Risk [Text Block]
New Series Risk. As of the date of this prospectus, the Series has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Series market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

Sony Group Corp. ADRhedged(TM) | Issuer Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]
Issuer Concentration Risk. Because the Series only invests in ADRs of the Company and the Currency Hedge Contract, the Series may be adversely affected by the performance of the Company, subject to increased price volatility and more susceptible to adverse economic, market, political or regulatory occurrences affecting the Company. Any issuer may perform poorly, causing the value of its securities to decline. Poor performance may be caused by poor management decisions, competitive pressures, changes in technology, disruptions in supply, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors. Issuers may, in times of distress or at their own discretion, decide to reduce or eliminate dividends, which may also cause their stock prices to decline.

Sony Group Corp. ADRhedged(TM) | Risks Of Investing In Japan Member
Prospectus [Line Items]
Risk [Text Block]
Risks of Investing in Japan. The risks of investing in the securities of a Japanese company include risks of natural disasters, lack of natural resources, reliance on trading partners (including the United States and Asian and European economies), national security, unpredictable political climate, large government debt, currency fluctuation and an aging labor force. The realization of such risks could have a negative impact on the value of securities of Japanese companies.

Sony Group Corp. ADRhedged(TM) | Technology Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]
Technology Companies Risk. Technology companies and companies that rely heavily on technological advances may have limited product lines, markets, financial resources, supply chains and personnel. These companies typically face intense competition, potentially rapid product obsolescence and changes in product cycles and customer preferences. They may face unexpected risks and costs associated with technological developments, such as artificial intelligence and machine learning. Technology companies also depend heavily on intellectual property rights and may be adversely affected by the loss or impairment of those rights. Technology companies may face increased government scrutiny and may be subject to adverse government or legal action.

Sony Group Corp. ADRhedged(TM) | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any investment, you could lose all or part of your investment in the Series, and the Series performance could trail that of other investments.
Sony Group Corp. ADRhedged(TM) | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Series is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Sony Group Corp. ADRhedged(TM) | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversification Risk. The Series is non-diversified and holds Portfolio Securities of only one particular issuer. As a result, the Series may have greater volatility than other diversified funds. Because a non-diversified fund may invest a larger percentage of its assets in securities of a single company than diversified funds, the performance of that company can have a substantial impact on Share price.

STMicroelectronics NV ADRhedged(TM) | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]
Market Risk. The prices of the securities in the Series are subject to the risk associated with investing in the stock market, including sudden and unpredictable drops in value. An investment in the Series may lose money.

STMicroelectronics NV ADRhedged(TM) | Investing In The European Union (“EU”) Risk Member
Prospectus [Line Items]
Risk [Text Block]
Investing in the European Union (“EU”) Risk. Efforts of member states of the EU to further unify their economic and monetary policies may increase the potential for the downward movement of one member state’s market to cause a similar effect on other member states’ markets. Separately, the EU faces issues involving its membership, structure, procedures and policies. The exit of one or more member states from the EU would place its currency and banking system in jeopardy. The exit by any other member states will likely result in increased volatility, illiquidity and potentially lower economic growth in the affected markets, which may adversely affect the Series investments.

STMicroelectronics NV ADRhedged(TM) | Foreign Market Risk Member
Prospectus [Line Items]
Risk [Text Block]
Foreign Market Risk. Because non-U.S. exchanges such as the Euronext Amsterdam Stock Exchange may be open on days when the Series does not price its Shares, the value of the underlying securities of the ADRs in the Series portfolio may change on days when Shareholders will not be able to purchase or sell the Series Shares, regardless of whether there is an active U.S. market for Shares.

STMicroelectronics NV ADRhedged(TM) | Currency Hedging Risk Member
Prospectus [Line Items]
Risk [Text Block]
Currency Hedging Risk. Because changes in foreign currency exchange rates affect the value of ADRs, the Series enters into the Currency Hedge Contract in order to seek to minimize the impact of fluctuations in the exchange rate between the U.S. dollar and the Local Currency. While this approach is designed to minimize the impact of currency fluctuations on Series returns, it does not necessarily eliminate the Series exposure to the Local Currency. Currency hedges are sometimes subject to imperfect matching between the Currency Hedge Contract and the currencies that the contract intends to hedge, and there can be no assurance that the Currency Hedge Contract will be effective. The return of the Currency Hedge Contract will not perfectly offset the actual fluctuations between the Local Currency and the U.S. dollar. It is possible that a degree of currency exposure may remain even at the time the Currency Hedge Contract is implemented. The Series may not be able to structure the Currency Hedge Contract as anticipated or the Currency Hedge Contract may not successfully reduce the currency risk from the Portfolio Securities.

Increased volatility of the Portfolio Securities or the U.S. dollar relative to the Local Currency will generally reduce the effectiveness of the Series currency hedging strategy. Significant differences between U.S. dollar interest rates and the Local Currency interest rates may impact the effectiveness of the Series currency hedging strategy.
While currency hedging can reduce or eliminate losses due to exchange rate changes, it can also reduce or eliminate gains, and the Series bears additional transaction costs in entering into the Currency Hedge Contract.
STMicroelectronics NV ADRhedged(TM) | Currency Swap Risk Member
Prospectus [Line Items]
Risk [Text Block]
Currency Swap Risk. In order to hedge currency risk, the Series enters into a Currency Hedge Contract. The Currency Hedge Contract is subject to market risk, risk of default by the other party to the transaction, known as “counterparty risk,” and risk of imperfect correlation between profit or loss on the Currency Hedge Contract and the underlying currency exchange rate. The Currency Hedge Contract does not involve the delivery of the underlying currencies. Accordingly, the risk of loss with respect to the Currency Hedge Contract generally is limited to the net amount of payments that the Series is contractually obligated to make, or in the case of the other party to the Currency Hedge Contract defaulting, the net amount of payments that the Series is contractually entitled to receive. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid; however there is no guarantee that the swap market will continue to provide liquidity.

Changes in the credit quality of a company that serves as the Series counterparty with respect to the Currency Hedge Contract will affect the value of that instrument. A decline in the creditworthiness of the counterparty may impair the value of that counterparty’s Currency Hedge Contract with the Series, which could result in the loss of all value of the Currency Hedge Contract. By using a swap, the Series assumes the risk that its counterparty could experience financial hardships. In the event of the insolvency of the counterparty, the Series may sustain losses or be unable to liquidate the swap position. Counterparty risk may be somewhat mitigated by the fact that mark-to-market payments are made on a daily basis. The Series intends to have only one counterparty, which will expose the Series to greater counterparty risk and the Series may be unable to enter into the Currency Hedge Contract on favorable terms, potentially preventing the Series from achieving its investment objective. The Series is subject to liquidity risk if the Series is required to reserve its assets against its exposure under the Currency Hedge Contract.

Compared to other types of investments, derivatives, such as the Currency Hedge Contract, may be harder to value and may also be less tax efficient. The Series is subject to valuation risk as it may improperly value the Currency Hedge Contract if market quotations are unavailable. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Series taxable income or gains, and may limit or prevent the Series from using the Currency Hedge Contract as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Series to change its investment strategy.

STMicroelectronics NV ADRhedged(TM) | Risk Of Investing In Depositary Receipts Risk Member
Prospectus [Line Items]
Risk [Text Block]
Risk of Investing in Depositary Receipts. ADRs involve risk not experienced when investing directly in the equity securities of an issuer. Changes in foreign currency exchange rates affect the value of ADRs and, therefore, may affect the value of the Series portfolio, although the Series enters into the Currency Hedge Contract to seek to minimize the impact of fluctuations in the foreign currency exchange rate. Although the ADRs in which the Series invests will be listed on major U.S. exchanges, there can be no assurance that a market for these securities will be made or maintained or that any such market will be or remain liquid. There is also no guarantee that a financial institution will continue to sponsor a particular ADR. As a result, the Series may have difficulty selling securities if it needs to do so, or selling them quickly and efficiently at the prices at which they have been valued. The depositary bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest, and processing corporate actions. A Series would be expected to pay a share of the additional fees, which it would not pay if investing directly in the foreign securities. In addition, the underlying issuers of certain depositary receipts are under no obligation to distribute Shareholder communications or pass through any voting rights with respect to the deposited securities to the holders of such receipts. The Series may therefore receive less timely information or have less control than if it invested directly in the foreign issuer.

STMicroelectronics NV ADRhedged(TM) | Tax Risk Member
Prospectus [Line Items]
Risk [Text Block]
Tax Risk. The Series intends to take the position that it will be treated as a grantor trust for U.S. federal income tax purposes. Assuming such treatment is respected, the Series will not be subject to U.S. federal income tax. Rather, a pro rata portion of the Series income, gain, losses and deductions will “flow through” to each beneficial owner of Shares (“Shareholder”). The Series has not requested and will not request an advance ruling from the U.S. Internal Revenue Service (“IRS”) as to its status as a grantor trust. If the Series fails to qualify as a grantor trust for any year (subject to any available curative measures), the Series likely will be subject to regular corporate level U.S. federal income tax in that year on all of its taxable income, regardless of whether the Series makes any distributions to its Shareholders.

STMicroelectronics NV ADRhedged(TM) | Equity Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Equity Securities Risk. The trading price of equity securities, including the prices of Series Shares and ADRs, will fluctuate in response to a variety of factors. These factors include events impacting a single issuer, as well as political, market and economic developments that affect specific market segments and the market as a whole. The Series NAV and market price, like stock prices generally, will fluctuate within a wide range in response to these factors. As a result, an investor could lose money over short or even long periods.

STMicroelectronics NV ADRhedged(TM) | Management Risk Member
Prospectus [Line Items]
Risk [Text Block]
Management Risk. The Series is subject to the risk that the Manager’s investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results.

STMicroelectronics NV ADRhedged(TM) | Market Trading Risk Member
Prospectus [Line Items]
Risk [Text Block]	Market Trading Risk. The Series faces numerous market trading risks, including the potential lack of an active market for Series Shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Series. Any of these factors, among others, may lead to the Series Shares trading at a premium or discount to NAV. Thus, you may pay significantly more (or less) than NAV when you buy Shares of the Series in the secondary market, and you may receive significantly less (or more) than NAV when you sell those Shares in the secondary market. The Manager cannot predict whether Shares will trade above (premium), below (discount) or at NAV. An active market for the Series Shares may not develop and market trading may be halted if trading in one or more of the Series underlying securities is halted. The difference in bid and ask prices is often referred to as the "spread" or "bid/ask spread." The bid/ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if the Series Shares have more trading volume and market liquidity and higher if the Series Shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads. In addition, in stressed market conditions, the market for the Series Shares may become less liquid in response to deteriorating liquidity in the markets for the Series underlying portfolio holdings in the ADRs.
STMicroelectronics NV ADRhedged(TM) | Authorized Participant Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]
Authorized Participant Concentration Risk. Only an authorized participant (“Authorized Participant”) may engage in creation or redemption transactions directly with the Series. The Series has a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Series and no other Authorized Participant is able to step forward to create or redeem Creation Units, Series Shares may trade at a discount to NAV and possibly face trading halts and/or delisting. This risk may be more pronounced in volatile markets, potentially where there are significant redemptions in exchange-traded funds generally.

STMicroelectronics NV ADRhedged(TM) | New Series Risk Member
Prospectus [Line Items]
Risk [Text Block]
New Series Risk. As of the date of this prospectus, the Series has limited operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Series market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

STMicroelectronics NV ADRhedged(TM) | Issuer Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]
Issuer Concentration Risk. Because the Series only invests in ADRs of the Company and the Currency Hedge Contract, the Series may be adversely affected by the performance of the Company, subject to increased price volatility and more susceptible to adverse economic, market, political or regulatory occurrences affecting the Company. Any issuer may perform poorly, causing the value of its securities to decline. Poor performance may be caused by poor management decisions, competitive pressures, changes in technology, disruptions in supply, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors. Issuers may, in times of distress or at their own discretion, decide to reduce or eliminate dividends, which may also cause their stock prices to decline.

STMicroelectronics NV ADRhedged(TM) | Semiconductor Industry Risk Member
Prospectus [Line Items]
Risk [Text Block]
Semiconductor Industry Risk. Semiconductor companies may have limited product lines, markets, financial resources or personnel. Semiconductor companies typically face intense competition, potentially rapid product obsolescence and high capital costs and are dependent on third-party suppliers and the availability of materials. They are also heavily dependent on intellectual property rights and may be adversely affected by loss or impairment of those rights. Semiconductor companies are also affected by the economic performance of their customers.

STMicroelectronics NV ADRhedged(TM) | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any investment, you could lose all or part of your investment in the Series, and the Series performance could trail that of other investments.
STMicroelectronics NV ADRhedged(TM) | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Series is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
STMicroelectronics NV ADRhedged(TM) | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversification Risk. The Series is non-diversified and holds Portfolio Securities of only one particular issuer. As a result, the Series may have greater volatility than other diversified funds. Because a non-diversified fund may invest a larger percentage of its assets in securities of a single company than diversified funds, the performance of that company can have a substantial impact on Share price.

Taiwan Semiconductor Manufacturing Co. Ltd. ADRhedged(TM) | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]
Market Risk. The prices of the securities in the Series are subject to the risk associated with investing in the stock market, including sudden and unpredictable drops in value. An investment in the Series may lose money.

Taiwan Semiconductor Manufacturing Co. Ltd. ADRhedged(TM) | Foreign Market Risk Member
Prospectus [Line Items]
Risk [Text Block]
Foreign Market Risk. Because non-U.S. exchanges such as the Taiwan Stock Exchange may be open on days when the Series does not price its Shares, the value of the underlying securities of the ADRs in the Series portfolio may change on days when Shareholders will not be able to purchase or sell the Series Shares, regardless of whether there is an active U.S. market for Shares.

Taiwan Semiconductor Manufacturing Co. Ltd. ADRhedged(TM) | Currency Hedging Risk Member
Prospectus [Line Items]
Risk [Text Block]
Currency Hedging Risk. Because changes in foreign currency exchange rates affect the value of ADRs, the Series enters into the Currency Hedge Contract in order to seek to minimize the impact of fluctuations in the exchange rate between the U.S. dollar and the
Local Currency. While this approach is designed to minimize the impact of currency fluctuations on Series returns, it does not necessarily eliminate the Series exposure to the Local Currency. Currency hedges are sometimes subject to imperfect matching between the Currency Hedge Contract and the currencies that the contract intends to hedge, and there can be no assurance that the Currency Hedge Contract will be effective. The return of the Currency Hedge Contract will not perfectly offset the actual fluctuations between the Local Currency and the U.S. dollar. It is possible that a degree of currency exposure may remain even at the time the Currency Hedge Contract is implemented. The Series may not be able to structure the Currency Hedge Contract as anticipated or the Currency Hedge Contract may not successfully reduce the currency risk from the Portfolio Securities.

Increased volatility of the Portfolio Securities or the U.S. dollar relative to the Local Currency will generally reduce the effectiveness of the Series currency hedging strategy. Significant differences between U.S. dollar interest rates and the Local Currency interest rates may impact the effectiveness of the Series currency hedging strategy.
While currency hedging can reduce or eliminate losses due to exchange rate changes, it can also reduce or eliminate gains, and the Series bears additional transaction costs in entering into the Currency Hedge Contract.
Taiwan Semiconductor Manufacturing Co. Ltd. ADRhedged(TM) | Currency Swap Risk Member
Prospectus [Line Items]
Risk [Text Block]
Currency Swap Risk. In order to hedge currency risk, the Series enters into a Currency Hedge Contract. The Currency Hedge Contract is subject to market risk, risk of default by the other party to the transaction, known as “counterparty risk,” and risk of imperfect correlation between profit or loss on the Currency Hedge Contract and the underlying currency exchange rate. The Currency Hedge Contract does not involve the delivery of the underlying currencies. Accordingly, the risk of loss with respect to the Currency Hedge Contract generally is limited to the net amount of payments that the Series is contractually obligated to make, or in the case of the other party to the Currency Hedge Contract defaulting, the net amount of payments that the Series is contractually entitled to receive. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid; however there is no guarantee that the swap market will continue to provide liquidity.

Changes in the credit quality of a company that serves as the Series counterparty with respect to the Currency Hedge Contract will affect the value of that instrument. A decline in the creditworthiness of the counterparty may impair the value of that counterparty’s Currency Hedge Contract with the Series, which could result in the loss of all value of the Currency Hedge Contract. By using a swap, the Series assumes the risk that its counterparty could experience financial hardships. In the event of the insolvency of the counterparty, the Series may sustain losses or be unable to liquidate the swap position. Counterparty risk may be somewhat mitigated by the fact that mark-to-market payments are made on a daily basis. The Series intends to have only one counterparty, which will expose the Series to greater counterparty risk and the Series may be unable to enter into the Currency Hedge Contract on favorable terms, potentially preventing the Series from achieving its investment objective. The Series is subject to liquidity risk if the Series is required to reserve its assets against its exposure under the Currency Hedge Contract.

Compared to other types of investments, derivatives, such as the Currency Hedge Contract, may be harder to value and may also be less tax efficient. The Series is subject to valuation risk as it may improperly value the Currency Hedge Contract if market quotations are unavailable. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Series taxable income or gains, and may limit or prevent the Series from using the Currency Hedge Contract as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Series to change its investment strategy.

Taiwan Semiconductor Manufacturing Co. Ltd. ADRhedged(TM) | Risk Of Investing In Depositary Receipts Risk Member
Prospectus [Line Items]
Risk [Text Block]
Risk of Investing in Depositary Receipts. ADRs involve risk not experienced when investing directly in the equity securities of an issuer. Changes in foreign currency exchange rates affect the value of ADRs and, therefore, may affect the value of the Series portfolio, although the Series enters into the Currency Hedge Contract to seek to minimize the impact of fluctuations in the foreign currency exchange rate. Although the ADRs in which the Series invests will be listed on major U.S. exchanges, there can be no assurance that a market for these securities will be made or maintained or that any such market will be or remain liquid. There is also no guarantee that a financial institution will continue to sponsor a particular ADR. As a result, the Series may have difficulty selling securities if it needs to do so, or selling them quickly and efficiently at the prices at which they have been valued. The depositary bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest, and processing corporate actions. A Series would be expected to pay a share of the additional fees, which it would not pay if investing directly in the foreign securities. In addition, the underlying issuers of certain depositary receipts are under no obligation to distribute Shareholder communications or pass through any voting rights with respect to the deposited securities to the holders of such receipts. The Series may therefore receive less timely information or have less control than if it invested directly in the foreign issuer.

Taiwan Semiconductor Manufacturing Co. Ltd. ADRhedged(TM) | Tax Risk Member
Prospectus [Line Items]
Risk [Text Block]
Tax Risk. The Series intends to take the position that it will be treated as a grantor trust for U.S. federal income tax purposes. Assuming such treatment is respected, the Series will not be subject to U.S. federal income tax. Rather, a pro rata portion of the Series income, gain, losses and deductions will “flow through” to each beneficial owner of Shares (“Shareholder”). The Series has not requested and will not request an advance ruling from the U.S. Internal Revenue Service (“IRS”) as to its status as a grantor trust. If the Series fails to qualify as a grantor trust for any year (subject to any available curative measures), the Series likely will be subject to regular corporate level U.S. federal income tax in that year on all of its taxable income, regardless of whether the Series makes any distributions to its Shareholders.

Taiwan Semiconductor Manufacturing Co. Ltd. ADRhedged(TM) | Equity Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Equity Securities Risk. The trading price of equity securities, including the prices of Series Shares and ADRs, will fluctuate in response to a variety of factors. These factors include events impacting a single issuer, as well as political, market and economic developments that affect specific market segments and the market as a whole. The Series NAV and market price, like stock prices generally, will fluctuate within a wide range in response to these factors. As a result, an investor could lose money over short or even long periods.

Taiwan Semiconductor Manufacturing Co. Ltd. ADRhedged(TM) | Management Risk Member
Prospectus [Line Items]
Risk [Text Block]
Management Risk. The Series is subject to the risk that the Manager’s investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results.

Taiwan Semiconductor Manufacturing Co. Ltd. ADRhedged(TM) | Market Trading Risk Member
Prospectus [Line Items]
Risk [Text Block]	Market Trading Risk. The Series faces numerous market trading risks, including the potential lack of an active market for Series Shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Series. Any of these factors, among others, may lead to the Series Shares trading at a premium or discount to NAV. Thus, you may pay significantly more (or less) than NAV when you buy Shares of the Series in the secondary market, and you may receive significantly less (or more) than NAV when you sell those Shares in the secondary market. The Manager cannot predict whether Shares will trade above (premium), below (discount) or at NAV. An active market for the Series Shares may not develop and market trading may be halted if trading in one or more of the Series underlying securities is halted. The difference in bid and ask prices is often referred to as the "spread" or "bid/ask spread." The bid/ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if the Series Shares have more trading volume and market liquidity and higher if the Series Shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads. In addition, in stressed market conditions, the market for the Series Shares may become less liquid in response to deteriorating liquidity in the markets for the Series underlying portfolio holdings in the ADRs.
Taiwan Semiconductor Manufacturing Co. Ltd. ADRhedged(TM) | Authorized Participant Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]
Authorized Participant Concentration Risk. Only an authorized participant (“Authorized Participant”) may engage in creation or redemption transactions directly with the Series. The Series has a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Series and no other Authorized Participant is able to step forward to create or redeem Creation Units, Series Shares may trade at a discount to NAV and possibly face trading halts and/or delisting. This risk may be more pronounced in volatile markets, potentially where there are significant redemptions in exchange-traded funds generally.

Taiwan Semiconductor Manufacturing Co. Ltd. ADRhedged(TM) | New Series Risk Member
Prospectus [Line Items]
Risk [Text Block]
New Series Risk. As of the date of this prospectus, the Series has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Series market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

Taiwan Semiconductor Manufacturing Co. Ltd. ADRhedged(TM) | Issuer Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]
Issuer Concentration Risk. Because the Series only invests in ADRs of the Company and the Currency Hedge Contract, the Series may be adversely affected by the performance of the Company, subject to increased price volatility and more susceptible to adverse economic, market, political or regulatory occurrences affecting the Company. Any issuer may perform poorly, causing the value of its securities to decline. Poor performance may be caused by poor management decisions, competitive pressures, changes in technology, disruptions in supply, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors. Issuers may, in times of distress or at their own discretion, decide to reduce or eliminate dividends, which may also cause their stock prices to decline.

Taiwan Semiconductor Manufacturing Co. Ltd. ADRhedged(TM) | Semiconductor Industry Risk Member
Prospectus [Line Items]
Risk [Text Block]
Semiconductor Industry Risk. Semiconductor companies may have limited product lines, markets, financial resources or personnel. Semiconductor companies typically face intense competition, potentially rapid product obsolescence and high capital costs and are dependent on third-party suppliers and the availability of materials. They are also heavily dependent on intellectual property rights and may be adversely affected by loss or impairment of those rights. Semiconductor companies are also affected by the economic performance of their customers.

Taiwan Semiconductor Manufacturing Co. Ltd. ADRhedged(TM) | Taiwan Investing Risk Member
Prospectus [Line Items]
Risk [Text Block]
Taiwan Investing Risk. Securities of issuers in Taiwan are subject to risks, including, but not limited to, legal, regulatory, political, currency and economic risks that are specific to Taiwan. Specifically, Taiwan’s geographic proximity and history of political contention with China have resulted in ongoing tensions between the two countries, which may materially affect the Taiwanese companies. Securities of Taiwanese companies are subject to Taiwan’s heavy dependence on exports. Reductions in spending on Taiwanese products and services, labor shortages, institution of tariffs or other trade barriers, or a downturn in any of the economies of Taiwan’s key trading partners, including the United States, may have an adverse impact on the Taiwanese economy and the values of Taiwanese companies.

Taiwan Semiconductor Manufacturing Co. Ltd. ADRhedged(TM) | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any investment, you could lose all or part of your investment in the Series, and the Series performance could trail that of other investments.
Taiwan Semiconductor Manufacturing Co. Ltd. ADRhedged(TM) | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Series is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Taiwan Semiconductor Manufacturing Co. Ltd. ADRhedged(TM) | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversification Risk. The Series is non-diversified and holds Portfolio Securities of only one particular issuer. As a result, the Series may have greater volatility than other diversified funds. Because a non-diversified fund may invest a larger percentage of its assets in securities of a single company than diversified funds, the performance of that company can have a substantial impact on Share price.

TotalEnergies SE ADRhedged | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]
Market Risk. The prices of the securities in the Series are subject to the risk associated with investing in the stock market, including sudden and unpredictable drops in value. An investment in the Series may lose money.

TotalEnergies SE ADRhedged | Risk Of Investing In France Member
Prospectus [Line Items]
Risk [Text Block]
Risks of Investing in France. The risks of investing in the securities of a French company include legal, regulatory, political, currency, security, and economic risk specific to France. The French economy is dependent to a significant extent on the economies of certain key trading partners, including Germany and other Western European countries. Reduction in spending on French products and services, or changes in any of the economies may cause an adverse impact on the French economy. In addition, France may be subject to acts of terrorism. The French economy is dependent on exports from the agricultural sector. Leading agricultural exports include dairy products, meat, wine, fruit and vegetables, and fish. As a result, the French economy is susceptible to fluctuations in demand for agricultural products. Additionally, the French economy is susceptible to other risks relating to its membership in the European Union, such as the recent sovereign debt crisis.

TotalEnergies SE ADRhedged | Investing In The European Union (“EU”) Risk Member
Prospectus [Line Items]
Risk [Text Block]
Investing in the European Union (“EU”) Risk.  Efforts of member states of the EU to further unify their economic and monetary policies may increase the potential for the downward movement of one member state’s market to cause a similar effect on other member states’ markets.   Separately, the EU faces issues involving its membership, structure, procedures and policies.  The exit of one or more member states from the EU would place its currency and banking system in jeopardy.  The exit by any member states will likely result in increased volatility, illiquidity and potentially lower economic growth in the affected markets, which may adversely affect the Series investments.

TotalEnergies SE ADRhedged | Foreign Market Risk Member
Prospectus [Line Items]
Risk [Text Block]
Foreign Market Risk. Because non-U.S. exchanges such as Euronext Paris may be open on days when the Series does not price its Shares, the value of the underlying securities of the ADRs in the Series portfolio may change on days when Shareholders will not be able to purchase or sell the Series Shares, regardless of whether there is an active U.S. market for Shares.

TotalEnergies SE ADRhedged | Currency Hedging Risk Member
Prospectus [Line Items]
Risk [Text Block]
Currency Hedging Risk.  Because changes in foreign currency exchange rates affect the value of ADRs, the Series enters into the Currency Hedge Contract in order to seek to minimize the impact of fluctuations in the exchange rate between the U.S. dollar and the Local Currency.  While this approach is designed to minimize the impact of currency fluctuations on Series returns, it does not necessarily eliminate the Series exposure to the Local Currency.  Currency hedges are sometimes subject to imperfect matching between the Currency Hedge Contract and the currencies that the contract intends to hedge, and there can be no assurance that the Currency Hedge Contract will be effective.  The return of the Currency Hedge Contract will not perfectly offset the actual fluctuations between the Local Currency and the U.S. dollar.  It is possible that a degree of currency exposure may remain even at the time the Currency Hedge Contract is implemented. The Series may not be able to structure the Currency Hedge Contract as anticipated or the Currency Hedge Contract may not successfully reduce the currency risk from the Portfolio Securities.

Increased volatility of the Portfolio Securities or the U.S. dollar relative to the Local Currency will generally reduce the effectiveness of the Series currency hedging strategy.  Significant differences between U.S. dollar interest rates and the Local Currency interest rates may impact the effectiveness of the Series currency hedging strategy.
While currency hedging can reduce or eliminate losses due to exchange rate changes, it can also reduce or eliminate gains, and the Series bears additional transaction costs in entering into the Currency Hedge Contract.
TotalEnergies SE ADRhedged | Currency Swap Risk Member
Prospectus [Line Items]
Risk [Text Block]
Currency Swap Risk. In order to hedge currency risk, the Series enters into a Currency Hedge Contract. The Currency Hedge Contract is subject to market risk, risk of default by the other party to the transaction, known as “counterparty risk,” and risk of imperfect correlation between profit or loss on the Currency Hedge Contract and the underlying currency exchange rate. The Currency Hedge Contract does not involve the delivery of the underlying currencies. Accordingly, the risk of loss with respect to the Currency Hedge Contract generally is limited to the net amount of payments that the Series is contractually obligated to make, or in the case of the other party to the Currency Hedge Contract defaulting, the net amount of payments that the Series is contractually entitled to receive. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid; however there is no guarantee that the swap market will continue to provide liquidity.

Changes in the credit quality of a company that serves as the Series counterparty with respect to the Currency Hedge Contract will affect the value of that instrument. A decline in the creditworthiness of the counterparty may impair the value of that counterparty’s Currency Hedge Contract with the Series, which could result in the loss of all value of the Currency Hedge Contract. By using a swap, the Series assumes the risk that its counterparty could experience financial hardships. In the event of the insolvency of the counterparty, the Series may sustain losses or be unable to liquidate the swap position. Counterparty risk may be somewhat mitigated by the fact that mark-to-market payments are made on a daily basis. The Series intends to have only one counterparty, which will expose the Series to greater counterparty risk and the Series may be unable to enter into the Currency Hedge Contract on favorable terms, potentially preventing the Series from achieving its investment objective. The Series is subject to liquidity risk if the Series is required to reserve its assets against its exposure under the Currency Hedge Contract.

Compared to other types of investments, derivatives, such as the Currency Hedge Contract, may be harder to value and may also be less tax efficient. The Series is subject to valuation risk as it may improperly value the Currency Hedge Contract if market quotations are unavailable. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Series taxable income or gains, and may limit or prevent the Series from using the Currency Hedge Contract as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Series to change its investment strategy.

TotalEnergies SE ADRhedged | Risk Of Investing In Depositary Receipts Risk Member
Prospectus [Line Items]
Risk [Text Block]
Risk of Investing in Depositary Receipts. ADRs involve risk not experienced when investing directly in the equity securities of an issuer. Changes in foreign currency exchange rates affect the value of ADRs and, therefore, may affect the value of a Series portfolio, although the Series enter into the Currency Hedge Contract to seek to minimize the impact of fluctuations in the foreign currency exchange rate. Although the ADRs in which the Series invest will be listed on major U.S. exchanges, there can be no assurance that a market for these securities will be made or maintained or that any such market will be or remain liquid. There is also no guarantee that a financial institution will continue to sponsor a particular ADR. As a result, the Series may have difficulty selling securities, or selling them quickly and efficiently at the prices at which they have been valued. The depositary bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest, and processing corporate actions. A Series would be expected to pay a share of the additional fees, which it would not pay if investing directly in the foreign securities. Moreover, the price at which the Series securities may be sold and the value of the Series Shares may be adversely affected if trading markets for ADRs are limited or absent or if bid/ask spreads are wide. In addition, the underlying issuers of certain depositary receipts are under no obligation to distribute Shareholder communications or pass through any voting rights with respect to the deposited securities to the holders of such receipts. A Series may therefore receive less timely information or have less control than if it invested directly in the foreign issuer.

TotalEnergies SE ADRhedged | Tax Risk Member
Prospectus [Line Items]
Risk [Text Block]	Tax Risk. The Series intends to take the position that it will be treated as a grantor trust for U.S. federal income tax purposes. Assuming such treatment is respected, the Series will not be subject to U.S. federal income tax. Rather, a pro rata portion of the Series income, gain, losses and deductions will “flow through” to each beneficial owner of Shares (“Shareholder”). The Series has not requested and will not request an advance ruling from the U.S. Internal Revenue Service (“IRS”) as to its status as a grantor trust. If the Series fails to qualify as a grantor trust for any year (subject to any available curative measures), the Series likely will be subject to regular corporate level U.S. federal income tax in that year on all of its taxable income, regardless of whether the Series makes any distributions to its Shareholders.
TotalEnergies SE ADRhedged | Equity Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Equity Securities Risk. The trading price of equity securities, including the prices of Series Shares and ADRs, will fluctuate in response to a variety of factors. These factors include events impacting a single issuer, as well as political, market and economic developments that affect specific market segments and the market as a whole. The Series NAV and market price, like stock prices generally, will fluctuate within a wide range in response to these factors. As a result, an investor could lose money over short or even long periods.

TotalEnergies SE ADRhedged | Management Risk Member
Prospectus [Line Items]
Risk [Text Block]
Management Risk. The Series is subject to the risk that the Manager’s investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results.

TotalEnergies SE ADRhedged | Market Trading Risk Member
Prospectus [Line Items]
Risk [Text Block]
Market Trading Risk. The Series faces numerous market trading risks, including the potential lack of an active market for Series Shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Series. Any of these factors, among others, may lead to the Series Shares trading at a premium or discount to NAV. Thus, you may pay significantly more (or less) than NAV when you buy Shares of the Series in the secondary market, and you may receive significantly less (or more) than NAV when you sell those Shares in the secondary market.  The Manager cannot predict whether Shares will trade above (premium), below (discount) or at NAV.  An active market for the Series Shares may not develop and market trading may be halted if trading in one or more of the Series underlying securities is halted. The difference in bid and ask prices is often referred to as the "spread" or "bid/ask spread." The bid/ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if the Series Shares have more trading volume and market liquidity and higher if the Series Shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads. In addition, in stressed market conditions, the market for the Series Shares may become less liquid in response to deteriorating liquidity in the markets for the Series underlying portfolio holdings in the ADRs.

TotalEnergies SE ADRhedged | Authorized Participant Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]
Authorized Participant Concentration Risk. Only an authorized participant (“Authorized Participant”) may engage in creation or redemption transactions directly with the Series.  The Series has a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Series and no other Authorized Participant is able to step forward to create or redeem Creation Units, Series Shares may trade at a discount to NAV and possibly face trading halts and/or delisting. This risk may be more pronounced in volatile markets, potentially where there are significant redemptions in exchange-traded funds generally.

TotalEnergies SE ADRhedged | New Series Risk Member
Prospectus [Line Items]
Risk [Text Block]
New Series Risk. As of the date of this prospectus, the Series has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Series market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

TotalEnergies SE ADRhedged | Issuer Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]
Issuer Concentration Risk. Because the Series only invests in the ADRs of the Company and the Currency Hedge Contract, the Series may be adversely affected by the performance of the Company, subject to increased price volatility and more susceptible to adverse economic, market, political or regulatory occurrences affecting the Company; the oil, gas, and consumable fuels industry; or France. Any issuer may perform poorly, causing the value of its securities to decline. Poor performance may be caused by poor management decisions, competitive pressures, changes in technology, disruptions in supply, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors. Issuers may, in times of distress or at their own discretion, decide to reduce or eliminate dividends, which may also cause their stock prices to decline.

TotalEnergies SE ADRhedged | Oil, Gas, And Consumable Fuels Industry Risk Member
Prospectus [Line Items]
Risk [Text Block]
Oil, Gas, and Consumable Fuels Industry Risk. The oil, gas, and consumable fuels industry is affected by worldwide energy prices and exploration and production costs. Companies in the oil, gas, and consumable fuels industry may have significant operations in areas at risk for natural disasters, social unrest and environmental damage. These companies may also be at risk for increased government regulation and intervention, litigation, and negative publicity and public perception.

TotalEnergies SE ADRhedged | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any investment, you could lose all or part of your investment in the Series, and the Series performance could trail that of other investments.
TotalEnergies SE ADRhedged | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Series is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
TotalEnergies SE ADRhedged | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversification Risk. The Series is non-diversified and holds Portfolio Securities of only one particular issuer.  As a result, the Series may have greater volatility than other diversified funds. Because a non-diversified fund may invest a larger percentage of its assets in securities of a single company than diversified funds, the performance of that company can have a substantial impact on Share price.

Toyota Motor Corporation ADRhedged | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]
Market Risk. The prices of the securities in the Series are subject to the risk associated with investing in the stock market, including sudden and unpredictable drops in value. An investment in the Series may lose money.

Toyota Motor Corporation ADRhedged | Foreign Market Risk Member
Prospectus [Line Items]
Risk [Text Block]
Foreign Market Risk. Because non-U.S. exchanges such as the Tokyo Stock Exchange may be open on days when the Series does not price its Shares, the value of the underlying securities of the ADRs in the Series portfolio may change on days when Shareholders will not be able to purchase or sell the Series Shares, regardless of whether there is an active U.S. market for Shares.

Toyota Motor Corporation ADRhedged | Currency Hedging Risk Member
Prospectus [Line Items]
Risk [Text Block]
Currency Hedging Risk.  Because changes in foreign currency exchange rates affect the value of ADRs, the Series enters into the Currency Hedge Contract in order to seek to minimize the impact of fluctuations in the exchange rate between the U.S. dollar and the Local Currency.  While this approach is designed to minimize the impact of currency fluctuations on Series returns, it does not necessarily eliminate the Series exposure to the Local Currency.  Currency hedges are sometimes subject to imperfect matching between the Currency Hedge Contract and the currencies that the contract intends to hedge, and there can be no assurance that the Currency Hedge Contract will be effective.  The return of the Currency Hedge Contract will not perfectly offset the actual fluctuations between the Local Currency and the U.S. dollar.  It is possible that a degree of currency exposure may remain even at the time the Currency Hedge Contract is implemented. The Series may not be able to structure the Currency Hedge Contract as anticipated or the Currency Hedge Contract may not successfully reduce the currency risk from the Portfolio Securities.
Increased volatility of the Portfolio Securities or the U.S. dollar relative to the Local Currency will generally reduce the effectiveness of the Series currency hedging strategy.  Significant differences between U.S. dollar interest rates and the Local Currency interest rates may impact the effectiveness of the Series currency hedging strategy.
While currency hedging can reduce or eliminate losses due to exchange rate changes, it can also reduce or eliminate gains, and the Series bears additional transaction costs in entering into the Currency Hedge Contract.
Toyota Motor Corporation ADRhedged | Currency Swap Risk Member
Prospectus [Line Items]
Risk [Text Block]
Currency Swap Risk. In order to hedge currency risk, the Series enters into a Currency Hedge Contract. The Currency Hedge Contract is subject to market risk, risk of default by the other party to the transaction, known as “counterparty risk,” and risk of imperfect correlation between profit or loss on the Currency Hedge Contract and the underlying currency exchange rate. The Currency Hedge Contract does not involve the delivery of the underlying currencies. Accordingly, the risk of loss with respect to the Currency Hedge Contract generally is limited to the net amount of payments that the Series is contractually obligated to make, or in the case of the other party to the Currency Hedge Contract defaulting, the net amount of payments that the Series is contractually entitled to receive. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid; however there is no guarantee that the swap market will continue to provide liquidity.

Changes in the credit quality of a company that serves as the Series counterparty with respect to the Currency Hedge Contract will affect the value of that instrument. A decline in the creditworthiness of the counterparty may impair the value of that counterparty’s Currency Hedge Contract with the Series, which could result in the loss of all value of the Currency Hedge Contract. By using a swap, the Series assumes the risk that its counterparty could experience financial hardships. In the event of the insolvency of the counterparty, the Series may sustain losses or be unable to liquidate the swap position. Counterparty risk may be somewhat mitigated by the fact that mark-to-market payments are made on a daily basis. The Series intends to have only one counterparty, which will expose the Series to greater counterparty risk and the Series may be unable to enter into the Currency Hedge Contract on favorable terms, potentially preventing the Series from achieving its investment objective. The Series is subject to liquidity risk if the Series is required to reserve its assets against its exposure under the Currency Hedge Contract.

Compared to other types of investments, derivatives, such as the Currency Hedge Contract, may be harder to value and may also be less tax efficient. The Series is subject to valuation risk as it may improperly value the Currency Hedge Contract if market quotations are unavailable. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Series taxable income or gains, and may limit or prevent the Series from using the Currency Hedge Contract as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Series to change its investment strategy.

Toyota Motor Corporation ADRhedged | Risk Of Investing In Depositary Receipts Risk Member
Prospectus [Line Items]
Risk [Text Block]
Risk of Investing in Depositary Receipts. ADRs involve risk not experienced when investing directly in the equity securities of an issuer. Changes in foreign currency exchange rates affect the value of ADRs and, therefore, may affect the value of a Series portfolio, although the Series enter into the Currency Hedge Contract to seek to minimize the impact of fluctuations in the foreign currency exchange rate. Although the ADRs in which the Series invest will be listed on major U.S. exchanges, there can be no assurance that a market for these securities will be made or maintained or that any such market will be or remain liquid. There is also no guarantee that a financial institution will continue to sponsor a particular ADR. As a result, the Series may have difficulty selling securities, or selling them quickly and efficiently at the prices at which they have been valued. The depositary bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest, and processing corporate actions. A Series would be expected to pay a share of the additional fees, which it would not pay if investing directly in the foreign securities. Moreover, the price at which the Series securities may be sold and the value of the Series Shares may be adversely affected if trading markets for ADRs are limited or absent or if bid/ask spreads are wide. In addition, the underlying issuers of certain depositary receipts are under no obligation to distribute Shareholder communications or pass through any voting rights with respect to the deposited securities to the holders of such receipts. A Series may therefore receive less timely information or have less control than if it invested directly in the foreign issuer.

Toyota Motor Corporation ADRhedged | Tax Risk Member
Prospectus [Line Items]
Risk [Text Block]	Tax Risk. The Series intends to take the position that it will be treated as a grantor trust for U.S. federal income tax purposes. Assuming such treatment is respected the Series will not be subject to U.S. federal income tax. Rather, a pro rata portion of the Series income, gain, losses and deductions will “flow through” to each beneficial owner of Shares (“Shareholder”). The Series has not requested and will not request an advance ruling from the U.S. Internal Revenue Service (“IRS”) as to its status as a grantor trust. If the Series fails to qualify as a grantor trust for any year (subject to any available curative measures), the Series likely will be subject to regular corporate level U.S. federal income tax in that year on all of its taxable income, regardless of whether the Series makes any distributions to its Shareholders.
Toyota Motor Corporation ADRhedged | Equity Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Equity Securities Risk. The trading price of equity securities, including the prices of Series Shares and ADRs, will fluctuate in response to a variety of factors. These factors include events impacting a single issuer, as well as political, market and economic developments that affect specific market segments and the market as a whole. The Series NAV and market price, like stock prices generally, will fluctuate within a wide range in response to these factors. As a result, an investor could lose money over short or even long periods.

Toyota Motor Corporation ADRhedged | Management Risk Member
Prospectus [Line Items]
Risk [Text Block]
Management Risk. The Series is subject to the risk that the Manager’s investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results.

Toyota Motor Corporation ADRhedged | Market Trading Risk Member
Prospectus [Line Items]
Risk [Text Block]
Market Trading Risk. The Series faces numerous market trading risks, including the potential lack of an active market for Series Shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Series. Any of these factors, among others, may lead to the Series Shares trading at a premium or discount to NAV. Thus, you may pay significantly more (or less) than NAV when you buy Shares of the Series in the secondary market, and you may receive significantly less (or more) than NAV when you sell those Shares in the secondary market.  The Manager cannot predict whether Shares will trade above (premium), below (discount) or at NAV.  An active market for the Series Shares may not develop and market trading may be halted if trading in one or more of the Series underlying securities is halted. The difference in bid and ask prices is often referred to as the "spread" or "bid/ask spread." The bid/ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if the Series Shares have more trading volume and market liquidity and higher if the Series Shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads. In addition, in stressed market conditions, the market for the Series Shares may become less liquid in response to deteriorating liquidity in the markets for the Series underlying portfolio holdings in the ADRs.

Toyota Motor Corporation ADRhedged | Authorized Participant Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]
Authorized Participant Concentration Risk. Only an authorized participant (“Authorized Participant”) may engage in creation or redemption transactions directly with the Series.  The Series has a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Series and no other Authorized Participant is able to step forward to create or redeem Creation Units, Series Shares may trade at a discount to NAV and possibly face trading halts and/or delisting. This risk may be more pronounced in volatile markets, potentially where there are significant redemptions in exchange-traded funds generally.

Toyota Motor Corporation ADRhedged | New Series Risk Member
Prospectus [Line Items]
Risk [Text Block]
New Series Risk. As of the date of this prospectus, the Series has limited operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Series market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

Toyota Motor Corporation ADRhedged | Issuer Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]
Issuer Concentration Risk. Because the Series only invests in the ADRs of the Company and the Currency Hedge Contract, the Series may be adversely affected by the performance of the Company, subject to increased price volatility and more susceptible to adverse economic, market, political or regulatory occurrences affecting the Company, the automotive industry or Japan. Any issuer may perform poorly, causing the value of its securities to decline. Poor performance may be caused by poor management decisions, competitive pressures, changes in technology, disruptions in supply, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors. Issuers may, in times of distress or at their own discretion, decide to reduce or eliminate dividends, which may also cause their stock prices to decline.

Toyota Motor Corporation ADRhedged | Automotive Industry Risk Member
Prospectus [Line Items]
Risk [Text Block]
Automotive Industry Risk. The automotive industry can be highly cyclical, and companies in the industry may suffer periodic operating losses. The industry can be significantly affected by labor relations and fluctuating component prices. While most of the major automotive manufacturers are large companies, certain others may be non-diversified in both product line and customer base and may be more vulnerable to certain events that may negatively impact the automotive industry.

Toyota Motor Corporation ADRhedged | Risks Of Investing In Japan Member
Prospectus [Line Items]
Risk [Text Block]
Risks of Investing in Japan. The risks of investing in the securities of a Japanese company include risks of natural disasters, lack of natural resources, reliance on trading partners (including the United States and Asian and European economies), national security, unpredictable political climate, large government debt, currency fluctuation and an aging labor force. The realization of such risks could have a negative impact on the value of securities of Japanese companies.

Toyota Motor Corporation ADRhedged | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any investment, you could lose all or part of your investment in the Series, and the Series performance could trail that of other investments.
Toyota Motor Corporation ADRhedged | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Series is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Toyota Motor Corporation ADRhedged | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversification Risk. The Series is non-diversified and holds Portfolio Securities of only one particular issuer.  As a result, the Series may have greater volatility than other diversified funds. Because a non-diversified fund may invest a larger percentage of its assets in securities of a single company than diversified funds, the performance of that company can have a substantial impact on Share price.

Unilever PLC ADRhedged(TM) | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]
Market Risk. The prices of the securities in the Series are subject to the risk associated with investing in the stock market, including sudden and unpredictable drops in value. An investment in the Series may lose money.

Unilever PLC ADRhedged(TM) | Foreign Market Risk Member
Prospectus [Line Items]
Risk [Text Block]
Foreign Market Risk. Because non-U.S. exchanges such as the London Stock Exchange may be open on days when the Series does not price its Shares, the value of the underlying securities of the ADRs in the Series portfolio may change on days when Shareholders will not be able to purchase or sell the Series Shares, regardless of whether there is an active U.S. market for Shares.

Unilever PLC ADRhedged(TM) | Currency Hedging Risk Member
Prospectus [Line Items]
Risk [Text Block]
Currency Hedging Risk. Because changes in foreign currency exchange rates affect the value of ADRs, the Series enters into the Currency Hedge Contract in order to seek to minimize the impact of fluctuations in the exchange rate between the U.S. dollar and the
Local Currency. While this approach is designed to minimize the impact of currency fluctuations on Series returns, it does not necessarily eliminate the Series exposure to the Local Currency. Currency hedges are sometimes subject to imperfect matching between the Currency Hedge Contract and the currencies that the contract intends to hedge, and there can be no assurance that the Currency Hedge Contract will be effective. The return of the Currency Hedge Contract will not perfectly offset the actual fluctuations between the Local Currency and the U.S. dollar. It is possible that a degree of currency exposure may remain even at the time the Currency Hedge Contract is implemented. The Series may not be able to structure the Currency Hedge Contract as anticipated or the Currency Hedge Contract may not successfully reduce the currency risk from the Portfolio Securities.

Increased volatility of the Portfolio Securities or the U.S. dollar relative to the Local Currency will generally reduce the effectiveness of the Series currency hedging strategy. Significant differences between U.S. dollar interest rates and the Local Currency interest rates may impact the effectiveness of the Series currency hedging strategy.
While currency hedging can reduce or eliminate losses due to exchange rate changes, it can also reduce or eliminate gains, and the Series bears additional transaction costs in entering into the Currency Hedge Contract.
Unilever PLC ADRhedged(TM) | Currency Swap Risk Member
Prospectus [Line Items]
Risk [Text Block]
Currency Swap Risk. In order to hedge currency risk, the Series enters into a Currency Hedge Contract. The Currency Hedge Contract is subject to market risk, risk of default by the other party to the transaction, known as “counterparty risk,” and risk of imperfect correlation between profit or loss on the Currency Hedge Contract and the underlying currency exchange rate. The Currency Hedge Contract does not involve the delivery of the underlying currencies. Accordingly, the risk of loss with respect to the Currency Hedge Contract generally is limited to the net amount of payments that the Series is contractually obligated to make, or in the case of the other party to the Currency Hedge Contract defaulting, the net amount of payments that the Series is contractually entitled to receive. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid; however there is no guarantee that the swap market will continue to provide liquidity.

Changes in the credit quality of a company that serves as the Series counterparty with respect to the Currency Hedge Contract will affect the value of that instrument. A decline in the creditworthiness of the counterparty may impair the value of that counterparty’s Currency Hedge Contract with the Series, which could result in the loss of all value of the Currency Hedge Contract. By using a swap, the Series assumes the risk that its counterparty could experience financial hardships. In the event of the insolvency of the counterparty, the Series may sustain losses or be unable to liquidate the swap position. Counterparty risk may be somewhat mitigated by the fact that mark-to-market payments are made on a daily basis. The Series intends to have only one counterparty, which will expose the Series to greater counterparty risk and the Series may be unable to enter into the Currency Hedge Contract on favorable terms, potentially preventing the Series from achieving its investment objective. The Series is subject to liquidity risk if the Series is required to reserve its assets against its exposure under the Currency Hedge Contract.

Compared to other types of investments, derivatives, such as the Currency Hedge Contract, may be harder to value and may also be less tax efficient. The Series is subject to valuation risk as it may improperly value the Currency Hedge Contract if market quotations are unavailable. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Series taxable income or gains, and may limit or prevent the Series from using the Currency Hedge Contract as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Series to change its investment strategy.

Unilever PLC ADRhedged(TM) | Risk Of Investing In Depositary Receipts Risk Member
Prospectus [Line Items]
Risk [Text Block]
Risk of Investing in Depositary Receipts. ADRs involve risk not experienced when investing directly in the equity securities of an issuer. Changes in foreign currency exchange rates affect the value of ADRs and, therefore, may affect the value of the Series portfolio, although the Series enters into the Currency Hedge Contract to seek to minimize the impact of fluctuations in the foreign currency exchange rate. Although the ADRs in which the Series invests will be listed on major U.S. exchanges, there can be no assurance that a market for these securities will be made or maintained or that any such market will be or remain liquid. There is also no guarantee that a financial institution will continue to sponsor a particular ADR. As a result, the Series may have difficulty selling securities if it needs to do so, or selling them quickly and efficiently at the prices at which they have been valued. The depositary bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest, and processing corporate actions. A Series would be expected to pay a share of the additional fees, which it would not pay if investing directly in the foreign securities. In addition, the underlying issuers of certain depositary receipts are under no obligation to distribute Shareholder communications or pass through any voting rights with respect to the deposited securities to the holders of such receipts. The Series may therefore receive less timely information or have less control than if it invested directly in the foreign issuer.

Unilever PLC ADRhedged(TM) | Tax Risk Member
Prospectus [Line Items]
Risk [Text Block]
Tax Risk. The Series intends to take the position that it will be treated as a grantor trust for U.S. federal income tax purposes. Assuming such treatment is respected, the Series will not be subject to U.S. federal income tax. Rather, a pro rata portion of the Series income, gain, losses and deductions will “flow through” to each beneficial owner of Shares (“Shareholder”). The Series has not requested and will not request an advance ruling from the U.S. Internal Revenue Service (“IRS”) as to its status as a grantor trust. If the Series fails to qualify as a grantor trust for any year (subject to any available curative measures), the Series likely will be subject to regular corporate level U.S. federal income tax in that year on all of its taxable income, regardless of whether the Series makes any distributions to its Shareholders.

Unilever PLC ADRhedged(TM) | Equity Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Equity Securities Risk. The trading price of equity securities, including the prices of Series Shares and ADRs, will fluctuate in response to a variety of factors. These factors include events impacting a single issuer, as well as political, market and economic developments that affect specific market segments and the market as a whole. The Series NAV and market price, like stock prices generally, will fluctuate within a wide range in response to these factors. As a result, an investor could lose money over short or even long periods.

Unilever PLC ADRhedged(TM) | Management Risk Member
Prospectus [Line Items]
Risk [Text Block]
Management Risk. The Series is subject to the risk that the Manager’s investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results.

Unilever PLC ADRhedged(TM) | Market Trading Risk Member
Prospectus [Line Items]
Risk [Text Block]	Market Trading Risk. The Series faces numerous market trading risks, including the potential lack of an active market for Series Shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Series. Any of these factors, among others, may lead to the Series Shares trading at a premium or discount to NAV. Thus, you may pay significantly more (or less) than NAV when you buy Shares of the Series in the secondary market, and you may receive significantly less (or more) than NAV when you sell those Shares in the secondary market. The Manager cannot predict whether Shares will trade above (premium), below (discount) or at NAV. An active market for the Series Shares may not develop and market trading may be halted if trading in one or more of the Series underlying securities is halted. The difference in bid and ask prices is often referred to as the "spread" or "bid/ask spread." The bid/ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if the Series Shares have more trading volume and market liquidity and higher if the Series Shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads. In addition, in stressed market conditions, the market for the Series Shares may become less liquid in response to deteriorating liquidity in the markets for the Series underlying portfolio holdings in the ADRs.
Unilever PLC ADRhedged(TM) | Authorized Participant Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]
Authorized Participant Concentration Risk. Only an authorized participant (“Authorized Participant”) may engage in creation or redemption transactions directly with the Series. The Series has a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Series and no other Authorized Participant is able to step forward to create or redeem Creation Units, Series Shares may trade at a discount to NAV and possibly face trading halts and/or delisting. This risk may be more pronounced in volatile markets, potentially where there are significant redemptions in exchange-traded funds generally.

Unilever PLC ADRhedged(TM) | New Series Risk Member
Prospectus [Line Items]
Risk [Text Block]
New Series Risk. As of the date of this prospectus, the Series has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Series market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

Unilever PLC ADRhedged(TM) | Issuer Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]
Issuer Concentration Risk. Because the Series only invests in ADRs of the Company and the Currency Hedge Contract, the Series may be adversely affected by the performance of the Company, subject to increased price volatility and more susceptible to adverse economic, market, political or regulatory occurrences affecting the Company. Any issuer may perform poorly, causing the value of its securities to decline. Poor performance may be caused by poor management decisions, competitive pressures, changes in technology, disruptions in supply, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors. Issuers may, in times of distress or at their own discretion, decide to reduce or eliminate dividends, which may also cause their stock prices to decline.

Unilever PLC ADRhedged(TM) | Risks Of Investing In The United Kingdom (“UK”) Risk Member
Prospectus [Line Items]
Risk [Text Block]
Risks of Investing in the United Kingdom (“UK”). The UK, of which England is a part, has one of the largest economies in Europe, and the United States and other European countries are substantial trading partners of the UK. As a result, the British economy may be impacted by changes to the economic condition of the United States and other European countries. The British economy, along with certain other European Union (“EU”) economies, experienced a significant economic slowdown during the recent financial crisis, and certain British financial institutions suffered significant losses, were severely under-capitalized and required government intervention to survive. The British economy relies heavily on the export of financial services to the United States and other European countries and, therefore, a prolonged slowdown in the financial services sector may have a negative impact on the British economy. Continued governmental involvement or control in certain sectors may stifle competition in certain sectors or cause adverse effects on economic growth.

Unilever PLC ADRhedged(TM) | Consumer Discretionary Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]	Consumer Discretionary Sector Risk. Because companies in the consumer discretionary sector manufacture products and provide discretionary services directly to the consumer, the success of these companies is tied closely to the performance of the overall domestic and international economy, including the functioning of the global supply chain, interest rates, competition and consumer confidence. Success depends heavily on disposable household income and consumer spending, and may be strongly affected by social trends and marketing campaigns. Also, companies in the consumer discretionary sector may be subject to severe competition, which may have an adverse impact on a company’s profitability. Changes in demographics and consumer tastes also can affect the demand for, and success of, consumer discretionary products in the marketplace.
Unilever PLC ADRhedged(TM) | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any investment, you could lose all or part of your investment in the Series, and the Series performance could trail that of other investments.
Unilever PLC ADRhedged(TM) | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Series is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Unilever PLC ADRhedged(TM) | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversification Risk. The Series is non-diversified and holds Portfolio Securities of only one particular issuer. As a result, the Series may have greater volatility than other diversified funds. Because a non-diversified fund may invest a larger percentage of its assets in securities of a single company than diversified funds, the performance of that company can have a substantial impact on Share price.

United Microelectronics Corp. ADRhedged(TM) | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]
Market Risk. The prices of the securities in the Series are subject to the risk associated with investing in the stock market, including sudden and unpredictable drops in value. An investment in the Series may lose money.

United Microelectronics Corp. ADRhedged(TM) | Foreign Market Risk Member
Prospectus [Line Items]
Risk [Text Block]
Foreign Market Risk. Because non-U.S. exchanges such as the Taiwan Stock Exchange may be open on days when the Series does not price its Shares, the value of the underlying securities of the ADRs in the Series portfolio may change on days when Shareholders will not be able to purchase or sell the Series Shares, regardless of whether there is an active U.S. market for Shares.

United Microelectronics Corp. ADRhedged(TM) | Currency Hedging Risk Member
Prospectus [Line Items]
Risk [Text Block]
Currency Hedging Risk. Because changes in foreign currency exchange rates affect the value of ADRs, the Series enters into the Currency Hedge Contract in order to seek to minimize the impact of fluctuations in the exchange rate between the U.S. dollar and the Local Currency. While this approach is designed to minimize the impact of currency fluctuations on Series returns, it does not necessarily eliminate the Series exposure to the Local Currency. Currency hedges are sometimes subject to imperfect matching between the Currency Hedge Contract and the currencies that the contract intends to hedge, and there can be no assurance that the Currency Hedge Contract will be effective. The return of the Currency Hedge Contract will not perfectly offset the actual fluctuations between the Local Currency and the U.S. dollar. It is possible that a degree of currency exposure may remain even at the time the Currency Hedge Contract is implemented. The Series may not be able to structure the Currency Hedge Contract as anticipated or the Currency Hedge Contract may not successfully reduce the currency risk from the Portfolio Securities.

Increased volatility of the Portfolio Securities or the U.S. dollar relative to the Local Currency will generally reduce the effectiveness of the Series currency hedging strategy. Significant differences between U.S. dollar interest rates and the Local Currency interest rates may impact the effectiveness of the Series currency hedging strategy.
While currency hedging can reduce or eliminate losses due to exchange rate changes, it can also reduce or eliminate gains, and the Series bears additional transaction costs in entering into the Currency Hedge Contract.
United Microelectronics Corp. ADRhedged(TM) | Currency Swap Risk Member
Prospectus [Line Items]
Risk [Text Block]
Currency Swap Risk. In order to hedge currency risk, the Series enters into a Currency Hedge Contract. The Currency Hedge Contract is subject to market risk, risk of default by the other party to the transaction, known as “counterparty risk,” and risk of imperfect correlation between profit or loss on the Currency Hedge Contract and the underlying currency exchange rate. The Currency Hedge Contract does not involve the delivery of the underlying currencies. Accordingly, the risk of loss with respect to the Currency Hedge Contract generally is limited to the net amount of payments that the Series is contractually obligated to make, or in the case of the other party to the Currency Hedge Contract defaulting, the net amount of payments that the Series is contractually entitled to receive. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid; however there is no guarantee that the swap market will continue to provide liquidity.

Changes in the credit quality of a company that serves as the Series counterparty with respect to the Currency Hedge Contract will affect the value of that instrument. A decline in the creditworthiness of the counterparty may impair the value of that counterparty’s Currency Hedge Contract with the Series, which could result in the loss of all value of the Currency Hedge Contract. By using a swap, the Series assumes the risk that its counterparty could experience financial hardships. In the event of the insolvency of the counterparty, the Series may sustain losses or be unable to liquidate the swap position. Counterparty risk may be somewhat mitigated by the fact that mark-to-market payments are made on a daily basis. The Series intends to have only one counterparty, which will expose the Series to greater counterparty risk and the Series may be unable to enter into the Currency Hedge Contract on favorable terms, potentially preventing the Series from achieving its investment objective. The Series is subject to liquidity risk if the Series is required to reserve its assets against its exposure under the Currency Hedge Contract.

Compared to other types of investments, derivatives, such as the Currency Hedge Contract, may be harder to value and may also be less tax efficient. The Series is subject to valuation risk as it may improperly value the Currency Hedge Contract if market quotations are unavailable. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Series taxable income or gains, and may limit or prevent the Series from using the Currency Hedge Contract as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Series to change its investment strategy.

United Microelectronics Corp. ADRhedged(TM) | Risk Of Investing In Depositary Receipts Risk Member
Prospectus [Line Items]
Risk [Text Block]
Risk of Investing in Depositary Receipts. ADRs involve risk not experienced when investing directly in the equity securities of an issuer. Changes in foreign currency exchange rates affect the value of ADRs and, therefore, may affect the value of the Series portfolio, although the Series enters into the Currency Hedge Contract to seek to minimize the impact of fluctuations in the foreign currency exchange rate. Although the ADRs in which the Series invests will be listed on major U.S. exchanges, there can be no assurance that a market for these securities will be made or maintained or that any such market will be or remain liquid. There is also no guarantee that a financial institution will continue to sponsor a particular ADR. As a result, the Series may have difficulty selling securities if it needs to do so, or selling them quickly and efficiently at the prices at which they have been valued. The depositary bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest, and processing corporate actions. A Series would be expected to pay a share of the additional fees, which it would not pay if investing directly in the foreign securities. In addition, the underlying issuers of certain depositary receipts are under no obligation to distribute Shareholder communications or pass through any voting rights with respect to the deposited securities to the holders of such receipts. The Series may therefore receive less timely information or have less control than if it invested directly in the foreign issuer.

United Microelectronics Corp. ADRhedged(TM) | Tax Risk Member
Prospectus [Line Items]
Risk [Text Block]
Tax Risk. The Series intends to take the position that it will be treated as a grantor trust for U.S. federal income tax purposes. Assuming such treatment is respected, the Series will not be subject to U.S. federal income tax. Rather, a pro rata portion of the Series income, gain, losses and deductions will “flow through” to each beneficial owner of Shares (“Shareholder”). The Series has not requested and will not request an advance ruling from the U.S. Internal Revenue Service (“IRS”) as to its status as a grantor trust. If the Series fails to qualify as a grantor trust for any year (subject to any available curative measures), the Series likely will be subject to regular corporate level U.S. federal income tax in that year on all of its taxable income, regardless of whether the Series makes any distributions to its Shareholders.

United Microelectronics Corp. ADRhedged(TM) | Equity Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Equity Securities Risk. The trading price of equity securities, including the prices of Series Shares and ADRs, will fluctuate in response to a variety of factors. These factors include events impacting a single issuer, as well as political, market and economic developments that affect specific market segments and the market as a whole. The Series NAV and market price, like stock prices generally, will fluctuate within a wide range in response to these factors. As a result, an investor could lose money over short or even long periods.

United Microelectronics Corp. ADRhedged(TM) | Management Risk Member
Prospectus [Line Items]
Risk [Text Block]
Management Risk. The Series is subject to the risk that the Manager’s investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results.

United Microelectronics Corp. ADRhedged(TM) | Market Trading Risk Member
Prospectus [Line Items]
Risk [Text Block]	Market Trading Risk. The Series faces numerous market trading risks, including the potential lack of an active market for Series Shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Series. Any of these factors, among others, may lead to the Series Shares trading at a premium or discount to NAV. Thus, you may pay significantly more (or less) than NAV when you buy Shares of the Series in the secondary market, and you may receive significantly less (or more) than NAV when you sell those Shares in the secondary market. The Manager cannot predict whether Shares will trade above (premium), below (discount) or at NAV. An active market for the Series Shares may not develop and market trading may be halted if trading in one or more of the Series underlying securities is halted. The difference in bid and ask prices is often referred to as the "spread" or "bid/ask spread." The bid/ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if the Series Shares have more trading volume and market liquidity and higher if the Series Shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads. In addition, in stressed market conditions, the market for the Series Shares may become less liquid in response to deteriorating liquidity in the markets for the Series underlying portfolio holdings in the ADRs.
United Microelectronics Corp. ADRhedged(TM) | Authorized Participant Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]
Authorized Participant Concentration Risk. Only an authorized participant (“Authorized Participant”) may engage in creation or redemption transactions directly with the Series. The Series has a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Series and no other Authorized Participant is able to step forward to create or redeem Creation Units, Series Shares may trade at a discount to NAV and possibly face trading halts and/or delisting. This risk may be more pronounced in volatile markets, potentially where there are significant redemptions in exchange-traded funds generally.

United Microelectronics Corp. ADRhedged(TM) | New Series Risk Member
Prospectus [Line Items]
Risk [Text Block]
New Series Risk. As of the date of this prospectus, the Series has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Series market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

United Microelectronics Corp. ADRhedged(TM) | Issuer Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]
Issuer Concentration Risk. Because the Series only invests in ADRs of the Company and the Currency Hedge Contract, the Series may be adversely affected by the performance of the Company, subject to increased price volatility and more susceptible to adverse economic, market, political or regulatory occurrences affecting the Company. Any issuer may perform poorly, causing the value of its securities to decline. Poor performance may be caused by poor management decisions, competitive pressures, changes in technology, disruptions in supply, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors. Issuers may, in times of distress or at their own discretion, decide to reduce or eliminate dividends, which may also cause their stock prices to decline.

United Microelectronics Corp. ADRhedged(TM) | Semiconductor Industry Risk Member
Prospectus [Line Items]
Risk [Text Block]
Semiconductor Industry Risk. Semiconductor companies may have limited product lines, markets, financial resources or personnel. Semiconductor companies typically face intense competition, potentially rapid product obsolescence and high capital costs and are dependent on third-party suppliers and the availability of materials. They are also heavily dependent on intellectual property rights and may be adversely affected by loss or impairment of those rights. Semiconductor companies are also affected by the economic performance of their customers.

United Microelectronics Corp. ADRhedged(TM) | Taiwan Investing Risk Member
Prospectus [Line Items]
Risk [Text Block]
Taiwan Investing Risk. Securities of issuers in Taiwan are subject to risks, including, but not limited to, legal, regulatory, political, currency and economic risks that are specific to Taiwan. Specifically, Taiwan’s geographic proximity and history of political contention with China have resulted in ongoing tensions between the two countries, which may materially affect the Taiwanese companies. Securities of Taiwanese companies are subject to Taiwan’s heavy dependence on exports. Reductions in spending on Taiwanese products and services, labor shortages, institution of tariffs or other trade barriers, or a downturn in any of the economies of Taiwan’s key trading partners, including the United States, may have an adverse impact on the Taiwanese economy and the values of Taiwanese companies.

United Microelectronics Corp. ADRhedged(TM) | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any investment, you could lose all or part of your investment in the Series, and the Series performance could trail that of other investments.
United Microelectronics Corp. ADRhedged(TM) | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Series is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
United Microelectronics Corp. ADRhedged(TM) | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversification Risk. The Series is non-diversified and holds Portfolio Securities of only one particular issuer. As a result, the Series may have greater volatility than other diversified funds. Because a non-diversified fund may invest a larger percentage of its assets in securities of a single company than diversified funds, the performance of that company can have a substantial impact on Share price.

Vodafone Group Plc ADRhedged | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]
Market Risk. The prices of the securities in the Series are subject to the risk associated with investing in the stock market, including sudden and unpredictable drops in value. An investment in the Series may lose money.

Vodafone Group Plc ADRhedged | Foreign Market Risk Member
Prospectus [Line Items]
Risk [Text Block]
Foreign Market Risk. Because non-U.S. exchanges such as the London Stock Exchange may be open on days when the Series does not price its Shares, the value of the underlying securities of the ADRs in the Series portfolio may change on days when Shareholders will not be able to purchase or sell the Series Shares, regardless of whether there is an active U.S. market for Shares.

Vodafone Group Plc ADRhedged | Currency Hedging Risk Member
Prospectus [Line Items]
Risk [Text Block]
Currency Hedging Risk.  Because changes in foreign currency exchange rates affect the value of ADRs, the Series enters into the Currency Hedge Contract in order to seek to minimize the impact of fluctuations in the exchange rate between the U.S. dollar and the Local Currency.  While this approach is designed to minimize the impact of currency fluctuations on Series returns, it does not necessarily eliminate the Series exposure to the Local Currency.  Currency hedges are sometimes subject to imperfect matching between the Currency Hedge Contract and the currencies that the contract intends to hedge, and there can be no assurance that the Currency Hedge Contract will be effective.  The return of the Currency Hedge Contract will not perfectly offset the actual fluctuations between the Local Currency and the U.S. dollar.  It is possible that a degree of currency exposure may remain even at the time the Currency Hedge Contract is implemented. The Series may not be able to structure the Currency Hedge Contract as anticipated or the Currency Hedge Contract may not successfully reduce the currency risk from the Portfolio Securities.

Increased volatility of the Portfolio Securities or the U.S. dollar relative to the Local Currency will generally reduce the effectiveness of the Series currency hedging strategy.  Significant differences between U.S. dollar interest rates and the Local Currency interest rates may impact the effectiveness of the Series currency hedging strategy.
While currency hedging can reduce or eliminate losses due to exchange rate changes, it can also reduce or eliminate gains, and the Series bears additional transaction costs in entering into the Currency Hedge Contract.
Vodafone Group Plc ADRhedged | Currency Swap Risk Member
Prospectus [Line Items]
Risk [Text Block]
Currency Swap Risk. In order to hedge currency risk, the Series enters into a Currency Hedge Contract. The Currency Hedge Contract is subject to market risk, risk of default by the other party to the transaction, known as “counterparty risk,” and risk of imperfect correlation between profit or loss on the Currency Hedge Contract and the underlying currency exchange rate. The Currency Hedge Contract does not involve the delivery of the underlying currencies. Accordingly, the risk of loss with respect to the Currency Hedge Contract generally is limited to the net amount of payments that the Series is contractually obligated to make, or in the case of the other party to the Currency Hedge Contract defaulting, the net amount of payments that the Series is contractually entitled to receive. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid; however there is no guarantee that the swap market will continue to provide liquidity.

Changes in the credit quality of a company that serves as the Series counterparty with respect to the Currency Hedge Contract will affect the value of that instrument. A decline in the creditworthiness of the counterparty may impair the value of that counterparty’s Currency Hedge Contract with the Series, which could result in the loss of all value of the Currency Hedge Contract. By using a swap, the Series assumes the risk that its counterparty could experience financial hardships. In the event of the insolvency of the counterparty, the Series may sustain losses or be unable to liquidate the swap position. Counterparty risk may be somewhat mitigated by the fact that mark-to-market payments are made on a daily basis. The Series intends to have only one counterparty, which will expose the Series to greater counterparty risk and the Series may be unable to enter into the Currency Hedge Contract on favorable terms, potentially preventing the Series from achieving its investment objective. The Series is subject to liquidity risk if the Series is required to reserve its assets against its exposure under the Currency Hedge Contract.

Compared to other types of investments, derivatives, such as the Currency Hedge Contract, may be harder to value and may also be less tax efficient. The Series is subject to valuation risk as it may improperly value the Currency Hedge Contract if market quotations are unavailable. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Series taxable income or gains, and may limit or prevent the Series from using the Currency Hedge Contract as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Series to change its investment strategy.

Vodafone Group Plc ADRhedged | Risk Of Investing In Depositary Receipts Risk Member
Prospectus [Line Items]
Risk [Text Block]
Risk of Investing in Depositary Receipts. ADRs involve risk not experienced when investing directly in the equity securities of an issuer. Changes in foreign currency exchange rates affect the value of ADRs and, therefore, may affect the value of a Series portfolio, although the Series enter into the Currency Hedge Contract to seek to minimize the impact of fluctuations in the foreign currency exchange rate. Although the ADRs in which the Series invest will be listed on major U.S. exchanges, there can be no assurance that a market for these securities will be made or maintained or that any such market will be or remain liquid. There is also no guarantee that a financial institution will continue to sponsor a particular ADR. As a result, the Series may have difficulty selling securities, or selling them quickly and efficiently at the prices at which they have been valued. The depositary bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest, and processing corporate actions. A Series would be expected to pay a share of the additional fees, which it would not pay if investing directly in the foreign securities. Moreover, the price at which the Series securities may be sold and the value of the Series Shares may be adversely affected if trading markets for ADRs are limited or absent or if bid/ask spreads are wide. In addition, the underlying issuers of certain depositary receipts are under no obligation to distribute Shareholder communications or pass through any voting rights with respect to the deposited securities to the holders of such receipts. A Series may therefore receive less timely information or have less control than if it invested directly in the foreign issuer.

Vodafone Group Plc ADRhedged | Tax Risk Member
Prospectus [Line Items]
Risk [Text Block]	Tax Risk. The Series intends to take the position that it will be treated as a grantor trust for U.S. federal income tax purposes. Assuming such treatment is respected, the Series will not be subject to U.S. federal income tax. Rather, a pro rata portion of the Series income, gain, losses and deductions will “flow through” to each beneficial owner of Shares (“Shareholder”). The Series has not requested and will not request an advance ruling from the U.S. Internal Revenue Service (“IRS”) as to its status as a grantor trust. If the Series fails to qualify as a grantor trust for any year (subject to any available curative measures), the Series likely will be subject to regular corporate level U.S. federal income tax in that year on all of its taxable income, regardless of whether the Series makes any distributions to its Shareholders.
Vodafone Group Plc ADRhedged | Equity Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Equity Securities Risk. The trading price of equity securities, including the prices of Series Shares and ADRs, will fluctuate in response to a variety of factors. These factors include events impacting a single issuer, as well as political, market and economic developments that affect specific market segments and the market as a whole. The Series NAV and market price, like stock prices generally, will fluctuate within a wide range in response to these factors. As a result, an investor could lose money over short or even long periods.

Vodafone Group Plc ADRhedged | Management Risk Member
Prospectus [Line Items]
Risk [Text Block]
Management Risk. The Series is subject to the risk that the Manager’s investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results.

Vodafone Group Plc ADRhedged | Market Trading Risk Member
Prospectus [Line Items]
Risk [Text Block]
Market Trading Risk. The Series faces numerous market trading risks, including the potential lack of an active market for Series Shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Series. Any of these factors, among others, may lead to the Series Shares trading at a premium or discount to NAV. Thus, you may pay significantly more (or less) than NAV when you buy Shares of the Series in the secondary market, and you may receive significantly less (or more) than NAV when you sell those Shares in the secondary market.  The Manager cannot predict whether Shares will trade above (premium), below (discount) or at NAV.  An active market for the Series Shares may not develop and market trading may be halted if trading in one or more of the Series underlying securities is halted. The difference in bid and ask prices is often referred to as the "spread" or "bid/ask spread." The bid/ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if the Series Shares have more trading volume and market liquidity and higher if the Series Shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads. In addition, in stressed market conditions, the market for the Series Shares may become less liquid in response to deteriorating liquidity in the markets for the Series underlying portfolio holdings in the ADRs.

Vodafone Group Plc ADRhedged | Authorized Participant Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]
Authorized Participant Concentration Risk. Only an authorized participant (“Authorized Participant”) may engage in creation or redemption transactions directly with the Series.  The Series has a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Series and no other Authorized Participant is able to step forward to create or redeem Creation Units, Series Shares may trade at a discount to NAV and possibly face trading halts and/or delisting. This risk may be more pronounced in volatile markets, potentially where there are significant redemptions in exchange-traded funds generally.

Vodafone Group Plc ADRhedged | New Series Risk Member
Prospectus [Line Items]
Risk [Text Block]
New Series Risk. As of the date of this prospectus, the Series has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Series market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

Vodafone Group Plc ADRhedged | Issuer Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]
Issuer Concentration Risk. Because the Series only invests in the ADRs of the Company and the Currency Hedge Contract, the Series may be adversely affected by the performance of the Company, subject to increased price volatility and more susceptible to adverse economic, market, political or regulatory occurrences affecting the Company, the telecommunication services industry or England. Any issuer may perform poorly, causing the value of its securities to decline. Poor performance may be caused by poor management decisions, competitive pressures, changes in technology, disruptions in supply, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors. Issuers may, in times of distress or at their own discretion, decide to reduce or eliminate dividends, which may also cause their stock prices to decline.

Vodafone Group Plc ADRhedged | Risks Of Investing In The United Kingdom (“UK”) Risk Member
Prospectus [Line Items]
Risk [Text Block]
Risks of Investing in the United Kingdom (“UK”). The UK, of which England is a part, has one of the largest economies in Europe, and the United States and other European countries are substantial trading partners of the UK. As a result, the British economy may be impacted by changes to the economic condition of the United States and other European countries. The British economy, along with certain other European Union (“EU”) economies, experienced a significant economic slowdown during the recent financial crisis, and certain British financial institutions suffered significant losses, were severely under-capitalized and required government intervention to survive. The British economy relies heavily on the export of financial services to the United States and other European countries and, therefore, a prolonged slowdown in the financial services sector may have a negative impact on the British economy. Continued governmental involvement or control in certain sectors may stifle competition in certain sectors or cause adverse effects on economic growth.

Vodafone Group Plc ADRhedged | Telecommunication Services Industry Risk Member
Prospectus [Line Items]
Risk [Text Block]
Telecommunication Services Industry Risk. Risks faced by companies in the telecommunications industry include a telecommunications market characterized by increasing competition and regulation by the Federal Communications Commission and various state regulatory authorities; the need to commit substantial capital to meet increasing competition, particularly in formulating new products and services using new technology; and technological innovations that may make various products and services obsolete.

Vodafone Group Plc ADRhedged | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any investment, you could lose all or part of your investment in the Series, and the Series performance could trail that of other investments.
Vodafone Group Plc ADRhedged | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Series is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Vodafone Group Plc ADRhedged | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversification Risk. The Series is non-diversified and holds Portfolio Securities of only one particular issuer.  As a result, the Series may have greater volatility than other diversified funds. Because a non-diversified fund may invest a larger percentage of its assets in securities of a single company than diversified funds, the performance of that company can have a substantial impact on Share price.